As filed with the Securities and Exchange Commission on April 29, 2010

  File No. 333-94047
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 13  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 164  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

Depositor's Telephone Number, including Area Code

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485;

☒  on May 1, 2010 pursuant to paragraph (b) of Rule 485;

☐  60 days after filing pursuant to paragraph (a) of Rule 485;

☐  on May 1, 2010 pursuant to paragraph a(1) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com

This Prospectus describes the Protective Variable Annuity II Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

You generally may allocate your investment in the Contract among the Guaranteed Account and the Sub-Accounts of the Protective Variable Annuity Separate Account. The Sub-Accounts that are available in Contracts purchased after May 31, 2003 invest in the following Funds:

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio-SC2

VIP Equity Income Portfolio-SC2

VIP Freedom Fund-2015 Maturity-SC2

VIP Freedom Fund-2020-Maturity-SC2

VIP Growth Portfolio-SC2

VIP Index 500-SC2

VIP Investment Grade Bond Portfolio-SC2

VIP MidCap Portfolio-SC2

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

Franklin Income Securities Fund, Class 2

Franklin Rising Dividends Securities Fund, Class 2

Franklin Small Cap Value Securities Fund, Class 2

Franklin Small-MidCap Growth Securities Fund, Class 2

Franklin U.S. Government Fund, Class 2

Mutual Shares Securities Fund, Class 2

Templeton Foreign Securities Fund, Class 2

Templeton Global Bond Securities Fund, Class 2 (formerly Templeton Global Income Securities Fund, Class 2)

Templeton Growth Securities Fund, Class 2

Goldman Sachs Variable Insurance Trust

Large Cap Value Fund, Institutional Class (formerly Growth and Income Fund, Institutional Class)

Growth Opportunities Fund, Service Class

MidCap Value Fund, Institutional Class

Strategic Growth Fund, Institutional Class (formerly Capital Growth Fund, Institutional Class)

Strategic International Equity Fund, Institutional Class

Structured Small Cap Equity Fund, Institutional Class

Structured U.S. Equity Fund, Institutional Class

Legg Mason Partners Variable Equity Trust

ClearBridge Mid Cap Core Fund, Class II

ClearBridge Small Cap Growth Fund, Class II

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio (formerly All Value Portfolio)

Capital Structure Portfolio (formerly America's Value Portfolio)

Bond-Debenture Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

International Opportunities Portfolio (formerly International Portfolio)

Classic Stock Portfolio (formerly Large-Cap Core Portfolio)

Mid-Cap Value Portfolio

MFS® Variable Insurance TrustSM

Growth Series-SS

Investors Growth Stock Series-SS

Investors Trust Series-SS

New Discovery Series-SS

Research Bond Series-SS

Research Series-SS

Total Return Series-SS

Utilities Series-SS

Value Series-SS

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA-SS

Global Securities Fund/VA-SS

High Income Fund/VA-SS

Main Street Fund/VA-SS

Small & MidCap Growth Fund/VA-SS (formerly MidCap Fund/VA-SS)

Money Fund/VA

Global Strategic Income Fund/VA-SS (formerly Strategic Bond Fund/VA-SS)

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class

Low Duration Fund, Advisor Class

Real Return Fund, Advisor Class

Short-Term Fund, Advisor Class

Total Return Fund, Advisor Class

Royce Capital Fund

Micro-Cap Fund, Service Class

Small-Cap Fund, Service Class

The Universal Institutional Funds, Inc.*

Equity and Income Portfolio Class II

Global Real Estate Portfolio Class II

International Growth Equity Portfolio Class II

US Mid Cap Value Portfolio Class II

Van Kampen Life Investment Trust*

Capital Growth Portfolio Class II

Comstock Portfolio Class II

Global Tactical Asset Allocation Portfolio Class II

Government Portfolio Class II

Growth and Income Portfolio Class II

MidCap Growth Portfolio Class II

*  It is anticipated that on June 1, 2010, the portfolios of The Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust listed above will be merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This transaction is subject to shareholder approval.

Contracts purchased before June 1, 2003 have different Sub-Accounts and corresponding Funds. See "The Company, Variable Account and Funds."

The value of your Contract that is allocated to the Sub-Accounts will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

Please read this prospectus carefully. Investors should keep a copy for future reference.

The Protective Variable Annuity II Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2010

DEFINITIONS

"We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract. The Allocation Options are the Sub-Accounts of the Variable Account and the Guaranteed Accounts available in this Contract.

Annuity Commencement Date: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

Annuity Option: The payout option under which the Company makes annuity income payments.

Annuity Unit: A unit of measure used to calculate the amount of the variable income payments.

Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

Code: The Internal Revenue Code of 1986, as amended.

Contract: The Protective Variable Annuity II, a flexible premium, deferred, variable and fixed annuity contract.

Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

DCA: Dollar cost averaging.

DCA Fixed Accounts: The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

Fixed Account: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.

Fund: Any investment portfolio in which a corresponding Sub-Account invests.

Guaranteed Account: The Fixed Account, the DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

Sub-Account: A separate division of the Variable Account.

Valuation Day: Each day on which the New York Stock Exchange is open for business.

Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via U.S. Postal Service or nationally recognized overnight delivery service.

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and charges that you will pay at the time you buy the Contract, partially or fully surrender the Contract, or transfer amounts between the Sub-Accounts and/or the Guaranteed Account.

OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge (as a % of amount surrendered)	7	%(1)
Transfer Fee	$25	(2)
Premium Tax	3.5	%(3)

(1)  The surrender charge declines over time. (See "Charges and Deductions.")

(2)  Protective Life currently does not charge this Transfer Fee, but reserves the right to do so in the future. (See "Charges and Deductions.")

(3)  Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

PERIODIC CHARGES

(other than Fund expenses)

Annual Contract Maintenance Fee	$30 (1)
Variable Account Annual Expenses (as a % of average Variable Account value)
Contract with Return of Purchase Payment Death Benefit(2)
Mortality and Expense Risk Charge(3)	1.10%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.25%
Contract with Optional Benefit Package(4)
Mortality and Expense Risk Charge(3)	1.40%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.55%

(1)  We will waive the annual contract maintenance fee if your Contract Value or aggregate Purchase Payments, reduced by surrenders and surrender charges, is $50,000 or more. (See "Charges and Deductions.")

(2)  If your Contract was purchased before January 5, 2004, you had the option of selecting the Return of Purchase Payments Death Benefit with the Earnings Enhancement Death Benefit ("EEDB"). Under this selection, the Mortality and Expense Risk Charge is increased by 0.25% to equal 1.35% while the EEDB is in effect. With the EEDB in effect, Total Variable Account Annual Expenses are 1.50%.

(3)  The mortality and expense risk charges presented in the table apply before the Annuity Commencement Date. After the Annuity Commencement Date, the mortality and expense risk charge for all contracts is 1.10% (on an annual basis) of average daily net assets of the Variable Account attributable to the Contract.

(4)  If your Contract was purchased before January 5, 2004, you had the option of selecting the Contract with Optional Benefit Package with the Earnings Enhancement Death Benefit ("EEDB"). If you did not select the EEDB, the Mortality and Expense Risk Charge is 1.25%, and therefore Total Variable Account Annual Expenses are 1.40%. With the EEDB in effect, the Mortality and Expense Risk Charge is increased by 0.25% to equal 1.50%, and therefore Total Variable Account Annual Expenses are 1.65%.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

The Fund expenses used to prepare the next table were provided to Protective Life by the Funds. Protective Life has not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2009. Current or future expenses may be higher or lower than those shown.

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.35%	-	2.14	%(1)

(1)  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

Example of Charges

If your Contract was purchased on or after January 5, 2004, the following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming the Optional Benefit Package is selected), and both maximum and minimum total Annual Fund Operating Expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)   If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	996	1,721	2,368	4,116
Minimum Fund Expenses	834	1,237	1,558	2,485

(2)  If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	395	1,196	2,011	4,116
Minimum Fund Expenses	223	684	1,168	2,485

If your Contract was purchased before January 5, 2004, the following example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example shows the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account charges (assuming the Optional Benefit Package and the Earnings Enhancement Death Benefit were selected), and both maximum and minimum total annual Fund operating expenses. The example does not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The example assumes that you invest $10,000 in the Contract for the periods indicated. The example also assumes that your investment has a 5% return each year.

(1)  If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,005	1,749	2,414	4,202
Minimum Fund Expenses	844	1,267	1,607	2,590

(2)  If you annuitize(1) or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	405	1,225	2,059	4,202
Minimum Fund Expenses	233	715	1,220	2,590

(1)  Generally, you cannot annuitize your Contract within 7 years after we accept a Purchase Payment. In limited circumstances we may allow you to annuitize your Contract as early as 2 years after we accept a Purchase Payment. (See "Annuitization.") Different fees and expenses not reflected in the example may be assessed after you annuitize under a variable income payment option. (See "Charges and Deductions, Mortality and Expense Risk Charge.")

Please remember that the example is an illustration and does not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the example.

SUMMARY

The Contract

What is the Protective Variable Annuity II Contract?	The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons. If you purchase an interest in a group Contract, you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder.

How may I purchase a Contract?	Protective Life sells the Contracts through registered representatives of broker-dealers. We pay commissions and other compensation to the broker-dealers for selling the Contracts. (See "Distribution of the Contracts.")
Protective Life will issue your Contract when it receives and accepts your complete application information and an initial Purchase Payment through the broker-dealer you have selected. (See "Issuance of a Contract.")

What are the Purchase Payments?	The minimum amount that Protective Life will accept as an initial Purchase Payment is $2,000. Initial Purchase Payments may be made at any time prior to the earlier of: (1) the oldest Owner's 85th birthday; or (2) the Annuitant's 85th birthday. Generally, Purchase Payments will not be accepted within 7 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $1,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")

Can I cancel the Contract?	You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. In states requiring the return of Purchase Payments, where required, we will refund the greater of the Contract Value or the Purchase Payments. (See "Right to Cancel.")

Can I transfer amounts in the Contract?	Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. We reserve the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. We may restrict or refuse to honor transfers when we determine that they may be detrimental to the Funds or Contract Owners, such as frequent transfers and market timing transfers by or on behalf of an Owner or group of Owners. (See "Transfers.")

Can I surrender the Contract?	Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")

Is there a death benefit?	If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. Subject to age limitations, you may select the death benefit option that is available in this Contract. You must select the death benefit option at the time you apply for the Contract, and your selection may not be changed after the Contract is issued. (See "Death Benefit.")

What Annuity Options are available?	Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuitization".)

Is the Contract available for qualified retirement plans?	You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax or financial adviser for information specific to your circumstances to determine whether the use of the Contract within a qualified retirement plan is an appropriate investment for you. (See "Description of the Contract, The Contract," and "Federal Tax Matters, Qualified Retirement Plans.")
Protective no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company.

Where may I find financial information about the Sub-Accounts?	You may find financial information about the Sub-Accounts in Appendix F to this prospectus and in the Statement of Additional Information.

Other contracts	We offer other types of annuity contracts and insurance policies that also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of their Sub-Accounts and may offer different benefits than the Contract. To obtain more information about these other contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

Generally all earnings on the Investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from a non-Qualified Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In the case of a Qualified Contract, a distribution generally will result in taxable income even if there has not been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. (See "Federal Tax Matters").

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

The Contracts are issued by Protective Life. Protective Life is a Tennessee corporation and was founded in 1907. Protective Life provides life insurance, annuities, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2009, Protective Life had total assets of approximately $42.2 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $42.3 billion at December 31, 2009.

Protective Variable Annuity Separate Account

The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. You assume all of the investment risk for Purchase Payments and Contract Value allocated to the Sub-Accounts. Your Contract Value in the Sub-Accounts is part of the assets of the Variable Account. The portion of the assets of the Variable Account equal to the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities (which is equal to Contract Value) of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

The following Sub-Accounts of the Variable Account generally are available in Contracts:

Fidelity VIP Contrafund®-SC2*
Fidelity VIP Equity Income-SC2*
Fidelity VIP Freedom Fund-2015 Maturity-SC2*
Fidelity VIP Freedom Fund-2020-Maturity-SC2*
Fidelity VIP Growth-SC2*
Fidelity VIP Index 500-SC2*
Fidelity VIP Investment Grade Bond-SC2*
Fidelity VIP MidCap-SC2*
Franklin Flex Cap Growth Securities-C2*
Franklin Income Securities-C2*
Franklin Rising Dividends Securities-C2*
Franklin Small Cap Value Securities-C2*
Franklin Small-MidCap Growth Securities-C2*
Franklin U.S. Government-C2*
Mutual Shares Securities-C2*
Templeton Foreign Securities-C2*
Templeton Global Bond Securities-C2 (formerly Templeton Global Income Securities-C2)*
Templeton Growth Securities-C2*
Goldman Sachs Large Cap Value IC (formerly Growth and Income IC)
Goldman Sachs Growth Opportunities SC*
Goldman Sachs MidCap Value IC
Goldman Sachs Strategic Growth IC (formerly Capital Growth IC)
Goldman Sachs Strategic International Equity IC
Goldman Sachs Structured Small Cap Equity IC
Goldman Sachs Structured U.S. Equity IC
Legg Mason ClearBridge Mid Cap Core II*
Legg Mason ClearBridge Small Cap Growth II*
Lord Abbett Fundamental Equity (formerly Lord Abbett All Value)
Lord Abbett Capital Structure (formerly Lord Abbett America's Value)
Lord Abbett Bond-Debenture
Lord Abbett Growth and Income
Lord Abbett Growth Opportunities
Lord Abbett International Opportunities (formerly Lord Abbett International)
Lord Abbett Classic Stock (formerly Lord Abbett Large-Cap Core)
Lord Abbett Mid-Cap Value	MFS Growth SS*(1)
MFS Investors Growth Stock SS*(1)
MFS Investors Trust SS*(1)
MFS New Discovery SS*(1)
MFS Research Bond SS*(1)
MFS Research SS*(1)
MFS Total Return SS*(1)
MFS Utilities SS*(1)
MFS Value SS*(1)
Oppenheimer Capital Appreciation SS*(1)
Oppenheimer Global Securities SS*(1)
Oppenheimer High Income SS*(1)
Oppenheimer Main Street SS*(1)
Oppenheimer Small & MidCap Growth SS (formerly Oppenheimer MidCap)*(1)
Oppenheimer Money
Oppenheimer Global Strategic Income SS (formerly Oppenheimer Strategic Bond)*(1)
PIMCO Long-Term US Government-AC*
PIMCO Low Duration-AC*
PIMCO Real Return-AC*
PIMCO Short-Term-AC*
PIMCO Total Return-AC*
Royce Capital Micro-Cap-SC*
Royce Capital Small-Cap-SC*
Van Kampen LIT Capital Growth II*(2),(3)
Van Kampen LIT Comstock II*(2),(3)
Van Kampen LIT's Global Tactical Asset Allocation II*(3)
Van Kampen LIT Government II*(3)
Van Kampen LIT Growth and Income II*(2),(3)
Van Kampen LIT MidCap Growth II*(3)
UIF Equity and Income II*(3)
UIF Global Real Estate II*(3)
UIF International Growth Equity II*(3)
UIF US Mid Cap Value II*(3)

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Contracts" in this prospectus, and the prospectus for the Fund.

(1)  Class SS shares only available to Contracts purchased on or after June 1, 2003.

(2)  Class II shares only available to Contracts purchased on or after June 1, 2003.

(3)  It is anticipated that on June 1, 2010, the portfolios of The Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust listed above will be merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This transaction is subject to shareholder approval.

The following two additional Sub-Accounts of the Variable Account are also available to certain Owners who purchased their Contract before May 1, 2002 and who meet one or more of the following the conditions:

(1)  as of April 30, 2002, Contract Value was allocated to the Sub-Account;

(2)  as of April 30, 2002, we had a current allocation instruction from the Owner directing us to allocate amounts to the Sub-Account in the future; or

(3)  as of April 30, 2002, we had a current dollar cost averaging transfer instruction from the Owner directing us to transfer amounts to the Sub-Account in the future.

Calvert Variable Series, Inc. Calvert VP SRI Balanced Portfolio (formerly Calvert Social Balanced Portfolio)

Van Eck Worldwide Insurance Trust VIP Global Hard Assets Fund (formerly Van Eck Worldwide Hard Assets Fund)

For purposes of determining which Sub-Accounts are available in your Contract, we will treat the date of your application as the date you purchased your Contract.

Administration

Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

The assets of each Sub-Account are invested solely in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Fidelity® Variable Insurance Products managed by Fidelity Management & Research Company and subadvised by FMR Co., Inc., Fidelity Investments Money Management, Inc. or Strategic Advisors, Inc.; Goldman Sachs Variable Insurance Trust managed by Goldman Sachs Asset Management L.P. or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management; Universal Institutional Funds, Inc., managed by Morgan Stanley Investment Management Inc., doing business in certain instances as Van Kampen; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Legg Mason Partners Variable Equity Trust advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC; PIMCO Variable Insurance Trust advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC; Royce Capital Fund advised by Royce & Associates, LLC; and, Lord Abbett Series Fund, Inc., managed by Lord, Abbett & Co. LLC. Franklin Advisers, Inc. is the investment adviser for the Franklin Flex Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin U.S. Government Fund and Templeton Global Bond Securities Fund. Franklin Advisory Services, LLC is the investment adviser for Franklin Rising Dividends Securities Fund. Franklin Mutual Advisers, LLC is the investment adviser for Mutual Shares Securities Fund. Templeton Investment Counsel, LLC is investment adviser for Templeton Foreign Securities Fund and Templeton Global Advisors Limited is investment adviser for Templeton Growth Securities Fund. Calvert Variable Series, Inc. Calvert VP SRI Balanced Portfolio is managed by Calvert Asset Management Company, Inc. and sub-advised (equity portfolio) by New Amsterdam Partners LLC. The Van Eck Associates Corporation is the investment adviser for the Van Eck Worldwide Insurance Trust fund. Shares of these funds are offered only to:

(1)  the Variable Account;

(2)  other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies;

(3)  separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies; and

(4)  certain qualified retirement plans.

Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio, Service Class 2

This Fund seeks long-term capital appreciation.

VIP Equity-Income Portfolio, Service Class 2

This Fund seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).

VIP Freedom Fund 2015 Maturity, Service Class 2

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Freedom Fund 2020 Maturity, Service Class 2

This Fund seeks high total return with a secondary objective of principal preservation as the Fund approaches its target date and beyond.

VIP Growth Portfolio, Service Class 2

This Fund seeks to achieve capital appreciation.

VIP Index 500 Portfolio, Service Class 2

This Fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

VIP Investment Grade Bond Portfolio, Service Class 2

This Fund seeks as high a level of current income as is consistent with the preservation of capital.

VIP MidCap Portfolio, Service Class 2

This Fund seeks long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities Fund, Class 2

This Fund seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.

Franklin Income Securities Fund, Class 2

This Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.

Franklin Rising Dividends Securities Fund, Class 2

This Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

Franklin Small Cap Value Securities Fund, Class 2

This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Small-Mid Cap Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Franklin U.S. Government Fund, Class 2

This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Mutual Shares Securities Fund, Class 2

This Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Foreign Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Bond Securities Fund, Class 2 (formerly Templeton Global Income Securities Fund)

This Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.

Templeton Growth Securities Fund, Class 2

This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Goldman Sachs Variable Insurance Trust

Strategic Growth Fund, Institutional Class (formerly Capital Growth Fund, Institutional Class)

This Fund seeks long-term growth of capital.

Large Cap Value Fund, Institutional Class (formerly Growth and Income Fund, Institutional Class)

This Fund seeks long-term capital appreciation.

Mid Cap Value Fund, Institutional Class

This Fund seeks long-term capital appreciation.

Growth Opportunities Fund, Service Class

This Fund seeks long-term growth of capital.

Strategic International Equity Fund, Institutional Class

This Fund seeks long-term growth of capital.

Structured Small Cap Equity Fund, Institutional Class

This Fund seeks long-term growth of capital.

Structured U. S. Equity Fund, Institutional Class

This Fund seeks long-term growth of capital and dividend income.

Legg Mason Partners Variable Equity Trust

ClearBridge Mid Cap Core Portfolio, Class II

This Fund seeks long-term growth of capital.

ClearBridge Small Cap Growth Portfolio, Class II

This fund seeks long-term growth of capital.

Lord Abbett Series Fund, Inc.

Capital Structure Portfolio (formerly America's Value Portfolio)

The Fund's investment objective is to seek current income and capital appreciation.

Bond-Debenture Portfolio

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

Fundamental Equity Portfolio — Value Fund Class (formerly All Value Portfolio)

This Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

Growth and Income Portfolio

The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

Growth Opportunities Portfolio

The Fund's investment objective is capital appreciation.

International Opportunities Portfolio (formerly International Portfolio)

The Fund's investment objective is long-term capital appreciation.

Classic Stock Portfolio (formerly Large-Cap Core Portfolio)

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk.

Mid-Cap Value Portfolio

The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS® Variable Insurance TrustSM

Growth Series, Service Shares (Formerly Emerging Growth Series)

This Fund's investment objective is to seek capital appreciation.

Investors Growth Stock Series, Service Shares

This Fund's investment objective is to seek capital appreciation.

Investors Trust Series, Service Shares

This Fund's investment objective is to seek capital appreciation.

New Discovery Series, Service Shares

This Fund's investment objective is to seek capital appreciation.

Research Bond Series, Service Shares

This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.

Research Series, Service Shares

This Fund's investment objective is to seek capital appreciation.

Total Return Series, Service Shares

This Fund's investment objective is to seek total return.

Utilities Series, Service Shares

This Fund's investment objective is to seek total return.

Value Series, Service Shares

This Fund seeks capital appreciation.

Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA, Service Shares

This Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

Global Securities Fund/VA, Service Shares

This Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

High Income Fund/VA, Service Shares

This Fund seeks a high level of current income by investing mainly in a diversified portfolio of high-yield, lower-grade, fixed-income securities that the Fund's investment manager believes does not involve undue risk.

Main Street Fund/VA, Service Shares

This Fund seeks a high total return.

Small- & Mid-Cap Growth Fund/VA (formerly MidCap Fund/VA), Service Shares

This Fund seeks capital appreciation by investing in securities of "growth type" companies.

Money Fund/VA

This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The yield of this Fund may become very low during periods of low interest rates. After deduction of Variable Account charges, the yield in the Sub-Account that invests in this Fund could be negative.

Global Strategic Income Fund/VA (formerly Strategic Bond Fund/VA), Service Shares

This Fund seeks a high level of current income principally derived from interest on debt securities.

PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class

This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on long-term fixed income securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

Low Duration Fund, Advisor Class

This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on Short Maturity Fixed Income Instruments rated B to Aaa.

Real Return Fund, Advisor Class

This Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The portfolio focuses on Inflation-Indexed Fixed Income Securities rated B to Aaa.

Short-Term Fund, Advisor Class

This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. The portfolio focuses on money market instruments and short maturity fixed income instruments.

Total Return Fund, Advisor Class

This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The portfolio focuses on Intermediate Maturity Fixed Income Instruments rate B to Aaa.

Royce Capital Fund

Micro-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $500 million.

Small-Cap Fund, Service Class

This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $500 million and $2.5 billion.

The Universal Institutional Funds, Inc.

It is anticipated that on June 1, 2010, the portfolios of The Universal Institutional Funds, Inc. listed below will be merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). While it is expected that each portfolio will retain the same investment objective following the merger, certain portfolios may have new portfolio managers. This transaction is subject to shareholder approval.

UIF Equity and Income Portfolio Class II

Seeks capital appreciation and current income.

UIF Global Real Estate Portfolio Class II

Seeks current income and capital appreciation.

UIF International Growth Equity Portfolio Class II

Seeks long-term capital appreciation with a secondary objective of income.

UIF US Mid Cap Value Fund, Class II

Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Van Kampen Life Investment Trust

It is anticipated that on June 1, 2010, the portfolios of the Van Kampen Life Investment Trust listed below will be merged into new portfolios of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). While it is expected that each portfolio will retain the same investment objective following the merger, certain portfolios may have new portfolio managers. This transaction is subject to shareholder approval.

Capital Growth Portfolio (formerly Strategic Growth Portfolio), Class II

Seeks capital appreciation.

Comstock Portfolio, Class II

Seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Global Tactical Asset Allocation Fund, Class II

This Fund seeks capital appreciation over time.

Government Portfolio, Class II

Seeks to provide investors with high current return consistent with preservation of capital.

Growth and Income Portfolio, Class II

Seeks long-term growth of capital and income.

Mid Cap Growth Portfolio (formerly Aggressive Growth Portfolio), Class II

Seeks capital growth.

Calvert Variable Series, Inc.

Calvert VP SRI Balanced Portfolio (formerly Social Balanced Portfolio) (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments, which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

Van Eck Worldwide Insurance Trust

VIP Global Hard Assets Fund (formerly Worldwide Hard Assets Fund) (available only in Contracts purchased before May 1, 2002 that meet certain conditions).

This Fund seeks long-term capital appreciation by investing primarily in "hard asset securities". Income is a secondary consideration.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current Statement of Additional Information for each of the Funds. You may obtain a prospectus or a Statement of Additional Information for any of the Funds by contacting Protective Life or by asking your Investment Advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Other Funds may be available for Contracts purchased before June 1, 2003. Please see Appendix E for more information.

Selection of Funds

We select the Funds offered through the Contracts based on several criteria, including the following:

•  asset class coverage,

•  the strength of the investment adviser's (or sub-adviser's) reputation and tenure,

•  brand recognition,

•  performance,

•  the capability and qualification of each investment firm, and

•  whether our distributors are likely to recommend the Funds to Contract Owners.

Another factor we consider during the selection process is whether the Fund, its adviser, its sub-adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements see "Certain Payments We Receive with Regard to the Funds." We also consider whether the Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each Fund periodically after it is selected. Upon review, we may remove a Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Fund if we determine the Fund no longer meets one or more of the criteria and/or if the Fund has not attracted significant contract owner assets. We do not recommend or endorse any particular Fund, and we do not provide investment advice.

Asset Allocation Model Portfolios

Four asset allocation models ("Model Portfolios") are available at no additional charge as investment options under your Contract.

Each Model Portfolio invests different percentages of Contract Value in some or all of the Sub-Accounts under your Contract, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Contract Value or Purchase Payment allocation or percentages in response to these changes. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

Other Information about the Funds

Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the

Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Contract Value to the Sub-Account investing in shares of that Fund.

Certain Payments We Receive with Regard to the Funds

We (and our affiliates) may receive payments from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof. These payments are negotiated and thus differ by Fund (sometimes substantially), and the amounts we (or our affiliates) receive may be significant. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, marketing, distributing, and administering the Contracts, and, in our role as intermediary, the Funds. We (and our affiliates) may profit from these payments.

12b-1 Fees. We and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Contracts, receive 12b-1 fees from the Funds, their advisers, sub-advisers, and their distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). IDI may pay some or all of the 12b-1 fees it receives to us. Rule 12b-1 fees are paid out of Fund assets as part of the Fund's total annual fund operating expenses. Payments made out of Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The chart below shows the maximum 12b-1 fees we and IDI anticipate we will receive from the Funds on an annual basis:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 fee
Paid to IDI:
Van Kampen Life Investment Trust	0.25%
Oppenheimer Variable Account Funds	0.25%
Fidelity® Variable Insurance Products	0.25%
Franklin Templeton Variable Insurance Products Trust	0.25%
Goldman Sachs Variable Insurance Trust	0.25%
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%
Paid to us:
MFS Variable Insurance Trust	0.25%
PIMCO Variable Insurance Trust	0.25%
The Universal Institutional Funds, Inc.	0.35%

Payments from Advisers and/or Distributors. As of the date of this prospectus, we (or our affiliates) also receive payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of all of the Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the average daily net assets of the particular Fund attributable to the Contracts and to certain other variable insurance contracts issued or administered by us (or our affiliate). The payments we receive from the investment advisers, sub-advisers or distributors of the Funds currently range from 0.10% to 0.50% of Fund assets attributable to our variable insurance contracts.

Other Payments. A Fund's adviser, sub-adviser, or distributor or its affiliates may provide us (or our affiliates) and/or broker-dealers that sell the Contracts ("selling firms") with marketing support, may pay us (or our affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may occasionally provide us (or our affiliates) and/or selling firms with items of relatively small value, such as promotional gifts, meals, tickets, or other similar items in the normal course of business.

For details about the compensation payments we make in connection with the sale of the Contracts, see "Distribution of the Contracts."

Other Investors in the Funds

Shares of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc. (available only in certain Contracts issued before May 1, 2002), and Van Eck Worldwide Insurance Trust (available only in certain Contracts issued before May 1, 2002), are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. The boards of directors (or trustees) of Fidelity® Variable Insurance Products, Goldman Sachs Variable Insurance Trust, Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Lord Abbett Series Fund, Inc., Royce Capital Fund, Legg Mason Partners Variable Equity Trust, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., Franklin Templeton Variable Insurance Products Trust, Calvert Variable Series, Inc., and Van Eck Worldwide Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. The new funds may have higher fees and charges than the ones they replaced. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares of a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine. All Sub-Accounts and Funds may not be available to all classes of contracts.

If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group Contract, you will receive a certificate evidencing your ownership interest in the group Contract. Otherwise, you will receive an individual Contract. If you are issued a certificate, you also will receive a copy of the Contract, and you will be entitled to exercise all rights and privileges provided under the Contract without the consent of the group Contract holder. See "Parties to the Contract" below.

Use of the Contract in Qualified Plans.

You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), and pension and profit sharing plans (including H.R. 10 Plans). Protective no longer issues Contracts under Section 403(b) of the Internal Revenue Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a Qualified Plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group Contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Protective Life may accept instructions from one Owner on behalf of both Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. In the case of Owners who are nonnatural persons, age restrictions do not apply to the Owner.

The Owner of this Contract may be changed by Written Notice provided:

(1)  each new Owner's 85th birthday is after the Effective Date; and

(2)  each new Owner's 90th birthday is on or after the Annuity Commencement Date.

For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")

Beneficiary.

The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

The Annuitant is the person on whose life annuity income payments may be based. The first Owner shown on the application for the Contract is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise. However, if the Owner is a nonnatural person, the death of the Annuitant will be treated as the death of the Owner.

The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life. Any such licensed representative must also be a registered representative of a broker/dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.

If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five business days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days. You may transmit information necessary to complete an application to Protective Life by telephone, facsimile, or electronic media.

Purchase Payments

In all states except Oregon we will only accept initial Purchase Payments before the earlier of the oldest Owner's 85th birthday or the Annuitant's 85th birthday. No Purchase Payment will be accepted within 7 years of the Annuity Commencement Date then in effect. In the state of Oregon, we will only accept Purchase Payments (initial or subsequent) before the earlier of the oldest Owner's 85th birthday or the Annuitant's 85th birthday. The minimum subsequent Purchase Payment we will accept is $100 or $50 if made by electronic funds transfer. We reserve the right not to accept any Purchase Payment. Under certain circumstances, we may be required by law to reject a Purchase Payment.

Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. We will process Purchase Payments as of the end of the Valuation Period during which we receive them at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any Purchase Payment received at our administrative office after the end of the Valuation Period on the next Valuation Day. Protective Life retains the right to limit the maximum aggregate Purchase Payments that can be made without prior administrative office approval. This amount is currently $1,000,000.

Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan.

We do not always receive your Purchase Payment or your application on the day you send them or give them to your sales representative. In some circumstances, such as when you purchase a Contract in exchange for an existing annuity contract from another company, we may not receive your Purchase Payment from the other company for a substantial period of time after you sign the application and send it to us.

Right to Cancel

You have the right to return the Contract within a certain number of days after you receive it by returning it, along with a written cancellation request, to our administrative office or the sales representative who sold it. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. In states requiring the return of Purchase Payments, we will refund the greater of the Contract Value or the Purchase Payment.

For individual retirement annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate all or a portion of your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) that you allocated to the Sub-Accounts to the Oppenheimer Money Fund Sub-Account until the expiration of the right-to-cancel period. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

Allocation of Purchase Payments

Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. If your allocation instructions are indicated by percentages, whole percentages must be used.

Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). For non-written instructions regarding allocations, we may require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value.") The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See "Condensed Financial Information, Accumulation Units.")

Determination of Accumulation Units.

Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

•  surrenders and applicable surrender charges;

•  partial surrenders and applicable surrender charges;

•  partial automatic withdrawals;

•  transfer from a Sub-Account and any applicable transfer fee;

•  payment of a death benefit claim;

•  application of the Contract Value to an Annuity Option; and

•  deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)  is the result of:

a.  the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

b.  the per share amount of any dividend or capital gain distributions made by the Funds held in the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period.

(2)  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the most recent prior Valuation Period.

(3)  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period and a charge or credit for any taxes attributed to the investment operations of the Sub-Account, as determined by the Company.

Transfers

Before the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions at our administrative office, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate. Prices for the Allocation Options are determined as of the end of each Valuation Period, which is the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central Time). Accordingly, transfer requests received at our administrative office before the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the day the requests are received; transfer requests received at our administrative office after the close of regular trading on the New York Stock Exchange are processed at the price determined as of the close of regular trading on the next day on which the New York Stock Exchange is open for regular trading. We may defer transfer requests under the same conditions that payment of withdrawals and surrenders may be delayed. (See "Suspension or Delay in Payments.") There are limitations on transfers, which are described below.

After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

How to Request Transfers.

Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile, automated telephone system or via the Internet at www.protective.com ("non-written instructions"). From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written instructions for such transfers. We will require a form of personal identification prior to acting on non-written instructions and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

Reliability of Communications Systems.

The Internet and telephone systems may not always be available. Any computer or telephone system, whether it is yours, your service providers', your registered representative's, or ours, can experience unscheduled outages or slowdowns for a variety of reasons. Such outages or delays may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you can make your transaction by writing to us.

Limitations on Transfers.

We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions submitted by telephone, automated telephone system, the Internet or facsimile) without prior notice for any Contract or class of Contracts at any time for any reason.

Minimum amounts. You must transfer at least $100 each time you make a transfer. If the entire amount in the Allocation Option is less than $100, you must transfer the entire amount. If less than $100 would be left in an Allocation Option after a transfer, then we may transfer the entire amount out of that Allocation Option instead of the requested amount.

Number of transfers. Currently we do not generally limit the number of transfers that may be made. We reserve the right, however, to limit the number of transfers to no more than 12 per Contract Year. We also reserve the right to charge a transfer fee for each additional transfer over 12 during any Contract Year. The transfer fee will not exceed $25 per transfer. We will deduct any transfer fee from the amount being transferred. (See "Charges and Deductions, Transfer Fee.")

Limitations on transfers involving the Guaranteed Account. No amounts may be transferred into a DCA Fixed Account. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of (a) $2,500 or (b) 25% of the Contract Value in the Fixed Account.

Limitations on frequent transfers, including "market timing" transfers. Frequent transfers may involve an effort to take advantage of the possibility of a lag between a change in the value of a Fund's portfolio securities and the reflection of that change in the Fund's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Fund at a price that does not reflect the current market value of the portfolio securities of the Fund, and then to realize a profit when the Fund shares are sold the next Valuation Day or thereafter.

When you request a transfer among the Sub-Accounts, your request triggers the purchase and redemption of Fund shares. Frequent transfers cause frequent purchases and redemptions of Fund shares. Frequent purchases and redemptions of Fund shares can cause adverse effects for a Fund, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants, or owners of other variable annuity contracts we issue that invest in the Variable Account. Frequent transfers can result in the following adverse effects:

•  Increased brokerage, trading and transaction costs;

•  Disruption of planned investment strategies;

•  Forced and unplanned liquidation and portfolio turnover;

•  Lost opportunity costs; and

•  Large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

In order to try to protect our Owners and the Funds from the potential adverse effects of frequent transfer activity, we have implemented certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent frequent, short-term transfer activity that may adversely affect the Funds, Fund shareholders, the Variable Account, other Owners, beneficiaries, annuitants and owners of other variable annuity contracts we issue that invest in the Variable Account.

We monitor transfer activity in the Contracts to identify frequent transfer activity in any Contract. Our current Market Timing Procedures are intended to detect transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-Accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include transfers made pursuant to the dollar-cost averaging and portfolio rebalancing programs when monitoring for frequent transfer activity.

When we identify transfer activity exceeding our established parameters in a Contract or group of Contracts that appear to be under common control, we suspend non-written methods of requesting transfers for that Contract or group of Contracts. All transfer requests for the affected Contract or group of Contracts must be made by Written Notice. We notify the affected Owner(s) in writing of these restrictions.

In addition to our Market Timing Procedures, the Funds may have their own market timing policies and restrictions. While we reserve the right to enforce the Funds' policies and procedures, Owners and other persons with interests under the Contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Funds, except that, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the market timing policies established b the Fund.

Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by law, we reserve the right to delay or refuse to honor a transfer request, or to reverse a transfer at any time we are unable to purchase or redeem shares of any of the Funds because of the Fund's refusal or restriction on purchases or redemptions. We will notify the Owner(s) of any refusal or restriction on a purchase or redemption by a Fund relating to that Owner's transfer request. Some Funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual Fund shares within a certain number of business days after purchase). We reserve the right to implement, administer, and collect any redemption fees imposed by any of the Funds. You should read the prospectus of each Fund for more information about its ability to refuse or restrict purchases or redemptions of its shares, which may be more or less restrictive than our Market Timing Procedures and those of other Funds, and to impose redemption fees.

We apply our Market Timing Procedures consistently to all Owners without special arrangement, waiver or exception. We reserve the right to change our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter potentially harmful frequent transfer activity, to comply with state or federal regulatory requirements, or both. We may change our parameters to monitor for different dollar amounts, number of transfers, time period of the transfers, or any of these.

Owners seeking to engage in frequent transfer activity may employ a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect others involves judgments that are inherently subjective. Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect or deter every potential market timer. In addition, because other insurance companies, retirement plans, or both may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from frequent transfer activity in contracts or policies issued by other insurance companies or by retirement plan participants.

Dollar Cost Averaging.

Before the Annuity Commencement Date, you may instruct us by Written Notice to transfer automatically, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Sub-Account of the Variable Account; however, you may not transfer to the Guaranteed Account. You may not make DCA transfers to the Oppenheimer Money Fund Sub-Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account. In Oregon, only your initial Purchase Payment may be allocated to a DCA Fixed Account.

The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

From time to time, we may offer interest rates on our DCA Fixed Accounts that are higher than the interest rates we offer on the Fixed Account. The interest rates on the DCA Fixed Accounts, however, apply to the declining balance in the account. Therefore the amount of interest actually paid with respect to a Purchase Payment allocated to the DCA Fixed Account will be substantially less than the amount that would have been paid if the full Purchase Payment remained in the DCA Fixed Account for the full period.

There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if we elect to limit transfers, or the designated number of free transfers in any Contract Year if we elect to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

At any time before the Annuity Commencement Date, you may request a full or partial surrender from your Contract. Federal and state income taxes may apply to a full or partial surrender, and a 10% federal penalty tax may apply if the full or partial surrender occurs before the Owner reaches age 59 1/2. (See "Taxation of Partial and Full Surrenders.") A surrender value may be available under certain Annuity Options. (See "Annuitization.") In accordance with SEC regulations, full and partial surrenders are payable within 7 calendar days of our receiving your request. (See "Suspension or Delay in Payments.")

Full Surrender.

At any time before the Annuity Commencement Date, you may request a full surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request either by Written Notice or by facsimile. Surrenders requested by facsimile are subject to limitations. Currently, we accept requests by facsimile for full surrenders of Contracts that have a Contract Value of $50,000 or less. For Contracts that have a Contract Value greater than $50,000, we will only accept surrender requests by Written Notice. We may eliminate your ability to request a full surrender by facsimile or change the requirements for your ability to request a full surrender by facsimile for any Contract or class of Contracts at any time without prior notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time.

Surrender Value.

The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice or facsimile requesting surrender and your Contract at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day.

Partial Surrender.

At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $2,000. You may request a partial surrender by Written Notice or by facsimile. If we have received your completed Telephone Withdrawal Authorization Form, you also may request a partial surrender by telephone. Partial surrenders requested by telephone or facsimile are subject to limitations. Currently we accept requests for partial surrenders by telephone or by facsimile for amounts not exceeding 25% of Contract Value, up to a maximum of $50,000. For partial surrenders of Contract Value exceeding 25% of Contract Value and/or $50,000 we will only accept partial surrender requests by Written Notice. We may eliminate your ability to make partial withdrawals by telephone or facsimile or change the requirements for your ability to make partial withdrawals by telephone or facsimile for any Contract or class of Contracts at any time without prior notice.

We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. We will process any partial surrender request received at our administrative office after the end of the Valuation Period on the next Valuation Day. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge and any applicable premium tax.

You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

Cancellation of Accumulation Units.

Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

  (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. In addition, in the case of contracts issued on or after January 1, 2009, a Section 403(b) contract is permitted to distribute retirement benefits (other than those attributable to salary reduction contributions) to a participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age, or disability. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

(1)  made an initial Purchase Payment of at least $5,000; or

(2)  a Contract Value as of the previous Contract Anniversary equal to $5,000.

The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract, including the possible imposition of a 10% federal penalty tax if the surrender occurs before the Owner reaches age 59 1/2. You should consult your tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures are subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

The Guaranteed Account consists of the Fixed Account and the DCA Fixed Accounts. The Fixed Account and certain DCA Fixed Accounts are not available in all States. See "The Fixed Account" and "The DCA Fixed Accounts" for more information.

From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. You bear the risk that we will not declare a rate that is higher than the minimum rate. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Our General Account.

The Guaranteed Account is part of our general account. Unlike Purchase Payments and Contract Value allocated to the Variable Account, we assume the risk of investment gain or loss on amounts held in the Fixed Account and the DCA Fixed Account.

The assets of our general account support our insurance and annuity obligations and are subject to our general liabilities from business operations and to claims by our creditors. Because amounts allocated to the Fixed Account and the DCA Fixed Accounts, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with any enhanced death benefits), are paid from our general account, any amounts that we may pay under the Contract in excess of Contract Value are subject to our financial strength and claims-paying ability. It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. For this reason, you should consider our financial strength and claims-paying ability to meet our obligations under the Contract when purchasing a Contract and making investment decisions under the Contract.

We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by state regulators, and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements are included in the Statement of Additional Information (which is available at no charge by calling us at 1-800-456-6330 or writing us at the address shown on the cover page of this prospectus). In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of our financial capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and/or claims-paying ability.

The Fixed Account.

The Fixed Account is not available in the states of Oregon, Maryland, Massachusetts, South Carolina or Washington. In states where the Fixed Account and DCA Fixed Accounts are available, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

We currently offer two DCA Fixed Accounts. The maximum period for dollar cost averaging transfers from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months.

DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which dollar cost averaging transfers are allowed from that DCA Fixed Account.

Guaranteed Account Value.

Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

(1)  Purchase Payments allocated to the Guaranteed Account; plus

(2)  amounts transferred into the Guaranteed Account; plus

(3)  interest credited to the Guaranteed Account; minus

(4)  amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

(5)  the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

(6)  fees deducted from the Guaranteed Account.

For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. The death benefit terminates on the Annuity Commencement Date.

We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death at our administrative office. Valuation Periods end at the close of regular trading on the New York Stock Exchange, which is generally at 3:00 p.m. Central Time. If we receive due proof of death after the end of the Valuation Period, we will determine the death benefit on the next Valuation Day. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary. The following discussion generally applies to Qualified Contracts and non-Qualified Contracts, but there are some differences in the rules that apply to each.

The death benefit provisions of this Contract shall be interpreted to comply with the requirements of Section 72(s) of the Code. We reserve the right to endorse the Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Please note that any death benefit payment we make in excess of the Contract Value is subject to our financial strength and claims-paying ability.

Payment of the Death Benefit.

The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

(1)  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

(2)  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

Continuation of the Contract by a Surviving Spouse.

In the case of non-Qualified Contracts and Contracts that are individual retirement annuities within the meaning of Code Section 408(b), if the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 85th birthday is after the Effective Date. The Contract will continue with the value of the death benefit, including the Earnings Enhancement Death Benefit if it was selected, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. Neither the death benefit nor the optional Earnings Enhancement Death Benefit, if it was selected, is terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

A Contract may be continued by a surviving spouse only once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

Under the federal Defense of Marriage Act ("DOMA"), only individuals of the opposite sex can be treated as married or spouses. DOMA is the controlling law when determining whether individuals are "spouses" for the purposes of the federal tax provisions of annuity contracts. Under federal tax law, the beneficiary of an annuity contract who is the spouse (within the meaning of DOMA) of a deceased owner is treated more favorably than a beneficiary who is not recognized as a spouse under DOMA. Specifically, as described above, a beneficiary who is a DOMA recognized spouse of the deceased owner may continue an annuity contract without taking any distributions from the contract. In contrast, a beneficiary who is not recognized as a spouse of the deceased owner under DOMA (e.g., civil union and domestic partners or same-sex spouses) must surrender the contract within 5 years of the owner's death or take distributions from the contract over the beneficiary's life or life expectancy. As a result, a beneficiary of a deceased owner who was treated as married to the owner under state law, but whose marriage is not recognized by DOMA, will be required to take distributions from the Contract in the manner applicable to non-spouse beneficiaries and will not be able to elect to continue the Contract as provided in this section.

If you have questions concerning your status as a spouse and how that status might affect your rights under the Contract, please consult your legal adviser.

Selecting a death benefit.

All Contracts are issued with the Return of Purchase Payments Death Benefit. You may also be eligible to select the optional benefit package at the time you apply for your Contract. Your selection may not be changed after we issue the Contract. The optional benefit package is subject to age limitations. The optional benefit package provides a death benefit that may be greater than the Return of Purchase Payments Death Benefit. Other optional death benefit packages were available in Contracts issued prior to January 5, 2004. See Appendix A and Appendix D for more information.

Return of Purchase Payments Death Benefit

The death benefit will equal the greater of:

(1)  the Contract Value; or

(2)  aggregate Purchase Payments less an adjustment for each surrender.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in item (2) is the amount that reduces the aggregate Return of Purchase Payments Death Benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges. See Appendix A for an example of the calculation of each death benefit.

Optional Benefit Package

At the time of application, an eligible Owner may purchase the optional benefit package. You may purchase the optional benefit package only at the time of application and only if the Effective Date is before the oldest Owner's 76th birthday. The death benefit available under the optional benefit package must be distributed according to the rules in the "Death Benefit" section above. See "Charges and Deductions, Surrender Charges" for a discussion of the waiver of surrender charges.

We currently offer the optional Annual Reset Death Benefit Package. This optional benefit package may provide a death benefit that is greater than the Return of Purchase Payments Death Benefit provided under the Contract and a waiver of surrender charges under certain circumstances. If you purchase this package, the mortality and expense risk expense charge will increase by 0.30% to 1.40%, for total mortality and expense risk and administration charges of 1.55%. (See "Charges and Deductions".) If you select the optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner's birthday as references to the Annuitant's birthday.

For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit selected and without any change in the Contract's mortality and expense risk charge. It is possible that, at the time of an Owner's death, the death benefits under the optional benefit package will be no greater than the Return of Purchase Payments Death Benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the added cost of the optional benefit package before you decide whether the optional benefit package is right for you.

See Appendix A for an example of the calculation of each death benefit.

Annual Reset Death Benefit Package.

We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the annual reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

The death benefit will equal the greater of:

(1)  the Return of Purchase Payments Death Benefit; or

(2)  the greatest annual reset anniversary value attained.

See Appendix A for an example of the calculation of each death benefit.

SUSPENSION OR DELAY IN PAYMENTS

Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

(1)  when the New York Stock Exchange is closed; or

(2)  when trading on the New York Stock Exchange is restricted; or

(3)  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

(4)  when the SEC, by order, so permits for the protection of security holders.

We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

SUSPENSION OF CONTRACTS

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide additional information about your account to government regulators or law enforcement authorities. In addition, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator or law enforcement authorities.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

We do not deduct any charges for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or, if you elected early annuitization, when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Commencement Date."). We do not apply the surrender charge to the payment of a death benefit.

In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

Free Withdrawal Amount.

Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 15% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 15% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 15% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year are treated as surrenders. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

Determining the Surrender Charge.

We calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge as Percentage of Amount Surrendered
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0%

We will monitor the amount of the surrender charge we assess such that the amount of any surrender charge we impose, when added to any surrender charge previously paid on the Contract, will not exceed nine percent (9%) of aggregate Purchase Payments made to date for your Contract.

Refer to Appendix B for an example of how the surrender charge is calculated.

Reduction or Elimination of Surrender Charge.

We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.

Waiver of Surrender Charges.

If you select the optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

(1)  you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

(2)  you enter, for a period of at least ninety (90) days, a facility which is both

(a)    licensed by the state (in New Hampshire, operated pursuant to law); and

(b)    qualified as a skilled nursing home facility under Medicare or Medicaid.

For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in 12 months or less. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof satisfactory to us of a terminal illness or nursing home confinement. We reserve the right to require an examination by a physician of our choice.

Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. Before the Annuity Commencement Date, the charge is equal, on an annual basis, to 1.10% of the average daily net assets of the Variable Account attributable to your Contract if you select only the Return of Purchase Payments Death Benefit. If you select the Optional Benefit Package, the mortality and expense risk expense charge will increase by 0.30% for a total mortality and expense risk charge of 1.40% (on an annual basis) of the average daily net assets of the Variable Account attributable to your Contract. (See "Optional Benefit Package".) On and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.10% (on an annual basis) of the average daily net assets of the Variable Account attributable to a Contract.

Contracts purchased before January 5, 2004 have different mortality and expense risk charges than those described above. If your Contract was purchased before January 5, 2004, you had the option of selecting the Return of Purchase Payments Death Benefit with the Earnings Enhancement Death Benefit ("EEDB"). If you made this selection, the mortality and expense risk charge is increased by 0.25% for a total mortality and expense risk charge of 1.35% (on an annual basis) while the EEDB is in effect. If your Contract was purchased before January 5, 2004, you also had the option of selecting the Contract with Optional Benefit Package with the EEDB. If you did not select the EEDB, the mortality and expense risk charge is 1.25%. With the EEDB in effect, the mortality and expense risk charge is increased by 0.25% for a total mortality and expense risk charge of 1.50% (on an annual basis). See Appendix A and D for information on death benefit packages available in Contracts purchased prior to January 5, 2004.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as a distribution from the Contract for tax purposes. (See "Federal Tax Matters.") We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution and other expenses.

Administration Charges

We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to your Contract. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. Over time these fees, which are paid out of a Fund's assets on an ongoing basis, will increase the cost of an investment in Fund shares. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

Other Information

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of Protective Life. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay the commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contracts. See "Distribution of the Contracts" for more information about payments we make to the broker-dealers.

ANNUITIZATION

Annuity Commencement Date

On the Effective Date, the Annuity Commencement Date is the later of (1) the oldest Owner's or Annuitant's 90th birthday or (2) the 10th Contract Anniversary. You may elect a different Annuity Commencement Date, provided that it is no later than the oldest Owner's or Annuitant's 90th Birthday. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Changing the Annuity Commencement Date.

In all states except Oregon, the Owner may change the Annuity Commencement Date by Written Notice. The new Annuity Commencement Date must be at least 30 days after the date we receive the written request, at least 7 years after the most recent Purchase Payment, and no later than the oldest Owner's or Annuitant's 90th birthday.

Early Annuitization.

At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i) life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.

We will waive any surrender charges that may otherwise apply on the date we accept your election of early annuitization. However, surrender charges will apply if, after your early annuitization election, you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. In this case, the surrender charge will be determined as described in "Charges and Deductions, Surrender Charge," but without regard to any free withdrawal amount that may have otherwise been available. (See "Charges and Deductions, Surrender Charge.")

We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.

Fixed Income Payments

Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. You may fully or partially surrender variable income payments for a commuted value if those payments are being made under Annuity Option A (variable payments for a certain period). Refer to Appendix C for an explanation of the commuted value calculation. You may not surrender variable income payments if those payments are being made under Variable Option B (life income with or without a certain period).

Annuity Units.

On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected.

Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a)  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b)  is the Annuity Unit value for the preceding Valuation Period; and

(c)  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

The AIR is equal to 5%.

If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

Refer to Appendix C for an explanation of the variable income payment calculation.

Exchange of Annuity Units.

After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options.

You may select an Annuity Option, or change your selection by Written Notice that Protective Life receives no later than 30 days before the Annuity Commencement Date. We will send you a notice in advance of your Annuity Commencement Date which asks you to select your Annuity Option. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Annuity Value to Option B — Life

Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments. You may not change your selection of an Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

You may select from among the following Annuity Options:

Option A — Payments For a Certain Period:

We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be fully or partially surrendered for a commuted value while variable income payments under Option A are being made, but fixed income payments under this option may not be surrendered. Refer to Appendix C for an explanation of the commuted value calculation.

Option B — Life Income With Or Without A Certain Period:

Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made. The Contract may not be surrendered while income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

Additional Option:

You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance.

Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied under the Contract and any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes.

When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed.

Performance Comparisons

Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any Contract or of any transaction involving a Contract.

The Company's Tax Status

Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contract. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

Ownership Treatment.

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be currently includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The ownership rights under the Contract are similar to, but different in certain respects from, the ownership rights described in certain IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account (and thus not currently taxable on the income and gains). For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values than were addressed in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in any further regulations or rulings which the Treasury Department or IRS may issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. Thus, if a group Contract is held by a trust or other entity as an agent for certificate owners who are individuals, those individuals should be treated as owning an annuity for federal income tax purposes. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

(1)  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

(2)  certain Qualified Contracts;

(3)  Contracts purchased by employers upon the termination of certain Qualified Plans;

(4)  certain Contracts used in connection with structured settlement agreements; and

(5)  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." All amounts includable in income with respect to the Contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not includable in income.

Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers.")

Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at least 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

The Contract offers optional death benefits (and may include an Earnings Enhancement Death Benefit) that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this prospectus, the Company imposes certain charges with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender from the Contract.

Taxation of Annuity Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the contract" (defined above) you allocate to the variable Annuity Option when payments begin, adjusted for any period certain or refund feature, divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

Once the total amount of the investment in the contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers.")

Taxation of Death Benefit Proceeds

Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

(2)  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

After the Annuity Commencement Date, if a guaranteed period exists under a life income Annuity Option and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers.")

Assignments, Pledges, and Gratuitous Transfers

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be required to include in income the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's "investment in the contract" will increase to reflect the increase in the transferor's income. The exceptions for transfers to the Owner's spouse (or to a former spouse) are limited to individuals that are treated as spouses under federal law.

Penalty Tax on Premature Distributions

Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

(a)  received on or after the Owner reaches age 59 1/2;

(b)  attributable to the Owner's becoming disabled (as defined in the tax law);

(c)  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(d)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

(e)  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Certain other exceptions to the 10% penalty tax not described herein also may apply. (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Exchanges of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If you exchange all of another annuity contract and the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the Contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g., as a partial surrender, full surrender, annuity income payment, or death benefit.) If you exchange part of an existing contract for the Contract, and within 12 months of the exchange you receive a payment (e.g., you make a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, the exchange may be treated as if you had made a partial surrender from the existing contract and then purchased the Contract. In these circumstances, some or all of the amount exchanged into the Contract could be includible in your income and subject to a 10% penalty tax. There are various circumstances in which a partial exchange followed by receipt of a payment within 12 months of the exchange is unlikely to affect the tax free treatment of the exchange.

You should consult your tax advisor in connection with an exchange of all or part of an annuity contract for the Contract, especially if you may make a withdrawal from either contract within 12 months after the exchange.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

In the case of Contracts issued after June 8, 1997, to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, that entity's general interest deduction under the Code may be limited. More specifically, a portion of its otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. State income tax rules applicable to Qualified Plans and Qualified Contracts often differ from federal income tax rules, and this prospectus does not describe any of these differences. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant generally must be the same individual and generally may not be changed. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

In the case of Qualified Contracts, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. The death benefit under your Contract and certain other benefits that the IRS may characterize as "other benefits" for purposes of the regulations under Code Section 401(a)(9) may increase the amount of the minimum required distribution that must be taken from your Contract.

There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

(a)  received on or after the date the Owner reaches age 59 1/2;

(b)  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

(c)  made as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor. Certain other exceptions to the 10% penalty tax not described herein also may apply.

When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions must commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

However, you may not use the Contract in connection with a "Coverdell Education Savings Account" (formerly known as an "Education IRA") under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(k) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

Roth IRAs.

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from (1) a non-Roth IRA, (2) a "designated Roth account" maintained under a Qualified Plan, and (3) certain Qualified Plans of eligible individuals. Special rules apply to rollovers from Qualified Plans and from designated Roth accounts under Qualified Plans. You should seek competent advice before making such a rollover.

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans.

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans.

Section 403(b) Annuity Contracts.

Protective no longer issues Contracts under Section 403(b) of the Code (i.e., tax sheltered annuities or "TSAs"). In addition, Protective no longer accepts additional premiums into existing TSAs without prior approval from the Company. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) annuity contract" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts.

Section 403(b) annuity contracts contain restrictions on withdrawals of:

  (i)  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)  earnings on those contributions; and

  (iii)  earnings after December 31, 1988, on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if the employee has reached age 59 1/2, had a severance from employment, has become disabled, in the case of hardship, or if the amount is a qualified reservist distribution under Section 72(t)(2)(G) of the Code. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. (These limitations on withdrawals and distributions do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) annuity contract or into a Section 403(b)(7) custodial account.)

Income tax regulations impose a written plan requirement and certain information sharing requirements on Section 403(b) contracts (including Section 403(b) annuity contracts and Section 403(b)(7) custodial accounts).

In particular, a rollover to a Section 403(b) contract from an eligible retirement plan, a transfer to a Section 403(b) plan from another Section 403(b) plan, and the exchange of a Section 403(b) contract for another Section 403(b) contract under the same Section 403(b) plan must be permitted under the Section 403(b) plan pursuant to which the contract is maintained. In addition, the issuer of the Section 403(b) contract and the employer maintaining the Section 403(b) plan must generally agree to provide each other, from time to time, with information necessary for the Section 403(b) contract, or any other contact to which contributions have been made by the employer, to satisfy Section 403(b) and other tax requirements. If these requirements are not met, there may be adverse tax consequences to the Contract Owner, including current taxation of amounts that would otherwise be tax deferred.

In light of the limitations in the income tax regulations, the Company will not accept without prior approval rollovers, transfers, or exchanges into a Section 403(b) annuity contract. If you wish to make a rollover, transfer, or exchange from your Section 403(b) annuity contract with the Company to another Section 403(b) contract, you should consider that the recipient contract will fail to qualify as a Section 403(b) contract, if the requirements applicable to Section 403(b) contracts, including the written plan and information sharing requirements, are not satisfied. Before making a rollover, transfer, or exchange to another Section 403(b) contract, you should consult your tax advisor about the tax consequences to you in the event that the written plan and information sharing requirements are not satisfied.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under Sections 401(a) or 403(a) of the Code, is a Section 403(b) annuity contract, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b) of the Code, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under Section 401(a) of the Code, qualified annuity plan under Section 403(a) of the Code, Section 403(b) annuity contract or custodial account, or an eligible Section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under Section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs and Qualified Plans to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

Error in Age or Gender

When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

We will not contest the Contract.

Non-Participation

The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment or Transfer of a Contract

You have the right to assign or transfer a Contract if it is permitted by law. Generally, you do not have the right to assign or transfer a Qualified Contract. We do not assume responsibility for any assignment or transfer. Any claim made under an assignment or transfer is subject to proof of the nature and extent of the assignee's or transferee's interest before we make a payment. Assignments and transfers have federal income tax consequences. An assignment or transfer may result in the Owner recognizing taxable income. (See "Taxation of Annuities in General, Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Code and with applicable regulations.

No Default

The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

We have entered into an agreement with Investment Distributors, Inc. ("IDI") under which IDI has agreed to distribute the Contracts on a "best efforts" basis. Under the agreement, IDI serves as principal underwriter (as defined under Federal securities laws and regulations) for the Contracts. IDI is a Tennessee corporation and was established in 1993. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

IDI does not sell Contracts directly to purchasers. IDI, together with Protective Life, enters into distribution agreements with other broker-dealers, including ProEquities, Inc., an affiliate of Protective Life and IDI, (collectively, "Selling Broker-Dealers") for the sale of the Contracts. Registered representatives of the Selling Broker-Dealers sell the Contracts directly to purchasers. Registered representatives of the Selling Broker-Dealers must be licensed as insurance agents by applicable state insurance authorities and appointed as agents of Protective Life in order to sell the Contracts.

We pay commissions and additional asset-based compensation to Selling Broker-Dealers through IDI. IDI does not retain any commission payment or other amounts as principal underwriter for the Contracts. However, we may pay some or all of IDI's operating and other expenses.

We paid the following aggregate dollar amounts to IDI in commissions and additional asset-based compensation relating to sales of our variable annuity contracts, including the Contracts. IDI did not retain any of these amounts.

Fiscal Year Ended	Amount Paid to IDI
December 31, 2007	$24,994,827
December 31, 2008	$23,564,207
December 31, 2009	$40,038,488

We offer the Contract on a continuous basis. While we anticipate continuing to offer the Contracts, we reserve the right to discontinue the offering at any time.

Selling Broker-Dealers

We pay commissions and may provide some form of non-cash compensation to all Selling Broker-Dealers in connection with the promotion and sale of the Contracts. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. We may use any of our corporate assets to pay commissions and other costs of distributing the Contracts, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contracts. Commissions and other incentives or payments described below are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contracts or from our general account.

Compensation Paid to All Selling Broker-Dealers. We pay commissions as a percentage of initial and subsequent Purchase Payments at the time we receive them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the distribution agreement, we do not expect them to exceed 8% of any Purchase Payment (if compensation is paid as a percentage of Purchase Payments) and/or 1.0% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). In the normal course of business, we may also provide non-cash compensation in connection with the promotion of the Contracts, including conferences and seminars (including travel, lodging and meals in connection therewith), and items of relatively small value, such as promotional gifts, meals, or tickets to sporting or entertainment events.

The registered representative who sells you the Contract typically receives a portion of the compensation we pay to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, we may pay additional asset-based compensation to selected Selling Broker-Dealers. These payments are made through IDI. These payments may be (1) additional amounts as a percentage of purchase payments and/or premiums we receive on our variable insurance products (including the Contracts), and (2) additional "trail" commissions, which are periodic payments as a percentage of the contract and policy values or variable account values of our variable insurance products (including Contract Values and Variable Account values of the Contracts). Some or all of these additional asset-based compensation payments may be conditioned upon the Selling Broker-Dealer producing a specified amount of new purchase payments and/or premiums (including Purchase Payments for the Contracts) and/or maintaining a specified amount of contract and policy value (including Contract Values of the Contracts) with us.

The Selling Broker-Dealers to whom we pay additional asset-based compensation may provide preferential treatment with respect to our products (including the Contracts) in their marketing programs. Preferential treatment of our products by a Selling Broker-Dealer may include any or all of the following: (1) enhanced marketing of our products over non-preferred products; (2) increased access to the Selling Broker-Dealer's registered representatives; and (3) payment of higher compensation to registered representatives for selling our products (including the Contracts) than for selling non-preferred products.

In 2009, we paid additional asset-based compensation to the Selling Broker-Dealers Edward Jones, A.G. Edwards, UBS, LPL Financial and Raymond James in connection with the sale of our variable insurance products (including the Contracts). Some of these payments were substantial.

These additional asset-based compensation arrangements are not offered to all Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of our products (and/or our affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional asset-based compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of our variable insurance products (including the Contracts, over other variable insurance products (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or receives lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts. If you would like information about what your registered representative and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract, please ask your registered representative.

We may also pay to selected Selling Broker-Dealers, including those listed above as well as others, additional compensation in the form of (1) payments for participation in meetings and conferences that include presentations about our products (including the Contracts), and (2) payments to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

Arrangements with Affiliated Selling Broker-Dealer. In addition to the ordinary commissions and non-cash compensation that we pay to all Selling Broker-Dealers, including ProEquities, Inc., we or our parent company, Protective Life Corporation, pay some of the operating and other expenses of ProEquities, Inc., such as paid-in-capital and certain overhead expenses. Additionally, employees of ProEquities, Inc. may be eligible to participate in various employee benefit plans offered by Protective Life Corporation.

Inquiries

You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

Protective Life and its subsidiaries, like other insurance companies, in the ordinary course of business are involved in some class action and other lawsuits, or alternatively in arbitration. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation or arbitration cannot be predicted, Protective Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on IDI's, Protective Life's or the Variable Account's financial position.

VOTING RIGHTS

In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

It is important that each Owner provide voting instructions to Protective Life because shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. As a result, a small number of Owners may control the outcome of a vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

Protective Life will send or make available to each person having a voting interest in a Sub-Account proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of the Protective Variable Annuity Separate Account as of December 31, 2009 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2009 and 2008 as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

The audited consolidated balance sheets for Protective Life as of December 31, 2009 and 2008 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2009 and the related financial statement schedules as well as the Report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1

STATE REGULATION	1

RECORDS AND REPORTS	1

LEGAL MATTERS	1

EXPERTS	1

OTHER INFORMATION	2

FINANCIAL STATEMENTS	2

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS
(for Contracts purchased after December 31, 2002)

Assume an Owner is 55 on the Effective Date, 1/1/yy. Assume the following transactions occur prior to the Owner's death and that the Contract Value before the Partial Surrender on 4/1/(yy+2) is $125,000.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender (including applicable surrender charges)	$25,000
10/1(yy+4)	Purchase Payment	$80,000

The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges including Fund expenses and Periodic Charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Finally, assume the Owner dies on 7/1(yy+5) when the Contract Value is $185,000. Also assume that proof of death was provided immediately, and no premium tax is applicable.

Return of Purchase Payments Death Benefit

Under the Return of Purchase Payments Death Benefit, the death benefit payable is the greater of:

(1)  Contract Value of $185,000 or,

(2)  aggregate Purchase Payments less an adjustment for each surrender*, or $180,000 less $20,000 equals $160,000.

The death benefit payable is then $185,000.

*  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the Return of Purchase Payments Death Benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Return of Purchase Payments Death Benefit in the same proportion on the date of the surrender is 20% of $100,000 or $20,000.

Annual Reset Death Benefit Option

The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each subsequent amount surrendered**, as shown below.

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $26,000 plus $80,000 equals $174,000
1/1/(yy+2)	$130,000 minus $26,000 plus $80,000 equals $184,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

**  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the annual reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. The amount that would reduce the Annual Reset Anniversary Death Benefit in the same proportion on the date of the surrender is 20% of $130,000 or $26,000.

The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

(1)  the Return of Purchase Payments Death Benefit of $185,000; or

(2)  the Annual Reset Death Benefit of $190,000.

The death benefit payable is then $190,000.

Compound and 3-Year Reset Death Benefit Option
(not available in Contracts purchased on or after January 5, 2004)

Contracts issued prior to January 5, 2004 offered the Compound and 3-Year Reset Death Benefit as an optional death benefit package. The Compound Death Benefit is equal to (1) the accumulation to the most recent Contract Anniversary of all prior Purchase Payments, less an adjustment for each amount surrendered before the most recent Contract Anniversary, using an annual effective interest rate of 4%, plus (2) all Purchase Payments on or since that Contract Anniversary less an adjustment for each amount surrendered since that Contract Anniversary. (An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday.) For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

The Compound Death Benefit is:

Purchase Payment of $100,000 times (1.045) equals $121,665.29; minus

Surrender adjustment of $21,632*** times (1.042.75) equals $24,095.63; plus

Purchase Payment of $80,000 times (1.040.25) equals $80,788.27;

equals $178,357.93.

***  The adjustment for each surrender is the amount that reduces the death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. In this example, the $25,000 partial surrender reduces the $125,000 Contract Value on the date of the surrender by 20%. On the date of the surrender, the Compound Death Benefit is $100,000 x 1.042, or $108,160. The amount that reduces the Compound Death Benefit on that date in the same proportion that the amount surrendered reduces the Contract Value is 20% of $108,160, or $21,632.

The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus an adjustment for each amount surrendered since that Contract Anniversary, as shown below.

The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

(1)  the Return of Purchase Payments Death Benefit of $185,000; or

(2)  the Compound Death Benefit of $178,357.93; or

(3)  the 3-Year Reset Death Benefit, of $185,000.

The death benefit payable is then $185,000.

(This page has been left blank intentionally.)

APPENDIX B
EXAMPLE OF SURRENDER CHARGE CALCULATION

Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge Percentage
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0.0%

Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $175,000.

During the seventh Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the eighth Contract Anniversary, when the Contract Value is $200,000, a full surrender is requested.

When the partial surrender is requested, 15% of $175,000 equals $26,250 is available free of surrender charges. The remaining surrendered amount of $50,000 less $26,250 equals $23,750 is allocated to the initial Purchase Payment of $100,000. Since 6 full years have elapsed since the initial Purchase Payment, a 2.0% surrender charge percentage will apply and the surrender charge is $23,750 times 2.0% equals $475.

From the $200,000 surrendered, $73,750 represents earnings in the Contract and is free of surrender charges. The remaining $200,000 less $73,750 equals $126,250 is prorated to surrendered Purchase Payments as follows:

•  $76,250 is allocated to the initial Purchase Payment

•  $50,000 is allocated to the surrendered subsequent Purchase Payment

Since 8 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $76,250.

Since 3 full years have elapsed since the subsequent Purchase Payment, a 5.0% surrender charge percentage will apply to $50,000.

The total surrender charge upon the full surrender is $2,500.

B-1

APPENDIX C
EXPLANATION OF THE VARIABLE INCOME PAYMENT CALCULATION

Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Annuity Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

EXPLANATION OF THE COMMUTED VALUE CALCULATION

A Contract may be fully or partially surrendered for a commuted value while variable income payments under Annuity Option A are being made. (See "Annuity Options.") If the Contract is surrendered, the amount payable will be the commuted value of future payments at the assumed interest rate of 5%, which will be equal to the values shown in the column titled "Contract Value after Payment," above. If the Contract is surrendered while variable income payments are being made under Annuity Option A and the early annuitization privilege, the amount payable will be reduced by any applicable surrender charge. (See "Annuity Commencement Date, Early Annuitization.")

C-1

APPENDIX D
ADDITIONAL DEATH BENEFIT INFORMATION
for Contracts Purchased before January 5, 2004

Compound and 3-Year Reset Death Benefit Package (Not available in the State of Washington).

We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

The compound anniversary value is equal to the sum of:

(a)  the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus an adjustment for each surrender prior to that Contract Anniversary; plus,

(b)  any Purchase Payments on or since that Contract Anniversary, minus an adjustment for each surrender on or since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender in items (a) and (b) is the amount that reduces the compound death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the compound death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment in Item (a) is the aggregate amount surrendered, including associated surrender charges, prior to that Contract Anniversary, and the adjustment in Item (b) is the aggregate amount surrendered, including associated surrender charges, on or since that Contract Anniversary.

If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal to the sum of:

•  the Contract Value on that Contract Anniversary; plus

•  all Purchase Payments since that Contract Anniversary; minus

•  an adjustment for each surrender since that Contract Anniversary.

For Contracts purchased after December 31, 2002, the adjustment for each surrender since the relevant Contract Anniversary is the amount that reduces the 3-year reset death benefit at the time of the surrender in the same proportion that the amount surrendered reduces the Contract Value. If the Contract Value is lower than the 3-year reset death benefit at the time of the surrender, the adjustment will be larger than the amount surrendered. For Contracts purchased before January 1, 2003, the adjustment is the aggregate amount surrendered, including associated surrender charges, since that Contract Anniversary.

The death benefit will equal the greatest of:

(1)  the Return of Purchase Payments Death Benefit; or

(2)  the compound anniversary value; or

(3)  the greatest 3-year reset anniversary value attained.

See Appendix A for an example of the calculation of The Compound and 3-Year Reset Death Benefit.

Earnings Enhancement Death Benefit (not available in Minnesota, North Dakota or Washington)

The Earnings Enhancement Death Benefit is an amount we pay in addition to the death benefit under a Contract. Subject to a maximum, the additional amount payable under this benefit will be equal to a percentage of your Contract's earnings, if there are any, between the Effective Date and the date as of which the death benefit is determined. If the oldest Owner is younger than 70 years old on the Effective Date, the benefit will pay 40% of earnings, up to a maximum of 80% of net Purchase Payments. If the oldest Owner is age 70 or more on that date, the benefit will pay 25% of earnings, up to a maximum of 50% of net Purchase Payments.

For Contracts purchased after May 31, 2003, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•  the Contract Value on the date as of which the amount of the death benefit is determined;

•  minus the Contract Value on the Effective Date and any Purchase Payments made after the Effective Date;

•  plus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003, the earnings to which the Earning Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract's death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit, net Purchase Payments will be the net of:

•  the Contract Value on the Effective Date;

•  plus any Purchase Payments made after the Effective Date;

•  minus any Purchase Payments that were withdrawn after the Effective Date, including any surrender charges; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•  minus any Purchase Payments made after the date 12 months before the deceased Owner's death.

For Contracts purchased after May 31, 2003, that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

•  the Contract Value on the date as of which the amount of the death benefit upon the death of the surviving spouse is determined;

•  minus the Contract Value on the date as of which we determined the value of the death benefit upon the death of the original owner, and any Purchase Payments made after that date;

•  plus any Purchase Payments that were withdrawn after the date on which we determined the value of the death benefit upon the death of the original owner, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

For Contracts purchased before June 1, 2003 that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated in the same way except that calculations made 12 months or more after the Effective Date will be based on the amount of the Contract's death benefit instead of its Contract Value.

For purposes of determining the maximum amount payable under this benefit for a continued Contract, net Purchase Payments will be the net of:

•  the Contract Value as of the date we determined the value of the death benefit upon the death of the original owner;

•  plus any Purchase Payments made afterwards;

•  minus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

•  minus any Purchase Payments made after the date 12 months before the original surviving spouse's death.

The Earnings Enhancement Death Benefit was available only at the time you applied for a Contract. You could purchase the Earnings Enhancement Death Benefit only when you applied for a Contract and only if the Effective Date of this benefit was before the oldest Owner's 76th birthday.

The Earnings Enhancement Death Benefit increases the Contract's mortality and expense risk charge by 0.25% from 1.10% to 1.35% for a Contract with the Return of Purchase Payments Death Benefit and from 1.25% to 1.50% for a Contract with an optional benefits package. (See "Charges and Deductions.") No amount will be payable under this benefit after it terminates or if the Contract is transferred to any new Owner who was age 70 or more on the benefit's effective date. Additionally, no amount will be payable under this benefit if there are no earnings, as described above, as of the date on which we determine the death benefit. You should consult a qualified financial adviser to carefully consider these possibilities and the benefit's added cost before you decide whether this benefit is right for you.

Once purchased, neither Protective nor you can unilaterally terminate the Earnings Enhancement Death Benefit unless the entire Contract is terminated. The Earnings Enhancement Death Benefit will automatically terminate on the earlier of (1) the Annuity Commencement Date or (2) the later of the 10th Contract Anniversary or the oldest Owner's 90th birthday. Upon termination of this benefit, the mortality and expense risk charge will decrease by 0.25%.

Example of Earnings Enhancement Death Benefit Calculation

The Earnings Enhancement Death Benefit (EEDB) is an amount we may pay in addition to the death benefit under a Contract. Subject to a cap, the additional amount payable under this benefit will be calculated in accordance with the following formula:

A x B  =  EEDB, where:

A  =  It the oldest Owner is younger than 70 years old on the Effective Date, 40%; if the oldest       Owner is age 70 or more on that date, 25%.

B  =  Contract Value minus the Earnings Benefit Base. This amount is capped at 200% of: the net       of the Earnings Benefit Base minus any Purchase Payments made within 12 months of the       deceased Owner's date of death.

The Earnings Benefit Base is equal to: the Contract Value on the benefit's Effective Date, plus any Purchase Payments made after the Effective Date, minus any Purchase Payments withdrawn after the Effective Date (including any applicable surrender charges).

For purposes of calculating the EEDB, withdrawals are applied against earnings in the Contract first, and then against Purchase Payments.

Example:

Assume that the Owner is age 69 on the Effective Date, 1/1/yy. The following hypothetical transactions and consequent valuations occur on a Contract that had a Return of Purchase Payments Death Benefit and Earnings Enhancement Death Benefit when it was purchased:

Date	Transaction Type	Transaction Amount	Contract Value	Earnings Benefit Base	Contract Earnings	EEDB
1/1/yy	Purchase Payment	100,000	100,000	100,000	—	—
1/1/yy+1	Withdrawal	5,000	85,000	95,000	—	—
7/1/yy+7	Purchase Payment	10,000	250,000	105,000	145,000	58,000
1/1/yy+8	Withdrawal	15,000	305,000	105,000	200,000	76,000
1/1/yy+12	Withdrawal	50,000	355,000	105,000	250,000	84,000

Explanation:

On January 1, yy, an initial Purchase Payment of $100,000 is received. At this point, the Earnings Benefit Base is equal to the Contract Value on the benefit's effective date ($100,000) and the EEDB is zero. (40% x [$100,000 – $100,000] = 0)

On January 1, yy + 1, a withdrawal of $5,000 is taken from the Contract and the Contract shows $10,000 loss in its sub-account investments. The Contract Value after this withdrawal is $85,000. Because the Contract's earnings prior to withdrawal are zero, the entire $5,000 is withdrawn from Purchase Payments and the Earnings Benefit Base is reduced to $95,000. Again, the EEDB is zero. (40% x [$85,000 – $95,000] = 0)

On July 1, yy + 7 a subsequent Purchase Payment of $10,000 is received. Combined with cumulative Contract earnings of $145,000, this makes the Contract Value equal to $250,000. The Earnings Benefit Base also increases to $105,000 as a result of this Purchase Payment. The EEDB equals 40% of earnings, because the cap is higher than this amount. In this case, the EEDB works out to be $58,000 (40% x [$250,000 – $105,000] = $58,000)

On January 1, yy + 8, a withdrawal of $15,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $15,000 is withdrawn from cumulative earnings of $215,000 leaving a cumulative $200,000 of earnings in the Contract. This makes the Contract Value equal to $305,000. The $200,000 in earnings cannot be used to calculate the EEDB, however, because the earnings are in excess of the cap. The cap is 200% of the Earnings Benefit Base minus Purchase Payments received in the prior 12 months. (200% x [$105,000 – $10,000] = $190,000) Because the cap on the EEDB has triggered, the EEDB is equal to $76,000. (40% x $190,000 = $76,000)

On January 1, yy + 12, a withdrawal of $50,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $50,000 is withdrawn from cumulative earnings of $300,000, leaving a cumulative $250,000 of earnings in the Contract. This makes the Contract Value equal to $355,000. The $250,000 in earnings cannot be used to calculate the EEDB, however, because the cap on the earnings that can be applied to this benefit is $210,000. (200% x [$105,000 – $0] = $210,000) Because the cap on the EEDB has triggered, the EEDB is equal to $84,000. (40% x $210,000 = $84,000).

APPENDIX E
CONDENSED FINANCIAL INFORMATION

Sub-Accounts

The date of inception of each of the Sub-Accounts is as follows:

March 14, 1994 — Goldman Sachs Large Cap Value (formerly Growth and
Income) Institutional Class
Goldman Sachs Strategic
International Equity
Institutional Class
Goldman Sachs Structured Small Cap Equity Institutional Class
Goldman Sachs Structured U.S. Equity Institutional Class
Oppenheimer Money Fund
 June 13, 1995 — Goldman Sachs Strategic Growth (formerly Capital Growth) Institutional Class
 July 1, 1997 — Calvert Social Small Cap Growth(1)
Calvert VP SRI Balanced (formerly Social Balanced)
MFS Growth (formerly Emerging Growth)
MFS Research
MFS Investors Trust
MFS Total Return
Oppenheimer Small & MidCap Growth (formerly Mid Cap)
Oppenheimer Capital Appreciation
Oppenheimer Main Street
Oppenheimer Global Strategic Income (formerly Strategic Bond)
 November 5, 1998 — MFS New Discovery
MFS Utilities
Oppenheimer Global Securities
Oppenheimer High Income
Van Eck VIP Global Hard Assets (formerly Worldwide Hard Assets)
Van Eck Worldwide Real Estate(3)
 May 1, 2000 — MFS Investors Growth Stock
Van Kampen LIT Capital Growth (formerly Strategic Growth)
Van Kampen LIT Enterprise(2)
Van Kampen LIT Comstock
Van Kampen LIT Growth and Income
 October 2, 2000 — Van Kampen LIT Mid Cap Growth II (formerly Aggressive Growth II)
 May 1, 2002 — Lord Abbett Growth and Income
Lord Abbett Mid-Cap Value
Lord Abbett Bond-Debenture	June 2, 2003 — Lord Abbett Growth Opportunities
Lord Abbett Capital Structure (formerly America's Value)
MFS Growth SS (formerly Emerging Growth SS)
MFS Research SS
MFS Investors Trust SS
MFS Investors Growth Stock SS
MFS Total Return SS
MFS New Discovery SS
MFS Utilities SS
Oppenheimer Small- & Mid-Cap Growth SS (formerly Mid Cap SS)
Oppenheimer Capital Appreciation SS
Oppenheimer Main Street SS
Oppenheimer Global Strategic Income SS (formerly Strategic Bond SS)
Oppenheimer Global Securities SS
Oppenheimer High Income SS
Van Kampen LIT Capital Growth II (formerly Strategic Growth II)
Van Kampen LIT Enterprise II(2)
Van Kampen LIT Comstock II
Van Kampen LIT Growth and Income II
Van Kampen LIT Government II
UIF Equity and Income II
 December 19, 2003 — Goldman Sachs Mid Cap Value Institutional Class
 May 1, 2006 — Fidelity VIP Mid Cap-SC2
Fidelity VIP Growth-SC2
Fidelity VIP Equity-Income-SC2
Fidelity VIP Contrafund®-SC2
Fidelity VIP Investment Grade Bond-SC2
Fidelity VIP Index 500-SC2
Franklin Income Securities-C2
Franklin Rising Dividends Securities-C2
Franklin Small-Mid Cap Growth Securities-C2
Franklin Flex Cap Growth Securities-C2
Mutual Shares Securities-C2
Templeton Foreign Securities-C2
Templeton Growth Securities-C2

May 1, 2007 — Franklin U.S. Government-C2
Templeton Global Bond Securities-C2 (formerly Templeton Global Income Securities)(2)
 May 1, 2008 — Fidelity VIP Freedom Fund-2015 Maturity-SC2
Fidelity VIP Freedom Fund-2020 Maturity-SC2
Lord Abbett Classic Stock (formerly Large-Cap Core)
Lord Abbett International Opportunities (formerly International)
UIF Global Real Estate Class II
UIF International Growth Equity Class II
 May 1, 2010 — Franklin Small Cap Value Securities, Class 2
Goldman Sachs Growth Opportunities, Service Class
Legg Mason ClearBridge Mid Cap Core, Class II	May 1, 2010 (Cont.) — Legg Mason ClearBridge Small Cap Growth, Class II
Lord Abbett Fundamental Equity (formerly All Value)
MFS Research Bond SS
MFS Value SS
PIMCO VIT Long-Term US Government, Advisor Class
PIMCO VIT Low Duration, Advisor Class
PIMCO VIT Real Return, Advisor Class
PIMCO VIT Short-Term, Advisor Class
PIMCO VIT Total Return, Advisor Class
Royce Capital Micro-Cap, Service Class
Royce Capital Small-Cap, Service Class
UIF US Mid Cap Value, Class II
Van Kampen LIT Global Tactical Asset Allocation, Class II

(1)  The Calvert Social Small Cap Growth Fund was liquidated September 27, 2007.

(2)  The Van Kampen LIT Enterprise Portfolio (Class I and Class II) was liquidated April 24, 2009.

(3)  The Van Eck Worldwide Real Estate Fund was liquidated December 8, 2009.

Accumulation Units

The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity II Contract as of December 31 of each year listed. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity II Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity II Contract are shown in the following tables. For charges associated with each class of Accumulation Units, see "Fees and Expenses, Periodic Charges," on page 4 of this prospectus.

You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values Outstanding

ALL ACCUMULATION UNIT VALUES ARE ROUNDED TO THE NEAREST WHOLE CENT

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Calvert VP SRI Balanced	2009	$13.01	$12.60	$12.81	$12.72	$12.53
(formerly Social Balanced)	2008	$10.46	$10.17	$10.33	$10.26	$10.12
	2007	$15.43	$15.04	$15.25	$15.16	$14.99
	2006	$15.21	$14.87	$15.05	$14.98	$14.83
	2005	$14.16	$13.88	$14.03	$13.98	$13.86
	2004	$13.57	$13.34	$13.47	$13.44	$13.34
	2003	$12.69	$12.52	$12.62	$12.60	$12.53
	2002	$10.77	$10.66	$10.73	$10.72	$10.68
	2001	$12.42	$12.32	$12.38	$12.39	$12.36
	2000	$13.51	$13.45	$13.50	—	—
Calvert Social Small	2009	—	—	—	—	—
Cap Growth	2008	—	—	—	—	—
	2007	—	—	—	—	—
	2006	$14.13	$13.81	$13.98	$13.92	$13.78
	2005	$14.20	$13.92	$14.07	$14.02	$13.90
	2004	$15.83	$15.56	$15.71	$15.67	$15.56
	2003	$14.51	$14.31	$14.43	$14.40	$14.32
	2002	$10.53	$10.42	$10.48	$10.48	$10.43
	2001	$13.76	$13.66	$13.73	$13.73	$13.70
	2000	$12.62	$12.57	$12.61	—	—
Fidelity VIP Contrafund® —	2009	$12.59	$9.11	$9.16	$12.84	$9.07
Service Class 2	2008	$9.41	$6.83	$6.86	$9.62	$6.81
	2007	$16.63	$12.10	$12.13	$17.05	$12.08
	2006	$14.35	$10.48	$10.49	$14.76	$10.47
	2005	$13.04	—	—	$13.44	—
Fidelity VIP Equity-Income —	2009	$9.80	$8.14	$8.18	$10.29	$8.11
Service Class 2	2008	$7.64	$6.36	$6.39	$8.04	$6.35
	2007	$13.53	$11.30	$11.33	$14.28	$11.28
	2006	$13.53	$11.34	$11.35	$14.31	$11.33
	2005	$11.42	—	—	$12.12	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Fidelity VIP Freedom Fund	2009	$9.39	$9.34	$9.36	$9.35	$9.32
2015 Maturity — Service	2008	$7.60	$7.59	$7.60	$7.59	$7.58
Class 2	2007	—	—	—	—	—
Fidelity VIP Freedom Fund	2009	$9.05	$9.00	$9.02	$9.01	$8.98
2020 Maturity — Service	2008	$7.13	$7.11	$7.12	$7.11	$7.10
Class 2	2007	—	—	—	—	—
Fidelity VIP Growth — Service	2009	$9.84	$8.28	$8.33	$9.38	$8.25
Class 2	2008	$7.79	$6.57	$6.60	$7.44	$6.55
	2007	$14.97	$12.67	$12.70	$14.34	$12.65
	2006	$11.97	$10.16	$10.17	$11.50	$10.15
	2005	$11.37	—	—	$10.95	—
Fidelity VIP Index 500 —	2009	$10.38	$8.77	$8.82	$10.63	$8.73
Service Class 2	2008	$8.32	$7.05	$7.08	$8.55	$7.03
	2007	$13.41	$11.40	$11.43	$13.81	$11.38
	2006	$12.91	$11.01	$11.02	$13.33	$11.00
	2005	$11.33	—	—	$11.72	—
Fidelity VIP Investment Grade	2009	$11.74	$11.53	$11.59	$11.74	$11.48
Bond — Service Class 2	2008	$10.29	$10.14	$10.18	$10.32	$10.11
	2007	$10.80	$10.67	$10.70	$10.85	$10.65
	2006	$10.50	$10.41	$10.42	$10.59	$10.40
	2005	$10.21	—	—	$10.32	—
Fidelity VIP Mid-Cap — Service	2009	$14.67	$9.43	$9.48	$15.04	$9.39
Class 2	2008	$10.63	$6.85	$6.88	$10.92	$6.83
	2007	$17.83	$11.52	$11.55	$18.37	$11.50
	2006	$15.65	$10.15	$10.16	$16.17	$10.14
	2005	$14.10	—	—	$14.60	—
Franklin Templeton — Franklin	2009	$9.45	$9.35	$9.40	$9.36	$9.31
Flex Cap Growth Securities —	2008	$7.20	$7.14	$7.17	$7.15	$7.12
Class 2	2007	$11.27	$11.21	$11.24	$11.22	$11.19
	2006	$9.98	$9.96	$9.97	$9.97	$9.95
	2005	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Franklin	2009	$10.76	$10.64	$10.70	$10.66	$10.60
Income Securities —	2008	$8.04	$7.97	$8.00	$7.98	$7.95
Class 2	2007	$11.57	$11.51	$11.54	$11.52	$11.49
	2006	$11.29	$11.27	$11.28	$11.27	$11.26
	2005	—	—	—	—	—
Franklin Templeton — Franklin	2009	$8.80	$8.70	$8.75	$8.71	$8.67
Rising Dividends Securities —	2008	$7.59	$7.53	$7.56	$7.54	$7.51
Class 2	2007	$10.55	$10.49	$10.52	$10.50	$10.47
	2006	$10.97	$10.95	$10.96	$10.95	$10.94
	2005	—	—	—	—	—
Franklin Templeton — Franklin	2009	$10.18	$10.17	—	$10.17	$10.17
Small Cap Value
Securities — Class 2
Franklin Templeton — Franklin	2009	$8.79	$8.69	$8.74	$8.71	$8.66
Small-Mid Cap Growth	2008	$6.20	$6.15	$6.18	$6.16	$6.13
Securities — Class 2	2007	$10.92	$10.86	$10.89	$10.87	$10.85
	2006	$9.94	$9.92	$9.93	$9.92	$9.91
	2005	—	—	—	—	—
Franklin Templeton —	2009	$11.29	$11.20	$11.25	$11.21	$11.17
Franklin U.S. Government —	2008	$11.09	$11.03	$11.06	$11.04	$11.01
Class 2	2007	$10.44	$10.42	$10.43	$10.42	$10.41
	2006	—	—	—	—	—
Franklin Templeton — Mutual	2009	$8.76	$8.66	$8.71	$8.67	$8.63
Shares Securities — Class 2	2008	$7.04	$6.98	$7.01	$6.99	$6.96
	2007	$11.33	$11.27	$11.30	$11.28	$11.25
	2006	$11.09	$11.06	$11.07	$11.07	$11.05
	2005	—	—	—	—	—
Franklin Templeton —	2009	$10.24	$10.12	$10.18	$10.14	$10.09
Templeton Foreign	2008	$7.57	$7.50	$7.53	$7.51	$7.48
Securities — Class 2	2007	$12.85	$12.78	$12.82	$12.79	$12.76
	2006	$11.27	$11.25	$11.26	$11.25	$11.24
	2005	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton —	2009	$13.16	$13.05	$13.10	$13.07	$13.01
Templeton Global Bond	2008	$11.23	$11.17	$11.20	$11.18	$11.15
Securities (formerly Global	2007	$10.70	$10.68	$10.69	$10.68	$10.67
Income Securities) — Class 2	2006	—	—	—	—	—
Franklin Templeton —	2009	$8.53	$8.43	$8.48	$8.45	$8.40
Templeton Growth	2008	$6.59	$6.53	$6.56	$6.54	$6.51
Securities — Class 2	2007	$11.56	$11.50	$11.53	$11.51	$11.48
	2006	$11.44	$11.42	$11.43	$11.42	$11.41
	2005	—	—	—	—	—
Goldman Sachs Strategic Growth	2009	$21.10	$20.44	$20.79	$20.63	$20.32
(formerly Capital Growth)	2008	$14.46	$14.05	$14.27	$14.17	$13.99
Institutional Class	2007	$25.14	$24.50	$24.85	$24.71	$24.42
	2006	$23.12	$22.60	$22.88	$22.78	$22.54
	2005	$21.56	$21.14	$21.38	$21.30	$21.11
	2004	$21.21	$20.86	$21.06	$21.00	$20.85
	2003	$19.69	$19.42	$19.58	$19.55	$19.43
	2002	$16.00	$15.83	—	$15.93	$15.86
	2001	$21.44	$21.28	—	$21.39	$21.34
	2000	$25.38	$25.26	—	—	—
Goldman Sachs Large Cap Value	2009	$20.14	$19.51	$19.84	$19.69	$19.40
(formerly Growth and Income)	2008	$17.23	$16.75	$17.01	$16.89	$16.67
Institutional Class	2007	$26.65	$25.98	$26.34	$26.19	$25.89
	2006	$26.60	$26.00	$26.32	$26.20	$25.94
	2005	$21.96	$21.53	$21.77	$21.69	$21.50
	2004	$21.40	$21.04	$21.24	$21.19	$21.04
	2003	$18.24	$17.99	$18.14	$18.11	$18.00
	2002	$14.79	$14.63	—	$14.72	$14.66
	2001	$16.88	$16.76	—	$16.84	$16.80
	2000	$18.88	$18.80	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Mid Cap Value	2009	$13.64	$13.39	$13.51	$13.43	$13.31
Institutional Class	2008	$10.37	$10.21	$10.29	$10.24	$10.16
	2007	$16.68	$16.48	$16.58	$16.51	$16.41
	2006	$16.37	$16.22	$16.30	$16.24	$16.17
	2005	$14.27	$14.18	$14.23	$14.20	$14.15
	2004	$12.81	$12.77	$12.79	$12.77	$12.75
	2003	$10.30	$10.30	$10.30	$10.30	$10.30
	2002	—	—	—	—	—
Goldman Sachs Strategic	2009	$16.11	$15.61	$15.88	$15.75	$15.52
International Equity	2008	$12.68	$12.32	$12.51	$12.43	$12.26
Institutional Class	2007	$23.76	$23.15	$23.48	$23.35	$23.07
	2006	$22.30	$21.80	$22.07	$21.97	$21.75
	2005	$18.49	$18.14	$18.33	$18.27	$18.11
	2004	$16.47	$16.20	$16.35	$16.31	$16.19
	2003	$14.70	$14.50	$14.61	$14.59	$14.51
	2002	$11.02	$10.91	—	$10.97	$10.93
	2001	$13.68	$13.58	—	$13.65	$13.62
	2000	$17.90	$17.82	—	—	—
Goldman Sachs Structured Small	2009	$21.84	$21.15	$21.51	$21.35	$21.04
Cap Equity Institutional Class	2008	$17.32	$16.83	$17.09	$16.98	$16.75
	2007	$26.58	$25.91	$26.27	$26.12	$25.82
	2006	$32.23	$31.51	$31.90	$31.76	$31.43
	2005	$29.07	$28.51	$28.82	$28.72	$28.47
	2004	$27.75	$27.30	$27.55	$27.48	$27.29
	2003	$24.14	$23.82	$24.00	$23.97	$23.83
	2002	$17.26	$17.07	—	$17.17	$17.10
	2001	$18.72	$18.58	—	$18.68	$18.63
	2000	$15.58	$15.51	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Structured	2009	$22.51	$21.80	$22.18	$22.01	$21.68
U.S. Equity Institutional Class	2008	$18.81	$18.28	$18.57	$18.44	$18.20
	2007	$30.24	$29.47	$29.89	$29.72	$29.37
	2006	$31.13	$30.44	$30.82	$30.67	$30.36
	2005	$27.93	$27.38	$27.68	$27.58	$27.34
	2004	$26.55	$26.11	$26.36	$26.29	$26.10
	2003	$23.39	$23.08	$23.26	$23.22	$23.09
	2002	$18.16	$17.97	—	$18.07	$18.00
	2001	$23.76	$23.58	—	$23.70	$23.64
	2000	$27.01	$26.89	—	—	—
Goldman Sachs Growth	2009	$10.88	$10.87	—	$10.87	$10.87
Opportunities — Service Class
Legg Mason ClearBridge	2009	$10.43	$10.42	—	$10.42	$10.42
Mid Cap Core — Class II
Legg Mason ClearBridge	2009	$10.58	$10.58	—	$10.58	$10.57
Small Cap Growth — Class II
Lord Abbett Capital Structure	2009	$14.32	$14.03	$14.17	$14.08	$13.94
(formerly America's Value)	2008	$11.75	$11.55	$11.65	$11.58	$11.48
	2007	$16.12	$15.89	$16.01	$15.93	$15.82
	2006	$15.82	$15.65	$15.74	$15.68	$15.59
	2005	$13.99	$13.88	$13.93	$13.89	$13.84
	2004	$13.65	$13.58	$12.72	$13.59	$13.56
	2003	$11.86	$11.84	$11.85	$11.85	$11.83
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Bond — Debenture	2009	$15.68	$15.32	$15.50	$15.38	$15.20
	2008	$11.82	$11.59	$11.70	$11.63	$11.51
	2007	$14.52	$14.27	$14.39	$14.31	$14.19
	2006	$13.85	$13.65	$13.75	$13.68	$13.59
	2005	$12.83	$12.68	$12.75	$12.71	$12.63
	2004	$12.82	$12.71	$12.77	$12.73	$12.68
	2003	$12.03	$11.97	$12.00	$11.98	$11.95
	2002	$10.33	$10.30	—	$10.31	$10.30
	2001	—	—	—	—	—
Lord Abbett Fundamental	2009	$10.48	$10.47	—	$10.47	$10.47
Equity (formerly All Value)
Lord Abbett Growth and Income	2009	$10.38	$10.14	$10.26	$10.18	$10.06
	2008	$8.84	$8.66	$8.75	$8.69	$8.60
	2007	$14.08	$13.84	$13.96	$13.88	$13.76
	2006	$13.79	$13.59	$13.69	$13.63	$13.53
	2005	$11.91	$11.77	$11.84	$11.79	$11.73
	2004	$11.68	$11.58	$11.63	$11.60	$11.55
	2003	$10.50	$10.44	$10.47	$10.45	$10.42
	2002	$8.11	$8.10	—	$8.10	$8.09
	2001	—	—	—	—	—
Lord Abbett Growth	2009	$14.74	$14.44	$14.59	$14.49	$14.35
Opportunities	2008	$10.25	$10.08	$10.17	$10.11	$10.02
	2007	$16.81	$16.58	$16.70	$16.62	$16.50
	2006	$14.04	$13.89	$13.96	$13.91	$13.83
	2005	$13.18	$13.07	$13.12	$13.09	$13.04
	2004	$12.75	$12.69	$12.72	$12.70	$12.67
	2003	$11.61	$11.59	$11.60	$11.59	$11.58
	2002	—	—	—	—	—
Lord Abbett Classic Stock	2009	$9.01	$8.96	$8.98	$8.97	$8.94
(formerly Large-Cap Core)	2008	$7.27	$7.25	$7.26	$7.25	$7.25
	2007	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Mid-Cap Value	2009	$11.19	$10.93	$11.06	$10.97	$10.85
	2008	$8.95	$8.77	$8.86	$8.80	$8.71
	2007	$14.95	$14.69	$14.82	$14.73	$14.60
	2006	$15.05	$14.83	$14.94	$14.87	$14.76
	2005	$13.58	$13.43	$13.50	$13.45	$13.37
	2004	$12.70	$12.60	$12.65	$12.62	$12.57
	2003	$10.37	$10.32	$10.34	$10.33	$10.30
	2002	$8.42	$8.40	—	$8.40	$8.39
	2001	—	—	—	—	—
Lord Abbett International	2009	$8.10	$8.06	$8.08	$8.07	$8.04
Opportunities (formerly	2008	$5.55	$5.54	$5.54	$5.54	$5.53
International)	2007	—	—	—	—	—
MFS Growth (formerly	2009	$14.79	$14.33	$14.58	$14.47	$14.25
Emerging Growth)	2008	$10.88	$10.57	$10.74	$10.67	$10.53
	2007	$17.61	$17.16	$17.40	$17.30	$17.10
	2006	$14.72	$14.39	$14.57	$14.50	$14.35
	2005	$13.81	$13.54	$13.69	$13.64	$13.52
	2004	$12.81	$12.60	$12.72	$12.68	$12.59
	2003	$11.48	$11.33	$11.42	$11.40	$11.33
	2002	$8.93	$8.83	$8.89	$8.89	$8.85
	2001	$13.65	$13.55	$13.61	$13.62	$13.58
	2000	$20.78	$20.69	$20.76	—	—
MFS Growth (formerly	2009	$14.56	$14.10	$14.34	$14.23	$14.02
Emerging Growth) — Service	2008	$10.73	$10.43	$10.59	$10.52	$10.38
Shares	2007	$17.41	$16.96	$17.20	$17.10	$16.90
	2006	$14.58	$14.26	$14.43	$14.37	$14.22
	2005	$13.72	$13.45	$13.60	$13.55	$13.44
	2004	$12.76	$12.55	$12.66	$12.63	$12.54
	2003	$11.46	$11.31	$11.39	$11.38	$11.31
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Growth Stock	2009	$6.32	$6.13	$6.23	$6.18	$6.09
	2008	$4.59	$4.47	$4.53	$4.50	$4.44
	2007	$7.36	$7.18	$7.27	$7.23	$7.14
	2006	$6.69	$6.55	$6.62	$6.59	$6.52
	2005	$6.30	$6.19	$6.24	$6.22	$6.17
	2004	$6.10	$6.01	$6.06	$6.04	$6.00
	2003	$5.66	$5.60	$5.63	$5.62	$5.59
	2002	$4.66	$4.62	$4.64	$4.64	$4.62
	2001	$6.51	$6.48	$6.49	$6.50	$6.48
	2000	$8.69	$8.67	$8.68	—	—
MFS Investors Growth Stock —	2009	$6.21	$6.03	$6.12	$6.08	$5.99
Service Shares	2008	$4.52	$4.41	$4.46	$4.44	$4.38
	2007	$7.27	$7.10	$7.19	$7.14	$7.06
	2006	$6.63	$6.50	$6.56	$6.53	$6.47
	2005	$6.26	$6.15	$6.20	$6.18	$6.13
	2004	$6.08	$5.99	$6.04	$6.02	$5.98
	2003	$5.65	$5.59	$5.62	$5.61	$5.58
	2002	—	—	—	—	—
MFS Investors Trust	2009	$13.07	$12.66	$12.88	$12.78	$12.59
	2008	$10.43	$10.14	$10.29	$10.23	$10.09
	2007	$15.79	$15.39	$15.60	$15.51	$15.33
	2006	$14.49	$14.17	$14.35	$14.28	$14.13
	2005	$12.99	$12.74	$12.88	$12.83	$12.72
	2004	$12.26	$12.05	$12.17	$12.14	$12.05
	2003	$11.15	$11.00	$11.08	$11.06	$11.00
	2002	$9.24	$9.14	$9.20	$9.20	$9.16
	2001	$11.84	$11.75	$11.81	$11.81	$11.78
	2000	$14.26	$14.20	$14.25	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Trust — Service	2009	$12.86	$12.46	$12.67	$12.57	$12.39
Shares	2008	$10.29	$10.00	$10.15	$10.09	$9.95
	2007	$15.61	$15.21	$15.43	$15.34	$15.16
	2006	$14.37	$14.04	$14.22	$14.15	$14.01
	2005	$12.91	$12.66	$12.80	$12.75	$12.64
	2004	$12.21	$12.01	$12.13	$12.09	$12.01
	2003	$11.13	$10.98	$11.07	$11.05	$10.99
	2002	—	—	—	—	—
MFS New Discovery	2009	$19.78	$19.16	$19.48	$19.34	$19.05
	2008	$12.27	$11.92	$12.11	$12.03	$11.87
	2007	$20.48	$19.96	$20.24	$20.13	$19.89
	2006	$20.23	$19.78	$20.03	$19.94	$19.73
	2005	$18.10	$17.75	$17.94	$17.88	$17.72
	2004	$17.41	$17.13	$17.29	$17.24	$17.12
	2003	$16.55	$16.33	$16.46	$16.43	$16.34
	2002	$12.54	$12.40	$12.48	$12.48	$12.42
	2001	$18.57	$18.43	$18.52	$18.53	$18.48
	2000	$19.80	$19.71	$19.78	—	—
MFS New Discovery —	2009	$19.45	$18.84	$19.17	$19.02	$18.74
Service Shares	2008	$12.09	$11.75	$11.93	$11.85	$11.69
	2007	$20.24	$19.73	$20.01	$19.89	$19.66
	2006	$20.05	$19.60	$19.85	$19.75	$19.55
	2005	$17.98	$17.63	$17.82	$17.76	$17.60
	2004	$17.33	$17.05	$17.21	$17.16	$17.04
	2003	$16.53	$16.30	$16.43	$16.41	$16.31
	2002	—	—	—	—	—
MFS Research Bond —	2009	$10.03	$10.02	—	$10.02	$10.02
Service Shares

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Research	2009	$13.13	$12.72	$12.94	$12.84	$12.65
	2008	$10.18	$9.89	$10.05	$9.98	$9.85
	2007	$16.14	$15.73	$15.95	$15.86	$15.67
	2006	$14.43	$14.11	$14.29	$14.22	$14.08
	2005	$13.23	$12.97	$13.12	$13.07	$12.95
	2004	$12.43	$12.22	$12.34	$12.31	$12.22
	2003	$10.86	$10.72	$10.80	$10.78	$10.72
	2002	$8.82	$8.73	$8.78	$8.78	$8.74
	2001	$11.84	$11.75	$11.81	$11.81	$11.78
	2000	$15.22	$15.16	$15.20	—	—
MFS Research — Service Shares	2009	$12.91	$12.50	$12.72	$12.62	$12.44
	2008	$10.04	$9.76	$9.91	$9.84	$9.71
	2007	$15.95	$15.54	$15.76	$15.67	$15.49
	2006	$14.30	$13.98	$14.16	$14.09	$13.95
	2005	$13.14	$12.89	$13.03	$12.98	$12.87
	2004	$12.37	$12.17	$12.28	$12.25	$12.16
	2003	$10.84	$10.70	$10.78	$10.76	$10.70
	2002	—	—	—	—	—
MFS Total Return	2009	$17.34	$16.80	$17.08	$16.95	$16.70
	2008	$14.87	$14.45	$14.68	$14.58	$14.39
	2007	$19.34	$18.85	$19.12	$19.01	$18.79
	2006	$18.80	$18.38	$18.61	$18.52	$18.33
	2005	$17.01	$16.68	$16.86	$16.80	$16.66
	2004	$16.75	$16.48	$16.63	$16.59	$16.47
	2003	$15.24	$15.03	$15.15	$15.13	$15.04
	2002	$13.27	$13.13	$13.21	$13.20	$13.15
	2001	$14.17	$14.06	$14.13	$14.14	$14.10
	2000	$14.31	$14.25	$14.30	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Total Return — Service	2009	$17.05	$16.51	$16.80	$16.67	$16.42
Shares	2008	$14.66	$14.25	$14.47	$14.37	$14.18
	2007	$19.11	$18.63	$18.89	$18.78	$18.56
	2006	$18.62	$18.21	$18.43	$18.35	$18.16
	2005	$16.90	$16.57	$16.75	$16.69	$16.54
	2004	$16.68	$16.40	$16.56	$16.51	$16.39
	2003	$15.21	$15.00	$15.12	$15.10	$15.01
	2002	—	—	—	—	—
MFS Utilities	2009	$21.88	$21.20	$21.56	$21.40	$21.08
	2008	$16.63	$16.16	$16.42	$16.31	$16.09
	2007	$27.03	$26.34	$26.71	$26.56	$26.25
	2006	$21.40	$20.92	$21.18	$21.08	$20.87
	2005	$16.51	$16.19	$16.36	$16.31	$16.16
	2004	$14.31	$14.07	$14.20	$14.17	$14.07
	2003	$11.13	$10.98	$11.06	$11.05	$10.98
	2002	$8.29	$8.20	$8.26	$8.25	$8.22
	2001	$10.87	$10.79	$10.84	$10.85	$10.82
	2000	$14.52	$14.46	$14.51	—	—
MFS Utilities — Service Shares	2009	$21.52	$20.85	$21.20	$21.04	$20.73
	2008	$16.40	$15.94	$16.18	$16.08	$15.86
	2007	$26.70	$26.03	$26.39	$26.24	$25.94
	2006	$21.20	$20.73	$20.99	$20.89	$20.68
	2005	$16.39	$16.07	$16.25	$16.19	$16.05
	2004	$14.24	$14.01	$14.14	$14.10	$14.00
	2003	$11.11	$10.96	$11.04	$11.02	$10.96
	2002	—	—	—	—	—
MFS Value — Service Shares	2009	$10.44	$10.43	—	$10.43	$10.43

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Capital	2009	$15.39	$14.91	$15.16	$15.05	$14.83
Appreciation	2008	$10.78	$10.48	$10.64	$10.57	$10.43
	2007	$20.04	$19.53	$19.81	$19.70	$19.47
	2006	$17.78	$17.38	$17.60	$17.52	$17.34
	2005	$16.68	$16.36	$16.53	$16.48	$16.33
	2004	$16.07	$15.81	$15.96	$15.91	$15.80
	2003	$15.22	$15.01	$15.13	$15.11	$15.02
	2002	$11.77	$11.65	$11.72	$11.71	$11.66
	2001	$16.29	$16.17	$16.25	$16.26	$16.21
	2000	$18.88	$18.79	$18.85	—	—
OppenheimerFunds Capital	2009	$15.14	$14.67	$14.92	$14.81	$14.59
Appreciation — Service Shares	2008	$10.64	$10.34	$10.50	$10.43	$10.29
	2007	$19.82	$19.32	$19.59	$19.48	$19.25
	2006	$17.63	$17.24	$17.45	$17.37	$17.19
	2005	$16.58	$16.26	$16.44	$16.38	$16.23
	2004	$16.01	$15.75	$15.90	$15.85	$15.74
	2003	$15.21	$15.00	$15.12	$15.10	$15.01
	2002	—	—	—	—	—
OppenheimerFunds Global	2009	$22.76	$22.05	$22.42	$22.25	$21.93
Securities	2008	$16.49	$16.02	$16.27	$16.16	$15.95
	2007	$27.92	$27.21	$27.59	$27.44	$27.11
	2006	$26.59	$26.00	$26.32	$26.20	$25.93
	2005	$22.88	$22.43	$22.68	$22.60	$22.40
	2004	$20.27	$19.93	$20.12	$20.07	$19.92
	2003	$17.22	$16.99	$17.12	$17.10	$17.00
	2002	$12.19	$12.07	$12.14	$12.14	$12.09
	2001	$15.86	$15.74	$15.82	$15.82	$15.78
	2000	$18.26	$18.18	$18.24	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Global	2009	$22.41	$21.71	$22.08	$21.91	$21.59
Securities — Service Shares	2008	$16.29	$15.82	$16.07	$15.96	$15.75
	2007	$27.64	$26.94	$27.31	$27.16	$26.94
	2006	$26.39	$25.79	$26.12	$26.00	$25.73
	2005	$22.76	$22.32	$22.57	$22.49	$22.29
	2004	$20.21	$19.88	$20.06	$20.01	$19.87
	2003	$17.22	$16.98	$17.12	$17.09	$16.99
	2002	—	—	—	—	—
OppenheimerFunds High	2009	$3.69	$3.57	$3.63	$3.60	$3.55
Income	2008	$2.98	$2.89	$2.94	$2.92	$2.88
	2007	$14.14	$13.78	$13.98	$13.90	$13.73
	2006	$14.34	$14.01	$14.19	$14.12	$13.98
	2005	$13.27	$13.01	$13.15	$13.10	$12.99
	2004	$13.13	$12.91	$13.04	$13.00	$12.91
	2003	$12.20	$12.04	$12.13	$12.11	$12.04
	2002	$9.97	$9.86	$9.93	$9.92	$9.88
	2001	$10.34	$10.26	$10.31	$10.32	$10.29
	2000	$10.27	$10.23	$10.26	—	—
OppenheimerFunds High	2009	$3.67	$3.56	$3.62	$3.59	$3.54
Income — Service Shares	2008	$2.95	$2.87	$2.91	$2.90	$2.86
	2007	$13.96	$13.61	$13.80	$13.72	$13.56
	2006	$14.20	$13.89	$14.06	$14.00	$13.85
	2005	$13.17	$12.91	$13.05	$13.01	$12.89
	2004	$13.07	$12.86	$12.98	$12.94	$12.85
	2003	$12.17	$12.01	$12.11	$12.09	$12.02
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Main Street	2009	$11.96	$11.59	$11.79	$11.70	$11.53
	2008	$9.44	$9.18	$9.32	$9.26	$9.14
	2007	$15.54	$15.15	$15.36	$15.28	$15.10
	2006	$15.10	$14.76	$14.95	$14.88	$14.73
	2005	$13.29	$13.03	$13.18	$13.13	$13.02
	2004	$12.70	$12.49	$12.61	$12.58	$12.49
	2003	$11.75	$11.59	$11.68	$11.67	$11.60
	2002	$9.39	$9.29	$9.35	$9.35	$9.31
	2001	$11.71	$11.62	$11.68	$11.68	$11.65
	2000	$13.20	$13.14	$13.19	—	—
OppenheimerFunds Main	2009	$11.83	$11.46	$11.65	$11.56	$11.39
Street — Service Shares	2008	$9.36	$9.09	$9.23	$9.17	$9.05
	2007	$15.44	$15.05	$15.26	$15.17	$14.99
	2006	$14.98	$14.65	$14.83	$14.76	$14.61
	2005	$13.22	$12.97	$13.11	$13.06	$12.95
	2004	$12.66	$12.45	$12.57	$12.54	$12.45
	2003	$11.75	$11.59	$11.68	$11.66	$11.60
	2002	—	—	—	—	—
OppenheimerFunds Small &	2009	$10.68	$10.34	$10.52	$10.44	$10.29
MidCap Growth (formerly	2008	$8.16	$7.92	$8.05	$7.99	$7.89
Mid Cap)	2007	$16.21	$15.80	$16.02	$15.93	$15.75
	2006	$15.44	$15.10	$15.28	$15.21	$15.06
	2005	$15.19	$14.89	$15.06	$15.00	$14.87
	2004	$13.69	$13.47	$13.59	$13.56	$13.46
	2003	$11.58	$11.42	$11.51	$11.49	$11.43
	2002	$9.33	$9.24	$9.29	$9.29	$9.25
	2001	$13.09	$12.99	$13.05	$13.06	$13.02
	2000	$19.29	$19.20	$19.26	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Small &	2009	$10.49	$10.17	$10.34	$10.26	$10.11
MidCap Growth (formerly	2008	$8.03	$7.81	$7.93	$7.88	$7.77
Mid Cap) — Service Shares	2007	$16.02	$15.61	$15.83	$15.74	$15.61
	2006	$15.30	$14.96	$15.14	$15.07	$14.92
	2005	$15.09	$14.79	$14.95	$14.90	$14.77
	2004	$13.64	$13.42	$13.54	$13.51	$13.41
	2003	$11.57	$11.41	$11.50	$11.48	$11.42
	2002	—	—	—	—	—
OppenheimerFunds Money Fund	2009	$1.42	$1.37	$1.40	$1.38	$1.36
	2008	$1.43	$1.39	$1.41	$1.40	$1.38
	2007	$1.41	$1.37	$1.39	$1.38	$1.37
	2006	$1.36	$1.33	$1.35	$1.34	$1.33
	2005	$1.31	$1.29	$1.30	$1.30	$1.29
	2004	$1.29	$1.27	$1.28	$1.28	$1.27
	2003	$1.30	$1.28	$1.29	$1.29	$1.28
	2002	$1.30	$1.29	$1.30	$1.30	$1.29
	2001	$1.30	$1.29	$1.30	$1.30	$1.29
	2000	$1.27	$1.26	$1.27	—	—
OppenheimerFunds Global	2009	$17.15	$16.61	$16.90	$16.77	$16.52
Strategic Income (formerly	2008	$14.61	$14.20	$14.42	$14.33	$14.14
Strategic Bond)	2007	$17.25	$16.81	$17.05	$16.95	$16.75
	2006	$15.93	$15.57	$15.76	$15.69	$15.53
	2005	$15.00	$14.71	$14.87	$14.82	$14.69
	2004	$14.80	$14.55	$14.69	$14.65	$14.55
	2003	$13.79	$13.60	$13.71	$13.69	$13.61
	2002	$11.83	$11.70	$11.78	$11.77	$11.72
	2001	$11.15	$11.06	$11.12	$11.12	$11.09
	2000	$10.77	$10.72	$10.75	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Global	2009	$16.85	$16.32	$16.60	$16.47	$16.23
Strategic Income (formerly	2008	$14.41	$14.00	$14.22	$14.12	$13.94
Strategic Bond) — Service	2007	$17.06	$16.63	$16.86	$16.77	$16.57
Shares	2006	$15.77	$15.42	$15.61	$15.54	$15.38
	2005	$14.89	$14.60	$14.76	$14.71	$14.58
	2004	$14.71	$14.47	$14.61	$14.57	$14.47
	2003	$13.74	$13.56	$13.66	$13.64	$13.56
	2002	—	—	—	—	—
PIMCO VIT Long-Term	2009	$9.41	$9.41	—	$9.41	$9.41
US Government — Advisor
Class
PIMCO VIT Low Duration —	2009	$10.08	$10.07	—	$10.07	$10.07
Advisor Class
PIMCO VIT Real Return —	2009	$10.12	$10.11	—	$10.12	$10.11
Advisor Class
PIMCO VIT Short-Term —	2009	$10.01	$10.00	—	$10.01	$10.00
Advisor Class
PIMCO VIT Total Return —	2009	$10.00	$9.99	—	$9.99	$9.99
Advisor Class
Royce Capital Micro-Cap —	2009	$10.61	$10.60	—	$10.60	$10.60
Service Class
Royce Capital Small-Cap —	2009	$10.29	$10.29	—	$10.29	$10.28
Service Class
Van Eck VIP Global Hard	2009	$40.59	$39.32	$39.99	$39.69	$39.10
Assets (formerly Worldwide	2008	$26.09	$25.35	$25.75	$25.58	$25.24
Hard Assets)	2007	$49.04	$47.80	$48.47	$48.20	$47.63
	2006	$34.17	$33.40	$33.82	$33.67	$33.32
	2005	$27.79	$27.25	$27.55	$27.45	$27.21
	2004	$18.55	$18.25	$18.42	$18.37	$18.24
	2003	$15.16	$14.95	$15.07	$15.05	$14.96
	2002	$10.58	$10.47	$10.53	$10.53	$10.48
	2001	$11.02	$10.94	$11.00	$11.00	$10.97
	2000	$12.47	$12.41	$12.45	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Eck Worldwide Real	2009	—	—	—	—	—
Estate	2008	$14.06	$13.67	$13.88	$13.79	$13.60
	2007	$31.73	$30.93	$31.36	$31.19	$30.82
	2006	$31.85	$31.14	$31.53	$31.38	$31.06
	2005	$24.64	$24.16	$24.42	$24.33	$24.12
	2004	$20.62	$20.28	$20.47	$20.41	$20.27
	2003	$15.33	$15.12	$15.24	$15.22	$15.13
	2002	$11.54	$11.42	$11.49	$11.48	$11.44
	2001	$12.23	$12.14	$12.20	$12.21	$12.17
	2000	$11.76	$11.71	$11.75	—	—
Van Kampen LIT Mid Cap	2009	$5.15	$5.01	$5.08	$5.03	$4.96
Growth II (formerly	2008	$3.33	$3.25	$3.29	$3.27	$3.23
Aggressive Growth II)	2007	$6.35	$6.21	$6.28	$6.24	$6.17
	2006	$5.47	$5.37	$5.42	$5.39	$5.34
	2005	$5.28	$5.19	$5.24	$5.21	$5.17
	2004	$4.81	$4.75	$4.78	$4.76	$4.73
	2003	$4.24	$4.20	$4.22	$4.21	$4.19
	2002	$3.10	$3.07	—	$3.08	$3.07
	2001	$4.65	$4.63	—	$4.64	$4.63
	2000	$7.62	$7.61	—	—	—
Van Kampen LIT Comstock	2009	$13.92	$13.51	$13.71	$13.61	$13.41
	2008	$10.94	$10.66	$10.80	$10.73	$10.59
	2007	$17.23	$16.83	$17.03	$16.93	$16.73
	2006	$17.81	$17.45	$17.63	$17.55	$17.37
	2005	$15.51	$15.24	$15.38	$15.32	$15.19
	2004	$15.05	$14.83	$14.94	$14.90	$14.79
	2003	$12.94	$12.79	$12.87	$12.85	$12.77
	2002	$10.00	$9.92	$9.96	$9.96	$9.91
	2001	$12.54	$12.48	$12.51	$12.52	$12.48
	2000	$13.02	$13.00	$13.01	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Comstock II	2009	$13.69	$13.29	$13.49	$13.38	$13.19
	2008	$10.79	$10.51	$10.65	$10.58	$10.44
	2007	$17.03	$16.63	$16.83	$16.73	$16.54
	2006	$17.65	$17.30	$17.47	$17.39	$17.22
	2005	$15.40	$15.14	$15.27	$15.22	$15.08
	2004	$14.98	$14.77	$14.88	$14.84	$14.73
	2003	$12.92	$12.77	$12.85	$12.83	$12.75
	2002	—	—	—	—	—
Van Kampen LIT Enterprise	2009	—	—	—	—	—
	2008	$3.85	$3.75	$3.80	$3.77	$3.72
	2007	$6.84	$6.68	$6.76	$6.72	$6.64
	2006	$6.14	$6.02	$6.08	$6.05	$5.99
	2005	$5.81	$5.71	$5.76	$5.74	$5.69
	2004	$5.44	$5.36	$5.40	$5.39	$5.35
	2003	$5.29	$5.23	$5.26	$5.26	$5.23
	2002	$4.26	$4.22	$4.24	$4.24	$4.22
	2001	$6.10	$6.07	$6.09	$6.09	$6.07
	2000	$7.77	$7.75	$7.76	—	—
Van Kampen LIT Enterprise II	2009	—	—	—	—	—
	2008	$3.80	$3.70	$3.75	$3.72	$3.67
	2007	$6.76	$6.60	$6.68	$6.64	$6.56
	2006	$6.08	$5.96	$6.02	$5.99	$5.93
	2005	$5.77	$5.67	$5.72	$5.70	$5.65
	2004	$5.42	$5.34	$5.38	$5.36	$5.32
	2003	$5.28	$5.22	$5.25	$5.26	$5.22
	2002	—	—	—	—	—
Van Kampen LIT Global	2009	$10.21	$10.20	—	$10.20	$10.20
Tactical Asset Allocation —
Class II

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Government II	2009	$11.14	$10.92	$11.03	$10.96	$10.85
	2008	$11.19	$11.00	$11.09	$11.03	$10.93
	2007	$11.16	$11.00	$11.08	$11.03	$10.95
	2006	$10.56	$10.44	$10.50	$10.46	$10.41
	2005	$10.37	$10.29	$10.33	$10.30	$10.26
	2004	$10.17	$10.12	$10.14	$10.13	$10.10
	2003	$9.91	$9.89	$9.90	$9.89	$9.88
	2002	—	—	—	—	—
Van Kampen LIT Growth and	2009	$13.02	$12.64	$12.83	$12.73	$12.54
Income	2008	$10.60	$10.32	$10.46	$10.39	$10.25
	2007	$15.79	$15.43	$15.61	$15.52	$15.34
	2006	$15.56	$15.24	$15.40	$15.33	$15.17
	2005	$13.55	$13.32	$13.44	$13.39	$13.27
	2004	$12.48	$12.30	$12.39	$12.36	$12.27
	2003	$11.05	$10.92	$10.98	$10.97	$10.91
	2002	$8.74	$8.67	$8.70	$8.70	$8.66
	2001	$10.35	$10.29	$10.32	$10.33	$10.30
	2000	$11.13	$11.10	$11.12	—	—
Van Kampen LIT Growth and	2009	$12.80	$12.43	$12.61	$12.52	$12.33
Income II	2008	$10.44	$10.17	$10.31	$10.24	$10.10
	2007	$15.60	$15.24	$15.42	$15.33	$15.15
	2006	$15.41	$15.10	$15.26	$15.18	$15.03
	2005	$13.46	$13.22	$13.34	$13.29	$13.18
	2004	$12.42	$12.24	$12.33	$12.30	$12.21
	2003	$11.02	$10.90	$10.96	$10.94	$10.88
	2002	—	—	—	—	—
Van Kampen LIT Capital	2009	$4.52	$4.39	$4.45	$4.42	$4.36
Growth (formerly Strategic	2008	$2.76	$2.68	$2.72	$2.70	$2.67
Growth)	2007	$5.47	$5.35	$5.41	$5.38	$5.32
	2006	$4.74	$4.64	$4.69	$4.67	$4.62
	2005	$4.66	$4.58	$4.62	$4.61	$4.57
	2004	$4.38	$4.31	$4.35	$4.33	$4.30
	2003	$4.14	$4.09	$4.12	$4.11	$4.09
	2002	$3.29	$3.27	$3.28	$3.28	$3.26
	2001	$4.94	$4.91	$4.93	$4.93	$4.91
	2000	$7.30	$7.28	$7.29	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Capital	2009	$4.45	$4.32	$4.38	$4.35	$4.28
Growth II (formerly Strategic	2008	$2.72	$2.65	$2.68	$2.67	$2.63
Growth II)	2007	$5.41	$5.28	$5.35	$5.32	$5.26
	2006	$4.70	$4.60	$4.65	$4.63	$4.58
	2005	$4.64	$4.56	$4.60	$4.58	$4.54
	2004	$4.36	$4.30	$4.33	$4.32	$4.29
	2003	$4.14	$4.09	$4.11	$4.11	$4.08
	2002	—	—	—	—	—
UIF Equity and Income II	2009	$13.86	$13.58	$13.72	$13.63	$13.49
	2008	$11.46	$11.26	$11.36	$11.30	$11.20
	2007	$15.01	$14.80	$14.90	$14.83	$14.73
	2006	$14.70	$14.54	$14.62	$14.57	$14.49
	2005	$13.22	$13.12	$13.17	$13.14	$13.08
	2004	$12.47	$12.41	$12.44	$12.42	$12.39
	2003	$11.32	$11.30	$11.31	$11.31	$11.30
	2002	—	—	—	—	—
UIF Global Real Estate II	2009	$8.12	$8.08	$8.10	$8.09	$8.06
	2008	$5.82	$5.80	$5.81	$5.80	$5.80
	2007	—	—	—	—	—
UIF International Growth	2009	$7.56	$7.52	$7.54	$7.53	$7.51
Equity II	2008	$5.61	$5.59	$5.60	$5.60	$5.59
	2007	—	—	—	—	—
UIF US Mid Cap Value —	2009	$10.42	$10.41	—	$10.41	$10.41
Class II

Accumulation Units Outstanding

ALL ACCUMULATION UNITS ARE ROUNDED TO THE NEAREST UNIT

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Calvert VP SRI Balanced	2009	9,494	8,531	162,171	415	1,365
(formerly Social Balanced)	2008	10,138	10,306	191,431	416	1,688
	2007	17,150	15,138	245,400	417	1,738
	2006	19,894	15,733	294,933	418	1,697
	2005	23,273	16,643	403,478	843	1,660
	2004	26,749	18,556	550,635	844	1,635
	2003	36,759	19,002	650,502	846	1,603
	2002	44,018	27,700	739,248	847	1,584
	2001	38,238	34,630	822,438	615	1,263
	2000	18,281	28,332	1,002,497	—	—
Calvert Social Small	2009	—	—	—	—	—
Cap Growth	2008	—	—	—	—	—
	2007	—	—	—	—	—
	2006	10,840	5,655	58,238	—	407
	2005	10,863	13,291	82,614	—	361
	2004	12,081	12,783	102,414	—	309
	2003	17,744	13,957	120,436	—	310
	2002	20,217	13,916	132,225	—	310
	2001	16,996	15,400	133,355	—	—
	2000	6,813	13,519	113,582	—	—
Fidelity VIP Contrafund® —	2009	88,306	215,024	315,757	116,327	236,009
Service Class 2	2008	112,182	211,541	337,164	747	28,860
	2007	71,797	17,960	237,194	—	12,213
	2006	36,767	46	91,699	—	5,978
	2005	10,251	—	—	—	—
Fidelity VIP Equity-Income —	2009	9,794	1,865	59,034	51,175	60,887
Service Class 2	2008	11,845	9,736	42,729	—	4,651
	2007	28,864	—	51,863	—	4,651
	2006	25,476	—	27,689	—	2,631
	2005	1,625	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Fidelity VIP Freedom Fund	2009	—	—	11,544	14,327	1,941
2015 Maturity-Service	2008	—	—	8,814	3,037	—
Class 2	2007	—	—	—	—	—
Fidelity VIP Freedom Fund	2009	1,434	10,410	11,423	12,558	1,813
2020 Maturity-Service	2008	—	10,410	6,842	—	—
Class 2	2007	—	—	—	—	—
Fidelity VIP Growth — Service	2009	5,864	4,221	32,878	12,797	12,869
Class 2	2008	4,852	3,050	24,378	—	10,635
	2007	1,609	224	29,150	—	—
	2006	1,505	148	8,946	—	—
	2005	1,210	—	—	—	—
Fidelity VIP Index 500 —	2009	30,259	118,502	33,237	109,155	98,564
Service Class 2	2008	31,570	82,293	22,647	—	4,200
	2007	41,359	14,975	24,347	—	—
	2006	21,671	—	7,075	—	—
	2005	—	—	—	—	—
Fidelity VIP Investment Grade	2009	49,754	155,777	229,789	264,587	231,717
Bond — Service Class 2	2008	52,443	78,200	121,588	1,754	17,364
	2007	50,314	7,185	93,386	—	—
	2006	23,106	—	16,277	—	—
	2005	7,078	—	—	—	—
Fidelity VIP Mid-Cap — Service	2009	23,457	11,243	213,868	87,613	92,722
Class 2	2008	22,397	7,757	205,054	4,662	4,816
	2007	21,333	3,219	99,648	—	839
	2006	12,943	1,251	33,659	—	317
	2005	10,785	—	—	—	—
Franklin Templeton — Franklin	2009	5,360	1,208	20,600	24,934	7,283
Flex Cap Growth Securities —	2008	3,191	—	26,403	—	—
Class 2	2007	3,773	—	21,699	—	—
	2006	2,817	—	7,140	—	—
	2005	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton — Franklin	2009	175,198	234,588	507,301	153,953	162,516
Income Securities — Class 2	2008	187,284	233,225	466,027	272	58,414
	2007	159,979	43,572	467,049	273	31,043
	2006	40,112	1,109	198,331	274	14,895
	2005	—	—	—	—	—
Franklin Templeton — Franklin	2009	76,284	253,682	173,590	265,363	163,889
Rising Dividends Securities —	2008	70,864	228,392	124,046	6,634	6,543
Class 2	2007	45,283	26,951	60,484	—	231
	2006	14,367	443	48,661	—	1,796
	2005	—	—	—	—	—
Franklin Templeton —	2009	—	—	—	4,406	1,778
Franklin Small Cap Value
Securities — Class 2
Franklin Templeton — Franklin	2009	13,983	10,689	52,011	68,797	29,322
Small-Mid Cap Growth	2008	11,472	4,628	39,231	—	—
Securities — Class 2	2007	6,033	4,628	25,087	—	2,405
	2006	1,907	—	4,789	—	—
	2005	—	—	—	—	—
Franklin Templeton — Franklin	2009	99,311	239,746	248,236	355,744	295,800
U.S. Government — Class 2	2008	90,544	147,855	271,893	761	7,274
	2007	12,184	7,901	39,481	—	5,559
	2006	—	—	—	—	—
Franklin Templeton — Mutual	2009	143,940	142,129	543,007	233,910	250,930
Shares Securities — Class 2	2008	155,654	126,329	520,042	182	32,679
	2007	140,828	10,294	481,654	176	22,886
	2006	48,671	592	198,417	—	10,965
	2005	—	—	—	—	—
Franklin Templeton —	2009	62,422	163,309	247,275	68,445	39,245
Templeton Foreign	2008	64,574	164,669	257,253	130	9,967
Securities — Class 2	2007	45,291	14,533	182,143	124	6,988
	2006	15,991	380	93,797	—	3,987
	2005	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Franklin Templeton —	2009	41,439	75,905	158,126	112,515	104,152
Templeton Global Bond	2008	41,947	49,547	112,922	1,486	2,956
Securities (formerly Global	2007	19,322	9,635	43,665	—	—
Income Securities) — Class 2	2006	—	—	—	—	—
Franklin Templeton —	2009	63,070	28,184	205,997	38,038	23,199
Templeton Growth	2008	84,552	21,502	241,275	751	6,600
Securities — Class 2	2007	77,841	5,790	263,414	752	8,194
	2006	32,874	4,148	122,592	—	3,067
	2005	—	—	—	—	—
Goldman Sachs Strategic	2009	62,511	74,987	1,288,929	1,008	18,373
Growth (formerly Capital	2008	90,773	115,077	1,632,269	1,146	23,629
Growth) Institutional Class	2007	109,345	119,222	2,046,516	1,109	31,286
	2006	122,313	139,540	2,646,614	1,120	32,321
	2005	130,970	171,594	3,461,871	1,120	35,093
	2004	132,268	195,130	4,672,216	1,133	36,861
	2003	131,695	198,996	5,725,827	1,147	35,732
	2002	107,191	210,012	—	357	22,381
	2001	75,255	232,213	—	129	11,151
	2000	34,555	231,244	—	—	—
Goldman Sachs Large Cap	2009	127,669	125,654	2,594,400	1,844	50,073
Value (formerly Growth and	2008	147,419	147,122	3,259,635	2,124	60,233
Income) Institutional Class	2007	187,277	158,204	4,035,964	2,141	70,504
	2006	201,051	213,281	4,862,808	2,161	73,847
	2005	198,241	225,515	6,020,945	2,193	69,550
	2004	176,112	238,977	7,394,575	2,429	71,207
	2003	136,191	205,828	8,602,553	2,412	58,932
	2002	92,496	187,142	—	2,085	26,660
	2001	62,482	133,710	—	1,003	9,672
	2000	27,902	105,052	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Mid Cap	2009	28,505	24,036	181,054	943	6,600
Value Institutional Class	2008	36,578	24,677	211,490	—	11,124
	2007	65,731	30,161	294,221	—	11,240
	2006	74,328	45,104	385,202	—	10,525
	2005	66,693	39,301	380,841	—	8,421
	2004	32,361	32,432	155,839	1,447	2,465
	2003	969	—	1,432	—	—
	2002	—	—	—	—	—
Goldman Sachs Strategic	2009	84,680	134,930	1,677,979	1,371	17,653
International Equity	2008	99,644	166,266	2,058,936	1,931	20,250
Institutional Class	2007	121,167	139,962	2,519,379	1,952	24,384
	2006	107,877	163,442	3,056,324	1,928	24,947
	2005	87,922	180,799	3,609,374	1,951	20,971
	2004	73,727	190,334	4,475,683	3,621	18,977
	2003	51,609	155,570	5,307,973	2,070	13,157
	2002	41,929	134,693	—	670	4,407
	2001	37,024	130,498	—	393	1,958
	2000	20,319	146,495	—	—	—
Goldman Sachs Structured	2009	48,902	65,492	1,060,791	219	6,850
Small Cap Equity	2008	64,072	83,109	1,320,222	219	11,496
Institutional Class	2007	83,000	92,400	1,662,895	219	12,654
	2006	84,070	118,192	2,090,793	219	16,468
	2005	83,065	136,850	2,617,300	219	21,822
	2004	76,416	138,815	3,255,347	889	26,665
	2003	63,752	119,765	3,895,973	649	22,166
	2002	45,282	99,099	—	135	13,261
	2001	14,613	72,047	—	—	2,958
	2000	3,046	69,832	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Goldman Sachs Structured	2009	45,936	109,732	1,573,796	603	20,801
U.S. Equity Institutional	2008	62,137	146,110	2,013,646	931	25,628
Class	2007	96,274	176,591	2,539,464	1,628	31,648
	2006	109,904	215,606	3,213,800	1,629	35,390
	2005	109,054	235,762	4,116,944	2,081	37,889
	2004	109,968	258,438	5,295,822	2,429	39,165
	2003	101,896	271,274	6,484,270	2,412	36,963
	2002	92,496	280,619	—	2,085	25,973
	2001	74,274	288,929	—	1,003	12,278
	2000	32,063	278,647	—	—	—
Goldman Sachs Growth	2009	—	—	—	1,431	236
Opportunities — Service Class
Legg Mason ClearBridge	2009	—	—	—	2,967	5,387
Mid Cap Core — Class II
Legg Mason ClearBridge	2009	—	—	—	—	237
Small Cap Growth — Class II
Lord Abbett Capital Structure	2009	119,031	89,664	341,342	20,065	40,294
(formerly America's Value)	2008	139,346	98,975	397,403	388	23,770
	2007	172,603	105,893	500,695	389	29,436
	2006	179,298	113,492	550,327	389	30,959
	2005	173,389	118,136	629,935	390	21,143
	2004	95,829	91,988	440,335	1,304	13,951
	2003	14,950	9,383	147,311	—	6,583
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Bond —	2009	438,238	288,802	1,406,468	224,382	469,445
Debenture	2008	507,181	287,244	1,619,425	15,840	145,344
	2007	639,068	349,234	1,970,534	7,812	160,860
	2006	686,027	380,081	2,281,105	8,432	170,685
	2005	751,227	411,253	2,702,668	8,009	207,793
	2004	701,040	392,216	3,012,671	6,935	205,655
	2003	538,146	228,192	2,772,117	4,114	166,000
	2002	142,021	74,466	—	346	31,100
	2001	—	—	—	—	—
Lord Abbett Fundamental Equity	2009	—	1,031	—	19,799	9,136
(formerly All Value)
Lord Abbett Growth and	2009	543,152	357,972	2,394,475	89,450	207,871
Income	2008	727,286	410,987	3,033,182	15,000	206,944
	2007	869,905	522,374	4,020,829	15,758	240,468
	2006	935,476	608,719	4,759,051	15,976	255,936
	2005	988,073	656,343	5,542,096	15,755	279,289
	2004	915,698	653,997	5,870,223	17,715	274,413
	2003	613,802	330,843	5,137,161	11,800	209,899
	2002	170,910	108,049	—	2,941	53,316
	2001	—	—	—	—	—
Lord Abbett Growth	2009	27,004	77,151	98,590	14,263	9,405
Opportunities	2008	29,459	74,177	130,481	268	3,481
	2007	36,819	27,469	159,780	268	4,567
	2006	44,607	33,399	175,958	268	5,414
	2005	39,724	33,399	156,315	268	7,272
	2004	40,731	31,619	140,065	269	6,956
	2003	15,285	5,940	79,943	1,140	931
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Lord Abbett Classic Stock	2009	6,524	1,513	27,702	30,444	29,595
(formerly Large-Cap Core)	2008	3,740	—	16,821	—	—
	2007	—	—	—	—	—
Lord Abbett Mid-Cap Value	2009	313,164	298,937	1,381,770	21,964	121,398
	2008	432,238	341,515	1,774,408	5,851	118,048
	2007	528,044	403,812	2,385,721	9,997	141,086
	2006	573,569	485,885	2,922,486	10,472	151,117
	2005	608,690	511,647	3,485,413	10,430	160,464
	2004	500,559	526,675	3,443,295	12,215	150,629
	2003	338,302	293,283	2,934,186	7,996	110,540
	2002	97,840	143,531	—	567	27,042
	2001	—	—	—	—	—
Lord Abbett International	2009	6,925	106,707	13,880	31,969	18,653
Opportunities (formerly	2008	3,212	103,501	5,681	—	—
International)	2007	—	—	—	—	—
MFS Growth (formerly	2009	13,579	49,009	328,129	1,652	3,162
Emerging Growth)	2008	18,784	106,020	381,274	1,659	2,515
	2007	22,241	119,706	481,841	308	3,809
	2006	24,150	143,949	650,084	308	6,671
	2005	28,313	164,519	851,979	308	7,760
	2004	28,773	202,115	1,180,843	308	8,142
	2003	32,289	226,635	1,548,082	308	10,452
	2002	33,937	234,500	1,900,895	309	8,646
	2001	34,782	274,768	2,637,417	15	3,842
MFS Growth (formerly	2009	4,252	4,152	1,680	11,651	10,526
Emerging Growth) — Service	2008	3,802	5,711	1,624	—	2,738
Shares	2007	4,227	4,573	1,503	—	2,847
	2006	5,475	3,795	1,761	—	3,141
	2005	4,854	2,971	1,767	—	2,035
	2004	3,946	1,830	1,801	—	2,036
	2003	1,122	1,015	1,352	—	2,321
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Growth Stock	2009	39,360	106,381	319,764	7,015	17,946
	2008	57,972	129,980	414,492	4,281	24,121
	2007	78,374	161,326	542,214	4,284	34,464
	2006	94,108	223,096	740,822	4,435	36,611
	2005	103,268	273,779	926,608	6,331	41,358
	2004	126,953	299,061	1,225,589	6,503	40,953
	2003	149,834	333,290	1,451,695	6,505	48,620
	2002	142,472	304,180	1,497,449	6,507	47,652
	2001	37,663	169,333	1,468,634	3,755	16,974
	2000	—	85,786	512,272	—	—
MFS Investors Growth	2009	56,407	457,533	34,676	22,541	46,562
Stock — Service Shares	2008	50,105	450,312	46,438	518	5,387
	2007	29,877	86,462	66,735	521	3,625
	2006	2,753	54,714	71,815	523	3,754
	2005	994	94,318	74,518	526	3,897
	2004	1,539	95,822	72,597	528	4,048
	2003	273	40,766	48,343	531	4,208
	2002	—	—	—	—	—
MFS Investors Trust	2009	49,047	129,212	687,759	1,235	31,359
	2008	61,692	203,965	884,378	1,803	37,997
	2007	96,188	247,725	1,144,074	1,949	46,210
	2006	106,294	313,814	1,526,031	1,950	50,870
	2005	117,211	371,718	2,074,697	2,046	55,467
	2004	137,895	420,232	2,946,962	2,885	60,241
	2003	164,483	469,582	3,711,622	3,389	61,042
	2002	191,737	482,318	4,346,175	3,002	59,067
	2001	166,826	435,308	5,313,155	1,253	26,722
	2000	60,794	376,018	5,157,196	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Investors Trust — Service	2009	5,367	13,129	13,032	23,266	32,087
Shares	2008	10,189	14,480	12,752	—	6,395
	2007	10,565	17,004	19,492	—	6,843
	2006	13,125	18,903	20,455	—	7,036
	2005	11,971	18,726	20,895	—	4,815
	2004	9,742	18,317	21,523	—	5,013
	2003	9,928	13,002	12,320	—	4,569
	2002	—	—	—	—	—
MFS New Discovery	2009	5,234	31,639	98,391	120	2,485
	2008	6,383	36,228	112,792	120	3,546
	2007	9,663	40,098	160,842	120	3,791
	2006	12,041	68,020	231,686	121	4,731
	2005	14,844	89,271	290,307	121	4,760
	2004	14,692	126,313	389,513	121	4,939
	2003	15,300	130,204	516,756	121	5,463
	2002	18,175	121,134	591,041	122	4,841
	2001	19,584	118,173	592,137	37	2,488
	2000	12,152	127,778	556,357	—	—
MFS New Discovery — Service	2009	4,564	48,609	6,989	10,629	12,997
Shares	2008	4,583	50,371	10,163	4,549	—
	2007	3,558	12,564	12,237	—	—
	2006	1,976	12,329	13,845	—	—
	2005	1,169	22,068	14,564	—	—
	2004	685	23,397	14,628	—	—
	2003	273	7,705	10,443	—	—
	2002	—	—	—	—	—
MFS Research Bond — Service	2009	—	2,279	—	15,259	123
Shares

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Research	2009	22,742	76,466	581,606	939	8,781
	2008	30,558	96,005	791,181	940	10,453
	2007	38,330	121,277	922,180	1,257	15,383
	2006	47,707	148,883	1,250,774	1,258	15,832
	2005	55,018	176,432	1,651,370	1,294	18,641
	2004	75,820	195,677	2,240,629	1,296	19,722
	2003	81,542	222,080	2,798,879	1,298	26,440
	2002	91,288	243,520	3,378,814	1,479	27,416
	2001	87,514	266,914	4,372,647	392	12,754
	2000	31,672	231,874	4,780,858	—	—
MFS Research — Service	2009	3,912	5,162	6,660	4,668	6,440
Shares	2008	3,521	4,731	6,496	—	3,876
	2007	1,366	5,237	6,752	—	4,112
	2006	2,106	1,772	7,719	—	3,913
	2005	1,672	3,974	8,197	—	2,715
	2004	—	719	7,509	—	2,965
	2003	—	312	3,515	—	1,610
	2002	—	—	—	—	—
MFS Total Return	2009	156,255	203,694	1,695,377	2,583	101,939
	2008	244,258	252,561	2,167,557	3,790	137,229
	2007	317,322	394,740	2,734,623	5,542	177,055
	2006	351,134	473,710	3,390,311	5,620	180,591
	2005	382,541	557,965	4,298,024	6,477	190,077
	2004	416,248	661,245	4,938,005	6,230	191,105
	2003	406,074	680,291	5,480,629	5,700	180,396
	2002	257,797	549,593	4,933,554	5,174	136.567
	2001	104,938	235,215	4,102,590	1,808	47,261
	2000	21,098	134,782	2,996,679	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
MFS Total Return — Service	2009	117,238	100,251	161,510	81,943	100,322
Shares	2008	133,355	121,920	166,663	1,594	26,861
	2007	185,605	162,862	202,261	1,596	24,028
	2006	205,203	180,637	233,166	1,619	28,827
	2005	226,679	194,009	270,985	1,590	28,666
	2004	116,636	158,812	245,328	2,922	29,124
	2003	42,623	28,613	113,345	1,075	15,673
	2002	—	—	—	—	—
MFS Utilities	2009	12,994	72,721	201,739	1,156	7,532
	2008	19,275	87,181	282,241	1,197	11,951
	2007	27,485	102,580	371,188	221	11,605
	2006	32,839	138,068	463,422	201	10,965
	2005	40,837	160,317	541,940	202	11,757
	2004	54,418	172,191	577,172	202	15,899
	2003	57,994	164,282	607,394	203	8,476
	2002	55,267	152,110	689,217	203	7,986
	2001	59,443	197,060	950,939	349	5,833
	2000	18,004	217,055	623,345	—	—
MFS Utilities — Service Shares	2009	11,598	20,804	14,313	47,363	25,285
	2008	13,347	18,722	17,171	—	4,014
	2007	14,783	10,157	16,297	—	1,612
	2006	13,567	12,321	17,584	—	744
	2005	13,236	12,384	19,459	—	925
	2004	5,864	11,790	13,485	—	32
	2003	636	2,474	5,577	—	10
	2002	—	—	—	—	—
MFS Value — Service Shares	2009	—	739	—	5,087	2,040

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Capital	2009	40,579	87,482	627,398	2,384	16,504
Appreciation	2008	58,706	158,126	795,135	2,308	20,972
	2007	85,062	204,224	1,043,720	4,518	27,401
	2006	95,469	254,379	1,409,274	4,537	31,267
	2005	105,258	284,610	1,894,061	4,650	43,161
	2004	125,711	316,068	2,496,732	4,673	49,044
	2003	139,553	345,033	3,000,252	4,901	49,633
	2002	130,998	373,063	3,361,023	4,615	41,855
	2001	105,923	323,414	4,235,334	2,467	21,620
	2000	41,363	289,567	4,288,750	—	—
OppenheimerFunds Capital	2009	15,787	107,201	23,070	3,657	7,474
Appreciation — Service	2008	12,316	103,832	24,874	172	1,789
Shares	2007	12,054	29,913	26,034	307	4,530
	2006	11,459	41,308	28,878	327	4,812
	2005	11,848	43,047	33,621	324	5,799
	2004	10,870	38,791	30,272	1,707	5,778
	2003	2,237	13,241	10,679	168	4,240
	2002	—	—	—	—	—
OppenheimerFunds Global	2009	31,689	66,582	407,877	230	11,524
Securities	2008	40,158	87,459	556,217	269	13,832
	2007	58,035	130,253	707,280	1,039	28,625
	2006	66,411	173,081	840,980	1,042	27,359
	2005	63,232	178,796	933,214	1,046	25,121
	2004	62,789	173,427	1,000,181	1,049	25,710
	2003	62,315	172,773	1,128,930	1,054	24,511
	2002	57,965	170,315	1,245,740	1,058	20,153
	2001	45,011	168,526	1,381,578	997	13,074
	2000	18,404	184,530	1,135,818	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Global	2009	28,067	29,347	24,878	32,754	36,867
Securities — Service Shares	2008	33,912	29,956	36,038	3,251	3,580
	2007	53,516	36,531	37,635	—	3,323
	2006	59,448	38,633	38,331	—	4,518
	2005	46,168	37,643	35,797	—	3,342
	2004	12,634	27,103	34,386	2,578	3,344
	2003	4,970	4,220	6,795	—	1,220
	2002	—	—	—	—	—
OppenheimerFunds High	2009	60,305	50,046	221,012	1,254	30,175
Income	2008	69,651	43,046	241,067	1,254	28,222
	2007	84,990	69,632	302,578	1,267	30,165
	2006	98,057	84,131	422,891	1,340	36,645
	2005	104,110	87,427	543,322	2,591	41,737
	2004	113,763	103,255	689,679	2,674	45,747
	2003	118,703	113,072	776,966	2,752	40,526
	2002	54,536	85,807	607,672	2,872	27,697
	2001	26,941	61,126	516,852	1,870	9,105
	2000	7,523	39,266	257,115	—	—
OppenheimerFunds High	2009	32,675	36,540	24,335	44,231	84,028
Income — Service Shares	2008	38,467	32,097	22,923	727	3,354
	2007	27,387	29,083	33,603	727	5,107
	2006	25,235	36,632	43,324	727	10,531
	2005	32,316	37,444	50,880	682	12,396
	2004	24,143	36,185	52,006	682	12,576
	2003	5,796	7,843	19,307	259	11,404
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Main	2009	83,649	185,457	909,232	1,408	22,652
Street	2008	106,548	221,017	1,165,878	1,416	26,569
	2007	135,554	292,584	1,536,976	2,042	34,432
	2006	152,532	344,453	2,063,914	2,100	44,828
	2005	173,829	408,785	2,744,978	4,533	54,900
	2004	208,139	486,239	3,645,542	5,166	58,226
	2003	232,692	544,148	4,419,097	6,129	62,494
	2002	243,559	560,534	5,103,652	5,656	64,849
	2001	213,601	476,798	5,952,189	3,062	29,317
	2000	81,257	418,903	5,419,206	—	—
OppenheimerFunds Main	2009	6,909	72,458	37,979	19,275	12,534
Street — Service Shares	2008	13,594	74,089	44,462	459	—
	2007	18,949	83,343	54,806	410	—
	2006	18,739	91,004	58,069	424	357
	2005	24,046	93,999	63,369	429	359
	2004	19,806	79,027	64,117	455	360
	2003	8,724	29,408	36,182	478	270
	2002	—	—	—	—	—
OppenheimerFunds	2009	5,348	31,415	246,928	—	2,243
Small & MidCap Growth	2008	8,237	38,611	300,551	—	2,053
(formerly Mid Cap)	2007	13,241	53,873	395,800	—	2,467
	2006	14,281	71,415	551,090	—	2,686
	2005	17,356	88,403	753,805	—	5,382
	2004	22,650	127,528	988,121	—	2,651
	2003	28,164	141,378	1,191,196	—	2,892
	2002	31,678	149,969	1,434,737	—	2,640
	2001	32,139	171,287	1,952,500	16	2,103
	2000	20,434	163,009	2,303,048	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Small &	2009	2,537	2,365	3,446	12,965	619
MidCap Growth (formerly	2008	2,371	5,694	3,695	—	—
Mid Cap) — Service Shares	2007	2,735	5,775	3,218	—	—
	2006	2,783	5,890	8,392	—	—
	2005	6,064	7,041	6,225	—	—
	2004	1,513	5,736	5,373	—	—
	2003	920	2,014	2,852	—	—
	2002	—	—	—	—	—
OppenheimerFunds Money	2009	1,735,915	2,211,588	7,576,709	1,940,914	2,568,027
Fund	2008	2,261,956	3,271,454	13,006,277	68,807	949,725
	2007	1,261,810	1,664,249	7,965,367	—	315,742
	2006	2,262,362	1,268,933	5,760,233	—	368,839
	2005	1,888,735	927,895	5,081,773	—	305,857
	2004	565,121	675,905	6,901,482	22,589	367,711
	2003	712,307	998,246	8,057,685	—	299,590
	2002	798,599	1,525,018	14,673,692	—	244,986
	2001	431,932	673,939	18,537,802	—	51,427
	2000	85,730	457,258	11,194,895	—	—
OppenheimerFunds Global	2009	91,399	136,343	1,389,573	2,389	41,088
Strategic Income (formerly	2008	121,331	169,783	1,824,878	3,103	36,555
Strategic Bond)	2007	158,964	250,714	2,305,859	2,072	46,956
	2006	171,701	329,098	2,769,104	1,777	45,962
	2005	178,958	383,165	3,600,355	1,795	51,673
	2004	193,860	449,617	4,577,750	1,819	52,091
	2003	217,064	502,207	5,763,645	2,181	57,024
	2002	120,915	284,191	3,043,171	2,418	32,755
	2001	66,723	194,137	2,916,350	266	10,921
	2000	18,434	126,361	2,641,573	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
OppenheimerFunds Global	2009	60,331	244,701	52,157	194,955	179,165
Strategic Income (formerly	2008	71,553	215,787	72,438	6,402	9,240
Strategic Bond) — Service	2007	73,241	82,987	100,513	1,380	6,658
Shares	2006	56,993	79,381	99,762	1,419	6,973
	2005	43,017	83,403	85,160	1,419	7,206
	2004	26,434	77,633	79,644	676	6,708
	2003	6,942	33,729	54,995	376	2,444
	2002	—	—	—	—	—
PIMCO VIT Long-Term	2009	—	—	—	539	5,957
US Government — Advisor Class
PIMCO VIT Low Duration —	2009	—	1,366	—	16,681	1,160
Advisor Class
PIMCO VIT Real Return —	2009	—	—	—	21,197	10,986
Advisor Class
PIMCO VIT Short-Term —	2009	—	1,370	—	8,496	679
Advisor Class
PIMCO VIT Total Return —	2009	—	2,027	—	95,913	54,505
Advisor Class
Royce Capital Micro-Cap —	2009	—	—	—	324	—
Service Class
Royce Capital Small-Cap —	2009	—	—	—	10,539	9,840
Service Class
Van Eck VIP Global Hard Assets	2009	56	5,243	3,253	—	—
(formerly Worldwide	2008	56	5,084	3,526	—	—
Hard Assets)	2007	56	6,860	4,212	—	—
	2006	56	8,293	5,725	—	—
	2005	56	10,207	6,322	—	—
	2004	57	10,807	10,506	—	—
	2003	57	11,299	11,296	—	683
	2002	57	11,462	37,667	—	684
	2001	9	15,856	18,068	—	685
	2000	—	17,113	6,646	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Eck Worldwide Real	2009	—	—	—	—	—
Estate	2008	423	6,644	7,246	—	174
	2007	773	9,512	8,179	—	174
	2006	1,025	10,969	10,343	—	367
	2005	1,239	13,745	18,213	—	400
	2004	1,384	17,356	21,971	—	427
	2003	1,570	21,600	41,961	—	462
	2002	2,681	20,025	57,597	—	452
	2001	2,883	21,820	55,155	—	115
	2000	—	13,549	14,780	—	—
Van Kampen LIT Mid Cap	2009	43,606	31,216	142,073	49,365	23,433
Growth II (formerly	2008	41,128	44,181	113,252	—	10,550
Aggressive Growth II)	2007	53,038	67,994	140,279	—	12,774
	2006	54,202	77,185	164,480	—	14,045
	2005	62,547	85,459	271,294	—	14,146
	2004	69,227	71,764	314,712	—	14,252
	2003	73,066	70,669	371,641	671	14,105
	2002	64,311	31,774	—	791	16,043
	2001	48,320	15,247	—	890	15,263
	2000	3,385	—	—	—	—
Van Kampen LIT Comstock	2009	287,118	125,580	2,151,828	6,965	142,225
	2008	403,035	142,728	2,826,600	13,791	208,541
	2007	581,209	201,491	3,828,088	18,326	267,151
	2006	670,815	290,581	4,701,611	18,443	298,509
	2005	724,035	310,318	5,714,523	21,065	319,021
	2004	765,188	339,809	6,323,336	20,793	318,992
	2003	764,985	347,969	6,372,668	18,988	310,736
	2002	612,926	274,871	5,448,958	12,418	244,641
	2001	317,634	129,511	3,857,912	6,836	122,188
	2000	83,971	15,221	770,357	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Comstock II	2009	226,475	204,202	220,770	42,845	64,021
	2008	278,233	224,016	261,346	3,593	43,516
	2007	343,542	281,867	308,932	3,657	45,179
	2006	359,199	299,384	331,791	5,976	51,883
	2005	360,696	297,235	354,560	5,983	58,523
	2004	242,631	238,959	339,662	8,543	57,717
	2003	74,902	29,483	176,891	2,901	37,759
	2002	—	—	—	—	—
Van Kampen LIT Enterprise	2009	—	—	—	—	—
	2008	242,732	97,796	1,038,391	7,458	101,534
	2007	314,872	126,021	1,353,338	10,960	132,667
	2006	372,000	158,862	1,834,632	11,276	156,747
	2005	486,819	180,940	2,370,263	18,832	176,873
	2004	617,867	203,957	3,288,092	19,057	194,990
	2003	708,111	217,010	3,969,672	16,956	181,281
	2002	678,192	242,260	4,104,568	9,907	154,911
	2001	363,295	116,856	3,098,090	5,078	81,191
	2000	124,873	24,177	1,365,309	—	—
Van Kampen LIT Enterprise II	2009	—	—	—	—	—
	2008	49,262	59,272	64,682	574	17,536
	2007	55,513	66,377	77,365	2,620	17,284
	2006	62,828	77,266	90,447	7,846	20,690
	2005	68,205	85,851	99,483	7,847	27,455
	2004	54,016	65,451	103,377	8,444	32,618
	2003	23,909	9,426	58,914	2,808	25,476
	2002	—	—	—	—	—
Van Kampen LIT Global	2009	—	—	—	—	488
Tactical Asset Allocation —
Class II

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT	2009	124,702	439,185	468,380	67,160	78,716
Government II	2008	114,798	390,232	423,706	314	17,554
	2007	125,283	67,224	421,423	432	17,580
	2006	99,611	61,071	355,798	476	9,019
	2005	100,904	75,754	350,719	461	11,607
	2004	70,497	71,537	262,712	821	12,932
	2003	23,397	33,997	177,454	517	7,713
	2002	—	—	—	—	—
Van Kampen LIT	2009	359,778	181,743	2,531,406	9,076	178,731
Growth and Income	2008	480,649	222,153	3,276,563	11,054	266,653
	2007	642,011	330,987	4,391,231	21,425	324,818
	2006	736,075	441,694	5,365,079	21,557	367,408
	2005	799,624	495,877	6,408,792	23,785	398,073
	2004	841,731	556,101	7,433,141	23,449	430,142
	2003	857,382	604,687	7,960,237	22,256	410,613
	2002	687,815	499,029	7,032,481	17,589	299,640
	2001	354,821	217,735	4,708,671	8,294	138,633
	2000	104,687	54,056	1,072,397	—	—
Van Kampen LIT	2009	213,032	180,656	196,269	99,926	68,425
Growth and Income II	2008	247,740	211,221	244,070	8,182	32,162
	2007	273,306	168,715	282,862	1,855	30,774
	2006	262,280	176,929	306,029	4,599	34,668
	2005	244,408	179,397	316,729	4,599	34,351
	2004	185,512	157,392	308,130	6,276	34,364
	2003	65,959	37,501	177,067	1,941	22,995
	2002	—	—	—	—	—

LEGEND:

ROPDB w/o EEDB = Return of Purchase Payments Death Benefit without EEDB

OBP w/o EEDB 1 = Optional Benefit Package without EEDB (contracts purchased after January 4, 2004)

OBP w/o EEDB 2 = Optional Benefit Package without EEDB (contracts purchased before January 5, 2004)

ROPDB with EEDB = Return of Purchase Payments Death Benefit with EEDB

OBP with EEDB — Optional Benefit Package with EEDB

Sub-Account	Year Ended	ROPDB w/o EEDB	OBP w/o EEDB 1	OBP w/o EEDB 2	ROPDB With EEDB	OBP With EEDB
Van Kampen LIT Capital	2009	206,626	88,027	1,045,854	10,952	69,815
Growth (formerly Strategic	2008	276,864	122,925	1,323,921	10,051	102,989
Growth)	2007	345,753	146,817	1,737,981	16,834	126,402
	2006	424,027	245,769	2,293,829	16,848	150,280
	2005	492,090	287,941	2,945,180	21,472	177,602
	2004	570,993	318,768	3,848,357	21,498	217,720
	2003	621,636	366,269	4,701,806	21,496	232,385
	2002	606,957	327,279	4,945,429	15,070	212,608
	2001	486,834	234,684	5,026,914	12,158	151,585
	2000	151,480	115,339	2,624,094	—	—
Van Kampen LIT	2009	35,297	75,192	75,015	35,716	13,691
Capital Growth II (formerly	2008	40,850	75,704	98,376	3,489	12,301
Strategic Growth II)	2007	48,686	80,933	119,113	3,489	13,606
	2006	62,563	85,650	134,519	10,075	17,113
	2005	63,468	88,786	145,651	10,077	18,865
	2004	61,232	80,833	150,094	10,831	20,585
	2003	25,279	11,987	76,174	5,724	11,472
	2002	—	—	—	—	—
UIF Equity and Income II	2009	269,655	172,120	705,683	56,126	76,474
	2008	322,252	210,642	847,568	5,393	66,256
	2007	389,435	264,835	1,033,046	6,726	76,932
	2006	397,180	296,054	1,099,888	9,380	82,637
	2005	428,199	296,053	1,178,460	6,628	75,599
	2004	304,123	254,654	961,446	9,186	59,026
	2003	119,058	75,599	478,983	2,376	33,154
	2002	—	—	—	—	—
UIF Global Real Estate II	2009	3,781	1,972	7,259	28,405	6,137
	2008	2,597	1,897	511	—	—
	2007	—	—	—	—	—
UIF International Growth	2009	4,204	655	44,368	32,712	19,390
Equity II	2008	—	714	673	—	—
	2007	—	—	—	—	—
UIF US Mid Cap Value —	2009	—	—	—	—	241
Class II

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Investment Products Division, customer service center at the address shown on the cover.

Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity II.

__________________________________________________________________________________________________________________ Name

__________________________________________________________________________________________________________________ Address

__________________________________________________________________________________________________________________ City, State, Zip

__________________________________________________________________________________________________________________ Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY

P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVE VARIABLE ANNUITY II
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity II, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2010.

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS

Page
SAFEKEEPING OF ACCOUNT ASSETS	1

STATE REGULATION	1

RECORDS AND REPORTS	1

LEGAL MATTERS	1

EXPERTS	1

OTHER INFORMATION	2

FINANCIAL STATEMENTS	2

SAFEKEEPING OF ACCOUNT ASSETS

Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

LEGAL MATTERS

Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statement of assets and liabilities of Protective Variable Annuity Separate Account as of December 31, 2009 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2009 and 2008 included in this SAI, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The financial statements of Protective Life Insurance Company as of December 31, 2009, and 2008 and for each of the three years in the period ended December 31, 2009 included in this SAI, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

1

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street, N. E., Washington, D.C. 20549.

FINANCIAL STATEMENTS

The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2009 and the related statement of operations for the year then ended and the statement of changes in net assets for the years ended December 31, 2009 and 2008 as well as the Report of Independent Registered Public Accounting Firm are contained herein.

The audited consolidated balance sheets for Protective Life as of December 31, 2009 and 2008 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2009 as well as the Report of Independent Registered Public Accounting Firm are contained herein. Protective Life's financial statements should be considered only as bearing on its ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Protective Variable Annuity Separate Account.

Financial Statements follow this page.

2

All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the Protective Variable Annuity Separate Account
and Board of Directors of
Protective Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts as listed in Note 1 to such financial statements of the Protective Variable Annuity Separate Account (the "Separate Account") at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
April 23, 2010

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Assets
Investment in sub-accounts at fair value	$102,667	$66,625	$47,288
Receivable from Protective Life Insurance Company	—	17	3
Total Assets	102,667	66,642	47,291
Liabilities
Payable to Protective Life Insurance Company	2	—	—
Net Assets	$102,665	$66,642	$47,291
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value
Assets
Investment in sub-accounts at fair value	$42,568	$57,194	$15,137
Receivable from Protective Life Insurance Company	—	6	3
Total Assets	42,568	57,200	15,140
Liabilities
Payable to Protective Life Insurance Company	4	—	—
Net Assets	$42,564	$57,200	$15,140
	Goldman Sachs Capital Growth SC	Goldman Sachs Growth & Income SC	Goldman Sachs Strategic International Equity SC
Assets
Investment in sub-accounts at fair value	$8,455	$59,900	$47,605
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	8,455	59,900	47,605
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$8,455	$59,900	$47,605

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Assets
Investment in sub-accounts at fair value	$23,015	$610	$160
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	23,015	610	160
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$23,015	$610	$160
	Calvert Balanced	MFS Growth Series IC	MFS Research IC
Assets
Investment in sub-accounts at fair value	$2,500	$6,223	$9,739
Receivable from Protective Life Insurance Company	—	—	1
Total Assets	2,500	6,223	9,740
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,500	$6,223	$9,740
	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
Assets
Investment in sub-accounts at fair value	$13,402	$50,958	$3,135
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	13,402	50,958	3,135
Liabilities
Payable to Protective Life Insurance Company	—	6	—
Net Assets	$13,402	$50,952	$3,135

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC
Assets
Investment in sub-accounts at fair value	$7,500	$3,807	$4,395
Receivable from Protective Life Insurance Company	—	—	4
Total Assets	7,500	3,807	4,399
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$7,500	$3,807	$4,399
	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC
Assets
Investment in sub-accounts at fair value	$1,692	$4,690	$70,091
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	1,692	4,690	70,091
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,692	$4,690	$70,091
	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
Assets
Investment in sub-accounts at fair value	$18,647	$12,561	$59,428
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	18,647	12,561	59,428
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$18,647	$12,561	$59,428

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS VIT Research Bond SC	MFS VIT Value SC	Oppenheimer Money Fund/VA
Assets
Investment in sub-accounts at fair value	$5,135	$3,269	$39,705
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	5,135	3,269	39,705
Liabilities
Payable to Protective Life Insurance Company	—	—	4
Net Assets	$5,135	$3,269	$39,701
	Oppenheimer Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Assets
Investment in sub-accounts at fair value	$3,184	$14,414	$16,599
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	3,184	14,414	16,599
Liabilities
Payable to Protective Life Insurance Company	—	—	8
Net Assets	$3,184	$14,414	$16,591
	Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
Assets
Investment in sub-accounts at fair value	$31,925	$15,787	$1,808
Receivable from Protective Life Insurance Company	—	3	1
Total Assets	31,925	15,790	1,809
Liabilities
Payable to Protective Life Insurance Company	3	—	—
Net Assets	$31,922	$15,790	$1,809

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Assets
Investment in sub-accounts at fair value	$1,009	$33,235	$5,321
Receivable from Protective Life Insurance Company	—	2	—
Total Assets	1,009	33,237	5,321
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,009	$33,237	$5,321
	Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
Assets
Investment in sub-accounts at fair value	$103,014	$33,267	$2,444
Receivable from Protective Life Insurance Company	19	5	—
Total Assets	103,033	33,272	2,444
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$103,033	$33,272	$2,444
	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Capital Growth
Assets
Investment in sub-accounts at fair value	$493	$—	$9,270
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	493	—	9,270
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$493	$—	$9,270

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income
Assets
Investment in sub-accounts at fair value	$—	$57,196	$63,791
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	—	57,196	63,791
Liabilities
Payable to Protective Life Insurance Company	—	9	—
Net Assets	$—	$57,187	$63,791
	Van Kampen Mid-Cap Growth II	Van Kampen UIF Equity and Income II	Van Kampen Government Portfolio II
Assets
Investment in sub-accounts at fair value	$8,186	$102,696	$121,179
Receivable from Protective Life Insurance Company	—	3	—
Total Assets	8,186	102,699	121,179
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$8,186	$102,699	$121,179
	Van Kampen Capital Growth II	Van Kampen Enterprise II	Van Kampen Comstock II
Assets
Investment in sub-accounts at fair value	$4,993	$—	$97,943
Receivable from Protective Life Insurance Company	—	—	10
Total Assets	4,993	—	97,953
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$4,993	$—	$97,953

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Growth & Income II	Van Kampen LIT Global Tactical Asset Allocation II	Van Kampen UIF International Growth Equity II
Assets
Investment in sub-accounts at fair value	$81,924	$59	$5,061
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	81,924	59	5,061
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$81,924	$59	$5,061
	Van Kampen UIF Global Real Estate II	Van Kampen UIF US Mid Cap Value II	Lord Abbett Growth & Income
Assets
Investment in sub-accounts at fair value	$1,135	$4	$115,996
Receivable from Protective Life Insurance Company	—	—	3
Total Assets	1,135	4	115,999
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,135	$4	$115,999
	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value	Lord Abbett Growth Opportunities
Assets
Investment in sub-accounts at fair value	$145,482	$99,743	$28,263
Receivable from Protective Life Insurance Company	6	1	—
Total Assets	145,488	99,744	28,263
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$145,488	$99,744	$28,263

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett America's Value	Lord Abbett International	Lord Abbett Large Cap Core
Assets
Investment in sub-accounts at fair value	$53,743	$20,445	$4,229
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	53,743	20,445	4,229
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$53,743	$20,445	$4,229
	Lord Abbett Series All Value VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
Assets
Investment in sub-accounts at fair value	$1,497	$23,061	$2,619
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	1,497	23,061	2,619
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$1,497	$23,061	$2,619
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
Assets
Investment in sub-accounts at fair value	$70,514	$25,088	$8,765
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	70,514	25,088	8,765
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$70,514	$25,088	$8,765

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity Date SC2	Fidelity Freedom Fund - 2020 Maturity Date SC2
Assets
Investment in sub-accounts at fair value	$46,684	$662	$1,233
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	46,684	662	1,233
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$46,684	$662	$1,233
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
Assets
Investment in sub-accounts at fair value	$4,444	$106,124	$79,345
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	4,444	106,124	79,345
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$4,444	$106,124	$79,345
	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
Assets
Investment in sub-accounts at fair value	$6,493	$600	$75,432
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	6,493	600	75,432
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$6,493	$600	$75,432

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities Fund
Assets
Investment in sub-accounts at fair value	$40,712	$57,707	$31,626
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	40,712	57,707	31,626
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$40,712	$57,707	$31,626
	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Assets
Investment in sub-accounts at fair value	$108,713	$24,884	$488
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	108,713	24,884	488
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$108,713	$24,884	$488
	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Govt Advisor	PIMCO VIT Low Duration Advisor
Assets
Investment in sub-accounts at fair value	$79	$117	$539
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	79	117	539
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$79	$117	$539

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
Year Ended December 31, 2009
(in thousands)

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
Assets
Investment in sub-accounts at fair value	$2,065	$361	$9,506
Receivable from Protective Life Insurance Company	—	—	—
Total Assets	2,065	361	9,506
Liabilities
Payable to Protective Life Insurance Company	—	—	—
Net Assets	$2,065	$361	$9,506

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Assets
Investment in sub-accounts at fair value	$318	$1,466
Receivable from Protective Life Insurance Company	—	—
Total Assets	318	1,466
Liabilities
Payable to Protective Life Insurance Company	—	—
Net Assets	$318	$1,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
Investment Income
Dividends	$1,641	$1,110	$882
Expense
Mortality and expense risk and administrative charges	1,114	665	599
Net investment income (loss)	527	445	283
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(1,317)	128	(1,769)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(1,317)	128	(1,769)
Net unrealized appreciation (depreciation) on investments during the period	15,740	14,610	9,421
Net realized and unrealized gain (loss) on investments	14,423	14,738	7,652
Net Increase (Decrease) in Net Assets resulting from Operations	$14,950	$15,183	$7,935
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value
Investment Income
Dividends	$439	$227	$239
Expense
Mortality and expense risk and administrative charges	451	583	127
Net investment income (loss)	(12)	(356)	112
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(4,362)	193	(1,614)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(4,362)	193	(1,614)
Net unrealized appreciation (depreciation) on investments during the period	13,383	19,999	5,270
Net realized and unrealized gain (loss) on investments	9,021	20,192	3,656
Net Increase (Decrease) in Net Assets resulting from Operations	$9,009	$19,836	$3,768

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Capital Growth SC	Goldman Sachs Growth & Income SC	Goldman Sachs Strategic International Equity SC
Investment Income
Dividends	$15	$877	$691
Expense
Mortality and expense risk and administrative charges	37	319	270
Net investment income (loss)	(22)	558	421
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	16	20	115
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	16	20	115
Net unrealized appreciation (depreciation) on investments during the period	1,679	9,230	9,743
Net realized and unrealized gain (loss) on investments	1,695	9,250	9,858
Net Increase (Decrease) in Net Assets resulting from Operations	$1,673	$9,808	$10,279
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Investment Income
Dividends	$201	$10	$—
Expense
Mortality and expense risk and administrative charges	126	3	—
Net investment income (loss)	75	7	—
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	18	—	—
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	18	—	—
Net unrealized appreciation (depreciation) on investments during the period	5,213	51	2
Net realized and unrealized gain (loss) on investments	5,231	51	2
Net Increase (Decrease) in Net Assets resulting from Operations	$5,306	$58	$2

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Calvert Balanced	MFS Growth Series IC	MFS Research IC
Investment Income
Dividends	$49	$19	$144
Expense
Mortality and expense risk and administrative charges	33	81	130
Net investment income (loss)	16	(62)	14
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(159)	(376)	(641)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(159)	(376)	(641)
Net unrealized appreciation (depreciation) on investments during the period	650	2,230	2,975
Net realized and unrealized gain (loss) on investments	491	1,854	2,334
Net Increase (Decrease) in Net Assets resulting from Operations	$507	$1,792	$2,348
	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
Investment Income
Dividends	$228	$2,016	$—
Expense
Mortality and expense risk and administrative charges	178	651	35
Net investment income (loss)	50	1,365	(35)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(783)	(1,315)	(279)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(783)	(1,315)	(279)
Net unrealized appreciation (depreciation) on investments during the period	3,654	7,484	1,511
Net realized and unrealized gain (loss) on investments	2,871	6,169	1,232
Net Increase (Decrease) in Net Assets resulting from Operations	$2,921	$7,534	$1,197

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC
Investment Income
Dividends	$379	$25	$—
Expense
Mortality and expense risk and administrative charges	99	46	21
Net investment income (loss)	280	(21)	(21)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(405)	(520)	(10)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(405)	(520)	(10)
Net unrealized appreciation (depreciation) on investments during the period	2,071	1,618	742
Net realized and unrealized gain (loss) on investments	1,666	1,098	732
Net Increase (Decrease) in Net Assets resulting from Operations	$1,946	$1,077	$711
	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC
Investment Income
Dividends	$13	$24	$1,761
Expense
Mortality and expense risk and administrative charges	12	24	502
Net investment income (loss)	1	—	1,259
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	9	(33)	(555)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	9	(33)	(555)
Net unrealized appreciation (depreciation) on investments during the period	320	593	8,374
Net realized and unrealized gain (loss) on investments	329	560	7,819
Net Increase (Decrease) in Net Assets resulting from Operations	$330	$560	$9,078

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
Investment Income
Dividends	$—	$331	$170
Expense
Mortality and expense risk and administrative charges	106	83	356
Net investment income (loss)	(106)	248	(186)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	99	(338)	125
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	99	(338)	125
Net unrealized appreciation (depreciation) on investments during the period	6,376	2,445	15,346
Net realized and unrealized gain (loss) on investments	6,475	2,107	15,471
Net Increase (Decrease) in Net Assets resulting from Operations	$6,369	$2,355	$15,285
	MFS VIT Research Bond SC	MFS VIT Value SC	Oppenheimer Money Fund/VA
Investment Income
Dividends	$—	$—	$157
Expense
Mortality and expense risk and administrative charges	4	3	525
Net investment income (loss)	(4)	(3)	(368)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	—	—
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	—	—	—
Net unrealized appreciation (depreciation) on investments during the period	(4)	39	6
Net realized and unrealized gain (loss) on investments	(4)	39	6
Net Increase (Decrease) in Net Assets resulting from Operations	$(8)	$36	$(362)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
Investment Income
Dividends	$—	$46	$321
Expense
Mortality and expense risk and administrative charges	41	180	213
Net investment income (loss)	(41)	(134)	108
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(615)	(1,374)	(1,344)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(615)	(1,374)	(1,344)
Net unrealized appreciation (depreciation) on investments during the period	1,432	6,308	4,897
Net realized and unrealized gain (loss) on investments	817	4,934	3,553
Net Increase (Decrease) in Net Assets resulting from Operations	$776	$4,800	$3,661
	Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
Investment Income
Dividends	$181	$352	$—
Expense
Mortality and expense risk and administrative charges	441	190	22
Net investment income (loss)	(260)	162	(22)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(71)	(1,072)	(496)
Capital gain distribution	27	336	—
Net realized gain (loss) on investments	(44)	(736)	(496)
Net unrealized appreciation (depreciation) on investments during the period	5,380	5,260	906
Net realized and unrealized gain (loss) on investments	5,336	4,524	410
Net Increase (Decrease) in Net Assets resulting from Operations	$5,076	$4,686	$388

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
Investment Income
Dividends	$—	$1	$54
Expense
Mortality and expense risk and administrative charges	6	198	41
Net investment income (loss)	(6)	(197)	13
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(33)	1	(76)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(33)	1	(76)
Net unrealized appreciation (depreciation) on investments during the period	227	9,240	964
Net realized and unrealized gain (loss) on investments	194	9,241	888
Net Increase (Decrease) in Net Assets resulting from Operations	$188	$9,044	$901
	Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
Investment Income
Dividends	$126	$424	$—
Expense
Mortality and expense risk and administrative charges	616	200	17
Net investment income (loss)	(490)	224	(17)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(65)	(278)	(218)
Capital gain distribution	40	470	—
Net realized gain (loss) on investments	(25)	192	(218)
Net unrealized appreciation (depreciation) on investments during the period	12,442	7,138	659
Net realized and unrealized gain (loss) on investments	12,417	7,330	441
Net Increase (Decrease) in Net Assets resulting from Operations	$11,927	$7,554	$424

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Capital Growth
Investment Income
Dividends	$1	$—	$9
Expense
Mortality and expense risk and administrative charges	7	3	102
Net investment income (loss)	(6)	(3)	(93)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	6	(62)	(1,314)
Capital gain distribution	2	—	—
Net realized gain (loss) on investments	8	(62)	(1,314)
Net unrealized appreciation (depreciation) on investments during the period	175	139	5,477
Net realized and unrealized gain (loss) on investments	183	77	4,163
Net Increase (Decrease) in Net Assets resulting from Operations	$177	$74	$4,070
	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income
Investment Income
Dividends	$73	$2,606	$2,499
Expense
Mortality and expense risk and administrative charges	25	657	739
Net investment income (loss)	48	1,949	1,760
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(8,181)	(3,535)	(1,226)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(8,181)	(3,535)	(1,226)
Net unrealized appreciation (depreciation) on investments during the period	7,978	14,070	11,359
Net realized and unrealized gain (loss) on investments	(203)	10,535	10,133
Net Increase (Decrease) in Net Assets resulting from Operations	$(155)	$12,484	$11,893

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Mid-Cap Growth II	Van Kampen UIF Equity and Income II	Van Kampen Government Portfolio II
Investment Income
Dividends	$—	$2,468	$6,015
Expense
Mortality and expense risk and administrative charges	45	799	847
Net investment income (loss)	(45)	1,669	5,168
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(60)	(701)	(53)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(60)	(701)	(53)
Net unrealized appreciation (depreciation) on investments during the period	1,889	16,664	(4,824)
Net realized and unrealized gain (loss) on investments	1,829	15,963	(4,877)
Net Increase (Decrease) in Net Assets resulting from Operations	$1,784	$17,632	$291
Van Kampen	Capital Growth II	Van Kampen Enterprise II	Van Kampen Comstock II
Investment Income
Dividends	$—	$19	$3,489
Expense
Mortality and expense risk and administrative charges	37	8	703
Net investment income (loss)	(37)	11	2,786
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(79)	(1,118)	(3,360)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(79)	(1,118)	(3,360)
Net unrealized appreciation (depreciation) on investments during the period	2,012	1,031	20,825
Net realized and unrealized gain (loss) on investments	1,933	(87)	17,465
Net Increase (Decrease) in Net Assets resulting from Operations	$1,896	$(76)	$20,251

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Growth & Income II	Van Kampen LIT Global Tactical Asset Allocation II	Van Kampen UIF International Growth Equity II
Investment Income
Dividends	$2,245	$—	$11
Expense
Mortality and expense risk and administrative charges	541	—	19
Net investment income (loss)	1,704	—	(8)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(987)	—	(3)
Capital gain distribution	—	1	—
Net realized gain (loss) on investments	(987)	1	(3)
Net unrealized appreciation (depreciation) on investments during the period	13,634	(1)	631
Net realized and unrealized gain (loss) on investments	12,647	—	628
Net Increase (Decrease) in Net Assets resulting from Operations	$14,351	$—	$620
	Van Kampen UIF Global Real Estate II	Van Kampen UIF US Mid Cap Value II	Lord Abbett Growth & Income
Investment Income
Dividends	$—	$—	$1,046
Expense
Mortality and expense risk and administrative charges	5	—	1,060
Net investment income (loss)	(5)	—	(14)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1	—	(5,942)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	1	—	(5,942)
Net unrealized appreciation (depreciation) on investments during the period	163	—	22,372
Net realized and unrealized gain (loss) on investments	164	—	16,430
Net Increase (Decrease) in Net Assets resulting from Operations	$159	$—	$16,416

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value	Lord Abbett Growth Opportunities
Investment Income
Dividends	$8,426	$434	$—
Expense
Mortality and expense risk and administrative charges	1,142	828	182
Net investment income (loss)	7,284	(394)	(182)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	715	(3,291)	(97)
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	715	(3,291)	(97)
Net unrealized appreciation (depreciation) on investments during the period	22,739	24,094	8,468
Net realized and unrealized gain (loss) on investments	23,454	20,803	8,371
Net Increase (Decrease) in Net Assets resulting from Operations	$30,738	$20,409	$8,189
	Lord Abbett America's Value	Lord Abbett International	Lord Abbett Large Cap Core
Investment Income
Dividends	$1,686	$269	$29
Expense
Mortality and expense risk and administrative charges	421	116	22
Net investment income (loss)	1,265	153	7
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(390)	118	3
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(390)	118	3
Net unrealized appreciation (depreciation) on investments during the period	8,741	5,784	538
Net realized and unrealized gain (loss) on investments	8,351	5,902	541
Net Increase (Decrease) in Net Assets resulting from Operations	$9,616	$6,055	$548

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Series All Value VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
Investment Income
Dividends	$2	$458	$4
Expense
Mortality and expense risk and administrative charges	1	159	19
Net investment income (loss)	1	299	(15)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	176	(121)
Capital gain distribution	—	334	2
Net realized gain (loss) on investments	—	510	(119)
Net unrealized appreciation (depreciation) on investments during the period	25	3,705	615
Net realized and unrealized gain (loss) on investments	25	4,215	496
Net Increase (Decrease) in Net Assets resulting from Operations	$26	$4,514	$481
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
Investment Income
Dividends	$687	$92	$154
Expense
Mortality and expense risk and administrative charges	458	148	51
Net investment income (loss)	229	(56)	103
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(254)	(134)	7
Capital gain distribution	17	112	—
Net realized gain (loss) on investments	(237)	(22)	7
Net unrealized appreciation (depreciation) on investments during the period	16,283	5,204	1,375
Net realized and unrealized gain (loss) on investments	16,046	5,182	1,382
Net Increase (Decrease) in Net Assets resulting from Operations	$16,275	$5,126	$1,485

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity Date SC2	Fidelity Freedom Fund - 2020 Maturity Date SC2
Investment Income
Dividends	$2,321	$21	$38
Expense
Mortality and expense risk and administrative charges	275	5	7
Net investment income (loss)	2,046	16	31
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	75	5	27
Capital gain distribution	137	5	8
Net realized gain (loss) on investments	212	10	35
Net unrealized appreciation (depreciation) on investments during the period	1,011	65	79
Net realized and unrealized gain (loss) on investments	1,223	75	114
Net Increase (Decrease) in Net Assets resulting from Operations	$3,269	$91	$145
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
Investment Income
Dividends	$—	$6,437	$711
Expense
Mortality and expense risk and administrative charges	23	693	445
Net investment income (loss)	(23)	5,744	266
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	1	(163)	3
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	1	(163)	3
Net unrealized appreciation (depreciation) on investments during the period	841	19,439	10,215
Net realized and unrealized gain (loss) on investments	842	19,276	10,218
Net Increase (Decrease) in Net Assets resulting from Operations	$819	$25,020	$10,484

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
Investment Income
Dividends	$—	$—	$1,631
Expense
Mortality and expense risk and administrative charges	37	1	448
Net investment income (loss)	(37)	(1)	1,183
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(33)	—	34
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(33)	—	34
Net unrealized appreciation (depreciation) on investments during the period	1,472	11	(425)
Net realized and unrealized gain (loss) on investments	1,439	11	(391)
Net Increase (Decrease) in Net Assets resulting from Operations	$1,402	$10	$792
	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities Fund
Investment Income
Dividends	$973	$1,121	$2,687
Expense
Mortality and expense risk and administrative charges	257	361	191
Net investment income (loss)	716	760	2,496
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(231)	(116)	67
Capital gain distribution	—	1,383	—
Net realized gain (loss) on investments	(231)	1,267	67
Net unrealized appreciation (depreciation) on investments during the period	8,276	12,093	738
Net realized and unrealized gain (loss) on investments	8,045	13,360	805
Net Increase (Decrease) in Net Assets resulting from Operations	$8,761	$14,120	$3,301

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
Investment Income
Dividends	$1,524	$443	$—
Expense
Mortality and expense risk and administrative charges	632	90	—
Net investment income (loss)	892	353	—
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	(325)	3	—
Capital gain distribution	—	—	—
Net realized gain (loss) on investments	(325)	3	—
Net unrealized appreciation (depreciation) on investments during the period	17,713	2,248	11
Net realized and unrealized gain (loss) on investments	17,388	2,251	11
Net Increase (Decrease) in Net Assets resulting from Operations	$18,280	$2,604	$11
	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Govt Advisor	PIMCO VIT Low Duration Advisor
Investment Income
Dividends	$—	$—	$1
Expense
Mortality and expense risk and administrative charges	—	—	—
Net investment income (loss)	—	—	1
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	—	—
Capital gain distribution	—	8	14
Net realized gain (loss) on investments	—	8	14
Net unrealized appreciation (depreciation) on investments during the period	3	(14)	(16)
Net realized and unrealized gain (loss) on investments	3	(6)	(2)
Net Increase (Decrease) in Net Assets resulting from Operations	$3	$(6)	$(1)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
Investment Income
Dividends	$2	$—	$17
Expense
Mortality and expense risk and administrative charges	2	—	7
Net investment income (loss)	—	—	10
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	—	—
Capital gain distribution	43	2	166
Net realized gain (loss) on investments	43	2	166
Net unrealized appreciation (depreciation) on investments during the period	(56)	(2)	(221)
Net realized and unrealized gain (loss) on investments	(13)	—	(55)
Net Increase (Decrease) in Net Assets resulting from Operations	$(13)	$—	$(45)

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Investment Income
Dividends	$—	$—
Expense
Mortality and expense risk and administrative charges	—	1
Net investment income (loss)	—	(1)
Net Realized and Unrealized Gains on Investments
Net realized gain (loss) from redemption of investment shares	—	—
Capital gain distribution	—	—
Net realized gain (loss) on investments	—	—
Net unrealized appreciation (depreciation) on investments during the period	11	40
Net realized and unrealized gain (loss) on investments	11	40
Net Increase (Decrease) in Net Assets resulting from Operations	$11	$39

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$527	$445	$283
Net realized gain (loss) on investments	(1,317)	128	(1,769)
Net unrealized appreciation (depreciation) of investments during the period	15,740	14,610	9,421
Net increase (decrease) in net assets resulting from operations	14,950	15,183	7,935
From Variable Annuity Contract Transactions
Contractowners' net payments	651	333	214
Contract maintenance fees	(239)	(281)	(60)
Surrenders	(11,271)	(5,356)	(5,780)
Death benefits	(2,651)	(1,158)	(1,490)
Transfer (to) from other portfolios	(3,401)	(2,910)	(3,927)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(16,911)	(9,372)	(11,043)
Total increase (decrease) in net assets	(1,961)	5,811	(3,108)
Net Assets
Beginning of Year	104,626	60,831	50,399
End of Year	$102,665	$66,642	$47,291
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(12)	$(356)	$112
Net realized gain (loss) on investments	(4,362)	193	(1,614)
Net unrealized appreciation (depreciation) of investments during the period	13,383	19,999	5,270
Net increase (decrease) in net assets resulting from operations	9,009	19,836	3,768
From Variable Annuity Contract Transactions
Contractowners' net payments	217	263	29
Contract maintenance fees	(119)	(143)	(34)
Surrenders	(3,883)	(5,685)	(1,701)
Death benefits	(642)	(1,033)	(135)
Transfer (to) from other portfolios	(2,320)	(3,981)	(451)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(6,747)	(10,579)	(2,292)
Total increase (decrease) in net assets	2,262	9,257	1,476
Net Assets
Beginning of Year	40,302	47,943	13,664
End of Year	$42,564	$57,200	$15,140

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Goldman Sachs Capital Growth SC	Goldman Sachs Growth & Income SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(22)	$558	$421
Net realized gain (loss) on investments	16	20	115
Net unrealized appreciation (depreciation) of investments during the period	1,679	9,230	9,743
Net increase (decrease) in net assets resulting from operations	1,673	9,808	10,279
From Variable Annuity Contract Transactions
Contractowners' net payments	3,133	8,667	6,013
Contract maintenance fees	(15)	(386)	(335)
Surrenders	(117)	(1,116)	(996)
Death benefits	(42)	(197)	(177)
Transfer (to) from other portfolios	2,498	27,378	19,362
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,457	34,346	23,867
Total increase (decrease) in net assets	7,130	44,154	34,146
Net Assets
Beginning of Year	1,325	15,746	13,459
End of Year	$8,455	$59,900	$47,605
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
From Operations
Net investment income (loss)	$75	$7	$—
Net realized gain (loss) on investments	18	—	—
Net unrealized appreciation (depreciation) of investments during the period	5,213	51	2
Net increase (decrease) in net assets resulting from operations	5,306	58	2
From Variable Annuity Contract Transactions
Contractowners' net payments	2,855	323	54
Contract maintenance fees	(154)	(2)	—
Surrenders	(402)	—	—
Death benefits	(80)	—	—
Transfer (to) from other portfolios	9,069	215	104
Net increase (decrease) in net assets resulting from variable annuity contract transactions	11,288	536	158
Total increase (decrease) in net assets	16,594	594	160
Net Assets
Beginning of Year	6,421	16	—
End of Year	$23,015	$610	$160

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Calvert Balanced	MFS Growth Series IC	MFS Research IC
From Operations
Net investment income (loss)	$16	$(62)	$14
Net realized gain (loss) on investments	(159)	(376)	(641)
Net unrealized appreciation (depreciation) of investments during the period	650	2,230	2,975
Net increase (decrease) in net assets resulting from operations	507	1,792	2,348
From Variable Annuity Contract Transactions
Contractowners' net payments	6	44	75
Contract maintenance fees	(2)	(8)	(11)
Surrenders	(222)	(744)	(1,861)
Death benefits	(42)	(91)	(260)
Transfer (to) from other portfolios	(119)	(545)	(619)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(379)	(1,344)	(2,676)
Total increase (decrease) in net assets	128	448	(328)
Net Assets
Beginning of Year	2,372	5,775	10,068
End of Year	$2,500	$6,223	$9,740
	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
From Operations
Net investment income (loss)	$50	$1,365	$(35)
Net realized gain (loss) on investments	(783)	(1,315)	(279)
Net unrealized appreciation (depreciation) of investments during the period	3,654	7,484	1,511
Net increase (decrease) in net assets resulting from operations	2,921	7,534	1,197
From Variable Annuity Contract Transactions
Contractowners' net payments	76	495	9
Contract maintenance fees	(12)	(30)	(3)
Surrenders	(1,963)	(7,994)	(296)
Death benefits	(474)	(1,603)	(31)
Transfer (to) from other portfolios	(1,157)	(2,697)	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,530)	(11,829)	(321)
Total increase (decrease) in net assets	(609)	(4,295)	876
Net Assets
Beginning of Year	14,011	55,247	2,259
End of Year	$13,402	$50,952	$3,135

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC
From Operations
Net investment income (loss)	$280	$(21)	$(21)
Net realized gain (loss) on investments	(405)	(520)	(10)
Net unrealized appreciation (depreciation) of investments during the period	2,071	1,618	742
Net increase (decrease) in net assets resulting from operations	1,946	1,077	711
From Variable Annuity Contract Transactions
Contractowners' net payments	21	16	1,679
Contract maintenance fees	(4)	(3)	(8)
Surrenders	(1,525)	(417)	(219)
Death benefits	(205)	(151)	1
Transfer (to) from other portfolios	(519)	(164)	1,151
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(2,232)	(719)	2,604
Total increase (decrease) in net assets	(286)	358	3,315
Net Assets
Beginning of Year	7,786	3,449	1,084
End of Year	$7,500	$3,807	$4,399
	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC
From Operations
Net investment income (loss)	$1	$—	$1,259
Net realized gain (loss) on investments	9	(33)	(555)
Net unrealized appreciation (depreciation) of investments during the period	320	593	8,374
Net increase (decrease) in net assets resulting from operations	330	560	9,078
From Variable Annuity Contract Transactions
Contractowners' net payments	287	1,894	8,071
Contract maintenance fees	(4)	(10)	(168)
Surrenders	(39)	(163)	(4,176)
Death benefits	(12)	(6)	(698)
Transfer (to) from other portfolios	162	663	7,724
Net increase (decrease) in net assets resulting from variable annuity contract transactions	394	2,378	10,753
Total increase (decrease) in net assets	724	2,938	19,831
Net Assets
Beginning of Year	968	1,752	50,260
End of Year	$1,692	$4,690	$70,091

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC
From Operations
Net investment income (loss)	$(106)	$248	$(186)
Net realized gain (loss) on investments	99	(338)	125
Net unrealized appreciation (depreciation) of investments during the period	6,376	2,445	15,346
Net increase (decrease) in net assets resulting from operations	6,369	2,355	15,285
From Variable Annuity Contract Transactions
Contractowners' net payments	3,104	3,171	5,367
Contract maintenance fees	(112)	(30)	(432)
Surrenders	(497)	(500)	(1,641)
Death benefits	(52)	(43)	(296)
Transfer (to) from other portfolios	4,637	1,119	16,313
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,080	3,717	19,311
Total increase (decrease) in net assets	13,449	6,072	34,596
Net Assets
Beginning of Year	5,198	6,489	24,832
End of Year	$18,647	$12,561	$59,428
	MFS VIT Research Bond SC	MFS VIT Value SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$(4)	$(3)	$(368)
Net realized gain (loss) on investments	—	—	—
Net unrealized appreciation (depreciation) of investments during the period	(4)	39	6
Net increase (decrease) in net assets resulting from operations	(8)	36	(362)
From Variable Annuity Contract Transactions
Contractowners' net payments	4,238	2,759	6,025
Contract maintenance fees	(2)	(1)	(85)
Surrenders	(41)	(14)	(27,220)
Death benefits	—	—	(1,454)
Transfer (to) from other portfolios	948	489	13,905
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,143	3,233	(8,829)
Total increase (decrease) in net assets	5,135	3,269	(9,191)
Net Assets
Beginning of Year	—	—	48,892
End of Year	$5,135	$3,269	$39,701

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(41)	$(134)	$108
Net realized gain (loss) on investments	(615)	(1,374)	(1,344)
Net unrealized appreciation (depreciation) of investments during the period	1,432	6,308	4,897
Net increase (decrease) in net assets resulting from operations	776	4,800	3,661
From Variable Annuity Contract Transactions
Contractowners' net payments	22	56	94
Contract maintenance fees	(5)	(14)	(14)
Surrenders	(372)	(2,263)	(2,307)
Death benefits	(38)	(269)	(383)
Transfer (to) from other portfolios	(160)	(1,219)	(934)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(553)	(3,709)	(3,544)
Total increase (decrease) in net assets	223	1,091	117
Net Assets
Beginning of Year	2,961	13,323	16,474
End of Year	$3,184	$14,414	$16,591
	Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$(260)	$162	$(22)
Net realized gain (loss) on investments	(44)	(736)	(496)
Net unrealized appreciation (depreciation) of investments during the period	5,380	5,260	906
Net increase (decrease) in net assets resulting from operations	5,076	4,686	388
From Variable Annuity Contract Transactions
Contractowners' net payments	60	55	6
Contract maintenance fees	(23)	(9)	(1)
Surrenders	(6,266)	(2,202)	(315)
Death benefits	(1,057)	(337)	(67)
Transfer (to) from other portfolios	(1,182)	(1,478)	259
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8,468)	(3,971)	(118)
Total increase (decrease) in net assets	(3,392)	715	270
Net Assets
Beginning of Year	35,314	15,075	1,539
End of Year	$31,922	$15,790	$1,809

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(6)	$(197)	$13
Net realized gain (loss) on investments	(33)	1	(76)
Net unrealized appreciation (depreciation) of investments during the period	227	9,240	964
Net increase (decrease) in net assets resulting from operations	188	9,044	901
From Variable Annuity Contract Transactions
Contractowners' net payments	268	3,206	966
Contract maintenance fees	(3)	(200)	(13)
Surrenders	(39)	(962)	(240)
Death benefits	(1)	(207)	(11)
Transfer (to) from other portfolios	85	10,420	579
Net increase (decrease) in net assets resulting from variable annuity contract transactions	310	12,257	1,281
Total increase (decrease) in net assets	498	21,301	2,182
Net Assets
Beginning of Year	511	11,936	3,139
End of Year	$1,009	$33,237	$5,321
	Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$(490)	$224	$(17)
Net realized gain (loss) on investments	(25)	192	(218)
Net unrealized appreciation (depreciation) of investments during the period	12,442	7,138	659
Net increase (decrease) in net assets resulting from operations	11,927	7,554	424
From Variable Annuity Contract Transactions
Contractowners' net payments	20,490	6,430	353
Contract maintenance fees	(539)	(88)	(5)
Surrenders	(3,926)	(1,769)	(196)
Death benefits	(488)	(260)	(26)
Transfer (to) from other portfolios	31,442	1,280	631
Net increase (decrease) in net assets resulting from variable annuity contract transactions	46,979	5,593	757
Total increase (decrease) in net assets	58,906	13,147	1,181
Net Assets
Beginning of Year	44,127	20,125	1,263
End of Year	$103,033	$33,272	$2,444

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Capital Growth
From Operations
Net investment income (loss)	$(6)	$(3)	$(93)
Net realized gain (loss) on investments	8	(62)	(1,314)
Net unrealized appreciation (depreciation) of investments during the period	175	139	5,477
Net increase (decrease) in net assets resulting from operations	177	74	4,070
From Variable Annuity Contract Transactions
Contractowners' net payments	—	—	52
Contract maintenance fees	—	—	(6)
Surrenders	(8)	(46)	(1,455)
Death benefits	—	(24)	(187)
Transfer (to) from other portfolios	9	(231)	(334)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1	(301)	(1,930)
Total increase (decrease) in net assets	178	(227)	2,140
Net Assets
Beginning of Year	315	227	7,130
End of Year	$493	$—	$9,270
	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income
From Operations
Net investment income (loss)	$48	$1,949	$1,760
Net realized gain (loss) on investments	(8,181)	(3,535)	(1,226)
Net unrealized appreciation (depreciation) of investments during the period	7,978	14,070	11,359
Net increase (decrease) in net assets resulting from operations	(155)	12,484	11,893
From Variable Annuity Contract Transactions
Contractowners' net payments	36	198	224
Contract maintenance fees	(2)	(34)	(35)
Surrenders	(323)	(9,059)	(9,330)
Death benefits	(133)	(1,330)	(1,618)
Transfer (to) from other portfolios	(7,456)	(3,663)	(4,175)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(7,878)	(13,888)	(14,934)
Total increase (decrease) in net assets	(8,033)	(1,404)	(3,041)
Net Assets
Beginning of Year	8,033	58,591	66,832
End of Year	$—	$57,187	$63,791

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Mid-Cap Growth II	Van Kampen UIF Equity and Income II	Van Kampen Government Portfolio II
From Operations
Net investment income (loss)	$(45)	$1,669	$5,168
Net realized gain (loss) on investments	(60)	(701)	(53)
Net unrealized appreciation (depreciation) of investments during the period	1,889	16,664	(4,824)
Net increase (decrease) in net assets resulting from operations	1,784	17,632	291
From Variable Annuity Contract Transactions
Contractowners' net payments	2,693	5,819	11,253
Contract maintenance fees	(13)	(234)	(686)
Surrenders	(222)	(7,047)	(5,993)
Death benefits	(30)	(1,331)	(963)
Transfer (to) from other portfolios	1,332	3,816	40,495
Net increase (decrease) in net assets resulting from variable annuity contract transactions	3,760	1,023	44,106
Total increase (decrease) in net assets	5,544	18,655	44,397
Net Assets
Beginning of Year	2,642	84,044	76,782
End of Year	$8,186	$102,699	$121,179
	Van Kampen Capital Growth II	Van Kampen Enterprise II	Van Kampen Comstock II
From Operations
Net investment income (loss)	$(37)	$11	$2,786
Net realized gain (loss) on investments	(79)	(1,118)	(3,360)
Net unrealized appreciation (depreciation) of investments during the period	2,012	1,031	20,825
Net increase (decrease) in net assets resulting from operations	1,896	(76)	20,251
From Variable Annuity Contract Transactions
Contractowners' net payments	539	30	6,176
Contract maintenance fees	(9)	(2)	(277)
Surrenders	(381)	(83)	(5,963)
Death benefits	(48)	(21)	(1,246)
Transfer (to) from other portfolios	69	(3,050)	933
Net increase (decrease) in net assets resulting from variable annuity contract transactions	170	(3,126)	(377)
Total increase (decrease) in net assets	2,066	(3,202)	19,874
Net Assets
Beginning of Year	2,927	3,202	78,079
End of Year	$4,993	$—	$97,953

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Van Kampen Growth & Income II	Van Kampen LIT Global Tactical Asset Allocation II	Van Kampen UIF International Growth Equity II
From Operations
Net investment income (loss)	$1,704	$—	$(8)
Net realized gain (loss) on investments	(987)	1	(3)
Net unrealized appreciation (depreciation) of investments during the period	13,634	(1)	631
Net increase (decrease) in net assets resulting from operations	14,351	—	620
From Variable Annuity Contract Transactions
Contractowners' net payments	9,730	42	1,945
Contract maintenance fees	(315)	—	(7)
Surrenders	(3,897)	—	(92)
Death benefits	(906)	—	—
Transfer (to) from other portfolios	8,594	17	2,350
Net increase (decrease) in net assets resulting from variable annuity contract transactions	13,206	59	4,196
Total increase (decrease) in net assets	27,557	59	4,816
Net Assets
Beginning of Year	54,367	—	245
End of Year	$81,924	$59	$5,061
	Van Kampen UIF Global Real Estate II	Van Kampen UIF US Mid Cap Value II	Lord Abbett Growth & Income
From Operations
Net investment income (loss)	$(5)	$—	$(14)
Net realized gain (loss) on investments	1	—	(5,942)
Net unrealized appreciation (depreciation) of investments during the period	163	—	22,372
Net increase (decrease) in net assets resulting from operations	159	—	16,416
From Variable Annuity Contract Transactions
Contractowners' net payments	579	—	5,904
Contract maintenance fees	(2)	—	(233)
Surrenders	(11)	—	(10,625)
Death benefits	—	—	(2,478)
Transfer (to) from other portfolios	296	4	(2,203)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	862	4	(9,635)
Total increase (decrease) in net assets	1,021	4	6,781
Net Assets
Beginning of Year	114	—	109,218
End of Year	$1,135	$4	$115,999

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value	Lord Abbett Growth Opportunities
From Operations
Net investment income (loss)	$7,284	$(394)	$(182)
Net realized gain (loss) on investments	715	(3,291)	(97)
Net unrealized appreciation (depreciation) of investments during the period	22,739	24,094	8,468
Net increase (decrease) in net assets resulting from operations	30,738	20,409	8,189
From Variable Annuity Contract Transactions
Contractowners' net payments	20,750	3,414	2,643
Contract maintenance fees	(294)	(323)	(135)
Surrenders	(11,543)	(7,738)	(1,407)
Death benefits	(2,059)	(1,411)	(260)
Transfer (to) from other portfolios	19,905	2,205	5,780
Net increase (decrease) in net assets resulting from variable annuity contract transactions	26,759	(3,853)	6,621
Total increase (decrease) in net assets	57,497	16,556	14,810
Net Assets
Beginning of Year	87,991	83,188	13,453
End of Year	$145,488	$99,744	$28,263
	Lord Abbett America's Value	Lord Abbett International	Lord Abbett Large Cap Core
From Operations
Net investment income (loss)	$1,265	$153	$7
Net realized gain (loss) on investments	(390)	118	3
Net unrealized appreciation (depreciation) of investments during the period	8,741	5,784	538
Net increase (decrease) in net assets resulting from operations	9,616	6,055	548
From Variable Annuity Contract Transactions
Contractowners' net payments	2,267	2,934	1,921
Contract maintenance fees	(148)	(138)	(10)
Surrenders	(3,770)	(435)	(104)
Death benefits	(920)	(65)	(7)
Transfer (to) from other portfolios	977	6,550	1,368
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,594)	8,846	3,168
Total increase (decrease) in net assets	8,022	14,901	3,716
Net Assets
Beginning of Year	45,721	5,544	513
End of Year	$53,743	$20,445	$4,229

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Lord Abbett Series All Value VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
From Operations
Net investment income (loss)	$1	$299	$(15)
Net realized gain (loss) on investments	—	510	(119)
Net unrealized appreciation (depreciation) of investments during the period	25	3,705	615
Net increase (decrease) in net assets resulting from operations	26	4,514	481
From Variable Annuity Contract Transactions
Contractowners' net payments	1,020	3,370	659
Contract maintenance fees	(1)	(167)	(8)
Surrenders	(19)	(736)	(177)
Death benefits	—	(154)	(24)
Transfer (to) from other portfolios	471	2,078	168
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,471	4,391	618
Total increase (decrease) in net assets	1,497	8,905	1,099
Net Assets
Beginning of Year	—	14,156	1,520
End of Year	$1,497	$23,061	$2,619
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
From Operations
Net investment income (loss)	$229	$(56)	$103
Net realized gain (loss) on investments	(237)	(22)	7
Net unrealized appreciation (depreciation) of investments during the period	16,283	5,204	1,375
Net increase (decrease) in net assets resulting from operations	16,275	5,126	1,485
From Variable Annuity Contract Transactions
Contractowners' net payments	10,129	6,133	2,571
Contract maintenance fees	(327)	(54)	(28)
Surrenders	(3,137)	(904)	(243)
Death benefits	(572)	(167)	(102)
Transfer (to) from other portfolios	10,605	4,200	2,035
Net increase (decrease) in net assets resulting from variable annuity contract transactions	16,698	9,208	4,233
Total increase (decrease) in net assets	32,973	14,334	5,718
Net Assets
Beginning of Year	37,541	10,754	3,047
End of Year	$70,514	$25,088	$8,765

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity Date SC2	Fidelity Freedom Fund - 2020 Maturity Date SC2
From Operations
Net investment income (loss)	$2,046	$16	$31
Net realized gain (loss) on investments	212	10	35
Net unrealized appreciation (depreciation) of investments during the period	1,011	65	79
Net increase (decrease) in net assets resulting from operations	3,269	91	145
From Variable Annuity Contract Transactions
Contractowners' net payments	15,207	202	599
Contract maintenance fees	(176)	(2)	(3)
Surrenders	(2,532)	(57)	(9)
Death benefits	(215)	—	—
Transfer (to) from other portfolios	17,368	276	270
Net increase (decrease) in net assets resulting from variable annuity contract transactions	29,652	419	857
Total increase (decrease) in net assets	32,921	510	1,002
Net Assets
Beginning of Year	13,763	152	231
End of Year	$46,684	$662	$1,233
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
From Operations
Net investment income (loss)	$(23)	$5,744	$266
Net realized gain (loss) on investments	1	(163)	3
Net unrealized appreciation (depreciation) of investments during the period	841	19,439	10,215
Net increase (decrease) in net assets resulting from operations	819	25,020	10,484
From Variable Annuity Contract Transactions
Contractowners' net payments	1,377	10,669	15,475
Contract maintenance fees	(13)	(486)	(451)
Surrenders	(180)	(5,091)	(2,073)
Death benefits	(12)	(1,131)	(542)
Transfer (to) from other portfolios	802	14,171	22,586
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,974	18,132	34,995
Total increase (decrease) in net assets	2,793	43,152	45,479
Net Assets
Beginning of Year	1,651	62,972	33,866
End of Year	$4,444	$106,124	$79,345

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund
From Operations
Net investment income (loss)	$(37)	$(1)	$1,183
Net realized gain (loss) on investments	(33)	—	34
Net unrealized appreciation (depreciation) of investments during the period	1,472	11	(425)
Net increase (decrease) in net assets resulting from operations	1,402	10	792
From Variable Annuity Contract Transactions
Contractowners' net payments	1,852	514	21,044
Contract maintenance fees	(17)	—	(347)
Surrenders	(245)	—	(3,543)
Death benefits	(57)	—	(403)
Transfer (to) from other portfolios	1,303	76	31,135
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,836	590	47,886
Total increase (decrease) in net assets	4,238	600	48,678
Net Assets
Beginning of Year	2,255	—	26,754
End of Year	$6,493	$600	$75,432
	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities Fund
From Operations
Net investment income (loss)	$716	$760	$2,496
Net realized gain (loss) on investments	(231)	1,267	67
Net unrealized appreciation (depreciation) of investments during the period	8,276	12,093	738
Net increase (decrease) in net assets resulting from operations	8,761	14,120	3,301
From Variable Annuity Contract Transactions
Contractowners' net payments	3,827	6,466	7,025
Contract maintenance fees	(126)	(325)	(110)
Surrenders	(1,706)	(2,114)	(2,128)
Death benefits	(404)	(305)	(253)
Transfer (to) from other portfolios	2,665	10,862	7,160
Net increase (decrease) in net assets resulting from variable annuity contract transactions	4,256	14,584	11,694
Total increase (decrease) in net assets	13,017	28,704	14,995
Net Assets
Beginning of Year	27,695	29,003	16,631
End of Year	$40,712	$57,707	$31,626

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II
From Operations
Net investment income (loss)	$892	$353	$—
Net realized gain (loss) on investments	(325)	3	—
Net unrealized appreciation (depreciation) of investments during the period	17,713	2,248	11
Net increase (decrease) in net assets resulting from operations	18,280	2,604	11
From Variable Annuity Contract Transactions
Contractowners' net payments	19,915	7,334	367
Contract maintenance fees	(372)	(59)	—
Surrenders	(4,408)	(374)	—
Death benefits	(858)	(72)	—
Transfer (to) from other portfolios	20,680	11,092	110
Net increase (decrease) in net assets resulting from variable annuity contract transactions	34,957	17,921	477
Total increase (decrease) in net assets	53,237	20,525	488
Net Assets
Beginning of Year	55,476	4,359	—
End of Year	$108,713	$24,884	$488
	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Govt Advisor	PIMCO VIT Low Duration Advisor
From Operations
Net investment income (loss)	$—	$—	$1
Net realized gain (loss) on investments	—	8	14
Net unrealized appreciation (depreciation) of investments during the period	3	(14)	(16)
Net increase (decrease) in net assets resulting from operations	3	(6)	(1)
From Variable Annuity Contract Transactions
Contractowners' net payments	47	111	385
Contract maintenance fees	—	—	—
Surrenders	—	—	(24)
Death benefits	—	—	—
Transfer (to) from other portfolios	29	12	179
Net increase (decrease) in net assets resulting from variable annuity contract transactions	76	123	540
Total increase (decrease) in net assets	79	117	539
Net Assets
Beginning of Year	—	—	—
End of Year	$79	$117	$539

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2009
(in thousands)

	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor
From Operations
Net investment income (loss)	$—	$—	$10
Net realized gain (loss) on investments	43	2	166
Net unrealized appreciation (depreciation) of investments during the period	(56)	(2)	(221)
Net increase (decrease) in net assets resulting from operations	(13)	—	(45)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,530	295	7,647
Contract maintenance fees	(1)	—	(4)
Surrenders	(1)	(24)	(3)
Death benefits	—	—	—
Transfer (to) from other portfolios	550	90	1,911
Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,078	361	9,551
Total increase (decrease) in net assets	2,065	361	9,506
Net Assets
Beginning of Year	—	—	—
End of Year	$2,065	$361	$9,506

	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
From Operations
Net investment income (loss)	$—	$(1)
Net realized gain (loss) on investments	—	—
Net unrealized appreciation (depreciation) of investments during the period	11	40
Net increase (decrease) in net assets resulting from operations	11	39
From Variable Annuity Contract Transactions
Contractowners' net payments	200	1,057
Contract maintenance fees	—	(1)
Surrenders	—	(1)
Death benefits	—	—
Transfer (to) from other portfolios	107	372
Net increase (decrease) in net assets resulting from variable annuity contract transactions	307	1,427
Total increase (decrease) in net assets	318	1,466
Net Assets
Beginning of Year	—	—
End of Year	$318	$1,466

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31, 2008
(in thousands)

	Goldman Sachs Growth & Income	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity
From Operations
Net investment income (loss)	$1,061	$1,714	$107
Net realized gain (loss) on investments	(1,487)	3,074	82
Net unrealized appreciation (depreciation) of investments during the period	(61,281)	(57,749)	(34,679)
Net increase (decrease) in net assets resulting from operations	(61,707)	(52,961)	(34,490)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,106	3,086	287
Contract maintenance fees	(185)	(195)	(60)
Surrenders	(18,634)	(9,547)	(10,191)
Death benefits	(2,968)	(1,418)	(1,924)
Transfer (to) from other portfolios	49	13,348	(4,720)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(19,632)	5,274	(16,608)
Total increase (decrease) in net assets	(81,339)	(47,687)	(51,098)
Net Assets
Beginning of Year	185,965	108,518	101,497
End of Year	$104,626	$60,831	$50,399
	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value
From Operations
Net investment income (loss)	$(324)	$(760)	$(2)
Net realized gain (loss) on investments	(3,339)	3,071	(1,229)
Net unrealized appreciation (depreciation) of investments during the period	(19,439)	(38,938)	(7,910)
Net increase (decrease) in net assets resulting from operations	(23,102)	(36,627)	(9,141)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,259	1,552	106
Contract maintenance fees	(88)	(109)	(26)
Surrenders	(6,353)	(8,289)	(2,835)
Death benefits	(1,081)	(1,256)	(207)
Transfer (to) from other portfolios	807	4,137	(2,628)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(5,456)	(3,965)	(5,590)
Total increase (decrease) in net assets	(28,558)	(40,592)	(14,731)
Net Assets
Beginning of Year	68,860	88,535	28,395
End of Year	$40,302	$47,943	$13,664

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Goldman Sachs Capital Growth SC	Goldman Sachs Growth & Income SC	Goldman Sachs Strategic International Equity SC
From Operations
Net investment income (loss)	$(3)	$360	$497
Net realized gain (loss) on investments	(1)	—	1,112
Net unrealized appreciation (depreciation) of investments during the period	(319)	(2,508)	(3,597)
Net increase (decrease) in net assets resulting from operations	(323)	(2,148)	(1,988)
From Variable Annuity Contract Transactions
Contractowners' net payments	425	7,218	6,101
Contract maintenance fees	(1)	(46)	(39)
Surrenders	(10)	(112)	(97)
Death benefits	(29)	(19)	(15)
Transfer (to) from other portfolios	1,263	10,853	9,497
Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,648	17,894	15,447
Total increase (decrease) in net assets	1,325	15,746	13,459
Net Assets
Beginning of Year	—	—	—
End of Year	$1,325	$15,746	$13,459
	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Calvert Balanced
From Operations
Net investment income (loss)	$40	$—	$29
Net realized gain (loss) on investments	13	—	(215)
Net unrealized appreciation (depreciation) of investments during the period	(851)	(1)	(1,119)
Net increase (decrease) in net assets resulting from operations	(798)	(1)	(1,305)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,861	17	2
Contract maintenance fees	(19)	—	(3)
Surrenders	(45)	—	(599)
Death benefits	(8)	—	(120)
Transfer (to) from other portfolios	4,430	—	(189)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	7,219	17	(909)
Total increase (decrease) in net assets	6,421	16	(2,214)
Net Assets
Beginning of Year	—	—	4,586
End of Year	$6,421	$16	$2,372

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC
From Operations
Net investment income (loss)	$(105)	$(125)	$(104)
Net realized gain (loss) on investments	(29)	(357)	1,457
Net unrealized appreciation (depreciation) of investments during the period	(3,823)	(5,915)	(9,403)
Net increase (decrease) in net assets resulting from operations	(3,957)	(6,397)	(8,050)
From Variable Annuity Contract Transactions
Contractowners' net payments	38	82	193
Contract maintenance fees	(9)	(12)	(13)
Surrenders	(1,289)	(2,226)	(3,540)
Death benefits	(134)	(250)	(627)
Transfer (to) from other portfolios	(247)	25	(1,271)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,641)	(2,381)	(5,258)
Total increase (decrease) in net assets	(5,598)	(8,778)	(13,308)
Net Assets
Beginning of Year	11,373	18,846	27,319
End of Year	$5,775	$10,068	$14,011
	MFS Total Return IC	MFS New Discovery IC	MFS Utilities IC
From Operations
Net investment income (loss)	$1,475	$(51)	$26
Net realized gain (loss) on investments	4,891	543	1,770
Net unrealized appreciation (depreciation) of investments during the period	(25,493)	(2,236)	(7,418)
Net increase (decrease) in net assets resulting from operations	(19,127)	(1,744)	(5,622)
From Variable Annuity Contract Transactions
Contractowners' net payments	343	31	40
Contract maintenance fees	(31)	(3)	(5)
Surrenders	(13,141)	(810)	(1,797)
Death benefits	(1,614)	(77)	(203)
Transfer (to) from other portfolios	(5,186)	(327)	(867)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(19,629)	(1,186)	(2,832)
Total increase (decrease) in net assets	(38,756)	(2,930)	(8,454)
Net Assets
Beginning of Year	94,003	5,189	16,240
End of Year	$55,247	$2,259	$7,786

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC
From Operations
Net investment income (loss)	$(41)	$(16)	$(9)
Net realized gain (loss) on investments	(44)	(129)	(7)
Net unrealized appreciation (depreciation) of investments during the period	(2,248)	(628)	(511)
Net increase (decrease) in net assets resulting from operations	(2,333)	(773)	(527)
From Variable Annuity Contract Transactions
Contractowners' net payments	8	140	83
Contract maintenance fees	(3)	(3)	(2)
Surrenders	(1,024)	(696)	(109)
Death benefits	(25)	(9)	(1)
Transfer (to) from other portfolios	(385)	434	385
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,429)	(134)	356
Total increase (decrease) in net assets	(3,762)	(907)	(171)
Net Assets
Beginning of Year	7,211	1,991	1,139
End of Year	$3,449	$1,084	$968
	MFS Investors Trust SC	MFS Total Return SC	MFS New Discovery SC
From Operations
Net investment income (loss)	$(11)	$1,189	$(25)
Net realized gain (loss) on investments	161	2,909	254
Net unrealized appreciation (depreciation) of investments during the period	(1,077)	(19,474)	(1,519)
Net increase (decrease) in net assets resulting from operations	(927)	(15,376)	(1,290)
From Variable Annuity Contract Transactions
Contractowners' net payments	39	1,792	1,871
Contract maintenance fees	(3)	(87)	(14)
Surrenders	(218)	(5,492)	(137)
Death benefits	(50)	(971)	(7)
Transfer (to) from other portfolios	79	4,012	3,050
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(153)	(746)	4,763
Total increase (decrease) in net assets	(1,080)	(16,122)	3,473
Net Assets
Beginning of Year	2,832	66,382	1,725
End of Year	$1,752	$50,260	$5,198

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	MFS Utilities SC	MFS Investors Growth Stock SC	Oppenheimer Money Fund/VA
From Operations
Net investment income (loss)	$36	$(113)	$501
Net realized gain (loss) on investments	1,191	646	—
Net unrealized appreciation (depreciation) of investments during the period	(5,643)	(9,499)	(1)
Net increase (decrease) in net assets resulting from operations	(4,416)	(8,966)	500
From Variable Annuity Contract Transactions
Contractowners' net payments	563	6,902	651
Contract maintenance fees	(14)	(129)	(33)
Surrenders	(1,561)	(840)	(28,339)
Death benefits	(22)	(155)	(777)
Transfer (to) from other portfolios	902	17,255	52,407
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(132)	23,033	23,909
Total increase (decrease) in net assets	(4,548)	14,067	24,409
Net Assets
Beginning of Year	11,037	10,765	24,483
End of Year	$6,489	$24,832	$48,892
	Oppenheimer Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA
From Operations
Net investment income (loss)	$(77)	$(278)	$64
Net realized gain (loss) on investments	(721)	12	1,606
Net unrealized appreciation (depreciation) of investments during the period	(2,516)	(12,663)	(13,708)
Net increase (decrease) in net assets resulting from operations	(3,314)	(12,929)	(12,038)
From Variable Annuity Contract Transactions
Contractowners' net payments	38	106	102
Contract maintenance fees	(6)	(16)	(17)
Surrenders	(891)	(4,966)	(5,026)
Death benefits	(202)	(401)	(460)
Transfer (to) from other portfolios	(489)	(1,529)	(1,311)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1,550)	(6,806)	(6,712)
Total increase (decrease) in net assets	(4,864)	(19,735)	(18,750)
Net Assets
Beginning of Year	7,825	33,058	35,224
End of Year	$2,961	$13,323	$16,474

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
From Operations
Net investment income (loss)	$1,890	$84	$433
Net realized gain (loss) on investments	1,027	1,177	(579)
Net unrealized appreciation (depreciation) of investments during the period	(9,851)	(13,316)	(5,982)
Net increase (decrease) in net assets resulting from operations	(6,934)	(12,055)	(6,128)
From Variable Annuity Contract Transactions
Contractowners' net payments	364	59	30
Contract maintenance fees	(24)	(10)	(2)
Surrenders	(9,210)	(4,264)	(1,248)
Death benefits	(1,370)	(311)	(60)
Transfer (to) from other portfolios	(1,187)	(1,796)	(155)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(11,427)	(6,322)	(1,435)
Total increase (decrease) in net assets	(18,361)	(18,377)	(7,563)
Net Assets
Beginning of Year	53,675	33,452	9,102
End of Year	$35,314	$15,075	$1,539
	Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC
From Operations
Net investment income (loss)	$(8)	$(82)	$9
Net realized gain (loss) on investments	(62)	(11)	193
Net unrealized appreciation (depreciation) of investments during the period	(442)	(5,477)	(2,422)
Net increase (decrease) in net assets resulting from operations	(512)	(5,570)	(2,220)
From Variable Annuity Contract Transactions
Contractowners' net payments	22	3,315	127
Contract maintenance fees	(1)	(31)	(6)
Surrenders	(61)	(462)	(349)
Death benefits	(21)	(84)	(97)
Transfer (to) from other portfolios	159	6,155	(43)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	98	8,893	(368)
Total increase (decrease) in net assets	(414)	3,323	(2,588)
Net Assets
Beginning of Year	925	8,613	5,727
End of Year	$511	$11,936	$3,139

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
From Operations
Net investment income (loss)	$1,183	$130	$259
Net realized gain (loss) on investments	246	1,404	(169)
Net unrealized appreciation (depreciation) of investments during the period	(8,340)	(15,817)	(4,076)
Net increase (decrease) in net assets resulting from operations	(6,911)	(14,283)	(3,986)
From Variable Annuity Contract Transactions
Contractowners' net payments	7,948	866	129
Contract maintenance fees	(138)	(51)	(5)
Surrenders	(3,386)	(2,259)	(411)
Death benefits	(481)	(312)	(21)
Transfer (to) from other portfolios	17,109	364	130
Net increase (decrease) in net assets resulting from variable annuity contract transactions	21,052	(1,392)	(178)
Total increase (decrease) in net assets	14,141	(15,675)	(4,164)
Net Assets
Beginning of Year	29,986	35,800	5,427
End of Year	$44,127	$20,125	$1,263
	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Capital Growth
From Operations
Net investment income (loss)	$(8)	$20	$(92)
Net realized gain (loss) on investments	121	61	(1,093)
Net unrealized appreciation (depreciation) of investments during the period	(419)	(399)	(6,572)
Net increase (decrease) in net assets resulting from operations	(306)	(318)	(7,757)
From Variable Annuity Contract Transactions
Contractowners' net payments	—	1	42
Contract maintenance fees	—	—	(7)
Surrenders	(23)	(61)	(2,221)
Death benefits	—	(32)	(69)
Transfer (to) from other portfolios	(112)	(7)	(1,152)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(135)	(99)	(3,407)
Total increase (decrease) in net assets	(441)	(417)	(11,164)
Net Assets
Beginning of Year	756	644	18,294
End of Year	$315	$227	$7,130

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income
From Operations
Net investment income (loss)	$(19)	$1,397	$1,028
Net realized gain (loss) on investments	(562)	7,140	7,563
Net unrealized appreciation (depreciation) of investments during the period	(6,411)	(47,244)	(46,818)
Net increase (decrease) in net assets resulting from operations	(6,992)	(38,707)	(38,227)
From Variable Annuity Contract Transactions
Contractowners' net payments	35	232	190
Contract maintenance fees	(6)	(39)	(38)
Surrenders	(2,332)	(16,569)	(18,113)
Death benefits	(183)	(1,460)	(1,696)
Transfer (to) from other portfolios	(1,178)	(9,120)	(7,986)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(3,664)	(26,956)	(27,643)
Total increase (decrease) in net assets	(10,656)	(65,663)	(65,870)
Net Assets
Beginning of Year	18,689	124,254	132,702
End of Year	$8,033	$58,591	$66,832
	Van Kampen Mid Cap Growth II	Van Kampen UIF Equity and Income II	Van Kampen Government Portfolio II
From Operations
Net investment income (loss)	$(41)	$1,482	$1,437
Net realized gain (loss) on investments	1,353	2,645	(80)
Net unrealized appreciation (depreciation) of investments during the period	(3,535)	(30,766)	(345)
Net increase (decrease) in net assets resulting from operations	(2,223)	(26,639)	1,012
From Variable Annuity Contract Transactions
Contractowners' net payments	702	2,171	11,310
Contract maintenance fees	(5)	(141)	(223)
Surrenders	(478)	(9,448)	(5,438)
Death benefits	(25)	(1,385)	(674)
Transfer (to) from other portfolios	202	5,649	30,335
Net increase (decrease) in net assets resulting from variable annuity contract transactions	396	(3,154)	35,310
Total increase (decrease) in net assets	(1,827)	(29,793)	36,322
Net Assets
Beginning of Year	4,469	113,837	40,460
End of Year	$2,642	$84,044	$76,782

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Van Kampen Capital Growth II	Van Kampen Enterprise II	Van Kampen Comstock II
From Operations
Net investment income (loss)	$(38)	$(12)	$1,543
Net realized gain (loss) on investments	16	(10)	3,981
Net unrealized appreciation (depreciation) of investments during the period	(2,951)	(2,646)	(52,235)
Net increase (decrease) in net assets resulting from operations	(2,973)	(2,668)	(46,711)
From Variable Annuity Contract Transactions
Contractowners' net payments	88	38	2,472
Contract maintenance fees	(4)	(5)	(177)
Surrenders	(338)	(355)	(8,667)
Death benefits	(84)	(124)	(1,499)
Transfer (to) from other portfolios	(13)	(275)	(604)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(351)	(721)	(8,475)
Total increase (decrease) in net assets	(3,324)	(3,389)	(55,186)
Net Assets
Beginning of Year	6,251	6,591	133,265
End of Year	$2,927	$3,202	$78,079
	Van Kampen Growth & Income II	Van Kampen UIF International Growth Equity II	Van Kampen UIF Global Real Estate II
From Operations
Net investment income (loss)	$580	$(1)	$—
Net realized gain (loss) on investments	1,613	(1)	1
Net unrealized appreciation (depreciation) of investments during the period	(27,452)	(87)	(35)
Net increase (decrease) in net assets resulting from operations	(25,259)	(89)	(34)
From Variable Annuity Contract Transactions
Contractowners' net payments	3,857	96	54
Contract maintenance fees	(137)	—	—
Surrenders	(4,032)	—	(1)
Death benefits	(746)	—	—
Transfer (to) from other portfolios	7,239	238	95
Net increase (decrease) in net assets resulting from variable annuity contract transactions	6,181	334	148
Total increase (decrease) in net assets	(19,078)	245	114
Net Assets
Beginning of Year	73,445	—	—
End of Year	$54,367	$245	$114

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Lord Abbett Growth & Income	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value
From Operations
Net investment income (loss)	$569	$5,549	$308
Net realized gain (loss) on investments	(2,955)	(1,226)	1,046
Net unrealized appreciation (depreciation) of investments during the period	(68,591)	(25,333)	(59,097)
Net increase (decrease) in net assets resulting from operations	(70,977)	(21,010)	(57,743)
From Variable Annuity Contract Transactions
Contractowners' net payments	2,624	2,009	3,895
Contract maintenance fees	(151)	(111)	(172)
Surrenders	(18,491)	(13,814)	(13,309)
Death benefits	(2,588)	(1,731)	(1,550)
Transfer (to) from other portfolios	(7,748)	(2,688)	(48)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(26,354)	(16,335)	(11,184)
Total increase (decrease) in net assets	(97,331)	(37,345)	(68,927)
Net Assets
Beginning of Year	206,549	125,336	152,115
End of Year	$109,218	$87,991	$83,188
	Lord Abbett Growth Opportunities	Lord Abbett America's Value	Lord Abbett International
From Operations
Net investment income (loss)	$(135)	$1,705	$38
Net realized gain (loss) on investments	38	—	199
Net unrealized appreciation (depreciation) of investments during the period	(6,886)	(19,984)	(1,120)
Net increase (decrease) in net assets resulting from operations	(6,983)	(18,279)	(883)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,982	693	2,357
Contract maintenance fees	(31)	(90)	(15)
Surrenders	(1,237)	(5,332)	(42)
Death benefits	(182)	(1,010)	(6)
Transfer (to) from other portfolios	2,562	(1,100)	4,133
Net increase (decrease) in net assets resulting from variable annuity contract transactions	3,094	(6,839)	6,427
Total increase (decrease) in net assets	(3,889)	(25,118)	5,544
Net Assets
Beginning of Year	17,342	70,839	—
End of Year	$13,453	$45,721	$5,544

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Lord Abbett Large Cap Core	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2
From Operations
Net investment income (loss)	$4	$247	$(10)
Net realized gain (loss) on investments	(11)	7	(345)
Net unrealized appreciation (depreciation) of investments during the period	(71)	(7,537)	(1,117)
Net increase (decrease) in net assets resulting from operations	(78)	(7,283)	(1,472)
From Variable Annuity Contract Transactions
Contractowners' net payments	63	1,957	448
Contract maintenance fees	—	(97)	(5)
Surrenders	(2)	(906)	(994)
Death benefits	—	(171)	—
Transfer (to) from other portfolios	530	9,572	545
Net increase (decrease) in net assets resulting from variable annuity contract transactions	591	10,355	(6)
Total increase (decrease) in net assets	513	3,072	(1,478)
Net Assets
Beginning of Year	—	11,084	2,998
End of Year	$513	$14,156	$1,520
	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
From Operations
Net investment income (loss)	$50	$(89)	$62
Net realized gain (loss) on investments	680	1,512	(189)
Net unrealized appreciation (depreciation) of investments during the period	(23,878)	(8,031)	(2,141)
Net increase (decrease) in net assets resulting from operations	(23,148)	(6,608)	(2,268)
From Variable Annuity Contract Transactions
Contractowners' net payments	5,663	735	429
Contract maintenance fees	(130)	(20)	(8)
Surrenders	(3,003)	(939)	(769)
Death benefits	(410)	(139)	(47)
Transfer (to) from other portfolios	22,516	5,615	916
Net increase (decrease) in net assets resulting from variable annuity contract transactions	24,636	5,252	521
Total increase (decrease) in net assets	1,488	(1,356)	(1,747)
Net Assets
Beginning of Year	36,053	12,110	4,794
End of Year	$37,541	$10,754	$3,047

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

Fidelity Investment	Fidelity Freedom Fund - 2015 Grade Bonds SC2	Fidelity Freedom Fund - 2020 Maturity Date SC2	Maturity Date SC2
From Operations
Net investment income (loss)	$302	$2	$6
Net realized gain (loss) on investments	(31)	(85)	6
Net unrealized appreciation (depreciation) of investments during the period	(875)	(16)	(18)
Net increase (decrease) in net assets resulting from operations	(604)	(99)	(6)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,485	23	—
Contract maintenance fees	(37)	—	—
Surrenders	(1,497)	—	—
Death benefits	(64)	—	—
Transfer (to) from other portfolios	5,199	228	237
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,086	251	237
Total increase (decrease) in net assets	4,482	152	231
Net Assets
Beginning of Year	9,281	—	—
End of Year	$13,763	$152	$231
	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
From Operations
Net investment income (loss)	$(15)	$3,227	$267
Net realized gain (loss) on investments	(37)	977	128
Net unrealized appreciation (depreciation) of investments during the period	(764)	(29,219)	(9,944)
Net increase (decrease) in net assets resulting from operations	(816)	(25,015)	(9,549)
From Variable Annuity Contract Transactions
Contractowners' net payments	176	7,005	6,498
Contract maintenance fees	(4)	(206)	(162)
Surrenders	(82)	(5,252)	(1,762)
Death benefits	(64)	(850)	(209)
Transfer (to) from other portfolios	695	21,155	19,016
Net increase (decrease) in net assets resulting from variable annuity contract transactions	721	21,852	23,381
Total increase (decrease) in net assets	(95)	(3,163)	13,832
Net Assets
Beginning of Year	1,746	66,135	20,034
End of Year	$1,651	$62,972	$33,866

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

	Franklin Small-Mid Cap Growth Securities	Franklin US Government Fund	Templeton Growth Securities
From Operations
Net investment income (loss)	$(25)	$402	$367
Net realized gain (loss) on investments	188	1	1,997
Net unrealized appreciation (depreciation) of investments during the period	(1,777)	789	(22,373)
Net increase (decrease) in net assets resulting from operations	(1,614)	1,192	(20,009)
From Variable Annuity Contract Transactions
Contractowners' net payments	544	3,957	2,064
Contract maintenance fees	(6)	(71)	(79)
Surrenders	(189)	(1,777)	(2,852)
Death benefits	(62)	(151)	(470)
Transfer (to) from other portfolios	604	18,766	7,331
Net increase (decrease) in net assets resulting from variable annuity contract transactions	891	20,724	5,994
Total increase (decrease) in net assets	(723)	21,916	(14,015)
Net Assets
Beginning of Year	2,978	4,838	41,710
End of Year	$2,255	$26,754	$27,695
	Templeton Foreign Securities	Templeton Global Income Securities Fund	Mutual Shares Securities
From Operations
Net investment income (loss)	$436	$435	$1,564
Net realized gain (loss) on investments	2,251	(51)	2,516
Net unrealized appreciation (depreciation) of investments during the period	(17,446)	84	(34,225)
Net increase (decrease) in net assets resulting from operations	(14,759)	468	(30,145)
From Variable Annuity Contract Transactions
Contractowners' net payments	6,872	1,569	6,181
Contract maintenance fees	(112)	(60)	(148)
Surrenders	(2,078)	(1,756)	(4,615)
Death benefits	(356)	(93)	(779)
Transfer (to) from other portfolios	17,992	9,767	18,609
Net increase (decrease) in net assets resulting from variable annuity contract transactions	22,318	9,427	19,248
Total increase (decrease) in net assets	7,559	9,895	(10,897)
Net Assets
Beginning of Year	21,444	6,736	66,373
End of Year	$29,003	$16,631	$55,476

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED
Year Ended December 31, 2008
(in thousands)

American Asset Allocation Fund Class 2
From Operations
Net investment income (loss)	$106
Net realized gain (loss) on investments	(3)
Net unrealized appreciation (depreciation) of investments during the period	(888)
Net increase (decrease) in net assets resulting from operations	(785)
From Variable Annuity Contract Transactions
Contractowners' net payments	1,637
Contract maintenance fees	(4)
Surrenders	(49)
Death benefits	—
Transfer (to) from other portfolios	3,560
Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,144
Total increase (decrease) in net assets	4,359
Net Assets
Beginning of Year	—
End of Year	$4,359

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

1.  ORGANIZATION

The Protective Variable Annuity Separate Account ("Separate Account") was established by Protective Life Insurance Company ("Protective Life") under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts ("Contracts") are allocated until maturity or termination of the Contracts.

Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

At December 31, 2009, the Separate Account was comprised of ninety-three subaccounts.

Subaccounts

Goldman Sachs Growth & Income

Goldman Sachs Strategic International Equity

Goldman Sachs Structured US Equity

Goldman Sachs Structured Small Cap Equity

Goldman Sachs Capital Growth

Goldman Sachs Mid Cap Value(d)

Goldman Sachs Capital Growth SC

Goldman Sachs Growth & Income SC

Goldman Sachs Strategic International Equity SC

Goldman Sachs Structured Small Cap Equity SC

Goldman Sachs Structured US Equity SC

Goldman Sachs VIT Growth Opportunities SC(a)

Calvert Balanced(d)

MFS Growth Series IC

MFS Research IC

MFS Investors Trust IC

MFS Total Return IC

MFS New Discovery IC

MFS Utilities IC

MFS Investors Growth Stock IC

MFS Growth Series SC

MFS Research SC

MFS Investors Trust SC

MFS Total Return SC

MFS New Discovery SC

MFS Utilities SC

MFS Investors Growth Stock SC

MFS VIT Research Bond SC(a)

MFS VIT Value SC(a)

Oppenheimer Money Fund/VA

Oppenheimer Mid Cap Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

Oppenheimer Global Securites Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Mid Cap Fund/VA SC

Van Kampen Mid Cap Growth II

Van Kampen UIF Equity and Income II

Van Kampen Government Portfolio II

Van Kampen Capital Growth II

Van Kampen Enterprise II(b)

Van Kampen Comstock II

Van Kampen Growth & Income II

Van Kampen LIT Global Tactical Asset Alloc II(a)

Van Kampen UIF International Growth Equity II

Van Kampen UIF Global Real Estate II

Van Kampen UIF US Mid Cap Value II(a)

Lord Abbett Growth & Income

Lord Abbett Bond Debenture

Lord Abbett Mid Cap Value

Lord Abbett Growth Opportunities

Lord Abbett America's Value

Lord Abbett International

Lord Abbett Large Cap Core

Lord Abbett Series All Value Variable Contract(a)

Fidelity Index 500 Portfolio SC2

Fidelity Growth Portfolio SC2

Fidelity Contrafund Portfolio SC2

Fidelity Mid Cap SC2

Fidelity Equity Income SC2

Fidelity Investment Grade Bonds SC2

Fidelity Freedom Fund - 2015 Maturity Date SC2

Fidelity Freedom Fund - 2020 Maturity Date SC2

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

1.  ORGANIZATION — (Continued)

Subaccounts — continued

Franklin Flex Cap Growth Securities

Franklin Income Securities

Franklin Rising Dividend Securities

Franklin Small-Mid Cap Growth Securities

Franklin Small Cap Value Securities CL 2(a)

Franklin US Government Fund

Templeton Growth Securities

Templeton Foreign Securities

Templeton Global Income Securities Fund(c)

Mutual Shares Securities

Oppenheimer Capital Appreciation Fund/VA SC

Oppenheimer Main Street Fund/VA SC

Oppenheimer Strategic Bond Fund/VA SC

Oppenheimer Global Securites Fund/VA SC

Oppenheimer High Income Fund/VA SC

Van Eck WW Hard Asset(d)

Van Eck WW Real Estate(d)

Van Kampen Capital Growth

Van Kampen Enterprise(b)

Van Kampen Comstock

Van Kampen Growth & Income

American Asset Allocation Fund Class 2

Legg Mason ClearBridge Variable
Mid Cap Core II(a)

Legg Mason ClearBridge Variable
Small Cap Growth II(a)

PIMCO VIT Long-Term US Government Advisor(a)

PIMCO VIT Low Duration Advisor(a)

PIMCO VIT Real Return Advisor(a)

PIMCO VIT Short-Term Advisor(a)

PIMCO VIT Total Return Advisor(a)

Royce Capital Fund Micro-Cap SC(a)

Royce Capital Fund Small-Cap SC(a)

(a)  Added November 2, 2009

(b)  Closed April 24, 2009

(c)  Name changed from Templeton Global Bond Securities effective May 1, 2009

(d)  Not available for new policies

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of Protective Life.

Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2009 was approximately $289.4 million. Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual subaccounts and between the subaccounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

Investment Valuation

Investments are made in shares and are valued at the net asset values of the respective portfolios. The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Realized Gains and Losses

Realized gains and losses on investments include gains and losses on redemptions of the Funds' shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of the underlying investment company.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of Protective Life Corporation (the parent company of Protective Life). Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 5%. The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the variable annuity separate account by Protective Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life. There are currently 17 polices in the annuity payout phase with net assets of approximately $0.9 million as of December 31, 2009.

Fund	Net Assets (000s)
Goldman Sachs Growth & Income	$153
Goldman Sachs Strategic International Equity	50
Goldman Sachs Structured US Equity	34
Goldman Sachs Structured Small Cap Equity	28
Goldman Sachs Capital Growth	26
Goldman Sachs Mid Cap Value	7
MFS Research IC	21
MFS Total Return IC	20
MFS Utilities IC	1
MFS Growth Series SC	16
Oppenheimer Money Fund/VA	15
Oppenheimer Main Street Fund/VA	12
Oppenheimer Strategic Bond Fund/VA	10
Oppenheimer Global Securites Fund/VA	7
Oppenheimer High Income Fund/VA	6

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Fund	Net Assets (000s)
Oppenheimer Capital Appreciation Fund/VA SC	$10
Oppenheimer Strategic Bond Fund/VA SC	87
Oppenheimer Global Securites Fund/VA SC	30
Van Kampen Capital Growth	13
Van Kampen Comstock	28
Van Kampen Growth & Income	13
Van Kampen UIF Equity and Income II	20
Van Kampen Comstock II	43
Van Kampen Growth & Income II	43
Lord Abbett Growth & Income	69
Lord Abbett Bond Debenture	37
Lord Abbett Mid Cap Value	41
Lord Abbett Growth Opportunities	16
$856

Risks and Uncertainties

The Separate Account provides for various investment options in any combination of mutual funds. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities and the amounts reported in the statement of changes in net assets.

Accounting Pronouncements Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2009-01 — Generally Accepted Accounting Principles ("GAAP") and Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 168, The FASB Accounting Standards Codification ("ASC") and the Hierarchy of Generally Accepted Accounting Principles ("SFAS No. 168"). In June of 2009, the FASB issued SFAS No. 168 (effective July 1, 2009) to replace FASB Statement No. 162, The Hierarchy of Generally Accepted Accounting Principles ("SFAS No. 162") and authorize the ASC as the new source for authoritative GAAP and ends the practice of FASB issuing standards in the familiar forms. On July 1, 2009, the FASB implemented the ASC as the authoritative source, along with Securities and Exchange Commission ("SEC") guidance, for GAAP through issuance of ASU 2009-01. The FASB will no longer issue Statements of Financial Accounting Standards, but rather will issue updates that will provide background information about the amended guidance along with a basis for conclusions regarding the change. These Updates will amend the ASC to reflect the new guidance issued by the FASB. The Separate Account implemented the use of the ASC in 2009. The ASC changed the way the Separate Account will reference authoritative accounting literature in its filings. The recently adopted standards are now part of the ASC. Accounting standards not yet adopted will consist of Updates as well as Statements issued before July 1, 2009, which are not yet effective.

ASU No. 2009-12 — Fair Value Measurements and Disclosures — Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). In September of 2009, FASB issued ASU No. 2009-12 — Fair Value Measurements and Disclosures — Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This Update provides amendments to Subtopic 820-10, Fair Value

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

2.  SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Measurements and Disclosures, for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). This Update permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. The Separate Account did not elect to utilize the practical expedient permitted under this Update. This Update became effective for the Separate Account as of December 31, 2009. This Update did not have an impact on the Separate Account's results of operations or financial position.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

  a) Quoted prices for similar assets in active markets

  b) Quoted prices for identical or similar assets in non-active markets

  c) Inputs other than quoted market prices that are observable

  d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. All of the open-ended mutual funds are valued at the net asset values of the respective portfolios. There are no restrictions on purchases or sales of these open-ended mutual funds.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

4.  CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the years ended December 31, 2009 and 2008 were as follows:

(in thousands)	2009			2008
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs Growth & Income	35	(1,262)	(1,227)	182	(1,167)	(985)
Goldman Sachs Strategic International Equity	92	(907)	(815)	1,032	(374)	658
Goldman Sachs Structured US Equity	7	(716)	(709)	22	(829)	(807)
Goldman Sachs Structured Small Cap Equity	17	(452)	(435)	152	(414)	(262)
Goldman Sachs Capital Growth	42	(884)	(842)	516	(448)	68
Goldman Sachs Mid Cap Value	36	(249)	(213)	50	(441)	(391)
Goldman Sachs Capital Growth SC	604	(31)	573	209	(2)	207
Goldman Sachs Growth & Income SC	4,928	(19)	4,909	2,275	(2)	2,273
Goldman Sachs Strategic International Equity SC	3,866	(39)	3,827	2,209	(2)	2,207
Goldman Sachs Structured Small Cap Equity SC	1,621	(16)	1,605	890	(1)	889
Goldman Sachs Structured US Equity SC	53	(1)	52	2	—	2
Goldman Sachs VIT Growth Opportunities SC	15	—	15	—	—	—
Calvert Balanced	2	(38)	(36)	1	(73)	(72)
MFS Growth Series IC	29	(139)	(110)	20	(134)	(114)
MFS Research IC	10	(263)	(253)	38	(221)	(183)
MFS Investors Trust IC	11	(341)	(330)	13	(417)	(404)
MFS Total Return IC	57	(871)	(814)	40	(1,258)	(1,218)
MFS New Discovery IC	19	(46)	(27)	9	(82)	(73)
MFS Utilities IC	20	(149)	(129)	27	(162)	(135)
MFS Investors Growth Stock IC	19	(170)	(151)	25	(255)	(230)
MFS Growth Series SC	276	(50)	226	58	(81)	(23)
MFS Research SC	61	(23)	38	42	(13)	29
MFS Investors Trust SC	235	(30)	205	30	(41)	(11)
MFS Total Return SC	1,034	(141)	893	353	(454)	(101)
MFS New Discovery SC	689	(19)	670	450	(9)	441
MFS Utilities SC	317	(43)	274	111	(131)	(20)
MFS Investors Growth Stock SC	3,821	(81)	3,740	3,745	(23)	3,722
MFS VIT Research Bond SC	512	—	512	—	—	—
MFS VIT Value SC	313	—	313	—	—	—
Oppenheimer Money Fund/VA	16,655	(22,349)	(5,694)	32,664	(15,214)	17,450
Oppenheimer Mid Cap Fund/VA	9	(76)	(67)	11	(134)	(123)
Oppenheimer Capital Appreciation Fund/VA	23	(343)	(320)	20	(477)	(457)
Oppenheimer Main Street Fund/VA	4	(376)	(372)	17	(556)	(539)
Oppenheimer Strategic Bond Fund/VA	42	(601)	(559)	154	(855)	(701)
Oppenheimer Global Securites Fund/VA	14	(247)	(233)	23	(325)	(302)
Oppenheimer High Income Fund/VA	133	(159)	(26)	40	(169)	(129)
Oppenheimer Mid Cap Fund/VA SC	40	(12)	28	29	(21)	8
Oppenheimer Capital Appreciation Fund/VA SC	1,567	(55)	1,512	992	(30)	962
Oppenheimer Main Street Fund/VA SC	151	(41)	110	47	(87)	(40)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2009			2008
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Oppenheimer Strategic Bond Fund/VA SC	3,519	(14)	3,505	1,410	(90)	1,320
Oppenheimer Global Securites Fund/VA SC	518	(146)	372	171	(285)	(114)
Oppenheimer High Income Fund/VA SC	356	(147)	209	122	(80)	42
Van Eck WW Hard Asset	1	—	1	—	(4)	(4)
Van Eck WW Real Estate	1	(17)	(16)	—	(5)	(5)
Van Kampen Capital Growth	98	(636)	(538)	41	(797)	(756)
Van Kampen Enterprise	2	(2,086)	(2,084)	2	(650)	(648)
Van Kampen Comstock	10	(1,253)	(1,243)	19	(1,877)	(1,858)
Van Kampen Growth & Income	26	(1,431)	(1,405)	11	(2,108)	(2,097)
Van Kampen Mid Cap Growth II	479	(84)	395	167	(147)	20
Van Kampen UIF Equity and Income II	554	(462)	92	429	(743)	(314)
Van Kampen Government Portfolio II	4,005	(68)	3,937	3,234	(85)	3,149
Van Kampen Capital Growth II	142	(165)	(23)	57	(124)	(67)
Van Kampen Enterprise II	2	(695)	(693)	22	(136)	(114)
Van Kampen Comstock II	432	(590)	(158)	261	(999)	(738)
Van Kampen Growth & Income II	1,261	(133)	1,128	711	(264)	447
Van Kampen LIT Global Tactical Asset Allocation II	6	—	6	—	—	—
Van Kampen UIF International Growth Equity II	457	(15)	442	46	(2)	44
Van Kampen UIF Global Real Estate II	106	(7)	99	21	(2)	19
Van Kampen UIF US Mid Cap Value II	—	—	—	—	—	—
Lord Abbett Growth & Income	246	(1,547)	(1,301)	111	(2,450)	(2,339)
Lord Abbett Bond Debenture	2,567	(313)	2,254	106	(1,342)	(1,236)
Lord Abbett Mid Cap Value	368	(821)	(453)	335	(1,264)	(929)
Lord Abbett Growth Opportunities	625	(41)	584	354	(84)	270
Lord Abbett America's Value	245	(378)	(133)	94	(647)	(553)
Lord Abbett International	1,465	(42)	1,423	996	(1)	995
Lord Abbett Large Cap Core	352	(18)	334	88	(18)	70
Lord Abbett Series All Value VC	143	—	143	—	—	—
Fidelity Index 500 Portfolio SC2	583	(84)	499	1,070	(69)	1,001
Fidelity Growth Portfolio SC2	117	(54)	63	134	(143)	(9)
Fidelity Contrafund Portfolio SC2	1,890	(57)	1,833	2,460	(79)	2,381
Fidelity Mid Cap SC2	896	(65)	831	619	(113)	506
Fidelity Equity Income SC2	513	(78)	435	148	(95)	53
Fidelity Investment Grade Bonds SC2	2,742	(37)	2,705	598	(124)	474
Fidelity Freedom Fund - 2015 Maturity Date SC2	58	(13)	45	84	(64)	20
Fidelity Freedom Fund - 2020 Maturity Date SC2	133	(49)	84	35	(3)	32
Franklin Flex Cap Growth Securities	266	(79)	187	116	(43)	73
Franklin Income Securities	1,981	(167)	1,814	2,269	(197)	2,072

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

4.  CHANGES IN UNITS OUTSTANDING — (Continued)

(in thousands)	2009			2008
Fund Name	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Rising Dividend Securities	4,007	(10)	3,997	2,580	(57)	2,523
Franklin Small-Mid Cap Growth Securities	347	(55)	292	164	(75)	89
Franklin Small Cap Value Securities CL 2	59	—	59	—	—	—
Franklin US Government Fund	4,476	(34)	4,442	2,069	(132)	1,937
Templeton Growth Securities	589	(257)	332	888	(313)	575
Templeton Foreign Securities	1,765	(117)	1,648	2,198	(63)	2,135
Templeton Global Income Securities Fund	1,093	(111)	982	1,080	(236)	844
Mutual Shares Securities	3,756	(101)	3,655	2,198	(223)	1,975
American Asset Allocation Fund Class 2	1,746	(39)	1,707	669	(88)	581
Legg Mason ClearBridge Variable Mid Cap Core II	48	(1)	47	—	—	—
Legg Mason ClearBridge Variable Small Cap Growth II	7	—	7	—	—	—
PIMCO VIT Long-Term US Government Advisor	12	—	12	—	—	—
PIMCO VIT Low Duration Advisor	57	(3)	54	—	—	—
PIMCO VIT Real Return Advisor	204	—	204	—	—	—
PIMCO VIT Short-Term Advisor	40	(4)	36	—	—	—
PIMCO VIT Total Return Advisor	950	—	950	—	—	—
Royce Capital Fund Micro Cap SC	31	(1)	30	—	—	—
Royce Capital Fund Small Cap SC	142	—	142	—	—	—

5.  INVESTMENTS

At December 31, 2009, the investments by the respective subaccounts were as follows:

(in thousands except share data)	2009
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Goldman Sachs Growth & Income	11,063,224	$108,069	$102,667	$9.28
Goldman Sachs Strategic International Equity	8,215,116	93,357	66,625	8.11
Goldman Sachs Structured US Equity	4,977,652	45,815	47,288	9.50
Goldman Sachs Structured Small Cap Equity	4,826,324	59,062	42,568	8.82
Goldman Sachs Capital Growth	5,251,948	49,949	57,194	10.89
Goldman Sachs Mid Cap Value	1,333,691	20,792	15,137	11.35
Goldman Sachs Capital Growth SC	777,143	7,097	8,455	10.88
Goldman Sachs Growth & Income SC	6,454,758	53,179	59,900	9.28
Goldman Sachs Strategic International Equity SC	5,862,692	41,457	47,605	8.12
Goldman Sachs Structured Small Cap Equity SC	2,621,337	18,654	23,015	8.78
Goldman Sachs Structured US Equity SC	64,182	561	610	9.51
Goldman Sachs VIT Growth Opportunities SC	28,395	158	160	5.63

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2009
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Calvert Balanced	1,623,058	$3,382	$2,500	$1.54
MFS Growth Series IC	290,369	5,915	6,223	21.43
MFS Research IC	587,768	10,421	9,739	16.57
MFS Investors Trust IC	734,755	13,836	13,402	18.24
MFS Total Return IC	2,915,230	51,866	50,958	17.48
MFS New Discovery IC	233,422	3,318	3,135	13.43
MFS Utilities IC	327,225	7,123	7,500	22.92
MFS Investors Growth Stock IC	387,313	5,231	3,807	9.83
MFS Growth Series SC	208,311	3,978	4,395	21.10
MFS Research SC	102,681	1,681	1,692	16.48
MFS Investors Trust SC	258,241	4,480	4,690	18.16
MFS Total Return SC	4,056,212	77,623	70,091	17.28
MFS New Discovery SC	1,428,853	13,699	18,647	13.05
MFS Utilities SC	554,580	12,862	12,561	22.65
MFS Investors Growth Stock SC	6,177,530	53,018	59,428	9.62
MFS VIT Research Bond SC	424,408	5,140	5,135	12.10
MFS VIT Value SC	279,907	3,231	3,269	11.68
Oppenheimer Money Fund/VA	39,705,495	39,705	39,705	1.00
Oppenheimer Mid Cap Fund/VA	87,184	4,617	3,184	36.52
Oppenheimer Capital Appreciation Fund/VA	390,196	15,213	14,414	36.94
Oppenheimer Main Street Fund/VA	913,028	19,834	16,599	18.18
Oppenheimer Strategic Bond Fund/VA	6,023,494	29,389	31,925	5.30
Oppenheimer Global Securites Fund/VA	595,721	16,293	15,787	26.50
Oppenheimer High Income Fund/VA	913,346	7,573	1,808	1.98
Oppenheimer Mid Cap Fund/VA SC	28,234	1,102	1,009	35.75
Oppenheimer Capital Appreciation Fund/VA SC	907,077	27,611	33,235	36.64
Oppenheimer Main Street Fund/VA SC	294,983	5,683	5,321	18.04
Oppenheimer Strategic Bond Fund/VA SC	19,147,553	96,783	103,014	5.38
Oppenheimer Global Securites Fund/VA SC	1,265,861	37,780	33,267	26.28
Oppenheimer High Income Fund/VA SC	1,228,389	6,141	2,444	1.99
Van Eck WW Hard Asset	16,865	191	493	29.26
Van Kampen Capital Growth	326,746	14,559	9,270	28.37
Van Kampen Comstock	5,657,418	63,189	57,196	10.11
Van Kampen Growth & Income	3,896,816	62,581	63,791	16.37
Van Kampen Mid Cap Growth II	2,566,020	9,381	8,186	3.19
Van Kampen UIF Equity and Income II	8,023,126	103,572	102,696	12.80
Van Kampen Government Portfolio II	13,801,679	125,305	121,179	8.78
Van Kampen Capital Growth II	178,268	4,328	4,993	28.01
Van Kampen Comstock II	9,697,368	122,479	97,943	10.10
Van Kampen Growth & Income II	4,998,412	87,609	81,924	16.39
Van Kampen LIT Global Tactical Asset Allocation II	4,875	60	59	12.10

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

(in thousands except share data)	2009
Fund Name	Shares	Cost	Fair Value	Net Asset Value Per Share
Van Kampen UIF International Growth Equity II	601,059	$4,517	$5,061	$8.42
Van Kampen UIF Global Real Estate II	147,017	1,005	1,135	7.72
Van Kampen UIF US Mid Cap Value II	370	4	4	10.50
Lord Abbett Growth & Income	5,700,051	130,594	115,996	20.35
Lord Abbett Bond Debenture	12,897,336	145,766	145,482	11.28
Lord Abbett Mid Cap Value	7,527,766	127,265	99,743	13.25
Lord Abbett Growth Opportunities	1,965,450	23,402	28,263	14.38
Lord Abbett America's Value	4,482,311	60,912	53,743	11.99
Lord Abbett International	2,808,405	15,783	20,445	7.28
Lord Abbett Large Cap Core	390,880	3,760	4,229	10.82
Lord Abbett Series All Value VC (Variable Contract)	100,613	1,472	1,497	14.88
Fidelity Index 500 Portfolio SC2	194,259	26,943	23,061	118.71
Fidelity Growth Portfolio SC2	88,044	2,817	2,619	29.75
Fidelity Contrafund Portfolio SC2	3,475,304	83,647	70,514	20.29
Fidelity Mid Cap SC2	999,507	27,285	25,088	25.10
Fidelity Equity Income SC2	528,969	10,078	8,765	16.57
Fidelity Investment Grade Bonds SC2	3,807,858	46,382	46,684	12.26
Fidelity Freedom Fund - 2015 Maturity Date SC2	67,970	613	662	9.74
Fidelity Freedom Fund - 2020 Maturity Date SC2	130,060	1,173	1,233	9.48
Franklin Flex Cap Growth Securities	406,573	4,205	4,444	10.93
Franklin Income Securities	7,515,877	116,141	106,124	14.12
Franklin Rising Dividend Securities	5,002,862	79,960	79,345	15.86
Franklin Small-Mid Cap Growth Securities	384,890	6,765	6,493	16.87
Franklin Small Cap Value Securities CL 2	47,019	590	600	12.77
Franklin US Government Fund	5,861,103	74,945	75,432	12.87
Templeton Growth Securities	3,914,625	55,337	40,712	10.40
Templeton Foreign Securities	4,290,448	61,758	57,707	13.45
Templeton Global Income Securities Fund	1,824,929	30,657	31,626	17.33
Mutual Shares Securities	7,456,276	126,210	108,713	14.58
American Asset Allocation Fund Class 2	1,698,568	23,525	24,884	14.65
Legg Mason ClearBridge Variable Mid Cap Core II	44,819	477	488	10.88
Legg Mason ClearBridge Variable Small Cap Growth II	6,464	76	79	12.25
PIMCO VIT Long-Term US Government Advisor	11,249	131	117	10.44
PIMCO VIT Low Duration Advisor	53,360	554	539	10.11
PIMCO VIT Real Return Advisor	165,993	2,122	2,065	12.44
PIMCO VIT Short-Term Advisor	35,809	363	361	10.07
PIMCO VIT Total Return Advisor	878,562	9,728	9,506	10.82
Royce Capital Fund Micro-Cap SC	33,549	307	318	9.49
Royce Capital Fund Small-Cap SC	169,652	1,427	1,466	8.64

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

During the year ended December 31, 2009, transactions in shares were as follows:

Fund Name	Goldman Sachs Growth & Income	Goldman Sachs Strategic International Equity	Goldman Sachs Structured US Equity	Goldman Sachs Structured Small Cap Equity	Goldman Sachs Capital Growth	Goldman Sachs Mid Cap Value
Shares purchased	35,431	90,569	820	16,646	24,909	39,808
Shares received from reinvestment of dividends	176,459	138,610	92,576	49,874	20,908	21,003
Total shares acquired	211,890	229,179	93,396	66,520	45,817	60,811
Shares redeemed	(2,276,123)	(1,504,063)	(1,423,470)	(1,014,145)	(1,272,658)	(304,994)
Net increase (decrease) in shares owned	(2,064,233)	(1,274,884)	(1,330,074)	(947,625)	(1,226,841)	(244,183)
Shares owned, beginning of period	13,127,457	9,490,000	6,307,726	5,773,949	6,478,789	1,577,874
Shares owned, end of period	11,063,224	8,215,116	4,977,652	4,826,324	5,251,948	1,333,691
Cost of shares acquired (000's)	$4,069	$3,160	$1,342	$1,411	$1,659	$1,007
Proceeds from sales (000's)	$20,450	$12,103	$12,105	$8,166	$12,600	$3,191
Fund Name	Goldman Sachs Capital Growth SC	Goldman Sachs Growth & Income SC	Goldman Sachs Strategic International Equity SC	Goldman Sachs Structured Small Cap Equity SC	Goldman Sachs Structured US Equity SC	Goldman Sachs VIT Growth Opportunities SC
Shares purchased	623,358	4,405,371	3,716,013	1,691,716	62,036	28,401
Shares received from reinvestment of dividends	1,395	94,153	86,178	22,973	1,039	—
Total shares acquired	624,753	4,499,524	3,802,191	1,714,689	63,075	28,401
Shares redeemed	(26,867)	(15,444)	(35,871)	(15,855)	(906)	(6)
Net increase (decrease) in shares owned	597,886	4,484,080	3,766,320	1,698,834	62,169	28,395
Shares owned, beginning of period		179,257	1,970,678	2,096,372	922,503	2,013
Shares owned, end of period	777,143	6,454,758	5,862,692	2,621,337	64,182	28,395
Cost of shares acquired (000's)	$6,000	$35,959	$25,615	$11,918	$555	$158
Proceeds from sales (000's)	$564	$1,054	$1,327	$555	$11	$—
Fund Name	Calvert Balanced	MFS Growth Series IC	MFS Research IC	MFS Investors Trust IC	MFS Total Return IC	MFS New Discovery IC
Shares purchased	13,369	16,976	6,766	6,806	49,700	26,568
Shares received from reinvestment of dividends	31,807	1,206	11,578	16,444	143,695	0
Total shares acquired	45,176	18,182	18,344	23,250	193,395	26,568
Shares redeemed	(322,999)	(97,562)	(211,015)	(245,543)	(860,977)	(67,685)
Net increase (decrease) in shares owned	(277,823)	(79,380)	(192,671)	(222,293)	(667,582)	(41,117)
Shares owned, beginning of period	1,900,881	369,749	780,439	957,048	3,582,812	274,539
Shares owned, end of period	1,623,058	290,369	587,768	734,755	2,915,230	233,422
Cost of shares acquired (000's)	$72	$481	$312	$413	$4,344	$369
Proceeds from sales (000's)	$435	$1,886	$2,973	$3,893	$14,802	$725

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

Fund Name	MFS Utilities IC	MFS Investors Growth Stock IC	MFS Growth Series SC	MFS Research SC	MFS Investors Trust SC	MFS Total Return SC
Shares purchased	17,045	11,720	163,222	41,920	154,858	749,047
Shares received from reinvestment of dividends	23,066	3,442	24	1,067	1,754	126,709
Total shares acquired	40,111	15,162	163,246	42,987	156,612	875,756
Shares redeemed	(139,744)	(113,590)	(25,463)	(15,803)	(18,702)	(117,475)
Net increase (decrease) in shares owned	(99,633)	(98,428)	137,783	27,184	137,910	758,281
Shares owned, beginning of period	426,858	485,741	70,528	75,497	120,331	3,297,931
Shares owned, end of period	327,225	387,313	208,311	102,681	258,241	4,056,212
Cost of shares acquired (000's)	$866	$160	$3,311	$651	$2,806	$19,508
Proceeds from sales (000's)	$2,813	$899	$731	$256	$426	$7,496
Fund Name	MFS New Discovery SC	MFS Utilities SC	MFS Investors Growth Stock SC	MFS VIT Research Bond SC	MFS VIT Value SC	Oppenheimer Money Fund/VA
Shares purchased	803,056	214,955	2,645,489	424,409	279,908	43,230,011
Shares received from reinvestment of dividends	—	20,343	23,712	—	—	157,276
Total shares acquired	803,056	235,298	2,669,201	424,409	279,908	43,387,287
Shares redeemed	(23,165)	(41,042)	(64,646)	(1)	(1)	(52,574,046)
Net increase (decrease) in shares owned	779,891	194,256	2,604,555	424,408	279,907	(9,186,759)
Shares owned, beginning of period	648,962	360,324	3,572,975	—	—	48,892,254
Shares owned, end of period	1,428,853	554,580	6,177,530	424,408	279,907	39,705,495
Cost of shares acquired (000's)	$8,153	$5,600	$20,873	$5,189	$3,256	$43,387
Proceeds from sales (000's)	$1,177	$1,635	$1,749	$49	$26	$52,574
Fund Name	Oppenheimer Mid Cap Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Main Street Fund/VA	Oppenheimer Strategic Bond Fund/VA	Oppenheimer Global Securites Fund/VA	Oppenheimer High Income Fund/VA
Shares purchased	2,330	8,520	2,454	122,667	10,698	241,044
Shares received from reinvestment of dividends	—	2,100	29,554	49,621	46,141	—
Total shares acquired	2,330	10,620	32,008	172,288	56,839	241,044
Shares redeemed	(22,662)	(139,446)	(250,409)	(2,013,724)	(207,031)	(302,059)
Net increase (decrease) in shares owned	(20,332)	(128,826)	(218,401)	(1,841,436)	(150,192)	(61,015)
Shares owned, beginning of period	107,516	519,022	1,131,429	7,864,930	745,913	974,361
Shares owned, end of period	87,184	390,196	913,028	6,023,494	595,721	913,346
Cost of shares acquired (000's)	$121	$583	$531	$1,837	$1,224	$465
Proceeds from sales (000's)	$714	$4,425	$3,960	$10,535	$4,699	$605

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

Fund Name	Oppenheimer Mid Cap Fund/VA SC	Oppenheimer Capital Appreciation Fund/VA SC	Oppenheimer Main Street Fund/VA SC	Oppenheimer Strategic Bond Fund/VA SC	Oppenheimer Global Securites Fund/VA SC	Oppenheimer High Income Fund/VA SC
Shares purchased	12,276	454,481	97,111	9,458,404	290,663	679,809
Shares received from reinvestment of dividends	—	53	5,012	38,883	60,345	—
Total shares acquired	12,276	454,534	102,123	9,497,287	351,008	679,809
Shares redeemed	(2,965)	(16,995)	(24,828)	(26,796)	(90,374)	(250,692)
Net increase (decrease) in shares owned	9,311	437,539	77,295	9,470,491	260,634	429,117
Shares owned, beginning of period	18,923	469,538	217,688	9,677,062	1,005,227	799,272
Shares owned, end of period	28,234	907,077	294,983	19,147,553	1,265,861	1,228,389
Cost of shares acquired (000's)	$400	$13,666	$1,891	$51,347	$10,262	$1,327
Proceeds from sales (000's)	$96	$1,607	$596	$4,837	$3,979	$587
Fund Name	Van Eck WW Hard Asset	Van Eck WW Real Estate	Van Kampen Capital Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth & Income
Shares purchased	1,726	2,914	15,204	639	10,793	18,016
Shares received from reinvestment of dividends	159	—	323	7,413	311,909	185,466
Total shares acquired	1,885	2,914	15,527	8,052	322,702	203,482
Shares redeemed	(1,798)	(39,522)	(105,766)	(821,882)	(1,767,203)	(1,170,697)
Net increase (decrease) in shares owned	87	(36,608)	(90,239)	(813,830)	(1,444,501)	(967,215)
Shares owned, beginning of period	16,778	36,608	416,985	813,830	7,101,919	4,864,031
Shares owned, end of period	16,865	—	326,746	—	5,657,418	3,896,816
Cost of shares acquired (000's)	$40	$22	$525	$108	$3,491	$3,453
Proceeds from sales (000's)	$43	$326	$2,549	$7,937	$15,422	$16,628

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

Fund Name	Van Kampen Mid Cap Growth II	Van Kampen UIF Equity and Income II	Van Kampen Government Portfolio II	Van Kampen Capital Growth II	Van Kampen Enterprise II	Van Kampen Comstock II
Shares purchased	1,453,140	517,328	4,928,832	42,509	1,252	541,928
Shares received from reinvestment of dividends	—	235,491	677,172	—	1,942	414,236
Total shares acquired	1,453,140	752,819	5,606,004	42,509	3,194	956,164
Shares redeemed	(182,255)	(533,188)	(96,121)	(37,312)	(327,322)	(757,426)
Net increase (decrease) in shares owned	1,270,885	219,631	5,509,883	5,197	(324,128)	198,738
Shares owned, beginning of period	1,295,135	7,803,495	8,291,796	173,071	324,129	9,498,630
Shares owned, end of period	2,566,020	8,023,126	13,801,679	178,268	1	9,697,368
Cost of shares acquired (000's)	$4,627	$16,817	$57,622	$1,353	$71	$14,908
Proceeds from sales (000's)	$913	$14,127	$8,347	$1,221	$3,186	$12,510
Fund Name	Van Kampen Growth & Income II	Van Kampen LIT Global Tactical Asset Allocation II	Van Kampen UIF International Growth Equity II	Van Kampen UIF Global Real Estate II	Van Kampen UIF US Mid Cap Value II	Lord Abbett Growth & Income
Shares purchased	974,026	4,789	571,215	136,971	370	138,832
Shares received from reinvestment of dividends	163,690	96	1,658	9	—	51,054
Total shares acquired	1,137,716	4,885	572,873	136,980	370	189,886
Shares redeemed	(104,805)	(10)	(11,232)	(10,755)	—	(813,992)
Net increase (decrease) in shares owned	1,032,911	4,875	561,641	126,225	370	(624,106)
Shares owned, beginning of period	3,965,501	—	39,418	20,792	—	6,324,157
Shares owned, end of period	4,998,412	4,875	601,059	147,017	370	5,700,051
Cost of shares acquired (000's)	$22,114	$60	$4,388	$968	$4	$11,924
Proceeds from sales (000's)	$7,205	$—	$200	$111	$—	$21,577

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

Fund Name	Lord Abbett Bond Debenture	Lord Abbett Mid Cap Value	Lord Abbett Growth Opportunities	Lord Abbett America's Value	Lord Abbett International	Lord Abbett Large Cap Core
Shares purchased	2,741,556	303,768	646,736	238,218	1,697,986	344,698
Shares received from reinvestment of dividends	748,289	32,452	—	140,424	37,570	2,629
Total shares acquired	3,489,845	336,220	646,736	378,642	1,735,556	347,327
Shares redeemed	(457,011)	(723,593)	(42,924)	(454,731)	(38,116)	(15,493)
Net increase (decrease) in shares owned	3,032,834	(387,373)	603,812	(76,089)	1,697,440	331,834
Shares owned, beginning of period	9,864,502	7,915,139	1,361,638	4,558,400	1,110,965	59,046
Shares owned, end of period	12,897,336	7,527,766	1,965,450	4,482,311	2,808,405	390,880
Cost of shares acquired (000's)	$54,073	$10,334	$8,680	$7,824	$10,149	$3,605
Proceeds from sales (000's)	$20,037	$14,582	$2,243	$8,152	$1,160	$431
Fund Name	Lord Abbett Series All Value VC	Fidelity Index 500 Portfolio SC2	Fidelity Growth Portfolio SC2	Fidelity Contrafund Portfolio SC2	Fidelity Mid Cap SC2	Fidelity Equity Income SC2
Shares purchased	100,490	49,569	38,638	987,295	427,159	326,078
Shares received from reinvestment of dividends	123	7,819	224	36,055	8,381	9,479
Total shares acquired	100,613	57,388	38,862	1,023,350	435,540	335,557
Shares redeemed	—	(6,840)	(16,033)	(27,618)	(29,543)	(41,008)
Net increase (decrease) in shares owned	100,613	50,548	22,829	995,732	405,997	294,549
Shares owned, beginning of period		143,711	65,215	2,479,572	593,510	234,420
Shares owned, end of period	100,613	194,259	88,044	3,475,304	999,507	528,969
Cost of shares acquired (000's)	$1,496	$6,835	$1,103	$21,864	$11,579	$5,625
Proceeds from sales (000's)	$24	$1,813	$499	$4,920	$2,316	$1,290
Fund Name	Fidelity Investment Grade Bonds SC2	Fidelity Freedom Fund - 2015 Maturity Date SC2	Fidelity Freedom Fund - 2020 Maturity Date SC2	Franklin Flex Cap Growth Securities	Franklin Income Securities	Franklin Rising Dividend Securities
Shares purchased	2,452,994	59,014	143,511	273,833	1,541,104	2,485,759
Shares received from reinvestment of dividends	205,743	2,727	4,889	—	546,892	53,000
Total shares acquired	2,658,737	61,741	148,400	273,833	2,087,996	2,538,759
Shares redeemed	(35,268)	(12,436)	(48,353)	(68,137)	(125,198)	(4,271)
Net increase (decrease) in shares owned	2,623,469	49,305	100,047	205,696	1,962,798	2,534,488
Shares owned, beginning of period	1,184,389	18,665	30,013	200,877	5,553,079	2,468,374
Shares owned, end of period	3,807,858	67,970	130,060	406,573	7,515,877	5,002,862
Cost of shares acquired (000's)	$36,339	$587	$1,289	$2,881	$31,864	$38,027
Proceeds from sales (000's)	$4,503	$146	$387	$930	$7,988	$2,767

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

5.  INVESTMENTS — (Continued)

Fund Name	Franklin Small-Mid Cap Growth Securities	Franklin Small Cap Value Securities CL 2	Franklin US Government Fund	Templeton Growth Securities	Templeton Foreign Securities	Templeton Global Income Securities Fund
Shares purchased	219,741	47,019	3,703,100	618,399	1,406,635	759,428
Shares received from reinvestment of dividends	—	—	130,166	116,797	278,003	172,116
Total shares acquired	219,741	47,019	3,833,266	735,196	1,684,638	931,544
Shares redeemed	(26,766)	—	(31,720)	(197,999)	(89,630)	(79,187)
Net increase (decrease) in shares owned	192,975	47,019	3,801,546	537,197	1,595,008	852,357
Shares owned, beginning of period	191,915	—	2,059,557	3,377,428	2,695,440	972,572
Shares owned, end of period	384,890	47,019	5,861,103	3,914,625	4,290,448	1,824,929
Cost of shares acquired (000's)	$3,557	$595	$55,796	$9,130	$20,712	$18,379
Proceeds from sales (000's)	$757	$5	$6,727	$4,159	$3,983	$4,188
Fund Name	Mutual Shares Securities	American Asset Allocation Fund Class 2	Legg Mason ClearBridge Variable Mid Cap Core II	Legg Mason ClearBridge Variable Small Cap Growth II	PIMCO VIT Long-Term US Government Advisor	PIMCO VIT Low Duration Advisor
Shares purchased	2,691,562	1,330,626	46,217	6,473	10,467	55,153
Shares received from reinvestment of dividends	113,137	30,800	—	—	795	1,478
Total shares acquired	2,804,699	1,361,426	46,217	6,473	11,262	56,631
Shares redeemed	(57,729)	(23,698)	(1,398)	(9)	(13)	(3,271)
Net increase (decrease) in shares owned	2,746,970	1,337,728	44,819	6,464	11,249	53,360
Shares owned, beginning of period	4,709,306	360,840	—	—	—	—
Shares owned, end of period	7,456,276	1,698,568	44,819	6,464	11,249	53,360
Cost of shares acquired (000's)	$41,534	$19,090	$492	$76	$131	$600
Proceeds from sales (000's)	$5,684	$817	$16	$—	$—	$46

Fund Name	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term Advisor	PIMCO VIT Total Return Advisor	Royce Capital Fund Micro-Cap SC	Royce Capital Fund Small-Cap SC
Shares purchased	162,361	39,910	861,342	34,484	169,652
Shares received from reinvestment of dividends	3,632	275	17,220	—	—
Total shares acquired	165,993	40,185	878,562	34,484	169,652
Shares redeemed	—	(4,376)	—	(935)	—
Net increase (decrease) in shares owned	165,993	35,809	878,562	33,549	169,652
Shares owned, beginning of period	—	—	—	—	—
Shares owned, end of period	165,993	35,809	878,562	33,549	169,652
Cost of shares acquired (000's)	$2,163	$408	$9,777	$318	$1,444
Proceeds from sales (000's)	$41	$45	$49	$12	$17

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	7,050	$10.38	$20.14	$102,665	1.70%	0.70%	1.80%	7.26%	17.61%
Goldman Sachs Strategic International Equity	5,461	$9.53	$16.11	$66,642	1.80%	0.70%	1.80%	3.63%	27.92%
Goldman Sachs Structured US Equity	2,664	$8.46	$22.51	$47,291	1.93%	0.70%	1.80%	6.57%	20.42%
Goldman Sachs Structured Small Cap Equity	2,335	$8.86	$21.84	$42,564	1.15%	0.70%	1.80%	11.54%	26.91%
Goldman Sachs Capital Growth	4,222	$9.23	$21.10	$57,200	0.44%	0.70%	1.80%	8.73%	46.86%
Goldman Sachs Mid Cap Value	1,113	$13.16	$14.10	$15,140	1.78%	0.70%	1.80%	9.67%	32.35%
Goldman Sachs Capital Growth SC	780	$9.22	$13.72	$8,455	0.35%	0.70%	1.80%	8.60%	46.47%
Goldman Sachs Growth & Income SC	7,182	$7.99	$12.88	$59,900	2.26%	0.70%	1.80%	7.10%	27.28%
Goldman Sachs Strategic International Equity SC	6,034	$7.66	$13.63	$47,605	2.10%	0.70%	1.80%	3.52%	31.58%
Goldman Sachs Structured Small Cap Equity SC	2,494	$9.00	$13.83	$23,015	1.32%	0.70%	1.80%	11.40%	31.89%
Goldman Sachs Structured US Equity SC	54	$8.12	$12.91	$610	4.36%	0.70%	1.80%	6.58%	25.42%
Goldman Sachs VIT Growth Opportunities SC	15	$10.87	$10.90	$160	0.00%	0.70%	1.80%	10.97%	11.16	%(a)
Calvert Balanced	197	$10.27	$13.01	$2,500	2.09%	0.70%	1.80%	4.69%	24.98%
MFS Growth Series IC	445	$9.09	$14.79	$6,223	0.33%	0.70%	1.80%	8.10%	36.71%
MFS Research IC	771	$9.79	$13.13	$9,740	1.54%	0.70%	1.80%	7.01%	29.63%
MFS Investors Trust IC	1,081	$9.74	$13.07	$13,402	1.75%	0.70%	1.80%	6.80%	26.01%
MFS Total Return IC	3,124	$14.23	$17.34	$50,952	3.96%	0.70%	1.80%	3.32%	17.20%
MFS New Discovery IC	166	$15.00	$19.78	$3,135	0.00%	0.70%	1.80%	11.66%	62.04%
MFS Utilities IC	352	$19.83	$21.88	$7,500	5.24%	0.70%	1.80%	9.31%	32.29%
MFS Investors Growth Stock IC	608	$6.00	$6.67	$3,807	0.74%	0.70%	1.80%	8.01%	38.58%
MFS Growth Series SC	361	$8.95	$14.56	$4,399	0.02%	0.70%	1.80%	8.08%	36.50%
MFS Research SC	146	$9.63	$13.21	$1,692	1.12%	0.70%	1.80%	6.94%	29.42%
MFS Investors Trust SC	401	$9.58	$13.03	$4,690	1.04%	0.70%	1.80%	6.73%	27.03%
MFS Total Return SC	5,167	$11.25	$17.05	$70,091	3.11%	0.70%	1.80%	3.20%	17.89%
MFS New Discovery SC	1,226	$11.71	$19.45	$18,647	0.00%	0.70%	1.80%	11.62%	61.95%
MFS Utilities SC	703	$13.44	$21.52	$12,561	4.02%	0.70%	1.80%	9.23%	32.07%
MFS Investors Growth Stock SC	8,802	$5.90	$13.50	$59,428	0.39%	0.70%	1.80%	7.92%	38.26%
MFS VIT Research Bond SC	512	$10.02	$10.04	$5,135	0.00%	0.70%	1.80%	0.15%	0.32	%(a)
MFS VIT Value SC	313	$10.43	$10.45	$3,269	0.00%	0.70%	1.80%	6.09%	6.27	%(a)
Oppenheimer Money Fund/VA	26,031	$0.99	$11.35	$39,701	0.39%	0.70%	1.80%	–1.48%	–0.10%
Oppenheimer Mid Cap Fund/VA	307	$7.22	$10.68	$3,184	0.00%	0.70%	1.80%	9.68%	31.68%
Oppenheimer Capital Appreciation Fund/VA	1,023	$10.38	$15.39	$14,414	0.34%	0.70%	1.80%	9.53%	43.51%
Oppenheimer Main Street Fund/VA	1,463	$9.03	$11.96	$16,591	2.03%	0.70%	1.80%	6.76%	27.39%
Oppenheimer Strategic Bond Fund/VA	1,886	$16.24	$17.59	$31,922	0.55%	0.70%	1.80%	0.92%	18.00%
Oppenheimer Global Securites Fund/VA	745	$17.90	$22.76	$15,790	2.41%	0.70%	1.80%	6.01%	38.79%
Oppenheimer High Income Fund/VA	501	$3.49	$3.69	$1,809	0.00%	0.70%	1.80%	3.43%	24.44%
Oppenheimer Mid Cap Fund/VA SC	108	$7.09	$13.12	$1,009	0.00%	0.70%	1.80%	9.57%	31.47%
Oppenheimer Capital Appreciation Fund/VA SC	3,074	$10.09	$15.14	$33,237	0.00%	0.70%	1.80%	9.44%	43.29%
Oppenheimer Main Street Fund/VA SC	490	$8.93	$13.01	$5,321	1.44%	0.70%	1.80%	6.71%	27.23%
Oppenheimer Strategic Bond Fund/VA SC	6,748	$10.86	$17.28	$103,033	0.18%	0.70%	1.80%	0.86%	17.87%
Oppenheimer Global Securites Fund/VA SC	2,125	$13.13	$22.41	$33,272	1.82%	0.70%	1.80%	5.90%	38.52%
Oppenheimer High Income Fund/VA SC	669	$2.97	$13.28	$2,444	0.00%	0.70%	1.80%	3.37%	26.88%
Van Eck WW Hard Asset	13	$37.60	$40.59	$493	0.24%	0.70%	1.80%	9.09%	56.43%
Van Eck WW Real Estate	—	$18.86	$19.91	$—	0.00%	0.70%	1.80%	6.61%	42.38%
Van Kampen Capital Growth	2,047	$4.29	$4.77	$9,270	0.11%	0.70%	1.80%	10.16%	64.91%
Van Kampen Enterprise	—	$3.72	$4.14	$—	3.83%	0.70%	1.80%	1.28%	2.41%
Van Kampen Comstock	4,098	$13.21	$14.69	$57,187	4.87%	0.70%	1.80%	6.05%	27.88%
Van Kampen Growth & Income	4,887	$12.36	$13.74	$63,791	4.16%	0.70%	1.80%	5.31%	23.50%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Van Kampen Mid Cap Growth II	981	$4.89	$14.68	$8,186	0.00%	0.70%	1.80%	8.95%	55.44%
Van Kampen UIF Equity and Income II	7,483	$11.76	$14.38	$102,699	2.80%	0.70%	1.80%	4.21%	24.02%
Van Kampen Government Portfolio II	10,640	$9.99	$11.85	$121,179	6.06%	0.70%	1.80%	–1.01%	1.08%
Van Kampen Capital Growth II	837	$4.22	$14.45	$4,993	0.00%	0.70%	1.80%	10.07%	64.65%
Van Kampen Enterprise II	—	$3.67	$9.24	$—	2.54%	0.70%	1.80%	1.14%	2.37%
Van Kampen Comstock II	7,520	$10.66	$14.45	$97,953	4.32%	0.70%	1.80%	6.00%	30.99%
Van Kampen Growth & Income II	6,303	$11.47	$13.51	$81,924	3.61%	0.70%	1.80%	5.25%	30.26%
Van Kampen LIT Global Tactical Asst Allc II	6	$10.20	$10.22	$59	2.84%	0.70%	1.80%	3.26%	3.43	%(a)
Van Kampen UIF International Growth Equity II	486	$7.51	$14.41	$5,061	0.58%	0.70%	1.80%	5.10%	36.69%
Van Kampen UIF Global Real Estate II	118	$8.06	$14.85	$1,135	0.01%	0.70%	1.80%	5.04%	47.70%
Van Kampen UIF US Mid Cap Value II	—	$10.41	$10.43	$4	0.00%	0.70%	1.80%	7.18%	7.37	%(a)
Lord Abbett Growth & Income	10,957	$9.94	$12.75	$115,999	1.02%	0.70%	1.80%	5.40%	26.23%
Lord Abbett Bond Debenture	9,841	$12.45	$16.37	$145,488	7.64%	0.70%	1.80%	3.45%	33.50%
Lord Abbett Mid Cap Value	8,794	$10.68	$13.35	$99,744	0.51%	0.70%	1.80%	9.14%	28.38%
Lord Abbett Growth Opportunities	1,909	$12.66	$15.29	$28,263	0.00%	0.70%	1.80%	11.69%	44.67%
Lord Abbett America's Value	3,890	$12.11	$14.85	$53,743	3.59%	0.70%	1.80%	5.78%	22.67%
Lord Abbett International	2,418	$8.04	$15.10	$20,445	1.92%	0.70%	1.80%	3.65%	46.99%
Lord Abbett Large Cap Core	404	$8.94	$12.77	$4,229	1.37%	0.70%	1.80%	6.94%	24.75%
Lord Abbett Series All Value VC (Variable Contract)	143	$10.47	$10.50	$1,497	0.39%	0.70%	1.80%	8.17%	8.36	%(a)
Fidelity Index 500 Portfolio SC2	2,421	$8.73	$13.20	$23,061	2.59%	0.70%	1.80%	7.03%	28.13%
Fidelity Growth Portfolio SC2	282	$8.25	$12.99	$2,619	0.24%	0.70%	1.80%	9.46%	27.20%
Fidelity Contrafund Portfolio SC2	6,990	$9.07	$13.64	$70,514	1.35%	0.70%	1.80%	8.23%	34.66%
Fidelity Mid Cap SC2	2,265	$9.39	$15.44	$25,088	0.58%	0.70%	1.80%	6.22%	38.91%
Fidelity Equity Income SC2	883	$8.11	$13.54	$8,765	2.96%	0.70%	1.80%	5.82%	30.71%
Fidelity Investment Grade Bonds SC2	4,030	$11.15	$12.28	$46,684	8.56%	0.70%	1.80%	0.02%	14.78%
Fidelity Freedom Fund - 2015 Maturity Date SC2	65	$9.32	$12.48	$662	5.24%	0.70%	1.80%	4.06%	24.27%
Fidelity Freedom Fund - 2020 Maturity Date SC2	116	$8.98	$12.91	$1,233	6.41%	0.70%	1.80%	4.98%	27.78%
Franklin Flex Cap Growth Securities	414	$9.31	$13.25	$4,444	0.00%	0.70%	1.80%	8.36%	32.17%
Franklin Income Securities	9,563	$10.60	$13.42	$106,124	7.96%	0.70%	1.80%	6.28%	34.78%
Franklin Rising Dividend Securities	8,406	$8.67	$12.65	$79,345	1.37%	0.70%	1.80%	6.09%	23.56%
Franklin Small-Mid Cap Growth Securities	652	$8.66	$13.75	$6,493	0.00%	0.70%	1.80%	9.11%	42.71%
Franklin Small Cap Value Securities CL 2	59	$10.17	$10.19	$600	0.00%	0.70%	1.80%	7.57%	7.75	%(a)
Franklin US Government Fund	6,841	$10.04	$11.49	$75,432	3.44%	0.70%	1.80%	–0.81%	2.48%
Templeton Growth Securities	4,487	$8.40	$14.06	$40,712	3.10%	0.70%	1.80%	6.38%	33.50%
Templeton Foreign Securities	5,441	$10.09	$14.23	$57,707	2.66%	0.70%	1.80%	4.47%	36.37%
Templeton Global Income Securities Fund	2,454	$11.34	$13.39	$31,626	12.90%	0.70%	1.80%	2.33%	17.97%
Mutual Shares Securities	11,447	$8.63	$13.18	$108,713	2.05%	0.70%	1.80%	4.54%	25.29%
American Asset Allocation Fund Class 2	2,288	$9.15	$12.40	$24,884	3.95%	0.70%	1.80%	5.91%	23.24%
Legg Mason ClearBridge Variable Mid Cap Core II	47	$10.42	$10.45	$488	0.00%	0.70%	1.80%	8.62%	8.80	%(a)
Legg Mason ClearBridge Variable Small Cap Growth II	7	$10.57	$10.60	$79	0.00%	0.70%	1.80%	11.37%	11.56	%(a)
PIMCO VIT Long-Term US Government Advisor	12	$9.41	$9.43	$117	0.88%	0.70%	1.80%	–3.50%	–3.34	%(a)
PIMCO VIT Low Duration Advisor	54	$10.07	$10.09	$539	0.42%	0.70%	1.80%	0.28%	0.45	%(a)
PIMCO VIT Real Return Advisor	204	$10.11	$10.14	$2,065	0.29%	0.70%	1.80%	0.36%	0.53	%(a)
PIMCO VIT Short-Term Advisor	36	$10.00	$10.03	$361	0.26%	0.70%	1.80%	–0.14%	0.03	%(a)
PIMCO VIT Total Return Advisor	950	$9.99	$10.02	$9,506	0.71%	0.70%	1.80%	0.03%	0.20	%(a)

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2009				For the Year Ended December 31, 2009
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Royce Capital Fund Micro-Cap SC	30	$10.60	$10.62	$318	0.00%	0.70%	1.80%	10.96%	11.15	%(a)
Royce Capital Fund Small-Cap SC	142	$10.28	$10.31	$1,466	0.00%	0.70%	1.80%	7.04%	7.23	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date November 2, 2009

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	8,277	$8.87	$17.23	$104,626	1.88%	0.70%	1.80%	–35.70%	–34.91%
Goldman Sachs Strategic International Equity	6,276	$7.49	$12.68	$60,831	3.08%	0.70%	1.80%	–46.93%	–46.28%
Goldman Sachs Structured US Equity	3,373	$7.06	$18.81	$50,399	1.46%	0.70%	1.80%	–38.13%	–37.38%
Goldman Sachs Structured Small Cap Equity	2,770	$7.06	$17.32	$40,302	0.65%	0.70%	1.80%	–35.21%	–34.42%
Goldman Sachs Capital Growth	5,064	$6.32	$14.46	$47,943	0.12%	0.70%	1.80%	–42.81%	–42.11%
Goldman Sachs Mid Cap Value	1,326	$9.99	$10.67	$13,664	0.95%	0.70%	1.80%	–38.18%	–37.43%
Goldman Sachs Capital Growth SC	207	$6.35	$8.57	$1,325	0.00%	0.70%	1.80%	–40.93%	11.19	%(a)
Goldman Sachs Growth & Income SC	2,273	$6.88	$9.36	$15,746	7.85%	0.70%	1.80%	–34.56%	9.79	%(a)
Goldman Sachs Strategic International Equity SC	2,207	$6.06	$9.34	$13,459	12.80%	0.70%	1.80%	–43.66%	14.55	%(a)
Goldman Sachs Structured Small Cap Equity SC	889	$7.18	$9.26	$6,421	2.70%	0.70%	1.80%	–30.78%	21.95	%(a)
Goldman Sachs Structured US Equity SC	2	$6.82	$9.37	$16	14.73%	0.70%	1.80%	–34.60%	12.00	%(a)
Calvert Balanced	233	$8.25	$10.46	$2,372	2.18%	0.70%	1.80%	–32.56%	–31.80%
MFS Growth Series IC	555	$6.68	$10.88	$5,775	0.23%	0.70%	1.80%	–38.54%	–37.86%
MFS Research IC	1,024	$7.58	$10.18	$10,068	0.55%	0.70%	1.80%	–37.24%	–36.53%
MFS Investors Trust IC	1,411	$7.76	$10.43	$14,011	0.87%	0.70%	1.80%	–34.29%	–33.55%
MFS Total Return IC	3,938	$12.19	$14.87	$55,247	3.25%	0.70%	1.80%	–23.53%	–22.68%
MFS New Discovery IC	193	$9.29	$12.27	$2,259	0.00%	0.70%	1.80%	–40.42%	–39.75%
MFS Utilities IC	481	$15.05	$16.63	$7,786	1.57%	0.70%	1.80%	–38.79%	–38.11%
MFS Investors Growth Stock IC	759	$4.38	$4.81	$3,449	0.60%	0.70%	1.80%	–38.01%	–37.31%
MFS Growth Series SC	135	$6.59	$10.73	$1,084	0.00%	0.70%	1.80%	–38.67%	9.37%
MFS Research SC	108	$7.48	$10.04	$968	0.27%	0.70%	1.80%	–37.40%	11.57%
MFS Investors Trust SC	196	$7.66	$10.29	$1,752	0.53%	0.70%	1.80%	–34.46%	10.79%
MFS Total Return SC	4,274	$9.72	$14.66	$50,260	2.88%	0.70%	1.80%	–23.72%	7.98%
MFS New Discovery SC	556	$7.31	$12.09	$5,198	0.00%	0.70%	1.80%	–40.61%	21.62%
MFS Utilities SC	429	$10.23	$16.40	$6,489	1.33%	0.70%	1.80%	–38.93%	8.33%
MFS Investors Growth Stock SC	5,062	$4.32	$9.12	$24,832	0.23%	0.70%	1.80%	–38.11%	9.69%
Oppenheimer Money Fund/VA	31,725	$1.00	$11.38	$48,892	2.67%	0.70%	1.80%	0.01%	2.16%
Oppenheimer Mid Cap Fund/VA	374	$5.50	$8.16	$2,961	0.00%	0.70%	1.80%	–49.98%	–49.42%
Oppenheimer Capital Appreciation Fund/VA	1,343	$7.26	$10.78	$13,323	0.15%	0.70%	1.80%	–46.50%	–45.90%
Oppenheimer Main Street Fund/VA	1,835	$7.12	$9.44	$16,474	0.23%	0.70%	1.80%	–39.58%	–38.90%
Oppenheimer Strategic Bond Fund/VA	2,445	$13.92	$14.91	$35,314	5.35%	0.70%	1.80%	–15.75%	–14.81%
Oppenheimer Global Securites Fund/VA	978	$12.95	$16.49	$15,075	1.53%	0.70%	1.80%	–41.27%	–40.61%
Oppenheimer High Income Fund/VA	527	$2.83	$2.98	$1,539	4.53%	0.70%	1.80%	–79.06%	–78.82%
Oppenheimer Mid Cap Fund/VA SC	80	$5.42	$8.39	$511	0.00%	0.70%	1.80%	–50.13%	13.13%
Oppenheimer Capital Appreciation Fund/VA SC	1,562	$7.12	$10.64	$11,936	4.44%	0.70%	1.80%	–46.64%	12.52%
Oppenheimer Main Street Fund/VA SC	380	$7.05	$9.36	$3,139	0.00%	0.70%	1.80%	–39.73%	14.43%
Oppenheimer Strategic Bond Fund/VA SC	3,243	$9.28	$14.70	$44,127	4.02%	0.70%	1.80%	–16.02%	5.46%
Oppenheimer Global Securites Fund/VA SC	1,753	$9.53	$16.29	$20,125	1.81%	0.70%	1.80%	–41.41%	15.35%
Oppenheimer High Income Fund/VA SC	460	$2.40	$3.48	$1,263	10.22%	0.70%	1.80%	–78.96%	1.19%
Van Eck WW Hard Asset	12	$24.13	$26.09	$315	0.31%	0.70%	1.80%	–47.10%	–46.50%
Van Eck WW Real Estate	16	$13.40	$14.06	$227	5.79%	0.70%	1.80%	–55.93%	–55.43%
Van Kampen Capital Growth	2,585	$2.63	$2.89	$7,130	0.54%	0.70%	1.80%	–49.91%	–49.34%
Van Kampen Enterprise	2,084	$3.68	$4.04	$8,033	1.11%	0.70%	1.80%	–43.98%	–43.35%
Van Kampen Comstock	5,341	$10.45	$11.49	$58,591	2.76%	0.70%	1.80%	–36.83%	–36.12%
Van Kampen Growth & Income	6,292	$10.12	$11.13	$66,832	2.26%	0.70%	1.80%	–33.26%	–32.51%
Van Kampen Mid Cap Growth II	586	$3.19	$8.92	$2,642	0.00%	0.70%	1.80%	–47.79%	13.23%
Van Kampen UIF Equity and Income II	7,391	$9.71	$11.82	$84,044	2.39%	0.70%	1.80%	–24.07%	9.35%
Van Kampen Government Portfolio II	6,703	$10.32	$11.82	$76,782	3.36%	0.70%	1.80%	–0.31%	5.82%
Van Kampen Capital Growth II	860	$2.60	$8.63	$2,927	0.19%	0.70%	1.80%	–50.03%	10.93%
Van Kampen Enterprise II	693	$3.63	$9.07	$3,202	0.73%	0.70%	1.80%	–44.10%	10.78%
Van Kampen Comstock II	7,678	$8.39	$11.33	$78,079	2.30%	0.70%	1.80%	–36.96%	13.27%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2008				For the Year Ended December 31, 2008
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Van Kampen Growth & Income II	5,175	$9.35	$10.96	$54,367	1.78%	0.70%	1.80%	–33.43%	12.00%
Van Kampen UIF International Growth Equity II	44	$5.59	$9.04	$245	0.00%	0.70%	1.80%	–47.26%	15.94	%(a)
Van Kampen UIF Global Real Estate II	19	$5.80	$8.62	$114	0.59%	0.70%	1.80%	–46.72%	24.54	%(a)
Lord Abbett Growth & Income	12,258	$8.52	$9.43	$109,218	1.40%	0.70%	1.80%	–37.57%	15.12%
Lord Abbett Bond Debenture	7,587	$9.59	$12.27	$87,991	6.10%	0.70%	1.80%	–19.02%	5.40%
Lord Abbett Mid Cap Value	9,247	$8.52	$9.46	$83,188	1.27%	0.70%	1.80%	–40.45%	14.28%
Lord Abbett Growth Opportunities	1,325	$8.85	$10.58	$13,453	0.00%	0.70%	1.80%	–39.36%	11.77%
Lord Abbett America's Value	4,023	$9.92	$12.12	$45,721	3.78%	0.70%	1.80%	–27.52%	8.52%
Lord Abbett International	995	$5.53	$9.43	$5,544	2.95%	0.70%	1.80%	–46.65%	16.80	%(a)
Lord Abbett Large Cap Core	70	$7.25	$9.27	$513	2.83%	0.70%	1.80%	–30.14%	9.25	%(a)
Fidelity Index 500 Portfolio SC2	1,922	$7.03	$9.21	$14,156	2.44%	0.70%	1.80%	–38.20%	10.89%
Fidelity Growth Portfolio SC2	219	$6.55	$8.61	$1,520	0.51%	0.70%	1.80%	–48.18%	9.38%
Fidelity Contrafund Portfolio SC2	5,157	$6.81	$9.62	$37,541	1.01%	0.70%	1.80%	–43.64%	11.93%
Fidelity Mid Cap SC2	1,434	$6.83	$11.17	$10,754	0.24%	0.70%	1.80%	–40.60%	14.18%
Fidelity Equity Income SC2	448	$6.35	$9.07	$3,047	2.40%	0.70%	1.80%	–43.76%	13.16%
Fidelity Investment Grade Bonds SC2	1,325	$9.93	$10.75	$13,763	3.41%	0.70%	1.80%	–5.05%	3.10%
Fidelity Freedom Fund - 2015 Maturity Date SC2	20	$7.58	$9.44	$152	2.25%	0.70%	1.80%	–26.58%	8.30	%(a)
Fidelity Freedom Fund - 2020 Maturity Date SC2	32	$7.10	$9.27	$231	11.16%	0.70%	1.80%	–31.65%	9.82	%(a)
Franklin Flex Cap Growth Securities	227	$7.12	$9.12	$1,651	0.12%	0.70%	1.80%	–36.38%	8.77%
Franklin Income Securities	7,749	$7.95	$9.62	$62,972	5.44%	0.70%	1.80%	–30.82%	9.36%
Franklin Rising Dividend Securities	4,409	$7.51	$9.65	$33,866	1.76%	0.70%	1.80%	–28.30%	12.17%
Franklin Small-Mid Cap Growth Securities	360	$6.13	$8.84	$2,255	0.00%	0.70%	1.80%	–43.45%	10.33%
Franklin US Government Fund	2,399	$10.37	$11.22	$26,754	3.84%	0.70%	1.80%	1.50%	6.94%
Templeton Growth Securities	4,155	$6.51	$9.19	$27,695	1.82%	0.70%	1.80%	–43.28%	12.69%
Templeton Foreign Securities	3,793	$7.48	$9.38	$29,003	2.42%	0.70%	1.80%	–41.36%	13.16%
Templeton Global Income Securities Fund	1,472	$10.41	$11.35	$16,631	3.85%	0.70%	1.80%	4.46%	5.57%
Mutual Shares Securities	7,792	$6.96	$9.11	$55,476	3.23%	0.70%	1.80%	–38.15%	8.67%
American Asset Allocation Fund Class 2	581	$7.47	$7.51	$4,359	6.06%	0.70%	1.80%	–27.86%	–27.55	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date May 1, 2008

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2007				For the Year Ended December 31, 2007
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,262	$13.70	$26.65	$185,965	1.74%	0.70%	1.80%	–2.41%	0.88%
Goldman Sachs Strategic International Equity	5,618	$14.01	$23.76	$108,518	1.41%	0.70%	1.80%	–3.57%	7.23%
Goldman Sachs Structured US Equity	4,180	$11.33	$30.24	$101,497	0.96%	0.70%	1.80%	–4.04%	–2.22%
Goldman Sachs Structured Small Cap Equity	3,032	$10.89	$26.58	$68,860	0.35%	0.70%	1.80%	–17.99%	–4.46%
Goldman Sachs Capital Growth	4,996	$10.97	$25.14	$88,535	0.18%	0.70%	1.80%	–2.60%	9.47%
Goldman Sachs Mid Cap Value Fund	1,717	$16.04	$17.06	$28,395	0.72%	0.70%	1.80%	1.34%	2.58%
Calvert Social Balanced	305	$12.15	$15.43	$4,586	2.24%	0.70%	1.80%	0.90%	2.03%
MFS Emerging Growth IC	669	$10.79	$17.61	$11,373	0.00%	0.70%	1.80%	18.98%	20.32%
MFS Research IC	1,207	$12.00	$16.14	$18,846	0.72%	0.70%	1.80%	11.16%	12.41%
MFS Investors Trust IC	1,815	$11.73	$15.79	$27,319	0.87%	0.70%	1.80%	8.31%	9.53%
MFS Total Return IC	5,156	$15.83	$19.34	$94,003	2.63%	0.70%	1.80%	2.33%	3.48%
MFS New Discovery IC	266	$15.48	$20.48	$5,189	0.00%	0.70%	1.80%	0.66%	1.80%
MFS Utility IC	616	$24.41	$27.03	$16,240	0.98%	0.70%	1.80%	25.59%	27.00%
MFS Investors Growth Stock IC	989	$7.06	$7.68	$7,211	0.35%	0.70%	1.80%	9.35%	10.58%
MFS Emerging Growth SC	158	$10.67	$17.41	$1,991	0.00%	0.70%	1.80%	–1.69%	20.15%
MFS Research SC	79	$11.86	$15.95	$1,139	0.45%	0.70%	1.80%	–0.75%	12.25%
MFS Investors Trust SC	207	$11.60	$15.61	$2,832	0.58%	0.70%	1.80%	–0.60%	9.37%
MFS Total Return SC	4,375	$12.73	$19.11	$66,382	2.28%	0.70%	1.80%	–1.41%	3.31%
MFS New Discovery SC	115	$12.30	$20.24	$1,725	0.00%	0.70%	1.80%	–5.69%	1.63%
MFS Utility SC	449	$24.01	$26.70	$11,037	0.77%	0.70%	1.80%	0.75%	26.79%
MFS Investors Growth Stock SC	1,340	$6.98	$13.43	$10,765	0.04%	0.70%	1.80%	–1.45%	10.36%
Oppenheimer Money Fund/VA	14,275	$1.20	$11.14	$24,483	4.85%	0.70%	1.80%	0.52%	4.32%
Oppenheimer Mid Cap/VA	497	$10.93	$16.21	$7,825	0.00%	0.70%	1.80%	4.41%	5.58%
Oppenheimer Capital Appreciation/VA	1,800	$13.48	$20.04	$33,058	0.24%	0.70%	1.80%	12.09%	13.35%
Oppenheimer Main Street/VA	2,374	$11.70	$15.54	$35,224	0.88%	0.70%	1.80%	2.36%	3.51%
Oppenheimer Strategic Bond/VA	3,146	$16.52	$17.50	$53,675	3.77%	0.70%	1.80%	7.71%	8.92%
Oppenheimer Global Securities/VA	1,280	$21.89	$27.92	$33,452	1.37%	0.70%	1.80%	4.40%	5.57%
Oppenheimer High Income/VA	656	$13.40	$14.14	$9,102	7.69%	0.70%	1.80%	–1.91%	–0.80%
Oppenheimer Mid Cap/VA SC	72	$10.79	$16.02	$925	0.00%	0.70%	1.80%	–4.42%	5.40%
Oppenheimer Capital Appreciation/VA SC	600	$13.33	$19.82	$8,613	0.01%	0.70%	1.80%	–3.05%	13.17%
Oppenheimer Main Street/VA SC	420	$11.62	$15.44	$5,727	1.00%	0.70%	1.80%	–4.00%	3.71%
Oppenheimer Strategic Bond/VA SC	1,923	$12.34	$17.31	$29,986	2.84%	0.70%	1.80%	0.81%	8.89%
Oppenheimer Global Securities/VA SC	1,867	$16.19	$27.64	$35,800	1.10%	0.70%	1.80%	–3.76%	5.44%
Oppenheimer High Income/VA SC	418	$11.41	$13.96	$5,427	6.61%	0.70%	1.80%	–3.56%	–1.07%
Van Eck WW Hard Asset	16	$45.29	$49.04	$756	0.13%	0.70%	1.80%	42.73%	44.33%
Van Eck WW Real Estate	21	$30.23	$31.73	$644	1.19%	0.70%	1.80%	–0.93%	0.18%
Van Kampen Strategic Growth	3,341	$5.25	$5.71	$18,294	0.05%	0.70%	1.80%	14.85%	16.14%
Van Kampen Enterprise	2,732	$6.56	$7.14	$18,689	0.42%	0.70%	1.80%	10.65%	11.89%
Van Kampen Comstock	7,199	$16.54	$17.98	$124,254	1.85%	0.70%	1.80%	–3.81%	–2.73%
Van Kampen Growth & Income	8,389	$15.16	$16.49	$132,702	1.65%	0.70%	1.80%	0.94%	2.08%
Van Kampen Aggressive Growth II	566	$6.10	$15.49	$4,469	0.00%	0.70%	1.80%	–4.27%	16.89%
Van Kampen UIF Equity & Income II	7,705	$13.45	$15.40	$113,837	1.81%	0.70%	1.80%	–2.05%	2.74%
Van Kampen Government II	3,554	$10.87	$11.72	$40,460	3.42%	0.70%	1.80%	1.34%	6.37%
Van Kampen Strategic Growth II	927	$5.19	$13.82	$6,251	0.00%	0.70%	1.80%	–3.73%	15.94%
Van Kampen Enterprise II	807	$6.48	$13.69	$6,591	0.16%	0.70%	1.80%	–3.57%	11.78%
Van Kampen Comstock II	8,416	$13.21	$17.77	$133,265	1.51%	0.70%	1.80%	–4.35%	–2.92%
Van Kampen Growth and Income II	4,728	$14.43	$16.29	$73,445	1.31%	0.70%	1.80%	–2.36%	1.91%
Lord Abbett Growth & Income	14,597	$13.64	$14.54	$206,549	1.20%	0.70%	1.80%	–2.76%	2.81%
Lord Abbett Bond Debenture	8,823	$11.95	$14.99	$125,336	5.96%	0.70%	1.80%	–1.02%	5.55%
Lord Abbett Mid Cap Value	10,176	$14.21	$15.43	$152,115	0.43%	0.70%	1.80%	–5.12%	–0.03%
Lord Abbett Growth Opportunities	1,055	$14.58	$17.25	$17,342	0.00%	0.70%	1.80%	–0.75%	20.55%
Lord Abbett America's Value	4,576	$13.69	$16.54	$70,839	3.13%	0.70%	1.80%	–3.72%	2.54%
Fidelity Index 500 Portfolio SC2	921	$11.38	$13.81	$11,084	4.98%	0.70%	1.80%	–2.60%	4.55%
Fidelity Growth Portfolio SC2	228	$12.65	$14.97	$2,998	0.20%	0.70%	1.80%	–3.06%	25.90%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2007				For the Year Ended December 31, 2007
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Contrafund Portfolio SC2	2,776	$12.08	$17.05	$36,053	1.17%	0.70%	1.80%	–1.97%	16.60%
Fidelity Mid Cap SC2	928	$11.50	$18.69	$12,110	0.51%	0.70%	1.80%	–3.27%	14.64%
Fidelity Equity Income SC2	395	$11.28	$14.28	$4,794	2.16%	0.70%	1.80%	–3.76%	0.66%
Fidelity Investment Grade Bonds SC2	851	$10.65	$11.26	$9,281	2.17%	0.70%	1.80%	0.79%	3.46%
Franklin Flex Cap Growth Securities	154	$11.19	$11.40	$1,746	0.12%	0.70%	1.80%	–3.37%	13.63%
Franklin Income Securities	5,677	$11.49	$11.70	$66,135	3.16%	0.70%	1.80%	–1.96%	3.13%
Franklin Rising Dividend Securities	1,886	$10.47	$10.66	$20,034	1.76%	0.70%	1.80%	–4.30%	–2.24%
Franklin Small-Mid Cap Growth Securities	271	$10.85	$11.04	$2,978	0.00%	0.70%	1.80%	–5.18%	10.57%
Franklin US Government	462	$10.41	$10.49	$4,838	0.66%	0.70%	1.80%	1.50%	4.35	%(a)
Templeton Growth Securities	3,580	$11.48	$11.69	$41,710	1.29%	0.70%	1.80%	–3.20%	1.73%
Templeton Foreign Securities	1,658	$12.76	$13.00	$21,444	1.63%	0.70%	1.80%	–0.75%	14.76%
Templeton Global Income Securities	628	$10.67	$10.75	$6,736	0.31%	0.70%	1.80%	–0.73%	5.72	%(a)
Mutual Shares Securities	5,817	$11.25	$11.46	$66,373	1.35%	0.70%	1.80%	–2.81%	2.86%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date May 1, 2007

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,401	$13.65	$26.60	$198,556	1.64%	0.70%	1.80%	13.88%	21.90%
Goldman Sachs Strategic International Equity	5,073	$13.13	$22.30	$98,974	1.64%	0.70%	1.80%	6.98%	21.37%
Goldman Sachs Structured US Equity	4,999	$11.65	$31.13	$128,155	1.01%	0.70%	1.80%	6.99%	12.22%
Goldman Sachs Structured Small Cap Equity	3,301	$13.26	$32.23	$93,533	0.62%	0.70%	1.80%	–0.53%	11.60%
Goldman Sachs Capital Growth	4,898	$10.07	$23.12	$88,430	0.12%	0.70%	1.80%	3.41%	7.91%
Goldman Sachs Mid Cap Value Fund	1,977	$15.70	$16.65	$31,995	1.02%	0.70%	1.80%	14.08%	15.47%
Calvert Social Small Cap Growth	81	$13.61	$14.69	$1,133	0.00%	0.70%	1.80%	–1.02%	0.08%
Calvert Social Balanced	363	$11.95	$15.21	$5,378	1.99%	0.70%	1.80%	6.82%	8.01%
MFS Emerging Growth IC	874	$9.00	$14.72	$12,473	0.00%	0.70%	1.80%	5.96%	7.14%
MFS Research IC	1,586	$10.72	$14.43	$22,247	0.53%	0.70%	1.80%	8.50%	9.71%
MFS Investors Trust IC	2,354	$10.75	$14.49	$32,585	0.52%	0.70%	1.80%	10.97%	12.21%
MFS Total Return IC	6,217	$15.36	$18.80	$110,254	2.41%	0.70%	1.80%	9.89%	11.11%
MFS New Discovery IC	370	$15.27	$20.23	$7,218	0.00%	0.70%	1.80%	11.19%	12.43%
MFS Utility IC	753	$19.30	$21.40	$15,747	2.04%	0.70%	1.80%	28.91%	30.35%
MFS Investors Growth Stock IC	1,316	$6.46	$6.94	$8,736	0.00%	0.70%	1.80%	5.65%	6.83%
MFS Emerging Growth SC	86	$8.92	$14.58	$977	0.00%	0.70%	1.80%	0.87%	6.97%
MFS Research SC	58	$10.62	$14.30	$754	0.30%	0.70%	1.80%	5.35%	9.54%
MFS Investors Trust SC	204	$10.66	$14.37	$2,585	0.25%	0.70%	1.80%	7.30%	12.02%
MFS Total Return SC	4,091	$12.43	$18.62	$59,810	2.05%	0.70%	1.80%	7.69%	10.96%
MFS New Discovery SC	106	$12.24	$20.05	$1,600	0.00%	0.70%	1.80%	1.37%	12.26%
MFS Utility SC	353	$19.02	$21.20	$6,869	1.63%	0.70%	1.80%	22.72%	30.18%
MFS Investors Growth Stock SC	230	$6.40	$12.22	$1,766	0.00%	0.70%	1.80%	3.51%	6.66%
Oppenheimer Money Fund/VA	11,077	$1.15	$10.68	$18,568	4.52%	0.70%	1.80%	2.82%	4.10%
Oppenheimer Mid Cap/VA	681	$10.39	$15.44	$10,263	0.00%	0.70%	1.80%	1.11%	2.24%
Oppenheimer Capital Appreciation/VA	2,320	$11.94	$17.78	$38,027	0.39%	0.70%	1.80%	6.01%	7.20%
Oppenheimer Main Street/VA	3,090	$11.35	$15.10	$44,580	1.20%	0.70%	1.80%	12.96%	14.22%
Oppenheimer Strategic Bond/VA	3,755	$15.34	$16.07	$59,200	4.50%	0.70%	1.80%	5.56%	6.74%
Oppenheimer Global Securities/VA	1,495	$20.82	$26.59	$37,401	1.02%	0.70%	1.80%	15.58%	16.87%
Oppenheimer High Income/VA	862	$13.56	$14.34	$12,136	7.71%	0.70%	1.80%	7.46%	8.66%
Oppenheimer Mid Cap/VA SC	59	$10.29	$15.30	$763	0.00%	0.70%	1.80%	–3.15%	2.09%
Oppenheimer Capital Appreciation/VA SC	587	$11.84	$17.63	$7,559	0.16%	0.70%	1.80%	2.63%	7.04%
Oppenheimer Main Street/VA SC	406	$11.26	$14.98	$5,461	0.87%	0.70%	1.80%	7.87%	14.07%
Oppenheimer Strategic Bond/VA SC	1,219	$11.46	$15.91	$16,795	3.40%	0.70%	1.80%	4.42%	6.59%
Oppenheimer Global Securities/VA SC	1,628	$15.42	$26.39	$29,055	0.65%	0.70%	1.80%	6.76%	16.66%
Oppenheimer High Income/VA SC	434	$11.66	$14.20	$5,658	7.10%	0.70%	1.80%	5.49%	8.57%
Van Eck WW Hard Asset	19	$31.51	$34.17	$635	0.07%	0.70%	1.80%	22.26%	23.62%
Van Eck WW Real Estate	28	$30.29	$31.85	$861	1.65%	0.70%	1.80%	28.57%	30.00%
Van Kampen Strategic Growth	4,381	$4.57	$4.92	$20,761	0.00%	0.70%	1.80%	1.01%	2.14%
Van Kampen Enterprise	3,565	$5.93	$6.38	$21,909	0.45%	0.70%	1.80%	5.16%	6.33%
Van Kampen Comstock	8,733	$17.19	$18.49	$155,778	1.48%	0.70%	1.80%	14.20%	15.47%
Van Kampen Growth & Income	10,080	$15.02	$16.15	$156,993	1.19%	0.70%	1.80%	14.15%	15.42%
Van Kampen Aggressive Growth II	569	$5.29	$13.30	$3,583	0.00%	0.70%	1.80%	–5.34%	4.30%
Van Kampen UIF Equity & Income II	6,960	$13.16	$15.00	$99,719	1.15%	0.70%	1.80%	7.95%	11.90%
Van Kampen Government II	1,686	$10.35	$11.01	$18,046	3.81%	0.70%	1.80%	1.26%	4.13%
Van Kampen Strategic Growth II	1,049	$4.53	$11.92	$5,981	0.00%	0.70%	1.80%	–3.51%	2.01%
Van Kampen Enterprise II	908	$5.87	$12.25	$6,655	0.18%	0.70%	1.80%	1.89%	6.13%
Van Kampen Comstock II	7,811	$13.67	$18.33	$125,427	1.16%	0.70%	1.80%	10.18%	15.35%
Van Kampen Growth and Income II	4,290	$14.23	$16.00	$65,091	0.88%	0.70%	1.80%	9.62%	15.28%
Lord Abbett Growth & Income	15,459	$13.40	$14.15	$213,503	1.27%	0.70%	1.80%	7.86%	16.57%
Lord Abbett Bond Debenture	9,316	$11.45	$14.21	$125,851	5.93%	0.70%	1.80%	5.51%	8.67%
Lord Abbett Mid Cap Value	10,549	$14.27	$15.45	$158,160	0.52%	0.70%	1.80%	7.63%	11.56%
Lord Abbett Growth Opportunities	1,084	$12.23	$14.32	$14,741	0.00%	0.70%	1.80%	–1.70%	7.25%
Lord Abbett America's Value	4,088	$13.41	$16.14	$61,270	2.68%	0.70%	1.80%	9.24%	13.87%
Fidelity Index 500 Portfolio SC2	122	$11.00	$13.33	$1,568	1.00%	0.70%	1.80%	8.66%	14.23%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2006				For the Year Ended December 31, 2006
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Growth Portfolio SC2	51	$10.15	$11.97	$571	0.08%	0.70%	1.80%	1.07%	5.46%
Fidelity Contrafund Portfolio SC2	896	$10.47	$14.76	$10,423	1.54%	0.70%	1.80%	2.74%	10.27%
Fidelity Mid Cap SC2	326	$10.14	$16.38	$4,112	0.06%	0.70%	1.80%	–1.78%	11.23%
Fidelity Equity Income SC2	141	$11.33	$14.31	$1,781	3.60%	0.70%	1.80%	10.19%	18.67%
Fidelity Investment Grade Bonds SC2	233	$10.40	$10.93	$2,493	1.85%	0.70%	1.80%	2.58%	4.69%
Franklin Flex Cap Growth Securities	62	$9.95	$10.03	$623	0.00%	0.70%	1.80%	0.17%	0.88	%(a)
Franklin Income Securities	1,563	$11.26	$11.34	$17,694	0.56%	0.70%	1.80%	10.93%	11.72	%(a)
Franklin Rising Dividend Securities	324	$10.94	$11.03	$3,568	0.25%	0.70%	1.80%	7.52%	8.28	%(a)
Franklin Small-Mid Cap Growth Securities	91	$9.91	$9.99	$906	0.00%	0.70%	1.80%	–0.38%	0.33	%(a)
Templeton Foreign Securities	411	$11.24	$11.32	$4,647	0.33%	0.70%	1.80%	8.32%	9.09	%(a)
Templeton Growth Securities	1,248	$11.41	$11.50	$14,321	0.21%	0.70%	1.80%	10.40%	11.18	%(a)
Mutual Shares Securities	1,735	$11.05	$11.14	$19,290	0.24%	0.70%	1.80%	9.04%	9.81	%(a)

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)  Start date May 1, 2006

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Goldman Sachs Growth & Income	9,845	$11.25	$21.96	$180,757	1.62%	0.70%	1.80%	2.75%	4.00%
Goldman Sachs International Equity	5,029	$10.87	$18.49	$84,818	0.31%	0.70%	1.80%	6.28%	7.57%
Goldman Sachs CORE U.S. Equity	5,606	$10.43	$27.93	$136,893	0.73%	0.70%	1.80%	1.40%	2.63%
Goldman Sachs CORE Small Cap Equity	3,679	$12.02	$29.07	$98,294	0.23%	0.70%	1.80%	–0.51%	0.70%
Goldman Sachs Capital Growth	5,407	$9.38	$21.56	$97,206	0.14%	0.70%	1.80%	1.92%	3.16%
Goldman Sachs Mid Cap Value Fund	1,581	$13.66	$14.44	$22,332	0.85%	0.70%	1.80%	7.23%	8.43%
Calvert Social Small Cap Growth	114	$13.75	$14.68	$1,607	0.00%	0.70%	1.80%	–10.79%	–9.80%
Calvert Social Balanced	485	$11.11	$14.16	$6,705	1.64%	0.70%	1.80%	3.76%	4.91%
MFS Emerging Growth	1,138	$8.44	$13.81	$15,157	0.00%	0.70%	1.80%	3.36%	4.51%
MFS Research	2,055	$9.81	$13.23	$26,485	0.49%	0.70%	1.80%	10.31%	11.54%
MFS Investors Trust	3,051	$9.62	$12.99	$37,976	0.58%	0.70%	1.80%	0.98%	2.10%
MFS Total Return	7,579	$13.88	$17.01	$121,877	2.05%	0.70%	1.80%	3.22%	4.37%
MFS New Discovery	453	$13.64	$18.10	$7,946	0.00%	0.70%	1.80%	14.75%	16.02%
MFS Utility	870	$14.87	$16.51	$14,065	0.59%	0.70%	1.80%	12.26%	13.51%
MFS Investors Growth Stock	1,636	$6.11	$6.50	$10,239	0.36%	0.70%	1.80%	5.87%	7.05%
MFS Emerging Growth SC	54	$8.38	$13.72	$557	0.00%	0.70%	1.80%	3.15%	4.40%
MFS Research SC	33	$9.74	$13.14	$400	0.28%	0.70%	1.80%	9.98%	11.32%
MFS Investors Trust SC	169	$9.56	$12.91	$1,915	0.29%	0.70%	1.80%	0.76%	1.98%
MFS Total Return SC	3,202	$11.25	$16.90	$43,645	1.61%	0.70%	1.80%	2.98%	4.24%
MFS New Discovery SC	71	$11.02	$17.98	$1,067	0.00%	0.70%	1.80%	14.48%	15.87%
MFS Utility SC	224	$14.68	$16.39	$3,410	0.33%	0.70%	1.80%	12.02%	13.38%
MFS Investors Growth Stock SC	262	$6.07	$11.50	$1,752	0.14%	0.70%	1.80%	5.64%	6.93%
Oppenheimer Money Fund	8,753	$1.11	$10.26	$11,330	2.79%	0.70%	1.80%	2.50%	3.64%
Oppenheimer Aggressive Growth	915	$10.20	$15.19	$13,569	0.00%	0.70%	1.80%	0.48%	1.60%
Oppenheimer Capital Appr	2,950	$11.19	$16.68	$45,647	0.98%	0.70%	1.80%	4.08%	5.24%
Oppenheimer Main Street	3,960	$9.97	$13.29	$50,482	1.43%	0.70%	1.80%	18.84%	20.16%
Oppenheimer Strategic Bond	4,734	$14.53	$15.05	$70,385	4.76%	0.70%	1.80%	2.24%	3.49%
Oppenheimer Global Securities	1,563	$17.89	$22.88	$33,853	1.03%	0.70%	1.80%	0.99%	2.21%
Oppenheimer High Income	1,042	$12.53	$13.27	$13,573	6.51%	0.70%	1.80%	0.64%	1.87%
Oppenheimer Aggressive Growth SC	62	$10.13	$15.09	$772	0.00%	0.70%	1.80%	0.18%	1.40%
Oppenheimer Capital Appr SC	421	$11.12	$16.58	$5,250	0.65%	0.70%	1.80%	3.85%	5.11%
Oppenheimer Main Street SC	338	$9.92	$13.22	$4,078	1.04%	0.70%	1.80%	9.12%	10.45%
Oppenheimer Strategic Bond SC	753	$10.87	$14.94	$10,014	3.59%	0.70%	1.80%	6.00%	7.18%
Oppenheimer Global Securitie SC	807	$13.28	$22.76	$13,025	0.55%	0.70%	1.80%	0.83%	1.95%
Oppenheimer High Income SC	391	$10.86	$13.17	$4,770	5.07%	0.70%	1.80%	48.96%	50.61%
Van Eck WW Hard Assets Fund	23	$25.59	$27.79	$628	0.36%	0.70%	1.80%	5.71%	6.99%
Van Eck WW Real Estate Fund	40	$23.40	$24.64	$977	2.24%	0.70%	1.80%	6.21%	7.40%
Van Kampen Emerging Growth	5,458	$4.53	$4.82	$25,464	0.28%	0.70%	1.80%	7.75%	9.06%
Van Kampen Enterprise	4,520	$5.64	$6.00	$26,269	0.78%	0.70%	1.80%	2.07%	3.31%
Van Kampen Comstock	10,226	$15.05	$16.01	$158,754	1.22%	0.70%	1.80%	1.42%	2.66%
Van Kampen Growth & Income	11,743	$13.16	$13.99	$159,286	1.13%	0.70%	1.80%	4.17%	5.43%
Van Kampen Aggressive Growth II	677	$5.13	$12.81	$3,718	0.00%	0.70%	1.80%	5.94%	7.23%
Van Kampen UIF Equity & Income II	5,675	$11.81	$13.42	$73,357	0.66%	0.70%	1.80%	10.80%	12.15%
Van Kampen Government II	1,224	$10.22	$10.75	$12,781	2.96%	0.70%	1.80%	4.60%	5.87%
Van Kampen Emerging Growth II	1,043	$4.50	$11.69	$5,658	0.01%	0.70%	1.80%	5.46%	6.74%
Van Kampen Enterprise II	907	$5.60	$11.54	$6,014	0.44%	0.70%	1.80%	11.67%	13.02%
Van Kampen Comstock II	6,119	$11.90	$15.90	$86,783	0.76%	0.70%	1.80%	8.02%	9.22%
Van Kampen Growth and Income II	3,380	$12.40	$13.89	$44,912	0.73%	0.70%	1.80%	1.10%	2.33%
Lord Abbett Growth & Income	15,605	$11.54	$12.15	$185,911	1.02%	0.70%	1.80%	2.36%	3.60%
Lord Abbett Bond Debenture	9,531	$10.66	$13.09	$119,941	5.04%	0.70%	1.80%	2.62%	3.76%
Lord Abbett Mid Cap Value	10,297	$12.85	$13.86	$139,462	0.48%	0.70%	1.80%	5.11%	6.38%
Lord Abbett Growth Opportunities	862	$11.53	$13.37	$10,994	0.00%	0.70%	1.80%	5.39%	6.56%
Lord Abbett America's Value	3,358	$11.83	$14.19	$44,789	2.72%	0.70%	1.80%	6.97%	8.27%
Fidelity Index 500 Portfolio SC2	56	$11.33	$11.72	$645	0.03%	0.70%	1.80%	2.99%	3.46%

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

6.  FINANCIAL HIGHLIGHTS — (Continued)

	As of December 31, 2005				For the Year Ended December 31, 2005
	Units	Unit Fair Value	Unit Fair Value	Net Assets	Investment Income	Expense Ratio		Total Return
Fund Name	(000's)	Lowest	Highest	(000's)	Ratio*	Lowest**	Highest**	Lowest***	Highest***
Fidelity Growth Portfolio SC2	10	$10.95	$11.37	$111	0.16%	0.70%	1.80%	3.93%	4.40%
Fidelity Contrafund Portfolio SC2	82	$13.04	$13.44	$1,067	0.03%	0.70%	1.80%	14.90%	15.43%
Fidelity Mid Cap SC2	36	$14.10	$14.72	$530	0.00%	0.70%	1.80%	16.25%	16.78%
Fidelity Equity Income SC2	16	$11.42	$12.12	$188	0.12%	0.70%	1.80%	3.99%	4.47%
Fidelity Investment Grade Bonds SC2	44	$10.21	$10.61	$469	0.68%	0.70%	1.80%	0.37%	0.83%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessd by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

**These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

7.  EXPENSES

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Expense Type	Range
Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is deducted through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.	0.50% - 1.65%

Administrative Charge
An annual fee is assessed to reimburse Protective Life for expenses incurred in the administration of the contract and the Separate Account. The charge is assessed through the reduction of unit values.	0.10% - 0.15%

Contract Maintenance Fee
This annual charge is assessed through the redemption of units and is waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000.	$0 - $35

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is assessed through the redemption of units and is based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.	0.00% - 8.50%

Transfer Fee Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year as a redemption of units.	$25

Optional Benefit Fee
Optional benefits may be elected by policyholders. These benefits include death benefits and living benefits. The fees for such benefits are deducted monthly and assessed through redemption of units. These fees are calculated on either a "Benefit Base" basis or a "Net Amount at Risk" basis.	0.10% - 1.15% on benefit base $0.25034 per $1000 - $18.93618 per $1000 on net amount at risk.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

8.  RELATED PARTY TRANSACTIONS

Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

Protective Life offers a loan privilege to certain contract owners. Such contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $26,000 at December 31, 2009.

9.  SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2009, and through the financial statement issuance date of April 23, 2010. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Share Owner of
Protective Life Insurance Company:

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Protective Life Insurance Company and its subsidiaries (the "Company") at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for the recognition and presentation of other-than-temporary-impairments effective January 1, 2009. Additionally, the Company changed its measurement and disclosures related to the determination of fair value effective January 1, 2008, and its methods of accounting for deferred acquisition costs in connection with modifications or exchanges of insurance contracts, uncertainty in income taxes, certain hybrid financial instruments, and the servicing of financial assets, effective January 1, 2007.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Birmingham, Alabama
March 31, 2010

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Revenues
Premiums and policy fees	$2,674,680	$2,679,449	$2,723,208
Reinsurance ceded	(1,509,036)	(1,568,770)	(1,585,399)
Net of reinsurance ceded	1,165,644	1,110,679	1,137,809
Net investment income	1,603,063	1,618,214	1,613,803
Realized investment (losses) gains:
Derivative financial instruments	(176,880)	116,592	(274)
All other investments	303,709	(280,667)	4,804
Other-than-temporary impairment losses	(227,587)	(311,579)	—
Portion of loss recognized in other comprehensive income (before taxes)	47,696	—	—
Net impairment losses recognized in earnings	(179,891)	(311,579)	—
Other income	212,443	85,092	85,759
Total revenues	2,928,088	2,338,331	2,841,901
Benefits and expenses
Benefits and settlement expenses, net of reinsurance ceded: (2009 — $1,430,621; 2008 — $1,492,392; 2007 — $1,540,744)	1,960,046	1,961,737	1,880,017
Amortization of deferred policy acquisition costs and value of business acquired	320,357	206,497	269,639
Other operating expenses, net of reinsurance ceded: (2009 — $212,393; 2008 — $221,143; 2007 — $265,623)	222,651	256,470	296,289
Total benefits and expenses	2,503,054	2,424,704	2,445,945
Income (loss) before income tax	425,034	(86,373)	395,956
Income tax (benefit) expense
Current	(55,885)	7,798	(47,305)
Deferred	203,448	(40,013)	190,828
Total income tax (benefit) expense	147,563	(32,215)	143,523
Net income (loss)	$277,471	$(54,158)	$252,433

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

	As of December 31,
	2009	2008
	(Dollars In Thousands)
Assets
Investments:
Fixed maturities, at fair market value (amortized cost: 2009 — $23,190,949; 2008 — $23,052,830)	$22,795,260	$20,068,600
Equity securities, at fair market value (cost: 2009 — $240,764; 2008 — $316,487)	235,124	260,495
Mortgage loans	3,870,587	3,839,925
Investment real estate, net of accumulated depreciation (2009 — $615; 2008 — $453)	7,347	7,510
Policy loans	794,276	810,933
Other long-term investments	216,189	436,777
Short-term investments	1,039,947	1,048,327
Total investments	28,958,730	26,472,567
Cash	162,858	127,809
Accrued investment income	280,467	278,846
Accounts and premiums receivable, net of allowance for uncollectible amounts (2009 — $5,130; 2008 — $5,137)	44,786	44,877
Reinsurance receivables	5,239,852	5,175,228
Deferred policy acquisition costs and value of business acquired	3,625,271	4,147,068
Goodwill	93,068	96,166
Property and equipment, net of accumulated depreciation (2009 — $121,948; 2008 — $116,677)	35,823	38,004
Other assets	402,062	409,641
Income tax receivable	122,208	78,484
Deferred income tax	—	362,533
Assets related to separate accounts
Variable annuity	2,948,457	2,027,470
Variable universal life	316,007	242,944
Total Assets	$42,229,589	$39,501,637
Liabilities
Policy liabilities and accruals
Future policy benefits and claims	$17,326,759	$17,007,883
Unearned premiums	1,176,422	1,200,260
Total policy liabilities and accruals	18,503,181	18,208,143
Stable value product account balances	3,581,150	4,960,405
Annuity account balances	9,911,040	9,357,427
Other policyholders' funds	514,952	420,946
Other liabilities	644,663	857,972
Deferred income taxes	577,349	—
Non-recourse funding obligations	1,555,000	1,505,000
Liabilities related to separate accounts
Variable annuity	2,948,457	2,027,470
Variable universal life	316,007	242,944
Total liabilities	38,551,799	37,580,307
Commitments and contingencies — Note 11
Shareowners' equity
Preferred Stock; $1 par value, shares authorized: 2,000; Liquidation preference: $2,000	2	2
Common Stock, $1 par value, shares authorized and issued: 2009 and 2008 — 5,000,000	5,000	5,000
Additional paid-in-capital	1,361,734	1,226,734
Note receivable from PLC Employee Stock Ownership Plan	—	(853)
Retained earnings	2,579,504	2,302,033
Accumulated other comprehensive income (loss):
Net unrealized (losses) on investments, net of income tax: (2009 — $(118,243); 2008 — $(858,022))	(219,121)	(1,564,824)
Net unrealized (losses) gains relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2009 — $(16,694); 2008 — $0)	(31,002)	—
Accumulated (loss) — hedging, net of income tax: (2009 — $(10,182); 2008 — $(25,980))	(18,327)	(46,762)
Total shareowners' equity	3,677,790	1,921,330
Total liabilities and shareowners' equity	$42,229,589	$39,501,637

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY

	Preferred Stock	Common Stock	Additional Paid-In- Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Hedging	Total Share Owners' Equity
	(Dollars In Thousands)
Balance, December 31, 2006	$2	$5,000	$1,114,269	$(1,995)	$2,100,404	$41,772	$(5,954)	$3,253,498
Net income for 2007					252,433			252,433
Change in net unrealized gains/ losses on investments (net of income tax — $(46,909))						(84,268)		(84,268)
Reclassification adjustment for amounts included in net income (net of income tax — $(1,536))						(2,759)		(2,759)
Change in accumulated gain (loss) hedging (net of income tax — $(2,650))							(4,778)	(4,778)
Reclassification adjustment for hedging amounts included in net income (net of income tax — $(828))							(1,490)	(1,490)
Comprehensive income for 2007								159,138
Capital contributions			6,727					6,727
Cumulative effect adjustments					1,884			1,884
Decrease in note receivable from PLC ESOP				550				550
Balance, December 31, 2007	$2	$5,000	$1,120,996	$(1,445)	$2,354,721	$(45,255)	$(12,222)	$3,421,797
Net loss for 2008					(54,158)			(54,158)
Change in net unrealized gains/ losses on investments (net of income tax — $(940,699))						(1,715,790)		(1,715,790)
Reclassification adjustment for investment amounts included in net income (net of income tax — $107,868)						196,221		196,221
Change in accumulated gain (loss) hedging (net of income tax — $(20,085))							(36,135)	(36,135)
Reclassification adjustment for hedging amounts included in net income (net of income tax — $877)							1,595	1,595
Comprehensive loss for 2008								(1,608,267)
Capital contributions			105,738					105,738
Cumulative effect adjustments					1,470			1,470
Decrease in note receivable from PLC ESOP				592				592
Balance, December 31, 2008	$2	$5,000	$1,226,734	$(853)	$2,302,033	$(1,564,824)	$(46,762)	$1,921,330
Net income for 2009					277,471			277,471
Change in net unrealized gains/ losses on investments (net of income tax — $683,454)						1,241,296		1,241,296
Reclassification adjustment for investment amounts included in net income (net of income tax — $56,325)						104,407		104,407
Change in net unrealized gains/ losses relating to other-than- temporary impaired investments for which a a portion has been recognized in earnings (net of income tax — $(16,694))						(31,002)		(31,002)
Change in accumulated gain (loss) hedging (net of income tax — $15,502)							27,904	27,904
Reclassification adjustment for hedging amounts included in net income (net of income tax — $295)							531	531
Comprehensive loss for 2009								1,620,607
Capital contributions			135,000					135,000
Decrease in note receivable from PLC ESOP				853				853
Balance, December 31, 2009	$2	$5,000	$1,361,734	$—	$2,579,504	$(250,123)	$(18,327)	$3,677,790

See Notes to Consolidated Financial Statement

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Cash flows from operating activities
Net income (loss)	$277,471	$(54,158)	$252,433
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment losses (gains)	53,062	475,654	(4,530)
Amortization of deferred policy acquisition costs and value of business acquired	320,357	206,497	269,639
Capitalization of deferred policy acquisition costs	(397,963)	(383,611)	(411,987)
Depreciation expense	7,712	10,584	10,608
Deferred income tax	65,703	59,223	183,271
Accrued income tax	(43,724)	61,609	(14,238)
Interest credited to universal life and investment products	993,245	1,043,676	1,010,944
Policy fees assessed on universal life and investment products	(586,842)	(575,128)	(570,420)
Change in reinsurance receivables	(64,624)	(141,480)	(436,932)
Change in accrued investment income and other receivables	(1,530)	29,099	85,104
Change in policy liabilities and other policyholders' funds of traditional life and health products	242,165	361,934	453,376
Trading securities:
Maturities and principal reductions of investments	562,758	443,941	370,042
Sale of investments	908,466	1,329,350	1,816,728
Cost of investments acquired	(856,223)	(1,763,347)	(2,244,453)
Other net change in trading securities	(144,838)	(38,217)	239,731
Change in other liabilities	(106,983)	(79,532)	14,985
Other income — surplus note repurchase	(132,262)	—	—
Other, net	125,661	(197,594)	(148,422)
Net cash provided by operating activities	1,221,611	788,500	875,879
Cash flows from investing activities
Investments available-for-sale:
Maturities and principal reductions of investments	2,388,691	1,874,173	1,372,856
Sale of investments	1,665,127	2,885,176	2,264,220
Cost of investments acquired	(4,495,508)	(5,664,258)	(4,673,277)
Mortgage loans:
New borrowings	(288,764)	(894,528)	(900,739)
Repayments	256,189	328,006	484,513
Change in investment real estate, net	293	509	34,809
Change in policy loans, net	16,657	7,347	21,222
Change in other long-term investments, net	(54,126)	41,674	(34,200)
Change in short-term investments, net	118,167	(112,407)	(121,641)
Purchase of property and equipment	(8,408)	(6,749)	(12,752)
Sales of property and equipment	—	408	—
Net cash used in investing activities	(401,682)	(1,540,649)	(1,564,989)
Cash flows from financing activities
Net proceeds from securities sold under repurchase agreements	—	—	(16,949)
Payments on liabilities related to variable interest entities	—	—	(20,395)
Issuance of non-recourse funding obligations	850,000	130,000	950,000
Payments to retire non-recourse funding obligations	(667,738)	—	—
Capital contributions	135,000	13,010	6,727
Investments product deposits and change in universal life deposits	2,590,081	5,287,343	3,429,793
Investment product withdrawals	(3,675,247)	(4,588,354)	(3,555,442)
Other financing activities, net	(16,976)	(68,548)	(35,536)
Net cash (used in) provided by financing activities	(784,880)	773,451	758,198
Change in cash	35,049	21,302	69,088
Cash at beginning of period	127,809	106,507	37,419
Cash at end of period	$162,858	$127,809	$106,507

See Notes to Consolidated Financial Statements

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

Basis of Presentation

Protective Life Insurance Company (the "Company"), a stock life insurance company, was founded in 1907. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose common stock is traded on the New York Stock Exchange (symbol: PL). The Company provides financial services through the production, distribution, and administration of insurance and investment products. The Company markets individual life insurance, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts. The Company also maintains a separate division devoted to the acquisition of insurance policies from other companies.

The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, persistency, and other factors.

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities (see also Note 18, Statutory Reporting Practices and Other Regulatory Matters).

Reclassifications

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income or shareowners' equity.

Entities Included

The consolidated financial statements include the accounts of Protective Life Insurance Company and its affiliate companies in which we hold a majority voting or economic interest. Intercompany balances and transactions have been eliminated.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs ("DAC") and amortization periods, goodwill recoverability, value of business acquired ("VOBA"), investment fair values and other-than-temporary impairments, future policy benefits, pension and other postretirement benefits, provision for income taxes, reserves for contingent liabilities, reinsurance risk transfer assessments and reserves for losses in connection with unresolved legal matters.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Significant Accounting Policies

Valuation of investment securities

The fair value for fixed maturity, short term, and equity securities, is determined by management after considering and evaluating one of three primary sources of information: third party pricing services, independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to: reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows and rates of prepayments. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices through recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities ("ABS"), collateralized mortgage obligations ("CMOs"), and mortgage-backed securities ("MBS") are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and rates of prepayments previously experienced at the interest rate levels projected for the underlying collateral. The basis for the cost of securities sold was determined at the Committee on Uniform Securities Identification Procedures ("CUSIP") level. The committee supplies a unique nine-character identification, called a CUSIP number, for each class of security approved for trading in the U.S., to facilitate clearing and settlement. These numbers are used when any buy and sell orders are recorded.

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cast, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, along with an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities, the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

For the year ended December 31, 2009, the Company recorded other-than-temporary impairments of investments of $179.9 million due to credit-related factors, resulting in a charge to earnings. Additionally, we recognized $47.7 million of non-credit losses in other comprehensive income for the securities where an other-than-temporary impairment was recorded. Other-than-temporary impairments of $311.6 million were recognized for the year ended December 31, 2008. For more information on impairments, refer to Note 4, Investment Operations.

Cash

Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. As a result of the Company's cash management system, checks issued but not presented to banks for payment may create negative book cash balances. Such negative balances are included in other liabilities and were $4.3 million and $21.3 million as of December 31, 2009 and 2008, respectively. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of a material loss.

Deferred Policy Acquisition Costs

The costs that vary with and are primarily related to the production of new business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products. DAC are subject to recoverability testing at the end of each accounting period. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization.

Based on the Accounting Standards Codification ("ASC" or "Codification") Financial Services-Insurance Topic, the Company makes certain assumptions regarding the mortality, persistency, expenses, and interest rates (equal to the rate used to compute liabilities for future policy benefits, currently 1.5% to 12.0%) the Company expects to experience in future periods. These assumptions are to be best estimates and are periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, using guidance from ASC Investments-Debt and Equity Securities Topic, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with our universal life and investment products had been realized. Acquisition costs for stable value contracts are amortized over the term of the contracts using the effective yield method.

Value of Businesses Acquired

In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies or investment contracts. This intangible asset, called VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company amortizes VOBA in proportion to gross premiums for traditional life products and in proportion to expected gross profits ("EGPs") for interest sensitive products, including accrued interest credited to account balances of up to approximately 7.75%.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Property and Equipment

The Company reports land, buildings, improvements, and equipment at cost, including interest capitalized during any acquisition or development period, less accumulated depreciation. The Company depreciates its assets using the straight-line method over the estimated useful lives of the assets. The Company's home office building is depreciated over a thirty-nine year useful life, furniture is depreciated over a ten year useful life, office equipment and machines are depreciated over a five year useful life, and software and computers are depreciated over a three year useful life. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

Property and equipment consisted of the following:

	As of December 31,
	2009	2008
	(Dollars In Thousands)
Home office building	$56,721	$56,278
Data processing equipment	51,945	48,962
Other, principally furniture and equipment	49,105	49,441
	157,771	154,681
Accumulated depreciation	(121,948)	(116,677)
	$35,823	$38,004

Separate Accounts

The separate account assets represent funds for which the Company does not bear the investment risk. These assets are carried at fair value and are equal to the separate account liabilities, which represent the policyholder's equity in those assets. These amounts are reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements. Amounts assessed against policy account balances for the costs of insurance, policy administration, and other services are included in premiums and policy fees in the accompanying Consolidated Statements of Income (Loss).

Stable Value Product Account Balances

The Company sells guaranteed funding agreements ("GFAs") to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. During 2003, the Company registered a funding agreement-backed notes program with the United States Securities and Exchange Commission (the "SEC"). Through this program, the Company was able to offer notes to both institutional and retail investors. As a result of the strong sales of these notes since their introduction in 2003, the amount available under this program was increased by $4 billion in 2005 through a second registration. In February of 2009, the Company updated the second registration in accordance with applicable SEC rules and such updated registration provides for the sale of the unsold portion of notes previously registered under the program. The segment's funding agreement-backed notes complement the Company's overall asset/liability management in that the terms of the funding agreements may be tailored to the needs of PLC as the seller of the funding agreements, as opposed to solely meeting the needs of the buyer.

In addition, the Company markets guaranteed investment contracts ("GICs") to 401(k) and other qualified retirement savings plans, and fixed and floating rate funding agreements to the trustees of municipal bond proceeds, institutional investors, bank trust departments, to the Federal Home Loan Bank ("FHLB"), and money market funds.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

GICs are contracts that specify a return on deposits for a specified period and often provide flexibility for withdrawals at book value in keeping with the benefits provided by the plan. Stable value product account balances include GICs and funding agreements the Company has issued. As of December 31, 2009 and 2008, the Company had $2.5 billion and $3.1 billion, respectively, of stable value product account balances marketed through structured programs. Most GICs and funding agreements the Company has written have maturities of one to ten years. As of December 31, 2009, future maturities of stable value products, excluding interest, were $1.1 billion in 2010, $1.5 billion in 2011-2012, $0.5 billion in 2013-2014, and $0.5 billion after 2014.

Derivative Financial Instruments

The Company records its derivative instruments on the balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP which requires that all derivative instruments be recognized in the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffective in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments". For additional information, see Note 20, Derivative Financial Instruments.

Insurance liabilities and reserves

Establishing an adequate liability for the Company's obligations to policyholders requires the use of certain assumptions. Estimating liabilities for future policy benefits on life and health insurance products requires the use of assumptions relative to future investment yields, mortality, morbidity, persistency, and other assumptions based on the Company's historical experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Determining liabilities for the Company's property and casualty insurance products also requires the use of assumptions, including the projected levels of used vehicle prices, the frequency and severity of claims, and the effectiveness of internal processes designed to reduce the level of claims. The Company's results depend significantly upon the extent to which its actual claims experience is consistent with the assumptions the Company used in determining its reserves and pricing its products. The Company's reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. The Company cannot determine with precision the ultimate amounts that it will pay for actual claims or the timing of those payments.

Guaranteed minimum withdrawal benefits

The Company also establishes liabilities for guaranteed minimum withdrawal benefits ("GMWB") on its variable annuity products. GAAP requires the GMWB liability to be marked-to-market using current implied

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

volatilities for the equity indices. The methods used to estimate the liabilities employ assumptions about mortality, lapses, policyholder behavior, equity market returns, interest rates, the Company's nonperformance risk measure, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. In the first quarter of 2009, the assumption for long term volatility used for projection purposes was updated to reflect recent market conditions. During 2009, the liability calculation was also changed to reflect a rate increase for certain GMWB policyholders. As of December 31, 2009, our net GMWB liability held was $13.8 million.

Goodwill

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to its operating segments (which are considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on our judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2009 and 2008, the Company evaluated its goodwill and determined that no adjustment to impair goodwill was necessary. As of December 31, 2009, the Company had goodwill of $93.1 million.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the marking to market value of investment assets, the deferral of policy acquisition costs, and the provision for future policy benefits and expenses.

The Company analyzes whether it needs to establish a valuation allowance on each of its deferred tax assets. In performing this analysis, the Company first considers the need for a valuation allowance on each separate deferred tax asset. Ultimately, it analyzes this need in the aggregate in order to prevent the double-counting of expected future taxable income in each of the foregoing separate analyses.

The Company's tax returns, except for Protective Life Insurance Company of New York which files separately, are included in PLC's consolidated U.S. income tax return.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Policyholder Liabilities, Revenues and Benefits Expense

Traditional Life, Health, and Credit Insurance Products

Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits, and they include whole life insurance policies, term and term-like life insurance policies, limited payment life insurance policies, and certain annuities with life contingencies. Traditional life insurance premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of DAC and VOBA. Gross premiums in excess of net premiums related to immediate annuities are deferred and recognized over the life of the policy.

Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions on December 31, 2009, range from approximately 5.0% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to us and claims incurred but not yet reported. Policy claims are charged to expense in the period in which the claims are incurred.

Activity in the liability for unpaid claims for life and health insurance is summarized as follows:

	As of December 31,
	2009	2008	2007
	(Dollars In Thousands)
Balance beginning of year	$218,571	$237,669	$167,757
Less: reinsurance	111,451	113,011	59,654
Net balance beginning of year	107,120	124,658	108,103
Incurred related to:
Current year	471,632	381,146	447,752
Prior year	36,228	50,123	(13,619)
Total incurred	507,860	431,269	434,133
Paid related to:
Current year	411,898	396,438	360,308
Prior year	52,165	52,289	57,270
Total paid	464,063	448,727	417,578
Other changes:
Acquisition and reserve transfers	—	(80)	—
Net balance end of year	150,917	107,120	124,658
Add: reinsurance	148,680	111,451	113,011
Balance end of year	$299,597	$218,571	$237,669

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Universal Life and Investment Products

Universal life and investment products include universal life insurance, guaranteed investment contracts, guaranteed funding agreements, deferred annuities, and annuities without life contingencies. Premiums and policy fees for universal life and investment products consist of fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Such fees are recognized when assessed and earned. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest rates credited to universal life products ranged from 3.0% to 12.6% and investment products ranged from 3.0% to 7.25% in 2009.

The Company's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

The Company establishes liabilities for guaranteed minimum death benefits ("GMDB") on its variable annuity products. The methods used to estimate the liabilities employ assumptions about mortality and the performance of equity markets. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Future declines in the equity market would increase the Company's GMDB liability. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. Our GMDB as of December 31, 2009, are subject to a dollar-for-dollar reduction upon withdrawal of related annuity deposits on contracts issued prior to January 1, 2003. As of December 31, 2009, the GMDB liability balance equals zero.

The Company also establishes liabilities for GMWB on its variable annuity products. The methods used to estimate the liabilities employ assumptions, about mortality, lapses, policyholder behavior, equity market returns, interest rates, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. Differences between the actual experience and the assumptions used result in variances in profit and could result in losses. As of December 31, 2009, the GMWB liability balance was $13.8 million.

Property and Casualty Insurance Products

Property and casualty insurance products include service contract business, surety bonds, residual value insurance, guaranteed asset protection ("GAP"), credit-related coverages, and inventory protection products. Premiums for service contracts and GAP products are recognized based on expected claim patterns. For all other products, premiums are generally recognized over the terms of the contract on a pro-rata basis. Fee income from providing administrative services is recognized as earned when the related services are performed. Unearned premium reserves are maintained for the portion of the premiums that is related to the unexpired period of the policy. Benefit reserves are recorded when insured events occur. Benefit reserves include case basis reserves for known but unpaid claims as of the balance sheet date as well as incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date. The case basis reserves and IBNR are calculated based on historical experience and on assumptions relating to claim severity and frequency, the level of used vehicle prices, and other factors. These assumptions are modified as necessary to reflect anticipated trends.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Reinsurance

The Company uses reinsurance extensively in certain of its segments. The following summarizes some of the key aspects of the Company's accounting policies for reinsurance.

Reinsurance Accounting Methodology — The Company accounts for reinsurance under the ASC Financial Services-Insurance Topic.

The Company's traditional life insurance products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements is in line with the requirements of that standard. Ceded premiums are treated as an offset to direct premium and policy fee revenue and are recognized when due to the assuming company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable financial reporting period. Expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances is treated as an offset to direct amortization of DAC or VOBA. Amortization of deferred expense allowances is calculated as a level percentage of expected premiums in all durations given expected future lapses and mortality and accretion due to interest.

The Company's short duration insurance contracts (primarily issued through the Asset Protection segment) are also subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Reinsurance allowances include such acquisition costs as commissions and premium taxes. A ceding fee is also collected to cover other administrative costs and profits for the Company. Reinsurance allowances received are capitalized and charged to expense in proportion to premiums earned. Ceded unamortized acquisition costs are netted with direct unamortized acquisition costs in the balance sheet.

The Company's universal life ("UL"), variable universal life, bank-owned life insurance ("BOLI"), and annuity products are subject to requirements under the ASC Financial Services-Insurance Topic and the recognition of the impact of reinsurance costs on the Company's financial statements are in line with the requirements of that standard. Ceded premiums and policy fees reduce premiums and policy fees recognized by the Company. Ceded claims are treated as an offset to direct benefits and settlement expenses and are recognized when the claim is incurred on a direct basis. Ceded policy reserve changes are also treated as an offset to benefits and settlement expenses and are recognized during the applicable valuation period. Commission and expense allowances paid by the assuming companies are treated as an offset to other operating expenses. Since reinsurance treaties typically provide for allowance percentages that decrease over the lifetime of a policy, allowances in excess of the "ultimate" or final level allowance are capitalized. Amortization of capitalized reinsurance expense allowances are amortized based on future expected gross profits. Assumptions regarding mortality, lapses, and interest rates are continuously reviewed and may be periodically changed. These changes will result in "unlocking" that changes the balance in the ceded deferred acquisition cost and can affect the amortization of DAC and VOBA. Ceded unearned revenue liabilities are also amortized based on expected gross profits. Assumptions are based on the best current estimate of expected mortality, lapses and interest spread.

Reinsurance Allowances — The amount and timing of reinsurance allowances (both first year and renewal allowances) are contractually determined by the applicable reinsurance contract and may or may not bear a

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

relationship to the amount and incidence of expenses actually paid by the ceding company. Many of the Company's reinsurance treaties do, in fact, have ultimate renewal allowances that exceed the direct ultimate expenses. Additionally, allowances are intended to reimburse the ceding company for some portion of the ceding company's commissions, expenses, and taxes. As a result, first year expenses paid by the Company may be higher than first year allowances paid by the reinsurer, and reinsurance allowances may be higher in later years than renewal expenses paid by the Company.

The Company recognizes allowances according to the prescribed schedules in the reinsurance contracts, which may or may not bear a relationship to actual expenses incurred by the Company. A portion of these allowances is deferred while the non-deferrable allowances are recognized immediately as a reduction of other operating expenses. The Company's practice is to defer reinsurance allowances in excess of the ultimate allowance. This practice is consistent with the Company's practice of capitalizing direct expenses. While the recognition of reinsurance allowances is consistent with GAAP, in some cases non-deferred reinsurance allowances may exceed non-deferred direct costs, which may cause net other operating expenses to be negative.
Ultimate reinsurance allowances are defined as the lowest allowance percentage paid by the reinsurer in any policy duration over the lifetime of a universal life policy (or through the end of the level term period for a traditional life policy). Ultimate reinsurance allowances are determined by the reinsurer and set by the individual contract of each treaty during the initial negotiation of each such contract. Ultimate reinsurance allowances and other treaty provisions are listed within each treaty and will differ between agreements since each reinsurance contract is a separately negotiated agreement. The Company uses the ultimate reinsurance allowances set by the reinsurers and contained within each treaty agreement to complete its accounting responsibilities.

Amortization of Reinsurance Allowances — Reinsurance allowances do not affect the methodology used to amortize DAC and VOBA, or the period over which such DAC and VOBA are amortized. Reinsurance allowances offset the direct expenses capitalized, reducing the net amount that is capitalized. The amortization pattern varies with changes in estimated gross profits arising from the allowances. DAC and VOBA on traditional life policies are amortized based on the pattern of estimated gross premiums of the policies in force. Reinsurance allowances do not affect the gross premiums, so therefore they do not impact traditional life amortization patterns. DAC and VOBA on universal life products are amortized based on the pattern of estimated gross profits of the policies in force. Reinsurance allowances are considered in the determination of estimated gross profits, and therefore do impact amortization patterns.

Reinsurance Liabilities — Claim liabilities and policy benefits are calculated consistently for all policies in accordance with GAAP, regardless of whether or not the policy is reinsured. Once the claim liabilities and policy benefits for the underlying policies are estimated, the amounts recoverable from the reinsurers are estimated based on a number of factors including the terms of the reinsurance contracts, historical payment patterns of reinsurance partners, and the financial strength and credit worthiness of reinsurance partners. Liabilities for unpaid reinsurance claims are produced from claims and reinsurance system records, which contain the relevant terms of the individual reinsurance contracts. The Company monitors claims due from reinsurers to ensure that balances are settled on a timely basis. Incurred but not reported claims are reviewed by the Company's actuarial staff to ensure that appropriate amounts are ceded.

The Company analyzes and monitors the credit worthiness of each of its reinsurance partners to minimize collection issues. For newly executed reinsurance contracts with reinsurance companies that do not meet predetermined standards, the Company requires collateral such as assets held in trusts or letters of credit.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Components of Reinsurance Cost — The following income statement lines are affected by reinsurance cost:

Premiums and policy fees ("reinsurance ceded" on the Company's financial statements) represent consideration paid to the assuming company for accepting the ceding company's risks. Ceded premiums and policy fees increase reinsurance cost.

Benefits and settlement expenses include incurred claim amounts ceded and changes in policy reserves. Ceded benefits and settlement expenses decrease reinsurance cost.

Amortization of deferred policy acquisition cost and VOBA reflects the amortization of capitalized reinsurance allowances. Ceded amortization decreases reinsurance cost.

Other expenses include reinsurance allowances paid by assuming companies to the Company less amounts capitalized. Non-deferred reinsurance allowances decrease reinsurance cost.

The Company's reinsurance programs do not materially impact the other income line of the Company's income statement. In addition, net investment income generally has no direct impact on the Company's reinsurance cost. However, it should be noted that by ceding business to the assuming companies, the Company forgoes investment income on the reserves ceded to the assuming companies. Conversely, the assuming companies will receive investment income on the reserves assumed which will increase the assuming companies' profitability on business assumed from the Company.

Subsequent Events

The Company has evaluated the effects of events subsequent to December 31, 2009, and through March 31, 2010, the date we filed our consolidated financial statements with the SEC. All accounting and disclosure requirements related to subsequent events are included in our consolidated financial statements.

Accounting Pronouncements Recently Adopted

Accounting Standard Update ("ASU" or "Update") No. 2009-01 — Generally Accepted Accounting Principles and Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles ("SFAS No. 168"). In June of 2009, the FASB issued SFAS No. 168 (effective July 1, 2009) to replace FASB Statement No. 162, The Hierarchy of Generally Accepted Accounting Principles ("SFAS No. 162") and authorize the ASC as the new source for authoritative GAAP and ends the practice of FASB issuing standards in the familiar forms. On July 1, 2009, the FASB implemented the ASC as the authoritative source, along with SEC guidance, for GAAP through issuance of ASU 2009-01. The FASB will no longer issue Statements of Financial Accounting Standards, but rather will issue Updates that will provide background information about the amended guidance along with a basis for conclusions regarding the change. These Updates will amend the ASC to reflect the new guidance issued by the FASB. The Company implemented the use of the ASC in the third quarter of 2009. The ASC changed the way the Company will reference authoritative accounting literature in its filings. The recently adopted standards are now part of the ASC. Accounting standards not yet adopted will consist of Updates as well as Statements issued before July 1, 2009, which are not yet effective.

ASU No. 2009-05 — Fair Value Measurements and Disclosures — Measuring Liabilities at Fair Value. In August of 2009, FASB issued ASU No. 2009-05 — Fair Value Measurements and Disclosures — Measuring Liabilities at Fair Value. This Update provides amendments to Subtopic 820-10, Fair Value Measurements and

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

Disclosures, for the fair value measurement of liabilities. This Update provides clarification that in circumstances in which a quoted price in an active market for the identical liability is not available, a reporting entity is required to measure fair value using one or more of the following techniques: 1) a valuation technique that uses the quoted price of the identical liability when traded as an asset and/or quoted prices for similar liabilities when traded as assets; 2) another valuation technique that is consistent with the principles of Topic 820. This Update is effective for the Company on September 30, 2009. This Update did not have a material impact on the Company's consolidated results of operations or financial position.

ASU No. 2009-06 — Income Taxes — Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. In September of 2009, FASB issued ASU No. 2009-06 — Income Taxes — Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities. This Update provides implementation guidance related to uncertainty in income tax reporting. This Update is effective for the Company on September 30, 2009. Based on our initial review of the Update, no changes in current practice are required. This Update did not have an impact on the Company's consolidated results of operations or financial position.

ASU No. 2009-12 — Fair Value Measurements and Disclosures — Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). In September of 2009, FASB issued ASU No. 2009-12 — Fair Value Measurements and Disclosures — Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This Update provides amendments to Subtopic 820-10, Fair Value Measurements and Disclosures, for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). This Update permits the use of a practical expedient when determining the net asset value. If the practical expedient is used, increased disclosures are required. This Update became effective for the Company as of December 31, 2009. This Update did not have an impact on the Company's consolidated results of operations or financial position.

ASU No. 2010-01 — Equity — Accounting for Distributions to Shareholders with Components of Stock and Cash. In January of 2010, FASB issued ASU No. 2010-01 — Equity — Accounting for Distributions to Shareholders with Components of Stock and Cash. This Update modifies guidance related to stock dividends. The amendments in this Update affect entities that declare dividends to shareholders that may be paid in cash or shares at the election of the shareholders with a potential limitation on the total amount of cash that all shareholders can elect to receive in the aggregate. Such a scenario is common for real estate investments trusts, but the amendments in this Update apply to other kinds of entities as well. This Update became effective as of December 31, 2009, for the Company. Based on the Company's initial review this Update will not have a material impact on the Company's consolidated results of operations or financial position.

ASU No. 2010-09 — Subsequent Events — Amendments to Certain Recognition and Disclosure Requirements. In February of 2010, FASB issued ASU No. 2010-09 — Subsequent Events — Amendments to Certain Recognition and Disclosure Requirements, to amend disclosures related to events occurring subsequent to year end. The amendment removes the requirement for an SEC filer to disclose a date through which subsequent events were evaluated in both issued and revised financial statements. Revised financial statements include financial statements revised as a result of either correction of an error or retrospective application of GAAP. Additionally, the FASB clarified that if the financial statements have been revised, then an entity that is not an SEC filer should disclose both the date that the financial statements were issued or available to be issued and the date the revised financial statements were issued or available to be issued. The amendment removes potential conflicts with SEC guidance. The adoption of this guidance did not have a material impact on the Company's consolidated results of operations or financial position.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

In December of 2007, the FASB revised the authoritative guidance for business combinations, which establishes principles and requirements for how the acquirer in a business combination (i) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree, (ii) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase, and (iii) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination. This guidance impacts the annual goodwill impairment test associated with acquisitions that close both before and after the effective date. This guidance applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. The adoption of this guidance did not have an impact to the Company's consolidated results of operations or financial position. The Company will apply this guidance as reflected in the ASC to future business combinations.

In December of 2007, the FASB issued guidance that applies to all entities that prepare consolidated financial statements, except not-for-profit organizations, but will affect only those entities that have an outstanding non-controlling interest in one or more subsidiaries or that deconsolidate a subsidiary. This guidance was effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 (that was, January 1, 2009, for entities with calendar year-ends). The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

In March of 2008, the FASB issued guidance that requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments and related hedged items are accounted for under the ASC Derivatives and Hedging Topic. This guidance was effective for fiscal years and interim periods beginning after November 15, 2008. This guidance did not require any changes to current accounting. The Company adopted this guidance on January 1, 2009.

In February of 2008, the FASB issued guidance on accounting for a transfer of a financial asset and a repurchase financing, which is not directly addressed by GAAP. This guidance was effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The guidance became effective for the Company on January 1, 2009. The Company will apply this guidance to future transfers of financial assets and repurchase financing transactions.

In April of 2008, the FASB issued guidance to improve consistency between the useful life of a recognized intangible asset and the period of expected cash flows used to measure the fair value of the asset. This guidance was effective for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The guidance became effective for the Company on January 1, 2009. The adoption of this guidance did not have a significant impact on the Company's consolidated results of operations or financial position.

In May of 2008, the FASB issued guidance that requires that an insurance enterprise recognize a claim liability prior to an event of default (insured event) when there is evidence that credit deterioration has occurred in an insured financial obligation. This guidance also clarifies GAAP related to financial guarantee insurance contracts, including the recognition and measurement to be used to account for premium revenue and claim liabilities. It also requires expanded disclosures about financial guarantee insurance contracts. This guidance does not apply to financial guarantee insurance contracts that would be within the scope of the ASC Derivatives and Hedging Topic. This guidance was effective for fiscal years and interim periods beginning after December 15, 2008. The guidance became effective for the Company on January 1, 2009. The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

In June of 2008, the FASB issued guidance that addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting and, therefore, need to be included in the earnings allocation in computing earnings per share ("EPS") under the two-class method. The guidance became effective for financial statements issued for fiscal years and interim periods beginning January 1, 2009. The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

In April of 2009, the FASB issued guidance to provide additional information for estimating fair value in accordance with Fair Value Measurements, located within Fair Value Measurements and Disclosures Topic of the ASC, when the volume and level of activity for the asset or liability have significantly decreased. This guidance also includes information on identifying circumstances which indicate that a transaction is not orderly. This guidance was effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. The Company elected to early adopt the guidance in the first quarter of 2009. The adoption of this guidance did not have a significant impact on the Company's consolidated results of operations or financial position.

In April of 2009, the FASB issued guidance to amend the other-than-temporary impairment guidance in GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments of debt and equity securities in the financial statements. This guidance addresses the timing of impairment recognition and provides greater clarity to investors about the credit and non-credit components of impaired debt securities that are not expected to be sold. Impairments will continue to be measured at fair value with credit losses recognized in earnings and non-credit losses recognized in other comprehensive income. This guidance also requires increased and timelier disclosures regarding measurement techniques, credit losses, and an aging of securities with unrealized losses. This guidance is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and the Company elected to early adopt the guidance in the first quarter of 2009. The impact of recording a portion of the other-than-temporary impairments in other comprehensive income (loss) resulted in an increase in net income of $31.0 million, after tax, for the year ended December 31, 2009. The adoption of the guidance did not require a cumulative effect adjustment to retained earnings at January 1, 2009, since all other-than-temporary impairments recorded by the Company in prior periods were credit related losses.

In April of 2009, the FASB issued guidance to address concerns for more transparent and timely information in financial reporting by requiring quarterly disclosures about fair value of financial instruments. The guidance relates to fair value disclosures for financial instruments that are not currently reflected on the balance sheet at fair value. This guidance requires qualitative and quantitative information about fair value estimates for all financial instruments not measured at fair value. This guidance became effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. The Company adopted this guidance in the second quarter of 2009. The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

In May of 2009, the FASB issued guidance that establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. In addition, it provides guidance on the circumstances that require entities to recognize events or transactions that occur after the balance sheet date and the types of disclosures that need to be made about them. This guidance is effective for interim or annual reporting periods ending after June 15, 2009. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

guidance became effective for the Company on June 30, 2009. The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

In December of 2008, the FASB issued guidance that requires additional disclosures related to Postretirement Benefit Plan Assets. This guidance will provide users of financial statements with an understanding of: 1) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies, 2) the major categories of plan assets, 3) the inputs and valuation techniques used to measure the fair value of plan assets, 4) the effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period, and 5) significant concentrations of risk within plan assets. This guidance does not require any changes to current accounting. The disclosure requirements became effective for the Company for the period ending December 31, 2009. The adoption of this guidance did not have an impact on the Company's consolidated results of operations or financial position.

Accounting Pronouncements Not Yet Adopted

ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. In January of 2010, FASB issued ASU No. 2010-06 — Fair Value Measurements and Disclosures — Improving Disclosures about Fair Value Measurements. This Update provides amendments to Subtopic 820-10 that requires the following new disclosers. 1) Transfers in and out of Levels 1 and 2. A reporting entity should disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. 2) Activity in Level 3 fair value measurements. In the reconciliation for fair value measurements using significant unobservable inputs (Level 3), a reporting entity should present separately information about purchases, sales, issuances, and settlements (that is, on a gross basis rather than as one net number).

This Update provides amendments to Subtopic 820-10 that clarifies existing disclosures. 1) Level of disaggregation. A reporting entity should provide fair value measurement disclosures for each class of assets and liabilities. 2) Disclosures about inputs and valuation techniques. A reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. Those disclosures are required for fair value measurements that fall in either Level 2 or Level 3. This Update also includes conforming amendments to the guidance on employers' disclosures about postretirement benefit plan assets (Subtopic 715-20). The conforming amendments to Subtopic 715-20 change the terminology from major categories of assets to classes of assets and provide a cross reference to the guidance in Subtopic 820-10 on how to determine appropriate classes to present fair value disclosures. This Update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently evaluating the impact this Update will have on its consolidated results of operations or financial position.

In June of 2009, the FASB issued guidance related to accounting for transfers of financial assets. This guidance improves the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a continuing interest in transferred financial assets. This guidance also eliminates the concept of a qualifying special-purpose entity, changes the requirements for the de-recognition of financial assets, and calls upon sellers of the assets to make additional disclosures about them. This guidance is effective for interim or annual reporting

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — (Continued)

periods beginning after November 15, 2009. This guidance will become effective for the Company on January 1, 2010. The Company is currently evaluating the impact this guidance will have on its consolidated results of operations and financial position.

In June of 2009, the FASB issued guidance which amends certain concepts related to variable interest entities. Among other accounting and disclosure requirements, this guidance replaces the quantitative-based risks and rewards calculation for determining which enterprise has a controlling financial interest in a variable interest entity with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity and the obligation to absorb losses of the entity or the right to receive benefits from the entity. A company has to determine whether or not it should provide consolidated reporting of an entity based upon the entity's purpose and design and the parent company's ability to direct the entity's actions. This guidance is effective for interim or annual reporting periods beginning after November 15, 2009. This guidance will become effective for the Company on January 1, 2010. The guidance will result in the Company consolidating two special purpose trusts used to securitize commercial mortgage loans. The Company estimates the consolidation of these trusts will result in an increase to consolidated assets and liabilities of amounts between $130 million and $180 million; and an increase in consolidated shareowners' equity of less than $50 million. The Company estimates the change in assets will be a result of increased mortgage loan investments of approximately $1.0 billion with a corresponding decrease of fixed maturity investments of approximately $850 million. The estimated net increase in assets will represent the mortgage loans related to the commercial mortgage-backed securities issued by the trust, but held by third parties. The estimated increase of liabilities primarily represents the amounts owed to the third party holders of the commercial-mortgage backed securities. The estimated increase to shareowners' equity represents the impact, net of tax, resulting from differences in accounting for commercial mortgage-backed securities as compared to mortgage loans.

3.  SIGNIFICANT ACQUISTIONS

Chase Insurance Group Acquisition

On July 3, 2006, the Company completed the acquisition contemplated by the Stock Purchase Agreement. Pursuant to that agreement with JP Morgan Chase & Co. ("JPMC") and two of its wholly owned subsidiaries (collectively, the "Sellers"), the Company and its subsidiary West Coast Life Insurance Company purchased from the Sellers the Chase Insurance Group, which consisted of five insurance companies that manufacture and administer traditional life insurance and annuity products and four related non-insurance companies (which collectively are referred to as the "Chase Insurance Group") for a net purchase price of $873.5 million. The Chase Insurance Group historically was headquartered in Elgin, Illinois, and offered primarily level premium term and other traditional life products, as well as fixed and variable annuity products. The Chase Insurance Group's results of operations were included in the Company's consolidated results of operations beginning July 3, 2006.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISTIONS — (Continued)

This transaction was accounted for under the purchase method of accounting prescribed by guidance on business combinations issued by the FASB. This guidance requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The allocation of the $873.5 million aggregate purchase price to the specific identifiable tangible and intangible assets and liabilities is as follows:

Fair Value as of July 3, 2006
(Dollars In Thousands)
ASSETS
Investments	$6,784,023
Policy loans	380,608
Cash	392,493
Accrued investment income	88,069
Accounts and premiums receivable, net	14,342
Reinsurance receivable	1,093,633
Value of business acquired	739,856
Goodwill	32,007
Other assets	25,214
Intangible assets	3,200
Deferred tax asset	13,290
Assets related to separate accounts	110,073
Total assets	9,676,808
LIABILITIES
Policy liabilities and accrual	2,704,790
Annuity account balances	5,528,849
Other policyholders' funds	273,805
Other liabilities	161,309
Accrued income taxes	24,445
Liabilities related to separate accounts	110,073
Total liabilities	8,803,271
NET ASSETS ACQUIRED	$873,537

Immediately after the closing of the acquisition, the Company entered into agreements with Commonwealth Annuity and Life Insurance Company (formerly known as Allmerica Financial Life Insurance and Annuity Company) ("CALIC") and Wilton Reassurance Company and Wilton Reinsurance Bermuda Limited (collectively, the "Wilton Re Group"), whereby CALIC reinsured 100% of the variable annuity business of the Chase Insurance Group and the Wilton Re Group reinsured approximately 42% of the other insurance business of the Chase Insurance Group. The Company received aggregate ceding commissions of approximately $330.5 million from these transactions.

The $32.0 million of goodwill was assigned to the Acquisitions Segment. $114.5 million of goodwill is expected to be deductible for tax purposes.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISTIONS — (Continued)

Certain of the reinsurance agreements with CALIC and the Wilton Re Group are in the form of modified coinsurance ("Modco") agreements. Certain of our investments supporting these agreements, consisting of primarily fixed income securities in designated portfolios, are designated as "trading securities" under GAAP. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are included in net income as realized investment gains (losses) as they occur. These amounts are substantially offset by changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

Western General Acquisition

On July 14, 2006, the Company completed the acquisition of the vehicle extended service contract business of Western General effective as of July 1, 2006. Western General, headquartered in Calabasas, California, is a provider of vehicle service contracts nationally, focusing primarily on the west coast market. In addition, Western General currently provides extended service contract administration for several automobile manufacturers and provides used car service contracts for a publicly-traded national dealership group.

This transaction was accounted for under the purchase method of accounting. Western General's results of operations are included in the Company's consolidated results of operations beginning July 1, 2006. The purchase price for Western General was $33.0 million, and was subject to contingent consideration based on future performance. During 2007, a $4.3 million contingent payment was made related to the purchase of Western General, thereby increasing goodwill.

The fair value of Western General's net assets acquired was $14.2 million. Goodwill of $18.8 million was originally recorded from the excess of purchase price over the fair value of Western General's net assets. This goodwill was allocated to the Asset Protection segment. The Company paid a premium over the fair value of Western General's net assets for a number of potential strategic and financial benefits that are expected to be realized as a result of the acquisition including, but not limited to, the following:

•  Expanded distribution network

•  Increased geographic presence

•  Broader product portfolio in core product lines

•  Additional administration capabilities

•  Greater size and scale with improved earnings diversification

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

3.  SIGNIFICANT ACQUISTIONS — (Continued)

FASB guidance on business combinations requires that the total purchase price be allocated to the assets acquired and liabilities assumed based on their fair values at the acquisition date. The following table summarizes the fair values of the net assets acquired as of the acquisition date:

Fair Value as of July 1, 2006
(Dollars In Thousands)
ASSETS
Investments	$18,571
Cash	1,873
Accrued investment income	114
Accounts and premiums receivable, net	16,924
Value of business acquired and other intangible assets	12,650
Goodwill	18,813
Property and equipment	450
Other assets	9,990
Income tax receivable	41
Deferred income taxes	2,735
Total assets	82,161
LIABILITIES
Policy liabilities and accrual	39,596
Other liabilities	9,607
Total liabilities	49,203
NET ASSETS ACQUIRED	$32,958

The $18.8 million of goodwill was assigned to the Asset Protection Segment, and of this amount, approximately $10.4 million is expected to be deductible for tax purposes. During 2007, the goodwill amount was increased to $23.1 million as a result of contingent consideration related to the purchase.

4.  INVESTMENT OPERATIONS

Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income, shareowners' equity or the totals reflected in the accompanying tables.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

Major categories of net investment income are summarized as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Fixed maturities	$1,302,630	$1,422,364	$1,287,794
Equity securities	20,699	19,041	1,871
Mortgage loans	249,802	238,062	308,260
Investment real estate	3,666	3,771	3,784
Short-term investments and other	114,026	34,361	100,444
	1,690,823	1,717,599	1,702,153
Investment expenses	87,760	99,385	88,350
	$1,603,063	$1,618,214	$1,613,803

Net realized investment gains (losses) for all other investments are summarized as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Fixed maturities	$4,848	$7,427	$(1,605)
Equity securities	14,311	63	5,900
Impairments on fixed maturity securities	(160,319)	(311,579)	—
Impairments on equity securities	(19,572)	—	—
Mark-to-market — Modco trading portfolio	285,178	(290,831)	(989)
Mortgage loans and other investments	(628)	2,674	1,498
	$123,818	$(592,246)	$4,804

For the year ended December 31, 2009, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $41.2 million, and gross realized losses were $196.0 million, including $174.0 million of impairment losses. For the year ended December 31, 2008, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $51.7 million, and gross realized losses were $647.7 million, including $291.9 million of impairment losses. For the year ended December 31, 2007, gross realized gains on investments available-for-sale (fixed maturities, equity securities, and short-term investments) were $16.2 million, and gross realized losses were $11.9 million.

For the year ended December 31, 2009, the Company sold securities in an unrealized gain position with a market value (proceeds) of $2.2 billion. The gain realized on the sale of these securities was $41.2 million.

For the year ended December 31, 2009, the Company sold securities in an unrealized loss position with a market value (proceeds) of $302.1 million. The loss realized on the sale of these securities was $22.0 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The amortized cost and estimated market value of the Company's investments classified as available-for-sale as of December 31, are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Market Value
	(Dollars In Thousands)
2009
Fixed maturities:
Bonds
Residential mortgage-backed securities	$3,753,105	$30,562	$(425,692)	$3,357,975
Commercial mortgage-backed securities	1,013,074	65,583	(91,639)	987,018
Asset-backed securities	1,140,351	597	(86,221)	1,054,727
U.S. government-related securities	488,488	1,471	(2,997)	486,962
Other government-related securities	403,173	3,807	(609)	406,371
States, municipals, and political subdivisions	351,069	5,740	(6,177)	350,632
Corporate bonds	13,085,287	527,747	(417,861)	13,195,173
	20,234,547	635,507	(1,031,196)	19,838,858
Equity securities	237,552	3,361	(9,001)	231,912
Short-term investments	789,152	—	—	789,152
	$21,261,251	$638,868	$(1,040,197)	$20,859,922
2008
Fixed maturities:
Bonds
Residential mortgage-backed securities	$4,919,728	$15,600	$(792,821)	$4,142,507
Commercial mortgage-backed securities	1,104,733	27,153	(111,686)	1,020,200
Asset-backed securities	1,179,995	257	(108,490)	1,071,762
U.S. government-related securities	89,718	3,564	(1,527)	91,755
Other government-related securities	208	11	(1)	218
States, municipals, and political subdivisions	28,520	1,382	(198)	29,704
Corporate bonds	12,493,436	80,302	(2,097,776)	10,475,962
	19,816,338	128,269	(3,112,499)	16,832,108
Equity securities	313,949	4,362	(60,353)	257,958
Short-term investments	967,960	—	—	967,960
	$21,098,247	$132,631	$(3,172,852)	$18,058,026

As of December 31, 2009 and 2008, the Company had an additional $2.9 billion and $3.2 million, respectively, of fixed maturities, $3.2 million and $80.4 million, respectively, of equities, and $250.8 million and $2.4 million, respectively, of short-term investments classified as trading securities.

The amortized cost and estimated market value of available-for-sale fixed maturities as of December 31, 2009, by expected maturity, are shown below. Expected maturities of securities without a single maturity date are allocated based on estimated rates of prepayment that may differ from actual rates of prepayment.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

	Estimated Amortized Cost	Estimated Fair Market Value
	(Dollars In Thousands)
Due in one year or less	$863,919	$859,413
Due after one year through five years	6,547,971	6,335,327
Due after five years through ten years	4,020,994	4,109,579
Due after ten years	8,801,663	8,534,539
	$20,234,547	$19,838,858

Each quarter the Company reviews investments with unrealized losses and tests for other-than-temporary impairments. The Company analyzes various factors to determine if any specific other-than-temporary asset impairments exist. These include, but are not limited to: 1) actions taken by rating agencies, 2) default by the issuer, 3) the significance of the decline, 4) an assessment of the Company's intent to sell the security (including a more likely than not assessment of whether the Company will be required to sell the security) before recovering the security's amortized cast, 5) the time period during which the decline has occurred, 6) an economic analysis of the issuer's industry, and 7) the financial strength, liquidity, and recoverability of the issuer. Management performs a security by security review each quarter in evaluating the need for any other-than-temporary impairments. Although no set formula is used in this process, the investment performance, collateral position, and continued viability of the issuer are significant measures considered, and in some cases, along with an analysis regarding the Company's expectations for recovery of the security's entire amortized cost basis through the receipt of future cash flows. Once a determination has been made that a specific other-than-temporary impairment exists, the security's basis is adjusted and an other-than-temporary impairment is recognized. Equity securities that are other-than temporarily impaired are written down to fair value with a realized loss recognized in earnings. Other-than-temporary impairments to debt securities that the Company does not intend to sell and does not expect to be required to sell before recovering the security's amortized cost are written down to discounted expected future cash flows ("post impairment cost") and credit losses are recorded in earnings. The difference between the securities' discounted expected future cash flows and the fair value of the securities is recognized in other comprehensive income as a non-credit portion of the recognized other-than-temporary impairment. When calculating the post impairment cost for residential mortgage-backed securities, commercial mortgage-backed securities, and asset-backed securities, the Company considers all known market data related to cash flows to estimate future cash flows. When calculating the post impairment cost for corporate debt securities, the Company considers all contractual cash flows to estimate expected future cash flows. To calculate the post impairment cost, the expected future cash flows are discounted at the original purchase yield. Debt securities that the Company intends to sell or expects to be required to sell before recovery are written down to fair value with the change recognized in earnings.

During the year ended December 31, 2009, the Company recorded other-than-temporary impairments of investments of $227.6 million. Of the $227.6 million of impairments for the year ended December 31, 2009, $179.9 million was recorded in earnings and $47.7 million was recorded in other comprehensive income (loss). For the year ended December 31, 2009, there was $19.6 million of other-than-temporary impairments related to equity securities and $208.0 million of other-than-temporary impairments related to debt securities.

For the year ended December 31, 2009, other-than-temporary impairments related to debt securities that the Company does not intend to sell and does not expect to be required to sell prior to recovering amortized cost were

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

$177.6 million, with $129.9 million of credit losses recorded on debt securities in earnings and $47.7million of non-credit losses recorded in other comprehensive income (loss). During the same period, other-than-temporary impairments related to debt securities that the Company intends to sell or expects to be required to sell were $30.4 million and were recorded in earnings.

The following chart is a rollforward of credit losses for the year ended December 31, 2009, on debt securities held by the Company for which a portion of an other-than-temporary impairment was recognized in other comprehensive income (loss):

For The Year Ended December 31, 2009
(Dollars In Thousands)
Beginning balance	$—
Additions for newly impaired securities	80,195
Additions for previously impaired securities	7,136
Reductions for previously impaired securities due to a change in expected cash flows	(32,451)
Reductions for previously impaired securities that were sold in the current period	(29,687)
Other	(127)
Ending balance	$25,066

The following table includes the Company's investments' gross unrealized losses and fair value that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$338,297	$(9,744)	$2,334,022	$(415,948)	$2,672,319	$(425,692)
Commercial mortgage-backed securities	2,136	(429)	187,515	(91,210)	189,651	(91,639)
Asset-backed securities	81,331	(2,269)	802,799	(83,952)	884,130	(86,221)
U.S. government-related securities	276,534	(2,993)	54	(4)	276,588	(2,997)
Other government-related securities	161,276	(609)	—	—	161,276	(609)
States, municipalities, and political subdivisions	188,322	(6,140)	456	(37)	188,778	(6,177)
Corporate bonds	1,360,669	(41,265)	3,135,958	(376,596)	4,496,627	(417,861)
Equities	14,948	(841)	88,516	(8,160)	103,464	(9,001)
	$2,423,513	$(64,290)	$6,549,320	$(975,907)	$8,972,833	$(1,040,197)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

The residential mortgage-backed securities have a gross unrealized loss greater than 12 months of $415.9 million as of December 31, 2009. These losses relate to a widening in spreads as a result of continued weakness in the residential housing market. Factors such as the credit enhancement within the deal structure, the average life of the securities, and the performance of the underlying collateral support the recoverability of the investments.

For commercial mortgage-backed securities in an unrealized loss position for greater than 12 months, $90.4 million of the total $91.2 million unrealized loss relates to securities issued in Company-sponsored commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance and characteristics support the recoverability of the investments.

The corporate bonds category has gross unrealized losses greater than 12 months of $376.6 million as of December 31, 2009. These losses relate primarily to fluctuations in credit spreads. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the issuer, the continued access of the issuer to capital markets, and other pertinent information including the Company's ability and intent to hold these securities to recovery.

The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold equity investments until the fair values recover, and does not intend to sell or expect to be required to sell the securities before recovering the Company's amortized cost of debt securities.

The following table includes the Company's investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008:

	Less Than 12 Months		12 Months or More		Total
	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss
	(Dollars In Thousands)
Residential mortgage-backed securities	$3,239,520	$(694,184)	$231,532	$(98,637)	$3,471,052	$(792,821)
Commercial mortgage-backed securities	218,082	(40,760)	655,282	(70,926)	873,364	(111,686)
Asset-backed securities	958,778	(99,602)	101,903	(8,888)	1,060,681	(108,490)
U.S. government-related securities	17,205	(1,527)	—	—	17,205	(1,527)
Other government-related securities	18	(1)	—	—	18	(1)
States, municipalities, and political subdivisions	1,575	(130)	453	(68)	2,028	(198)
Corporate bonds	5,846,474	(1,010,987)	1,748,585	(1,086,789)	7,595,059	(2,097,776)
Equities	153,469	(59,498)	1,055	(855)	154,524	(60,353)
	$10,435,121	$(1,906,689)	$2,738,810	$(1,266,163)	$13,173,931	$(3,172,852)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

For commercial mortgage-backed securities in an unrealized loss position for greater than 12 months, the total $70.9 million unrealized loss relates to securities issued in Company-sponsored commercial loan securitizations. These losses relate primarily to market illiquidity as opposed to underlying credit concerns. Factors such as credit enhancements within the deal structures and the underlying collateral performance/characteristics support the recoverability of the investments. The corporate bonds category has gross unrealized losses greater than 12 months of $1.1 billion as of December 31, 2008. These losses relate primarily to the widening of credit spreads and fluctuations in treasury rates. The aggregate decline in market value of these securities was deemed temporary due to positive factors supporting the recoverability of the respective investments. Positive factors considered include credit ratings, the financial health of the investee, the continued access of the investee to capital markets, and other pertinent information including our ability and intent to hold these securities to recovery. The Company does not consider these unrealized loss positions to be other-than-temporary, based on the factors discussed and because the Company has the ability and intent to hold these investments until maturity or until the fair values of the investments have recovered.

As of December 31, 2009, the Company had bonds in its available-for-sale portfolio, which were rated below investment grade of $2.7 billion and had an amortized cost of $3.3 billion. In addition, included in our trading portfolio, the Company held $362.8 million of securities which were rated below investment grade. As of December 31, 2009, approximately $30.5 million of the bonds rated below investment grade were securities issued in Company-sponsored commercial mortgage loan securitizations. Approximately $579.3 million of the below investment grade bonds were not publicly traded.

The change in unrealized gains (losses), net of income tax, on fixed maturity and equity securities, classified as available-for-sale, is summarized as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Fixed maturities	$1,682,551	$(1,900,992)	$(122,593)
Equity securities	32,728	(39,414)	(1,447)

Certain investments, consisting of fixed maturities, equities, and investment real estate, with a carrying value of $9.6 million were non-income producing for the year ended December 31, 2009.

Included in the Company's invested assets are $794.3 million of policy loans as of December 31, 2009. The interest rates on standard policy loans range from 3.0% to 8.0%. The collateral loans on life insurance policies have an interest rate of 13.64%.

Securities Lending

The Company participates in securities lending, primarily as an investment yield enhancement, whereby securities that are held as investments are loaned to third parties for short periods of time. The Company requires collateral of 102% of the market value of the loaned securities to be separately maintained. The loaned securities' market value is monitored on a daily basis. As of December 31, 2009, securities with a market value of $108.4 million were loaned under this program. As collateral for the loaned securities, the Company receives short-term investments, which are recorded in "short-term investments" with a corresponding liability recorded in "other liabilities" to account for its obligation to return the collateral. As of December 31, 2009, the fair market value of the collateral related to this program was $107.6 million, and the Company has an obligation to return $112.0 million of collateral to the securities borrower.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.  INVESTMENT OPERATIONS — (Continued)

Mortgage Loans

As of December 31, 2009, all of the Company's mortgage loans were commercial loans of which 64.5% were retail, 14.4% were office buildings, 11.3% were apartments, 7.4% were warehouses, and 2.4% were other. The Company specializes in originating mortgage loans on either credit-oriented or credit-anchored commercial properties. No single tenant's leased space represents more than 2.6% of mortgage loans. Approximately 75.8% of the mortgage loans are on properties located in the following states:

State	Percentage of Mortgage Loans on Real Estate
Texas	13.1%
Georgia	10.7
Tennessee	8.1
Alabama	7.9
Florida	5.7
South Carolina	5.6
Ohio	4.9
Utah	4.2
North Carolina	4.2
Indiana	3.5
Michigan	2.9
Mississippi	2.5
Pennsylvania	2.5
75.8%

During 2009, the Company funded approximately $233.0 million of new loans, with an average loan size of $5.7 million. The average size mortgage loan in the portfolio as of December 31, 2009 was $2.5 million, and the weighted-average interest rate was 6.24%. The largest single mortgage loan was $34.4 million.

Many of the mortgage loans have call provisions between 3 and 10 years. Assuming the loans are called at their next call dates, approximately $98.8 million would become due in 2010, $933.9 million in 2011 through 2015, $796.9 million in 2016 through 2020, and $281.4 million thereafter.

The Company offers a type of commercial mortgage loan under which it will permit a slightly higher loan-to-value ratio in exchange for a participating interest in the cash flows from the underlying real estate. As of December 31, 2009 and 2008, approximately $808.6 million and $746.2 million, respectively, of the Company's mortgage loans have this participation feature.

As of December 31, 2009 and 2008, the Company's problem mortgage loans and foreclosed properties were $23.1 million and $15.2 million, respectively. Since our mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. As of December 31, 2009 and 2008, the Company had an allowance for mortgage loan credit losses of $1.7 million and $2.2 million, respectively. This allowance is calculated through analysis of specific loans that are believed to be at a higher risk of becoming impaired in the near future.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESSES ACQUIRED

Deferred policy acquisition costs

The balances and changes in DAC are as follows:

	For The Year Ended December 31,
	2009	2008
	(Dollars In Thousands)
Balance, beginning of period	$3,167,811	$2,250,793
Capitalization of commissions, sales, and issue expenses	395,636	383,856
Amortization	(281,844)	(160,251)
Change in unrealized investment gains and losses	(599,403)	630,205
Reclass of VOBA	—	44,738
Other	2	18,470
Balance, end of period	$2,682,202	$3,167,811

Value of business acquired

The balances and changes in VOBA are as follows:

	For The Year Ended December 31,
	2009	2008
	(Dollars In Thousands)
Balance, beginning of period	$979,257	$1,088,955
Acquisitions	—	353
Amortization	(36,188)	(65,313)
Reclass of VOBA	—	(44,738)
Balance, end of period	$943,069	$979,257

The expected amortization of VOBA for the next five years is as follows:

Years	Expected Amortization
(Dollars In Thousands)
2010	$81,278
2011	75,127
2012	69,749
2013	64,334
2014	60,724

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  GOODWILL

The changes in the carrying amount of goodwill by segment are as follows:

	Acquisitions	Asset Protection	Total Consolidated
	(Dollars In Thousands)
Balance as of December 31, 2007	$44,741	$47,838	$92,579
Contingent payment related to prior acquisition	—	611	611
Purchase price adjustments	7,446	—	7,446
Sale of Gulfco Life	—	(291)	(291)
Tax benefit of excess tax goodwill	(4,179)	—	(4,179)
Balance as of December 31, 2008	48,008	48,158	96,166
Contingent payment related to prior acquisition	—	—	—
Purchase price adjustments	—	—	—
Tax benefit of excess tax goodwill	(3,098)	—	(3,098)
Balance as of December 31, 2009	$44,910	$48,158	$93,068

During the year ended December 31, 2009, the Company decreased its goodwill balance by approximately $3.1 million. The decrease was due to an adjustment in the Acquisitions segment related to tax benefits realized during 2009 on the portion of tax goodwill in excess of GAAP basis goodwill. As of December 31, 2009, the Company had an aggregate goodwill balance of $93.1 million.

During the year ended December 31, 2008, the Company increased its goodwill balance by approximately $3.6 million. The increase was due to an increase of $3.3 million in the Acquisitions segment and a $0.3 million increase in the Asset Protection segment. The Acquisitions segment increase reflects the net of a purchase accounting adjustment, which was partially offset by an adjustment related to tax benefits realized during 2008 on the portion of tax goodwill in excess of GAAP basis goodwill. The Asset Protection segment increased by $0.6 million due to a contingent consideration related to the Western General acquisition. This increase was partially offset by a decrease of $0.3 million due to the sale of a small insurance subsidiary during the first quarter of 2008. As of December 31, 2008, the Company had an aggregate goodwill balance of $96.2 million

Accounting for goodwill requires an estimate of the future profitability of the associated lines of business to assess the recoverability of the capitalized acquisition goodwill. The Company evaluates the carrying value of goodwill at the segment (or reporting unit) level at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: 1) a significant adverse change in legal factors or in business climate, 2) unanticipated competition, or 3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares its estimate of the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The Company utilizes a fair value measurement (which includes a discounted cash flows analysis) to assess the carrying value of the reporting units in consideration of the recoverability of the goodwill balance assigned to each reporting unit as of the measurement date. The Company's material goodwill balances are attributable to its operating segments (which are considered to be reporting units). The cash flows used to determine the fair value of the Company's reporting units are dependent on a number of significant assumptions. The Company's estimates are subject to change given the inherent uncertainty in predicting future results and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, capital limitations, new product introductions, and specific industry and market conditions. Additionally, the discount rate used is based on our

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  GOODWILL — (Continued)

judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows. As of December 31, 2009 and 2008, the Company evaluated its goodwill and determined that no adjustment to impair goodwill was necessary.

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

In July 2003, the FASB issued guidance that related to the establishment of reserves for benefit guarantees provided under certain long-duration contracts, as well as the accounting for mortality benefits provided in certain universal life products. In addition, it addresses the capitalization and amortization of sales inducements to contract holders.

The Company issues variable universal life and variable annuity products through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also offers, for our variable annuity products, various account value guarantees upon death. The most significant of these guarantees involve a) return of the highest anniversary date account value, or b) return of the greater of the highest anniversary date account value or the last anniversary date account value compounded at 5% interest or c) return of premium. The GMDB reserve is calculated by applying a benefit ratio, equal to the present value of total expected GMDB claims divided by the present value of total expected contract assessments, to cumulative contract assessments. This amount is then adjusted by the amount of cumulative GMDB claims paid and accrued interest. Assumptions used in the calculation of the GMDB reserve were as follows: mean investment performance of 8.5%, mortality at 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table, lapse rates ranging from 2%-30% (depending on product type and duration), and an average discount rate of 6.5%. Changes in the GMDB reserve are included in benefits and settlement expenses in the accompanying Consolidated Statements of Income (Loss).

The variable annuity separate account balances subject to GMDB were $2.8 billion as of December 31, 2009. The total guaranteed amount payable based on variable annuity account balances as of December 31, 2009, was $411.9 million (including $394.0 million in the Annuities segment and $17.9 million in the Acquisitions segment), with a GMDB reserve of $0.3 million in the Acquisitions segment. These amounts exclude the variable annuity business of the Chase Insurance Group which has been 100% reinsured to CALIC, under a Modco agreement. The guaranteed amount payable associated with these annuities was $57.0 million and is included in the Acquisitions segment. The average attained age of contract holders as of December 31, 2009, was 62. Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Beginning balance	$1,205	$598	$2,151
Incurred guarantee benefits	10,193	5,573	27
Less: Paid guarantee benefits	11,056	4,966	1,580
Ending balance	$342	$1,205	$598

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS — (Continued)

Account balances of variable annuities with guarantees invested in variable annuity separate accounts are as follows:

	As of December 31,
	2009	2008
	(Dollars In Thousands)
Equity mutual funds	$2,191,851	$1,511,867
Fixed income mutual funds	616,272	509,948
Total	$2,808,123	$2,021,815

Certain of the Company's fixed annuities and universal life products have a sales inducement in the form of a retroactive interest credit ("RIC"). In addition, certain annuity contracts provide a sales inducement in the form of a bonus interest credit. The Company maintains a reserve for all interest credits earned to date. The Company defers the expense associated with the RIC and bonus interest credits each period and amortizes these costs in a manner similar to that used for DAC.

Activity in the Company's deferred sales inducement asset was as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Deferred asset, beginning of period	$99,132	$67,736	$59,040
Amounts deferred	24,506	45,005	23,514
Amortization	(7,340)	(13,609)	(14,818)
Deferred asset, end of period	$116,298	$99,132	$67,736

8.  REINSURANCE

The Company reinsures certain of its risks with (cedes), and assumes risks from, other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, the Company reinsures only the mortality risk, while under coinsurance the Company reinsures a proportionate share of all risks arising under the reinsured policy. Under coinsurance, the reinsurer receives a proportionate share of the premiums less commissions and is liable for a corresponding share of all benefit payments. Modified coinsurance is accounted for similar to coinsurance except that the liability for future policy benefits is held by the ceding company, and settlements are made on a net basis between the companies.

Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to us under the terms of the reinsurance agreements. The Company continues to monitor the consolidation of reinsurers and the concentration of credit risk the Company has with any reinsurer, as well as the financial condition of its reinsurers. As of December 31, 2009, the Company had reinsured approximately 66% of the face value of its life insurance in-force. The Company has reinsured approximately 29% of the face value of its life insurance in-force with the following three reinsurers:

•  Security Life of Denver Insurance Co. (currently administered by Hanover Re)

•  Swiss Re Life & Health America Inc.

•  Lincoln National Life Insurance Co. (currently administered by Swiss Re Life & Health America Inc.)

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

The Company has not experienced any credit losses for the years ended December 31, 2009, 2008, or 2007 related to these reinsurers. The Company has set limits on the amount of insurance retained on the life of any one person. In 2005, the Company increased its retention for certain newly issued traditional life products from $500,000 to $1,000,000 on any one life. The Company's maximum retention for newly issued universal life products is $1,000,000. During 2008, the Company increased its retention limit to $2,000,000 on certain of its traditional and universal life products.

Reinsurance premiums, commissions, expense reimbursements, benefits, and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts recoverable from reinsurers, for both short-and long-duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with reinsured policies.

The following table presents the net life insurance in-force:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Millions)
Direct life insurance in-force	$755,263	$754,425	$747,423
Amounts assumed from other companies	19,826	21,183	17,759
Amounts ceded to other companies	(515,136)	(540,561)	(531,985)
Net life insurance in-force	$259,953	$235,047	$233,197
Percentage of amount assumed to net	8%	9%	8%

The following table reflects the effect of reinsurance on life insurance premiums written and earned:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Millions)
Direct premiums	$2,135	$2,139	$2,168
Reinsurance assumed	113	176	186
Reinsurance ceded	(1,350)	(1,473)	(1,483)
Net premiums	$898	$842	$871
Percentage of amount assumed to net	13%	21%	21%

The Company has also reinsured accident and health risks representing $21.9 million, $29.7 million, and $31.0 million of premium income, while the Company has assumed accident and health risks representing $0.1 million, $0.8 million, and $1.5 million of premium income for 2009, 2008, and 2007, respectively. In addition, the Company reinsured property and casualty risks representing $137.1 million, $65.9 million, and $71.4 million of premium income, while the Company assumed property and casualty risks representing $67.5 million, $10.7 million, and $14.2 million of premium income for 2009, 2008, and 2007, respectively.

As of December 31, 2009 and 2008, policy and claim reserves relating to insurance ceded of $5.3 billion and $5.3 billion, respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, the Company would be obligated to pay such claims. As of December 31,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

2009 and 2008, the Company had paid $99.3 million and $110.7 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, as of December 31, 2009 and 2008, the Company had receivables of $64.2 million and $63.9 million, respectively, related to insurance assumed.

During 2006, the Company recorded $27.1 million of bad debt charges related to its Lender's Indemnity product line. These bad debt charges followed the bankruptcy filing related to CENTRIX Financial LLC ("CENTRIX"), the originator and servicer of the business, and are the result of the Company's assessment, based in part on facts discovered by an audit after the bankruptcy filing, of the inability of CENTRIX and an affiliated reinsurer to meet their obligations under the program. The product guarantees to the lender, primarily credit unions, the difference between a value calculated based on the estimated or actual market value of a vehicle and the outstanding balance of a loan in the event the vehicle is repossessed or sold because the loan is in default. The Company ceased offering the Lender's Indemnity product in 2003 with the last policy expiring in 2009. The Company has been actively working to settle its exposure with the various policyholders since 2007. To date, the majority of the Company's exposure has been settled successfully and the Company continues to work to settle the remaining claims. The business was ceded to an affiliate of CENTRIX until the treaty was commuted in 2009 with no net financial impact to the Company.

The Company's third party reinsurance receivables amounted to $5.2 billion and $5.2 billion as of December 31, 2009 and 2008, respectively. These amounts include ceded reserve balances and ceded benefit payments. The ceded benefit payments are recoverable from reinsurers. The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2009		2008
	Reinsurance Receivable	A.M. Best Rating	Reinsurance Receivable	A.M. Best Rating
	(Dollars In Millions)
Swiss Re Life & Health America, Inc.	$592.6	A	$557.4	A+
Security Life of Denver Insurance Co.	573.1	A	530.7	A+
Lincoln National Life Insurance Co.	445.6	A+	425.6	A+
Transamerica Life Insurance Co.	429.5	A	407.6	A+
Employers Reassurance Corp.	256.9	A-	314.3	A-
American United Life Insurance Co.	314.1	A	307.5	A
RGA Reinsurance Co.	215.1	A+	213.5	A+
Canada Life Assurance Company	204.3	A+	196.1	A+
Scottish Re (U.S.), Inc.	184.4	E	175.2	E
XL Life Ltd.	173.2	A-	169.5	A-

During 2008, Scottish Re US ("SRUS") received a statutory accounting permitted practice from the Delaware Department of Insurance ("the Department") that in light of decreases in the fair value of the securities in SRUS's qualifying reserve credit trust accounts on business ceded to certain securitization companies, relieved SRUS of the need to receive additional capital contributions. On January 5, 2009, the Department issued an order of supervision (the "Order of Supervision") against SRUS, in accordance with 18 Del. C. §5942, which, among other things, requires the Department's consent to any transaction outside the ordinary course of business, and which, in large part, formalized certain reporting and processes already informally in place between SRUS and the Department. On April 3, 2009, the Department issued an Extended and Amended Order of Supervision against SRUS, which, among other things, clarified that payments made by SRUS to its ceding insurers in

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.  REINSURANCE — (Continued)

satisfaction of claims or other obligations are not subject to the Department's approval, but that any amendments to its reinsurance agreements must be disclosed to and approved by the Department. SRUS continues to promptly pay claims and satisfy its other obligations to our insurance subsidiaries. We cannot predict what changes in the status of SRUS's financial condition may have on our ability to take reserve credit for the business ceded to SRUS. If we were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on both our GAAP and statutory financial condition and results of operations. As of December 31, 2009, we had approximately $184.4 million of GAAP recoverables from SRUS, and $497.2 million of ceded statutory reserves related to SRUS.

Several of the reinsurers noted above were downgraded by a.m. Best during 2009 from A+ (Superior) to A (Excellent). The Company does not believe these downgrades should have a material impact on the reinsurers' ability to fulfill their obligations under our reinsurance agreements. In addition, we continue to receive timely payments from these reinsurers under existing reinsurance arrangements.

The Company's reinsurance contracts typically do not have a fixed term. In general, the reinsurers' ability to terminate coverage for existing cessions is limited to such circumstances as material breach of contract or non-payment of premiums by the ceding company. The reinsurance contracts generally contain provisions intended to provide the ceding company with the ability to cede future business on a basis consistent with historical terms. However, either party may terminate any of the contracts with respect to future business upon appropriate notice to the other party.

Generally, the reinsurance contracts do not limit the overall amount of the loss that can be incurred by the reinsurer. The amount of liabilities ceded under contracts that provide for the payment of experience refunds is immaterial.

9.  DEBT AND OTHER OBLIGATIONS

Under a revolving line of credit arrangement, the Company has the ability to borrow on an unsecured basis up to a maximum principal amount of $500 million (the "Credit Facility"). The Company has the right in certain circumstances to request that the commitment under the Credit Facility be increased up to a maximum principal amount of $600 million. Balances outstanding under the Credit Facility accrue interest at a rate equal to (i) either the prime rate or the London Interbank Offered Rate ("LIBOR"), plus (ii) a spread based on the ratings of PLC's senior unsecured long-term debt. The Credit Agreement provides that the Company is liable for the amount of the Company's obligations for borrowings or letters of credit, and not those of PLC, under the Credit Facility. The maturity date on the Credit Facility is April 16, 2013. PLC had an outstanding balance of $285.0 million at an interest rate of LIBOR plus 0.40% under the Credit Facility as of December 31, 2009. Of this amount, $180.0 million was used by PLC to purchase non-recourse funding obligations issued by a wholly owned special-purpose financial captive insurance company. The Company is not aware of any non-compliance issues with its financial debt covenants of the Credit Facility as of December 31, 2009.

Non-Recourse Funding Obligations

Golden Gate Captive Insurance Company

As of December 31, 2009, Golden Gate Captive Insurance Company ("Golden Gate"), which is wholly owned by the Company, had an outstanding balance under its surplus notes facility (the "Facility") of floating rate surplus notes with an aggregate principal amount of $980.0 million. These notes are direct financial obligations of Golden Gate and are not guaranteed by the Company or PLC. The Notes were issued in order to provide

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  DEBT AND OTHER OBLIGATIONS — (Continued)

financing for a portion of the statutory reserves associated with a block of life insurance policies. As the block of business ages, unless additional funding mechanisms are put into place, reserving increases will reduce the Company's available statutory capital and surplus. The Company has experienced higher borrowing costs associated with these Surplus Notes.

During the fourth quarter of 2009, Golden Gate repurchased, at a discount, $800 million in aggregate principal amount of its outstanding Series A floating rate surplus notes that were held by third parties. This transaction resulted in a gain, net of deferred issue costs, of $126.3 million. To replace the notes repurchased, Golden Gate issued $800 million of floating rate surplus notes to PLC. As a result of these transactions, PLC is the sole holder of the total $980.0 million of outstanding Golden Gate surplus notes, which is eliminated at the PLC consolidated level.

Golden Gate II Captive Insurance Company

Golden Gate II Captive Insurance Company ("Golden Gate II"), a wholly owned special purpose financial captive insurance company, had $575.0 million of non-recourse funding obligations outstanding as of December 31, 2009. These non-recourse funding obligations mature in 2052. The Company does not anticipate having to pursue additional funding related to this block of business; however, it has contingent approval to issue an additional $100 million of obligations if necessary. $275 million of this amount is currently accruing interest at a rate of LIBOR plus 30 basis points. The Company has experienced higher proportional borrowing costs associated with $300 million of its non-recourse funding obligations supporting the business reinsured to Golden Gate II. These higher costs are the result of a higher spread component interest costs associated with the illiquidity of the current market for auction rate securities, as well as a ratings downgrade of its guarantor by certain rating agencies. The current rate associated with these obligations is LIBOR plus 200 basis points, which is the maximum rate the Company, can be required to pay under these obligations.

These non-recourse funding obligations are direct financial obligations of Golden Gate II and are not guaranteed by the Company or PLC. These non-recourse obligations are represented by surplus notes that were issued to fund a portion of the statutory reserves required by Regulation XXX. Under the terms of the surplus notes, the holders of the surplus notes cannot require repayment from PLC, the Company, or any of its subsidiaries, other than Golden Gate II, the direct issuer of the surplus notes, although PLC has agreed to indemnify Golden Gate II for certain costs and obligations (which obligations do not include payment of principal and interest on the surplus notes). In addition, PLC has entered into certain support agreements with Golden Gate II obligating it to make capital contributions to Golden Gate II or provide support related to certain of Golden Gate II's expenses and in certain circumstances, to collateralize certain of PLC's obligations to Golden Gate II.

The Company (including wholly owned and consolidated subsidiaries) has issued a total of approximately $1.6 billion of non-recourse funding obligations as of December 31, 2009. The following table shows the non-recourse funding obligations outstanding as of December 31, 2009, listed by issuer:

Issuer	Balance	Maturity Year	Year-to-Date Weighted-Avg Interest Rate
	(Dollars In Thousands)
Golden Gate Captive Insurance Company	$980,000	2037	3.16%
Golden Gate II Captive Insurance Company	575,000	2052	1.56%
Total	$1,555,000

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9.  DEBT AND OTHER OBLIGATIONS — (Continued)

Other obligations

The Company routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

Interest Expense

Interest expense on other obligations, non-recourse funding obligations, and other temporary borrowings was $39.0 million, $67.5 million, and $64.1 million in 2009, 2008, and 2007, respectively. The $28.5 million decrease in interest on other obligations was primarily due to a reduction in LIBOR rates.

10.  COMMERCIAL MORTGAGE SECURITIZATIONS

Retained interests are recorded at fair value and included in securities available for sale. Subsequent adjustments to fair value are recorded through other comprehensive income. During 2008, the Company changed certain assumptions used in its methodology for determining the fair value for retained beneficial interests in commercial mortgage-backed security ("CMBS") holdings related to the Company's sponsored commercial mortgage loan securitizations. Prior to the third quarter, the Company used external broker valuations to determine the fair value of these positions. These valuations were based on the cash flows of the commercial mortgages underlying the notes, as well as observable market spread assumptions for investments with similar coupons and/or characteristics based on the fair value hierarchy criteria, and non-observable assumptions and factors utilizing general market information available as of the valuation date. As of December 31, 2009, the Company still believes that little or no secondary market existed for CMBS holdings similar to those in the Company's portfolio, and additionally, certain of the tranches within the Company's holdings fell below the collapse provision levels in the underlying security agreements. Therefore, the relevant observable inputs from CMBS sales activity could not be obtained for what the Company considered a supportable or appropriate calculation of fair value based on the Company's previous methodology.

As a result of the factors noted and in accordance with the clarifying guidance issued by FASB during 2008, the Company determined the fair value of these CMBS holdings using a combination of external broker valuations and an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the commercial mortgage loans underlying the notes. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks. The retained interest in the securitized mortgage loans may be subject to prepayment and interest rate risks. The Company believes that this valuation approach provides a more accurate calculation of the fair value of these securities under the fair value hierarchy guidance and given the current inactive market conditions.

Management will periodically review the historical performance of the mortgage loans and the assumptions used to project future cash flows. Assumptions will be revised if this analysis of past performance and future expectations dictates. The present value of cash flows will then be recalculated based on the revised assumptions. The Company updates these values on a quarterly basis.

2007 Commercial Mortgage Securitization

On December 19, 2007, subsidiaries of the Company entered into agreements providing for the securitization of $1.0 billion of commercial and multifamily real estate mortgage loans. The loans were previously originated by

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  COMMERCIAL MORTGAGE SECURITIZATIONS — (Continued)

the Company, and were sold to our subsidiary, Protective Finance Corporation ("PFC"), on December 1, 2007. PFC transferred the mortgage loans to a trust fund in exchange for twenty-six classes of pass-through certificates representing, in the aggregate, the entire beneficial interest of the trust fund. The certificates are direct financial obligations of the trust fund and are not guaranteed by the Company, PLC, PFC, or its affiliates.

Pursuant to a Certificate Purchase Agreement dated December 7, 2007 among PFC, the Company, and a third party initial purchaser, PFC sold one class of certificates with a certificate balance of $218.3 million to the initial purchaser, and the initial purchaser resold such certificates in one or more private offerings. The remaining classes of certificates, reflecting a par value of $797.7 million, were transferred from PFC to the Company in exchange for the mortgage loans. During 2007, the Company recorded a $6.8 million loss on the tranche that was sold to an external party. As of December 31, 2007, the Company's retained securities had a fair value of $775.2 million.

Following the mortgage securitization transaction, the Company retained responsibility for servicing the mortgage loans, and, as such, is entitled to receive an ongoing fee. There were no servicing assets or liabilities recorded as the benefits of servicing the assets were adequate to compensate for the servicing responsibilities.

The Company retained an interest in the securitized mortgage loans. These retained interests were initially recognized using their respective allocated cost basis (based on their relative fair value) on the date of transfer. Any gain or loss depends in part on the previous carrying amount of the financial assets involved in the transfer, allocated between the assets sold and the retained interest based on their relative fair value at the date of transfer.

Key assumptions used in measuring the fair value of retained interests at the date of securitization are as follows:

Discount rate	5.4% to 30.0%
Weighted-average life	3.0 to 25.7 years

As of December 31, 2009, the Company held retained beneficial interests of the commercial mortgage loan securitization completed during 2007 with a fair value of $738.3 million. The sensitivity of the fair value to adverse changes of 10% and 20% in the discount rate is as follows:

	Increase in Discount Rate
	10%	20%
	(Dollars In Thousands)
Fair Value Change	$(18,593)	$(49,734)

The sensitivities in the preceding table are hypothetical and as the amounts indicate, changes in fair value based on variations in assumptions cannot be extrapolated because the relationship of the change in assumption to the change in fair value of an interest that continues to be held by the Company is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which could magnify or counteract the sensitivities.

Key assumptions used in measuring the fair value of retained interests at December 31, 2009, are as follows:

Discount rate	6.7% to 25.2%
Weighted-average life	1.9 to 25.8 yrs

As of December 31, 2009, the total principal amount outstanding of mortgage loans under securitization and held by the trust was approximately $917.8 million. $5.9 million in loans were more than 60 days delinquent as of December 31, 2009. There were no credit losses for the year ended December 31, 2009.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

10.  COMMERCIAL MORTGAGE SECURITIZATIONS — (Continued)

Servicing fees received during the year ended December 31, 2009, were $1.4 million. Subservicing and other fees paid during the year were $1.1 million. The Company incurred additional operating expenses related to the servicing of these loans. Interest income received during the year ended December 31, 2009, was $52.8 million.

1996 – 1999 Commercial Mortgage Securitizations

Between 1996 and 1999, the Company securitized $1.4 billion of its mortgage loans. The Company sold the senior tranches while retaining the subordinate tranches. The Company continues to service the securitized mortgage loans.

As of December 31, 2009, the Company held retained beneficial interests of the commercial mortgage loan securitization a fair value of $106.2 million. The sensitivity of the fair value to adverse changes of 10% and 20% in the discount rate is as follows:

	Increase in Discount Rate
	10%	20%
	(Dollars In Thousands)
Fair Value Change	$(3,064)	$(5,107)

The sensitivities in the preceding table are hypothetical and as the amounts indicate, changes in fair value based on variations in assumptions cannot be extrapolated because the relationship of the change in assumption to the change in fair value of an interest that continues to be held by the Company is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another, which could magnify or counteract the sensitivities.

Key assumptions used in measuring the fair value of retained interests at December 31, 2009, are as follows:

Discount rate	6.8% to 6.9%
Weighted-average life	0.4 to 9.3 yrs

The total principal amount outstanding of mortgage loans under securitization was approximately $101.3 million. There were no delinquencies as of December 31, 2009. In addition, there were no credit losses for the year ended December 31, 2009.

Servicing fees received during the year ended December 31, 2009, were $0.2 million. Subservicing and other fees paid during the year were $0.1 million. Interest income received during the year was $10.7 million.

11.  COMMITMENTS AND CONTINGENCIES

The Company leases administrative and marketing office space in approximately 21 cities including 23,586 square feet in Birmingham (excluding the home office building), with most leases being for periods of three to ten years. The aggregate annualized rent is approximately $7.0 million. The following is a schedule by year of future minimum rental payments required under these leases:

Year	Amount
(Dollars In Thousands)
2010	$7,045
2011	6,424
2012	5,118
2013	5,096
2014	4,428
Thereafter	6,006

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS AND CONTINGENCIES — (Continued)

Additionally, the Company leases a building contiguous to its home office. The lease extends to January 2014. At the end of the lease term the Company may purchase the building for approximately $75 million. The following is a schedule by year of future minimum rental payments required under this lease:

Year	Amount
(Dollars In Thousands)
2010	$693
2011	693
2012	697
2013	695
2014	75,000

As of December 31, 2009 and 2008, the Company had outstanding mortgage loan commitments of $175.2 million at an average rate of 6.34%, and $525.2 million, at an average rate of 6.43%.

Under insurance guaranty fund laws, in most states insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The Company does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

A number of civil jury verdicts have been returned against insurers, broker dealers and other providers of financial services involving sales, refund or claims practices, alleged agent misconduct, failure to properly supervise representatives, relationships with agents or persons with whom the insurer does business, and other matters. Often these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive and non-economic compensatory damages. In some states, juries, judges, and arbitrators have substantial discretion in awarding punitive non-economic compensatory damages which creates the potential for unpredictable material adverse judgments or awards in any given lawsuit or arbitration. Arbitration awards are subject to very limited appellate review. In addition, in some class action and other lawsuits, companies have made material settlement payments. The Company, in the ordinary course of business, is involved in such litigation and arbitration. The occurrence of such litigation and arbitration may become more frequent and/or severe when general economic conditions have deteriorated. Although the Company cannot predict the outcome of any such litigation or arbitration, the Company does not believe that any such outcome will have a material impact on its financial condition or results of the operations.

12.  SHAREOWNERS' EQUITY

PLC owns all of the 2,000 shares of preferred stock issued by the Company's subsidiary, Protective Life and Annuity Insurance Company ("PL&A"). The stock pays, when and if declared, noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1.0 million. In 2009, 2008, and 2007, PL&A paid no dividends to PLC on its preferred stock.

As of December 31, 2009, approximately $1.8 billion of consolidated shareowners' equity, excluding net unrealized gains on investments, represented net assets of the Company and its insurance subsidiaries that cannot be transferred to PLC. In addition, the Company and its insurance subsidiaries are subject to various state statutory and regulatory restrictions on the insurance subsidiaries' ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  SHAREOWNERS' EQUITY — (Continued)

expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by the Company in 2010 is estimated to be $704.8 million. In addition, the Company can receive approximately $238.1 million of ordinary dividends from its subsidiaries in 2010.

13.  STOCK-BASED COMPENSATION

A portion of PLC's 401(k) and Stock Ownership Plan ("401(k) Plan") consists of an Employee Stock Ownership Plan ("ESOP"). The ESOP stock was used to match employee contributions to and to provide other employee benefits. During 2009, all outstanding ESOP shares were allocated from the ESOP to employee 401(k) accounts.

PLC, from time to time, reissued treasury shares or bought additional shares of Common Stock in the open market to complete its 401(k) obligations. In addition to the shares allocated to employee 401(k) accounts from the ESOP, PLC reissued from treasury 11,896 shares of Common Stock to the 401(k) Plan during 2008 to complete its 401(k) obligations.

Since 1973, PLC has had stock-based incentive plans to motivate management to focus on its long-range performance through the awarding of stock-based compensation. Under plans approved by shareowners in 1997, 2003, and 2008, up to 7,500,000 PLC shares may be issued in payment of awards.

The criteria for payment of performance awards is based primarily upon a comparison of the PLC's average return on average equity over a four-year period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, upon a change in control of PLC) to that of a comparison group of publicly held life and multi-line insurance companies. For the 2008 awards, if PLC's results are below the 25th percentile of the comparison group, no portion of the award is earned. For the 2005-2007 awards, if PLC's results are below the 40th percentile of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Awards are paid in shares of the PLC's Common Stock. No awards were granted for the year ended December 31, 2009.

Performance shares awarded in 2009, 2008, 2007, 2006, and 2005 and the estimated fair value of the awards at grant date are as follows:

Year Awarded	Performance Shares	Estimated Fair Value
		(Dollars In Thousands)
2009	—	$—
2008	75,900	2,900
2007	66,100	2,900
2006	136,030	6,500
2005	120,540	4,600

Performance shares are equivalent in value to one share of PLC Common Stock times the award earned percentage payout. In the past, PLC has also issued performance-based stock appreciation rights ("P-SARs.") P-SARs convert to the equivalent of one stock appreciation right ("SARs") if earned times the award percentage payout. The P-SARs, once converted to SARs, expire 10 years after the grant date. As of December 31, 2009, the total outstanding performance shares related to these performance-based plans measured at maximum payouts were 400,835 shares.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

Between 1996 and 2009, SARs were granted to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable either five years after the date of grants or in three or four equal annual installments beginning one year after the date of grant (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. The SARs activity as well as weighted average base price is as follows:

	Weighted-Average Base Price per share	No. of SARs
Balance at December 31, 2006	$29.33	1,155,946
SARs granted	43.50	224,400
SARs exercised / forfeited	28.43	(117,642)
Balance at December 31, 2007	31.98	1,262,704
SARs granted	38.45	329,000
SARs exercised / forfeited	32.67	(32,131)
Balance at December 31, 2008	33.33	1,559,573
SARs granted	3.57	915,829
SARs exercised / forfeited	40.16	(6,200)
Balance at December 31, 2009	$22.28	2,469,202

The following table provides information as of December 31, 2009, about equity compensation plans under which PLC'scommon stock is authorized for issuance:

Securities Authorized for Issuance under Equity Compensation Plans

Plan category	Number of securities to be issued upon exercise of outstanding options, warrants and rights as of December 31, 2009(a)		Weighted-average exercise price of outstanding options, warrants and rights as of December 31, 2009(b)		Number of securities remaining available for future issuance under equity compensation plans (excluding securities reflected in column(a)) as of December 31, 2009(c)
Equity compensation plans approved by shareowners	2,420,818	(1)	$22.28	(3)	3,068,164	(4)
Equity compensation plans not approved by shareowners	382,575	(2)	Not applicable		Not applicable(5)
Total(2)	2,803,393	(1)(2)	$22.28	(3)	3,068,164	(4)(6)

(1)  Includes the following number of shares of common stock with respect to outstanding awards under the LTIP, determined as provided in the LTIP: (a) 1,604,981 shares issuable with respect to outstanding SARs (assuming for this purpose that one share of common stock will be payable with respect to each outstanding SAR); (b) 95,454 shares issuable with respect to outstanding performance share awards (assuming for this purpose that the awards are payable based on estimated performance under the awards as of September 30, 2009); and (c) 404,542 shares issuable with respect to outstanding restricted stock units (assuming for this purpose that shares will be payable with respect to all outstanding restricted stock units); and (d) 315,841 shares issuable with respect to stock equivalents representing previously earned awards under the LTIP that the recipient deferred under our Deferred Compensation Plan for Officers.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

(2)  Includes the following number of shares of common stock, determined as provided in the plans described below: (a) 186,474 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Directors Who Are Not Employees of the Company; (b) 87,493 shares issuable with respect to stock equivalents pursuant to our Deferred Compensation Plan for Officers; and (c) 108,608 shares issuable with respect to stock equivalents pursuant to our Regional Sales Manager Deferred Bonus Plan.

(3)  Based on exercise prices of outstanding SARs.

(4)  Represents (a) 3,023,664 shares of common stock available for future issuance under the LTIP; and (b) 44,500 shares of common stock available for future issuance under the Stock Plan for Non-Employee Directors.

(5)  The plans listed in Note (2) do not currently have limits on the number of shares of common stock issuable under such plans. The total number of shares of common stock that may be issuable under such plans will depend upon, among other factors, the deferral elections made by the plans' participants.

(6)  Plus any shares that become issuable under the plans listed in Note (2).

The outstanding SARs as of December 31, 2009, were at the following base prices:

Base Price	SARs Outstanding	Remaining Life in Years	Currently Exercisable
$22.31	424,628	1	424,628
32.00	360,000	3	360,000
26.49	65,000	4	65,000
41.05	111,700	6	36,700
48.60	38,400	7	28,800
45.70	35,070	7	35,070
43.46	190,575	8	99,225
48.05	3,000	8	1,500
41.12	2,500	8	1,250
38.59	321,000	9	80,250
8.88	1,500	9	375
3.50	910,829	10	—
9.54	5,000	10	—

The SARs issued for the year ended December 31, 2009 and 2008, had estimated fair values at grant date of $0.9 million and $2.2 million, respectively. These fair values were estimated using a Black-Scholes option pricing model. The assumptions used in this pricing model varied depending on the vesting period of awards. Assumptions used in the model for the 2009 SARs granted (the simplified method under the ASC Compensation-Stock Compensation Topic was used for both the 2009 and 2008 awards) were as follows: expected volatility ranging from 68.5% to 77.2%, a risk-free interest rate ranging from 2.7% to 3.0%, a dividend rate ranging from 2.3% to 10.3%, a zero percent forfeiture rate, and an expected exercise date of 2015. Assumptions used in the model for the 2008 SARs were as follows: expected volatility rate of 16.3%, a risk-free interest rate of 2.9%, a dividend rate of 2.1%, a zero percent forfeiture rate, and the expected exercise date was 2014. PLC will pay an amount in stock equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date for each SAR.

Additionally, PLC issued 580,700 restricted stock units for the year ended December 31, 2009. These awards had a total fair value at grant date of $2.2 million. Approximately half of these restricted stock units vest in 2012, and the remainder vest in 2013.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

13.  STOCK-BASED COMPENSATION — (Continued)

PLC recognizes all stock-based compensation expense over the related service period of the award, or earlier for retirement eligible employees. The expense recorded by PLC for its stock-based compensation plans was $3.9 million, $4.0 million, and $5.8 million in 2009, 2008, and 2007, respectively. PLC's obligations of its stock-based compensation plans that are expected to be settled in shares of PLC's Common Stock are reported as a component of PLC's shareowners' equity, net of deferred taxes.

14.  EMPLOYEE BENEFIT PLANS

In December of 2008, the FASB issued guidance which requires additional disclosures related to Postretirement Benefit Plan Assets. This guidance will provide users of financial statements with an understanding of: 1) how investment allocation decisions are made, including the factors that are pertinent to an understanding of investment policies and strategies, 2) the major categories of plan assets, 3) the inputs and valuation techniques used to measure the fair value of plan assets, 4) the effect of fair value measurements using significant unobservable inputs (Level 3) on changes in plan assets for the period, and 5) significant concentrations of risk within plans assets. The Company and PLC have adopted this guidance effective December 31, 2009, and has included the required disclosure information herein for the Qualified Pension Plan and for the Postretirement Group Life Insurance Plan.

Defined Benefit Pension Plan and Unfunded Excess Benefits Plan

•  PLC sponsors a defined benefit pension plan covering substantially all of its employees. Benefits are based on years of service and the employee's compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements of Employee Retirement Income Security Act ("ERISA") plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. PLC has not yet determined what amount it will fund in 2010.

•  PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed on qualified plans by federal tax law.

Effective January 1, 2008, PLC made the following changes to its Defined Benefit Pension Plan. These changes have been reflected in the computations within this note.

•  Employees hired after December 31, 2007, will receive benefits under a cash balance plan.

•  Employees active on December 31, 2007, with age plus vesting service less than 55 years will receive a final pay-based pension benefit for service through December 31, 2007, plus a cash balance benefit for service after December 31, 2007.

•  Employees active on December 31, 2007, with age plus vesting service equaling or exceeding 55 years, will receive a final pay-based pension benefit for service both before and after December 31, 2007, with a modest reduction in the formula for benefits earned after December 31, 2007.

•  All participants terminating employment on or after December of 2007 may elect to receive a lump sum benefit.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

PLC uses a December 31 measurement date for all of its plans. The following table presents the benefit obligation, fair value of plan assets, and the funded status of PLC's defined benefit pension plan and unfunded excess benefits plan as of December 31. This table also includes the amounts not yet recognized as components of net periodic pension costs as of December 31:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2009	2008	2009	2008
	(Dollars In Thousands)
Accumulated benefit obligation, end of year	$135,129	$116,492	$27,838	$26,035
Change in projected benefit obligation:
Benefit obligation at beginning of year	$130,394	$128,785	$28,327	$28,469
Service cost	6,834	6,880	556	571
Interest cost	7,847	7,419	1,701	1,677
Amendments	—	306	—	9
Actuarial (gain) or loss	10,703	(5,527)	1,627	(541)
Special termination benefits	—	—	—	—
Benefits paid	(8,405)	(7,469)	(2,703)	(1,858)
Benefit obligation at end of year	147,373	130,394	29,508	28,327
Change in plan assets:
Fair value of plan assets at beginning of year	92,052	128,821	—	—
Actual return on plan assets	16,629	(29,300)	—	—
Employer contributions	2,000	—	2,703	1,858
Benefits paid	(8,405)	(7,469)	(2,703)	(1,858)
Fair value of plan assets at end of year	102,276	92,052	—	—
After Reflecting FASB guidance:(1)
Funded status	(45,097)	(38,342)	(29,508)	(28,327)
Amounts Recognized in the Balance Sheet:
Other assets	—	—	—	—
Other liabilities	(45,097)	(38,342)	(29,508)	(28,327)
Amounts Recognized in Accumulated Other Comprehensive Income:
Net actuarial loss	65,444	63,818	7,826	6,657
Prior service cost	(3,097)	(3,500)	81	92
Net transition asset	$62,347	$60,318	$7,907	$6,749

(1)  For additional information, see the ASC Compensation-Retirement Benefits Topic.

Weighted-average assumptions used to determine benefit obligations as of December 31 are as follows:

	Defined Benefit Pension Plan		Unfunded Excess Benefits Plan
	2009	2008	2009	2008
Discount rate	5.57%	6.30%	5.40%	6.30%
Rate of compensation increase	0 - 3.75	3.75	0 - 4.75	4.75
Expected long-term return on plan assets	8.00	8.00	N/A	N/A

The assumed discount rates used to determine the benefit obligations were based on an analysis of future benefits expected to be paid under the plans. The assumed discount rate reflects the interest rate at which an

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

amount that is invested in a portfolio of high-quality debt instruments on the measurement date would provide the future cash flows necessary to pay benefits when they come due.

In assessing the reasonableness of its long-term rate of return assumption, PLC utilized a 25 year average return for the represented asset classes. This 25 year return provided results that were consistent with PLC's long-term rate of return assumption.

Weighted-average assumptions used to determine the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2009	2008	2007	2009	2008	2007
Discount rate	6.30%	6.16%	5.90%	6.30%	6.16%	5.90%
Rates of compensation increase	3.75	3.75	3.75	4.75	4.75	4.75
Expected long-term return on plan assets	8.00	8.00	8.25	N/A	N/A	N/A

Components of the net periodic benefit cost for the years ended December 31 are as follows:

	Defined Benefit Pension Plan			Unfunded Excess Benefits Plan
	2009	2008	2007	2009	2008	2007
	(Dollars In Thousands)
Service cost — Benefits earned during the period	$6,834	$6,880	$7,668	$556	$571	$765
Interest cost on projected benefit obligation	7,847	7,419	7,592	1,701	1,677	1,602
Expected return on plan assets	(9,569)	(9,915)	(9,923)	—	—	—
Amortization of prior service cost	(403)	(403)	193	12	12	—
Amortization of actuarial losses	2,017	1,599	2,366	458	565	616
Preliminary net periodic benefit cost	6,726	5,580	7,896	2,727	2,825	2,983
Special termination benefits	—	—	—	—	—	70
Total benefit cost	$6,726	$5,580	$7,896	$2,727	$2,825	$3,053

The estimated net actuarial loss, prior service cost, and transition obligation for these plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2010 are as follows:

	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
Net actuarial loss	$3,496	$609
Prior service cost	(403)	12
Transition obligation	—	—

Allocation of plan assets of PLC's defined benefit pension plan by category as of December 31 is as follows:

Asset Category	Target Allocation for 2010	2009	2008
Cash and cash equivalents	2.0%	1.0%	1.0%
Equity securities	60.0	65.0	57.0
Fixed income	38.0	34.0	42.0
Total	100.0%	100.0%	100.0%

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The target asset allocation is designed to provide an acceptable level of risk and balance between equity assets and fixed income assets. The weighting towards equity securities is designed to help provide for an increased level of asset growth potential and liquidity.

Prior to July 1999, upon an employee's retirement, a distribution from pension plan assets was used to purchase a single premium annuity from us by PLC in the retiree's name. Therefore, amounts shown above as plan assets exclude assets relating to such retirees. Since July 1999, retiree obligations have been fulfilled from pension plan assets. The defined benefit pension plan has a target asset allocation of 60% domestic equities, 38% fixed income, and 2% cash and cash equivalents. When calculating asset allocation, PLC includes reserves for pre-July 1999 retirees.

PLC's investment policy includes various guidelines and procedures designed to ensure assets are invested in a manner necessary to meet expected future benefits earned by participants. The investment guidelines consider a broad range of economic conditions. Central to the policy are target allocation ranges (shown above) by major asset categories. The objectives of the target allocations are to maintain investment portfolios that diversify risk through prudent asset allocation parameters, achieve asset returns that meet or exceed the plans' actuarial assumptions, and achieve asset returns that are competitive with like institutions employing similar investment strategies.

The plan's equity assets are that are in a Russell 3000 tracking fund are invested in a domestic equity index collective trust managed by Northern Trust Corporation. The plan's equity assets that are in a S&P 500 tracking fund (Spartan U.S.) are managed by Fidelity. The plan's cash equivalents are invested in a collective trust managed by Northern Trust Corporation. The plan's fixed income assets are invested in a group deposit administration annuity contract with the Company.

Plan assets of the defined benefit pension play by category as of December 31 are as follows:

Asset Category	Fair Value
(Dollars In Thousands)
Cash and cash equivalents	$881
Equity securities:
Russell 3000 Equity Index Fund	48,664
Spartan U.S. Equity Index Fund	17,839
Fixed income	34,892
Total	$102,276

The valuation methodologies used to determine the fair values reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value. The Plan's group deposit administration annuity contract with the Company is valued at contract value, which PLC believes approximates fair value. Contract value represents contributions made under the contract, plus interest at the contract rate, less funds used to purchase annuities. Units in collective short-term and collective investment funds are valued at the unit value, which approximates fair value, as reported by the trustee of the collective short-term and collective investment funds on each valuation date. These methods of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Collective short-term investment fund	$—	$881	$—	$881
Collective investment fund	17,839	48,664	—	66,503
Group deposit administration annuity contract	—	—	34,892	34,892
Total investments	$17,839	$49,545	$34,892	$102,276

A reconciliation of the beginning and ending balances for the fair value measurements for which significant unobservable inputs (Level 3) have been used is as follows:

As of December 31, 2009
(Dollars In Thousands)
Balance, beginning of year	$38,341
Interest income	2,051
Transfers to the collective short-term investments fund	(5,500)
Balance, end of year	$34,892

Investment securities are exposed to various risks, such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect the amounts reported.

Estimated future benefit payments under the defined benefit pension plan are as follows:

Years	Defined Benefit Pension Plan	Unfunded Excess Benefits Plan
	(Dollars In Thousands)
2010	$11,262	$2,446
2011	11,262	2,438
2012	11,560	2,486
2013	11,979	2,744
2014	12,767	2,454
2015-2019	73,830	13,878

Other Postretirement Benefits

In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. This postretirement benefit is provided by an unfunded plan. As of December 31, 2009 and 2008, the accumulated postretirement benefit obligation associated with these benefits was $1.7 million and $1.7 million, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The change in the benefit obligation for the retiree medical plan is as follows:

	2009	2008
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$1,726	$1,535
Service cost	13	23
Interest cost	81	94
Amendments	—	540
Actuarial (gain) or loss	181	(79)
Plan participant contributions	282	283
Benefits paid	(624)	(670)
Special termination benefits	—	—
Benefit obligation, end of year	$1,659	$1,726

For a closed group of retirees over age 65, PLC provides a prescription drug benefit. As of December 31, 2009 and 2008, PLC's liability related to this benefit was $0.1 million and $0.1 million, respectively. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

PLC also offers life insurance benefits for retirees from $10,000 up to a maximum of $75,000 which are provided through the payment of premiums under a group life insurance policy. This plan is partially funded at a maximum of $50,000 face amount of insurance. As of December 31, 2009 and 2008, the accumulated postretirement benefit obligation associated with these benefits is as follows:

	2009	2008
	(Dollars In Thousands)
Change in Benefit Obligation
Benefit obligation, beginning of year	$6,791	$6,518
Service cost	104	101
Interest cost	409	394
Amendments	—	—
Actuarial (gain) or loss	224	(118)
Plan participant contributions	—	—
Benefits paid	(191)	(104)
Special termination benefits	—	—
Benefit obligation, end of year	$7,337	$6,791

For the postretirement life insurance plan, PLC's expected long-term rate of return assumption used to determine benefit obligations and the net periodic benefit cost as of December 31, 2009, is 4.0%. In assessing the reasonableness of its long term rate of return assumption, PLC utilized a 20 year annualized return on Barclay's short treasury index. This 20 year return provided results that were consistent with PLC's long term rate of return assumption.

Investments of PLC's group life insurance plan were held by Aliant Bank through December 2008 when PLC changed the Custodian to Wells Fargo Bank, N.A. Plan assets held by the Custodian are invested in money market funds.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

The fair value of each major category of plan assets PLC's postretirement life insurance plan is as follows:

	For The Year Ended December 31,
Category of Investment	2009	2008
	(Dollars In Thousands)
Money Market Fund	$6,235	$6,290

Investments are stated at fair value and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The money market funds are valued at the net asset value of shares held at year end. This method of valuation may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while PLC believes its valuation method is appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Money Market Funds	$6,235	$—	$—	$6,235

Investments are exposed to various risks, such as interest rate and credit risks. Due to the level of risk associated with investments and the level of uncertainty related to credit risks, it is at least reasonably possible that changes in risk in the near term could materially affect the amounts reported.

401(k) Retirement Plan

PLC sponsors a 401(k) Plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code or as after-tax "Roth" contributions. Employees may contribute up to 25% of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as set periodically by the Internal Revenue Service ($16,500 for 2009). PLC matches employee contributions dollar for dollar up to a maximum of 4% of an employee's pay per year per person. All matching contributions vest immediately. Before the 2008 Plan year, if PLC's financial performance achieved certain goals set by PLC's Board of Directors, certain employees who were not otherwise under a bonus or sales incentive plan could receive an extra profit sharing contribution in stock of up to 3% of base pay. The profit sharing contribution was discontinued after the 2007 Plan year.

Prior to 2009, employee contributions to PLC's 401(k) Plan were matched through use of an ESOP established by PLC. Expense related to the ESOP consisted of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to PLC less dividends on shares held by the ESOP. All shares held by the ESOP were treated as outstanding for purposes of computing earnings per share. The expense recorded by PLC for these employee benefits was $1.0 million and $1.8 million in 2008 and 2007, respectively. Beginning in 2009, PLC adopted a cash match for employee contributions to the 401(k) plan and recorded an expense of $4.6 million for 2009.

Effective as of January 1, 2005, PLC adopted a supplemental matching contribution program, which is a nonqualified plan that provides supplemental matching contributions in excess of the limits imposed on qualified defined contribution plans by federal tax law. The first allocations under this program were made in early 2006,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  EMPLOYEE BENEFIT PLANS — (Continued)

with respect to the 2005 plan year. The expense recorded by PLC for this employee benefit was $0.3 million, $0.5 million, and $0.2 million, respectively, in 2009, 2008, and 2007.

Deferred Compensation Plan

PLC has established deferred compensation plans for directors, officers, and others. Compensation deferred is credited to the participants in cash, mutual funds, common stock equivalents, or a combination thereof. PLC may, from time to time, reissue treasury shares or buy in the open market shares of common stock to fulfill its obligation under the plans. As of December 31, 2009 the plans had 915,596 shares of common stock equivalents credited to participants. PLC's obligations related to its deferred compensation plans are reported in other liabilities, unless they are to be settled in shares of its common stock, in which case they are reported as a component of shareowners' equity.

15.  INCOME TAXES

The Company's effective income tax rate related to continuing operations varied from the maximum federal income tax rate as follows:

	For The Year Ended December 31,
	2009	2008	2007
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt income	(1.2)	7.1	(2.0)
State income taxes	0.4	0.0	1.9
Uncertain tax positions	0.2	(0.5)	0.0
Other	0.3	(4.3)	1.3
	34.7%	37.3%	36.2%

The provision for federal income tax in these financial statements differs from the respective amounts of income tax expense per the income tax returns for the same years due to certain revenue and expense items that are reported in these statements in years that are different from the years in which they are reported in the returns.

The components of the Company's income tax expense related to income before the cumulative effect of a change in accounting principle are as follows:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$(60,018)	$6,051	$(48,059)
State	4,133	1,747	754
Total current	$(55,885)	$7,798	$(47,305)
Deferred income tax expense:
Federal	$204,709	$(39,866)	$182,451
State	(1,261)	(147)	8,377
Total deferred	$203,448	$(40,013)	$190,828

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

The components of the Company's net deferred income tax liability are as follows:

	As of December 31,
	2009	2008
	(Dollars In Thousands)
Deferred income tax assets:
Policy and policyholders liability reserves	$183,231	$143,793
Intercompany losses	50,445	52,559
Invested assets (other than unrealized gains)	59,216	127,781
Unrealized losses on investments	146,118	885,649
Deferred compensation	2,622	3,533
Federal tax loss carryforwards	—	129,370
Other	33,712	50,834
State tax valuation allowance	(3,071)	(3,700)
	472,273	1,389,819
Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	1,049,622	1,027,286
Net deferred income tax asset (liability)	$(577,349)	$362,533

The Company's income tax returns, except for Protective Life Insurance Company of New York which files separately, are included in PLC's consolidated U.S. income tax return.

In management's judgment, the gross deferred income tax asset as of December 31, 2009, will more likely than not be fully realized. As of December 31, 2009, the Company had U.S. capital loss carryforwards of $65.5 million which will expire if not used by 2013 and $15.5 million which will expire if not used by 2014. The Company has recognized a valuation allowance of $3.1 million and $3.7 million as of December 31, 2009 and 2008, respectively, related to state net operating loss carryforwards that it has determined are more likely than not to expire unutilized. The resulting change of $(0.6) million in this valuation allowance is part of deferred state income tax expense. As of December 31, 2009 and 2008, no valuation allowance was established with regard to deferred income tax assets relating to the impairments on fixed maturities, the U.S. capital loss carryforwards, and the unrealized losses on investments. The Company relied upon certain prudent and feasible tax-planning strategies and its ability and intent to hold to recovery its fixed maturities that are currently reported at an unrealized loss.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of December 31,
	2009	2008	2007
	(Dollars In Thousands)
Balance, beginning of period	$25,289	$21,783	$21,425
Additions for tax positions of the current year	—	—	1,373
Additions for tax positions of prior years	110	20,700	1,242
Reductions of tax positions of prior years		(2,227)	—
Settlements during the period	—	—	—
Lapses of applicable statute of limitations	—	(17,194)	(2,257)
Balance, end of period	$23,172	$25,289	$21,783

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  INCOME TAXES — (Continued)

Included in the balance above, as of December 31, 2009 and 2008, are approximately $20.0 million and $22.2 million of unrecognized tax benefits, respectively, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductions. Other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective income tax rate but would accelerate to an earlier period the payment of cash to the taxing authority. The total amount of unrecognized tax benefits, if recognized, that would affect the effective income tax rate is approximately $3.1 million at both December 31, 2009 and 2008.

Any accrued interest and penalties related to the unrecognized tax benefits have been included in income tax expense. These amounts totaled $1.2 million, less than $0.1 million, and $0.6 million in 2009, 2008, and 2007, respectively. The Company has approximately $5.7 million and $4.6 million of accrued interest associated with unrecognized tax benefits as of December 31, 2009 and as of December 31, 2008, respectively (before taking into consideration the related income tax benefit that is associated with such an expense).

Using the information available as of December 31, 2009, the Company believes that in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease. In general, the Company is no longer subject to U.S. federal, state and local income tax examinations by taxing authorities for tax years that began before 2005.

16.  SUPPLEMENTAL CASH FLOW INFORMATION

The following table sets forth supplemental cash flow information:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Cash paid / (received) during the year:
Interest on debt	$39,496	$69,080	$62,550
Income taxes	(360)	(70,912)	(24,028)
Noncash investing and financing activities:
Increase (decrease) in collateral for securities lending transactions	(9,755)	(293,046)	(25,234)
Capital contributions from PLC	—	92,728	—

Total cash interest paid on debt for the year ended December 31, 2009, was $39.5 million.

17.  RELATED PARTY TRANSACTIONS

The Company leases furnished office space and computers to affiliates. Lease revenues were $3.3 million in 2009, $3.0 million in 2008, and $2.9 million in 2007. The Company purchases data processing, legal, investment, and management services from affiliates. The costs of such services were $131.7 million, $117.8 million, and $144.4 million in 2009, 2008, and 2007, respectively.

Certain corporations with which PLC's directors were affiliated paid us premiums and policy fees or other amounts for various types of insurance and investment products, interest on bonds we own and commissions on securities underwritings in which our affiliates participated. Such amounts totaled $13.4 million, $12.1 million, and $12.7 million in 2009, 2008, and 2007, respectively. The Company and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $2.7 million, $1.4 million, and $1.8 million in 2009, 2008, and 2007, respectively.

During 2009, Golden Gate issued $850 million of floating rate surplus notes which were purchased by PLC, see Note 9, Debt and Other Obligations. As of December 31, 2009, Golden Gate has $980 million of surplus notes outstanding in which PLC is the sole holder, which is eliminated at the PLC consolidated level.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  RELATED PARTY TRANSACTIONS — (Continued)

Golden Gate II has entered into certain agreements with PLC which were classified as derivatives. These derivatives are not eliminated in the Company's consolidated financial statements, and the changes in fair value are reported in the Company's consolidated statements of income. For the year ended December 31, 2009, the Company recorded a gain on these derivatives of approximately $4.3 million.

The Company and/or certain of its affiliates have reinsurance agreements in place with companies owned by PLC. These agreements relate to certain portions of our service contract business which is included within the Asset Protection segment. These transactions are eliminated at the PLC consolidated level.

The Company and/or certain of its affiliates also utilize certain companies owned by PLC as brokers to sell certain annuity and life products. These products are included in the Life Marketing and Annuities segments and are eliminated at the PLC consolidated level.

18.  STATUTORY REPORTING PRACTICES AND OTHER REGULATORY MATTERS

Financial statements prepared in conformity with GAAP differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, c) deferred income taxes are not subject to statutory limitations as to amounts recognized and are recognized through earnings as opposed to being charged to shareowners' equity, d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to shareowners' equity, e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets), f) certain items of interest income, such as mortgage and bond discounts, are amortized differently, and g) bonds are recorded at their market values instead of amortized cost.

Statutory net income for PLICO was $549.9 million for the year ended December 31, 2009 and a net loss of $300.4 million for the year ended December 31, 2008, respectively. Statutory net income was $350.9 million for the year ended December 31, 2007. Statutory capital and surplus for PLICO was $2.6 billion and $1.8 billion as of December 31, 2009 and 2008, respectively. The maximum amount that would qualify as ordinary dividends to PLC by its insurance subsidiaries in 2010 is estimated to be $704.8 million.

State insurance regulators and the National Association of Insurance Commissioners ("NAIC") have adopted risk-based capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.

A company's risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company's statutory surplus by comparing it to the RBC. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2009, the Company's total adjusted capital and company action level RBC was $2.8 billion and $653 million, respectively, providing an RBC ratio of approximately 429%.

As of December 31, 2009, the Company and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $53.6 million.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. In the first quarter of 2009, the Company adopted the provisions from the FASB guidance that is referenced in the Fair Value Measurements and Disclosures Topic for non-financial assets and liabilities (such as property and equipment, goodwill, and other intangible assets) that are required to be measured at fair value on a periodic basis. The effect on the Company's periodic fair value measurements for non-financial assets and liabilities was not material.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•  Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•  Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets

b)  Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d)  Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•  Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management's own assumptions about the assumptions a market participant would use in pricing the asset or liability.

As a result of the adoption of the FASB guidance on fair value, the Company recognized the following adjustment to opening retained earnings at January 1, 2008, for its Equity Indexed Annuities that were previously accounted for under FASB guidance on certain hybrid financial instruments:

	Carrying Value Prior to Adoption January 1, 2008	Carrying Value After Adoption January 1, 2008	Transition Adjustment to Retained Earnings Gain (Loss)
	(Dollars In Thousands)
Equity-indexed annuity reserves, net	$145,912	$143,634	$2,278
Pre-tax cumulative effect of adoption			2,278
Change in deferred income taxes			(808)
Cumulative effect of adoption			$1,470

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

In addition, the Company recognized a transition adjustment for the embedded derivative liability related to annuities with guaranteed minimum withdrawal benefits. The impact of this adjustment, net of DAC amortization, reduced income before income taxes by $0.4 million during the first quarter of 2008.

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Asset-backed securities	$—	$360,797	$693,930	$1,054,727
Commercial mortgage-backed securities	—	142,483	844,535	987,018
Residential mortgage-backed securities	—	3,357,952	23	3,357,975
U.S. government-related bonds	441,662	30,198	15,102	486,962
State, municipalities, and political subdivisions	—	350,632	—	350,632
Other government-related bonds	16,992	389,379	—	406,371
Corporate bonds	200	13,108,681	86,292	13,195,173
Total fixed maturity securities — available-for-sale	458,854	17,740,122	1,639,882	19,838,858
Fixed maturity securities — trading	277,108	2,574,205	105,089	2,956,402
Total fixed maturity securities	735,962	20,314,327	1,744,971	22,795,260
Equity securities	174,829	92	60,203	235,124
Other long-term investments(1)	—	22,926	28,025	50,951
Short-term investments	973,461	66,486	—	1,039,947
Total investments	1,884,252	20,403,831	1,833,199	24,121,282
Cash	162,858	—	—	162,858
Other assets	4,977	—	—	4,977
Assets related to separate accounts
Variable annuity	2,948,457	—	—	2,948,457
Variable universal life	316,007	—	—	316,007
Total assets measured at fair value on a recurring basis	$5,316,551	$20,403,831	$1,833,199	$27,553,581
Liabilities:
Annuity account balances(2)	$—	$—	$149,893	$149,893
Other liabilities(1)	—	40,873	105,838	146,711
Total liabilities measured at fair value on a recurring basis	$—	$40,873	$255,731	$296,604

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Asset-backed securities	$—	$389,052	$682,710	$1,071,762
Commercial mortgage-backed securities	—	164,383	855,817	1,020,200
Residential mortgage-backed securities	—	4,142,473	34	4,142,507
U.S. government-related bonds	55,496	26,187	10,072	91,755
State, municipalities, and political subdivisions	—	29,704	—	29,704
Other government-related bonds	—	218	—	218
Corporate bonds	—	10,397,362	78,599	10,475,961
Total fixed maturity securities — available-for-sale	55,496	15,149,379	1,627,232	16,832,107
Fixed maturity securities — trading	375,024	2,828,824	32,645	3,236,493
Total fixed maturity securities	430,520	17,978,203	1,659,877	20,068,600
Equity securities	190,255	11,307	58,933	260,495
Other long-term investments(1)	48	3,581	264,173	267,802
Short-term investments	974,771	72,395	1,161	1,048,327
Total investments	1,595,594	18,065,486	1,984,144	21,645,224
Cash	127,809	—	—	127,809
Other assets	3,985	—	—	3,985
Assets related to separate accounts
Variable annuity	2,027,470	—	—	2,027,470
Variable universal life	242,944	—	—	242,944
Total assets measured at fair value on a recurring basis	$3,997,802	$18,065,486	$1,984,144	$24,047,432
Liabilities:
Annuity account balances(2)	$—	$—	$152,762	$152,762
Other liabilities(1)	3,179	123,006	113,311	239,496
Total liabilities measured at fair value on a recurring basis	$3,179	$123,006	$266,073	$392,258

(1)  Includes certain freestanding and embedded derivatives.

(2)  Represents liabilities related to equity indexed annuities.

Determination of fair values

The valuation methodologies used to determine the fair values of assets and liabilities reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines certain fair

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments as listed in the above table.

Fixed Maturity, Short-Term, and Equity Securities

The fair value of fixed maturity, short-term, and equity securities is determined by management after considering one of three primary sources of information: third party pricing services, non-binding independent broker quotations, or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for non-binding prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these three pricing methods include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications. Third party pricing services price over 90% of the Company's fixed maturity securities. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services derive the majority of security prices from observable market inputs such as recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information outlined above. If there are no recent reported trades, the third party pricing services and brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Certain securities are priced via independent non-binding broker quotations, which are considered to have no significant unobservable inputs. When using non-binding independent broker quotations, the Company obtains one quote per security, typically from the broker from which we purchased the security. A pricing matrix is used to price securities for which the Company is unable to obtain or effectively rely on either a price from a third party pricing service or an independent broker quotation.

The pricing matrix used by the Company begins with current spread levels to determine the market price for the security. The credit spreads, assigned by brokers, incorporate the issuer's credit rating, liquidity discounts, weighted average of contracted cash flows, and risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The Company uses credit ratings provided by nationally recognized rating agencies.

For securities that are priced via non-binding independent broker quotations, the Company assesses whether prices received from independent brokers represent a reasonable estimate of fair value through an analysis using internal and external cash flow models developed based on spreads and, when available, market indices. The Company uses a market-based cash flow analysis to validate the reasonableness of prices received from independent brokers. These analytics, which are updated daily, incorporate various metrics (yield curves, credit spreads, prepayment rates, etc.) to determine the valuation of such holdings. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the analytics, the price received from the independent broker is adjusted accordingly. The Company did not adjust any quotes or prices received from brokers during the year ended December 31, 2009.

The Company has analyzed the third party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs that is in accordance with the

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

Fair Value Measurements and Disclosures Topic of the ASC. Based on this evaluation and investment class analysis, each price was classified into Level 1, 2 or 3. Most prices provided by third party pricing services are classified into Level 2 because the significant inputs used in pricing the securities are market observable and the observable inputs are corroborated by the Company. Since the matrix pricing of certain debt securities includes significant non-observable inputs, they are classified as Level 3.

Derivatives

Derivative instruments are valued using exchange prices, independent broker quotations, or pricing valuation models, which utilize market data inputs. Excluding embedded derivatives, as of December 31, 2009, 30.1% of derivatives based upon notional values were priced using exchange prices or independent broker quotations. The remaining derivatives were priced by pricing valuation models, which predominantly utilize observable market data inputs. Inputs used to value derivatives include, but are not limited to, interest swap rates, credit spreads, interest and equity volatility, equity index levels and treasury rates. The Company performs monthly analysis on derivative valuations that includes both quantitative and qualitative analysis.

Derivative instruments classified as Level 1 include futures and certain options, which are traded on active exchange markets.

Derivative instruments classified as Level 2 primarily include interest rate, inflation, currency exchange, and credit default swaps. These derivative valuations are determined using independent broker quotations, which are corroborated with observable market inputs.

Derivative instruments classified as Level 3 were total return swaps and embedded derivatives and include at least one non-observable significant input. A derivative instrument containing Level 1 and Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the changes in fair value on derivatives reported in Level 3 may not reflect the offsetting impact of the changes in fair value of the associated assets and liabilities.

GMWB Embedded Derivative

The GMWB embedded derivative is marked-to-market using current implied volatilities for the equity indices. The methods used to estimate the liabilities employ significant unobservable inputs, such as lapses, policyholder behavior, equity market returns, interest rates, the Company's nonperformance risk measure, and market volatility. The Company assumes mortality of 65% of the National Association of Insurance Commissioners 1994 Variable Annuity GMDB Mortality Table. As a result, the GMWB embedded derivative is categorized as Level 3.

Separate Accounts

Separate account assets are invested in open-ended mutual funds and are included in Level 1.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2009, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains (losses)					Total Gains (losses) included in Earnings related to
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)	Transfers in and/or out of Level 3	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Asset-backed securities	$682,710	$(31)	$5,303	$9,070	$(3,122)	$693,930	$—
Commercial mortgage-backed securities	855,817	—	39,602	(50,884)	—	844,535	—
Residential mortgage-backed securities	34	(13,984)	9,417	1,000	3,556	23	—
U.S. government-related bonds	10,072	—	769	14,772	(10,511)	15,102	—
State, municipalities, and political subdivisions	—	—	—	—	—	—	—
Other government-related bonds	—	—	—	—	—	—	—
Corporate bonds	78,599	(9)	7,294	(32,132)	32,540	86,292	—
Total fixed maturity securities — available-for-sale	1,627,232	(14,024)	62,385	(58,174)	22,463	1,639,882	—
Fixed maturity securities — trading	32,645	8,568	—	91,517	(27,641)	105,089	6,585
Total fixed maturity securities	1,659,877	(5,456)	62,385	33,343	(5,178)	1,744,971	6,585
Equity securities	58,933	(56)	33	1,314	(21)	60,203	—
Other long-term investments(1)	264,173	(236,148)	—	—	—	28,025	(236,148)
Short-term investments	1,161	—	(286)	—	(875)	—	—
Total investments	1,984,144	(241,660)	62,132	34,657	(6,074)	1,833,199	(229,563)
Total assets measured at fair value on a recurring basis	$1,984,144	$(241,660)	$62,132	$34,657	$(6,074)	$1,833,199	$(229,563)
Liabilities:
Annuity account balances(2)	$152,762	$(5,259)	$—	$8,128	$—	$149,893	$—
Other liabilities(1)	113,311	7,473	—	—	—	105,838	7,473
Total liabilities measured at fair value on a recurring basis	$266,073	$2,214	$—	$8,128	$—	$255,731	$7,473

(1)  Represents certain freestanding and embedded derivatives

(2)  Represents liabilities related to equity indexed annuities

For the year ended December 31, 2009, $36.2 million of securities were transferred into Level 3. This amount was transferred entirely from Level 2. These transfers resulted from securities that were priced by independent pricing services or brokers using significant observable market inputs where significant observable market inputs are no longer available as of December 31, 2009.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

For the year ended December 31, 2009, $42.3 million of securities were transferred out of Level 3. This amount was transferred entirely to Level 2. These transfers resulted from securities that were previously valued using an internal model that had significant unobservable market inputs and are now being priced by independent pricing services or brokers using significant observable market inputs as of December 31, 2009.

The following table presents a reconciliation of the beginning and ending balances for fair value measurements for the year ended December 31, 2008, for which the Company has used significant unobservable inputs (Level 3):

		Total Realized and Unrealized Gains (losses)					Total Gains (losses) included in Earnings related to
	Beginning Balance	Included in Earnings	Included in Other Comprehensive Income	Purchases, Issuances, and Settlements (net)	Transfers in and/or out of Level 3	Ending Balance	Instruments still held at the Reporting Date
	(Dollars In Thousands)
Assets:
Fixed maturity securities — available-for-sale
Asset-backed securities	$130,747	$(10,998)	$(85,639)	$608,009	$40,591	$682,710	$—
Commercial mortgage-backed securities	1,136,913	—	(52,696)	(94,967)	(133,433)	855,817	—
Residential mortgage-backed securities	35,694	—	(2,416)	(6,597)	(26,647)	34	—
U.S. government-related bonds	111,104	—	(932)	(100,100)	—	10,072	—
State, municipalities, and political subdivisions	9,026	—	(406)	(311)	(8,309)	—	—
Other government-related bonds	—	—	—	—	—	—	—
Corporate bonds	2,296,894	(39,658)	(306,492)	(259,180)	(1,612,965)	78,599	—
Total fixed maturity securities — available-for-sale	3,720,378	(50,656)	(448,581)	146,854	(1,740,763)	1,627,232	—
Fixed maturity securities — trading	837,824	(66,374)	—	(289,846)	(448,959)	32,645	1,272
Total fixed maturity securities	4,558,202	(117,030)	(448,581)	(142,992)	(2,189,722)	1,659,877	1,272
Equity securities	657	(50)	(24)	58,407	(57)	58,933	—
Other long-term investments(1)	6,959	257,214	—	—	—	264,173	257,214
Short-term investments	66,327	—	(807)	—	(64,359)	1,161	—
Total investments	4,632,145	140,134	(449,412)	(84,585)	(2,254,138)	1,984,144	258,486
Total assets measured at fair value on a recurring basis	$4,632,145	$140,134	$(449,412)	$(84,585)	$(2,254,138)	$1,984,144	$258,486
Liabilities:
Annuity account balances(2)	$143,634	$(2,848)	$—	$(6,280)	$—	$152,762	$(2,848)
Other liabilities(1)	37,270	(76,041)	—	—	—	113,311	(76,041)
Total liabilities measured at fair value on a recurring basis	$180,904	$(78,889)	$—	$(6,280)	$—	$266,073	$(78,889)

(1)  Represents certain freestanding and embedded derivatives

(2)  Represents liabilities related to equity indexed annuities

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

For the year ended December 31, 2008, the Company had $147 million of bonds that were transferred from Level 2 into Level 3. This amount represented approximately 0.6% of total fixed maturity investments as of January 1, 2008. No other assets were transferred into Level 3 during the period.

For the year ended December 31, 2008, $2.4 billion of securities were transferred out of Level 3. Of this amount, $2.38 billion were transferred to Level 2 and $0.02 billion were transferred to Level 1. These transfers resulted from the following:

•  During 2008, the Company obtained additional documentation from third party pricing services regarding the method used to price privately-held corporate bonds and CMBS. Based on a review of this new information, the Company determined that there were no significant unobservable inputs used in the valuation. As a result, $1.5 billion of securities were transferred from Level 3 to Level 2.

•  During 2008, as the Company continued to identify valuation techniques most representative of fair value, the Company determined that certain pricing methodologies originally believed to incorporate significant unobservable inputs had no such inputs. Therefore, the Company transferred $0.6 billion of securities that were classified as Level 3 as of June 30, 2008 to Level 2 during the third quarter of 2008.

•  As of January 1, 2008, the Company had $0.3 billion of internally priced securities on which we obtained values on from third party services or brokers during 2008. Of this amount, $0.3 billion was transferred to Level 2 and $0.02 billion was transferred to Level 1.

Total realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either realized investment gains (losses) within the Consolidated Statements of Income (Loss) or other comprehensive income (loss) within shareowners' equity based on the appropriate accounting treatment for the item.

Purchases, sales, issuances, and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily relates to purchases and sales of fixed maturity securities and issuances and settlements of equity indexed annuities.

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The asset transfers in the table(s) above primarily related to positions moved from Level 3 to Level 2 as the Company determined that certain inputs were observable.

The amount of total gains (losses) for assets and liabilities still held as of the reporting date primarily represents changes in fair value of trading securities and certain derivatives that exist as of the reporting date and the change in fair value of equity indexed annuities.

During 2008, the Company changed certain assumptions used in its methodology for determining the fair value for retained beneficial interests in CMBS holdings related to the Company's sponsored commercial mortgage loan securitizations. Prior to the third quarter, the Company used external broker valuations to determine the fair value of these positions. These valuations were based on the cash flows of the commercial mortgages underlying the notes, as well as observable market spread assumptions for investments with similar coupons and/or characteristics based on the fair value hierarchy criteria and non-observable assumptions and factors utilizing general market information available as of the valuation date. During 2008, the Company still believes that little or no secondary market existed for CMBS holdings similar to those in the Company's portfolio,

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

and additionally, certain of the tranches within the Company's holdings fell below the collapse provision levels in the underlying security agreements. Therefore, the relevant observable inputs from CMBS sales activity could not be obtained for what the Company considered a supportable or appropriate calculation of fair value based on the Company's previous methodology.

As a result of the factors noted and in accordance with the clarifying guidance issued by the FASB during 2008, the Company determined the fair value of these CMBS holdings using a combination of external broker valuations and an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the commercial mortgage loans underlying the notes. The model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks. The Company believes that this valuation approach provides a more accurate calculation of the fair value of these securities under the fair value hierarchy guidance and given the current inactive market conditions.

As a result of the auction rate securities market collapse, during 2008, the Company began pricing its auction rate securities using an internally developed model. Prior to this, the Company used external broker valuation to determine the fair value of these positions. This model includes inputs derived from actively traded asset backed securities with comparable underlying collateral. The model also contains the Company's determined representative risk adjustment assumptions related to liquidity risks. The Company believes that this valuation approach provides a reasonable calculation of the fair value of these securities under the fair value hierarchy guidance and given the current inactive market conditions.

Estimated Fair Value of Financial Instruments

The carrying amounts and estimated fair values of our financial instruments are as follows:

	As of December 31,
	2009		2008
	Carrying Amounts	Fair Values	Carrying Amounts	Fair Values
	(Dollars In Thousands)
Assets (see Notes 2 and 4):
Mortgage loans on real estate	$3,876,890	$4,123,375	$3,839,925	$4,560,471
Policy loans	794,276	794,276	810,933	810,933
Liabilities (see Notes 2 and 4):
Stable value product account balances	$3,581,150	$3,758,422	$4,960,405	$5,104,268
Annuity account balances	9,911,040	9,655,208	9,357,427	8,976,336
Debt (see Note 9):
Non-recourse funding obligations	$1,555,000	$1,232,808	$1,505,000	$757,161

Except as noted below, fair values were estimated using quoted market prices.

Fair Value Measurements

Mortgage loans on real estate

The Company estimates the fair value of mortgage loans using an internally developed model. This model includes inputs derived by the Company based on assumed discount rates relative to the Company's current mortgage loan lending rate and an expected cash flow analysis based on a review of the mortgage loan terms. The

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

19.  FAIR VALUE OF FINANCIAL INSTRUMENTS — (Continued)

model also contains the Company's determined representative risk adjustment assumptions related to nonperformance and liquidity risks.

Policy loans

The Company believes the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the account value of the policy. The funds provided are limited to a certain percent of the account balance. The nature of policy loans is to have low default risk as the loans are fully collateralized by the value of the policy. The majority of policy loans do not have a stated maturity and the balances and accrued interest are repaid with proceeds from the policy account balance. Due to the collateralized nature of policy loans and unpredictable timing of repayments, the Company believes the fair value of policy loans approximates carrying value.

Stable value product and Annuity account balances

The Company estimates the fair value of stable value product account balances and annuity account balances using models based on discounted expected cash flows. The discount rates used in the models were based on a current market rate for similar financial instruments.

Non-recourse funding obligations

As of December 31, 2009, the Company estimated the fair value of its non-recourse funding obligations using internal discounted cash flow models. The discount rates used in the model were based on a current market yield for similar financial instruments.

20.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to interest rate risk, inflation risk, currency exchange risk, and equity market risk. These strategies are developed through the asset/liability committee's analysis of data from financial simulation models and other internal and industry sources and are then incorporated into the Company's risk management program.

Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company minimizes its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk associated with interest rate and foreign exchange contracts by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and strategies.

Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, interest rate options, and interest rate swaptions. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI"). The Company uses foreign currency swaps to manage its exposure to changes in the value of foreign currency denominated stable value contracts. No foreign currency swaps remain outstanding. The Company also uses S&P 500® options to mitigate its exposure to the value of equity indexed annuity contracts.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The Company records its derivative instruments on the balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP which requires that all derivative instruments be recognized in the balance sheet at fair value. The accounting for changes in fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge related to foreign currency exposure. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss realized on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. The remaining gain or loss on these derivatives is recognized as ineffectiveness in current earnings during the period of the change. For derivatives that are designated and qualify as fair value hedges, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings during the period of change in fair values. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis. The Company accounts for changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "realized investment gains (losses) — derivative financial instruments".

Cash-Flow Hedges

•  In 2002, the Company entered into a foreign currency swap to hedge the risk of changes in the value of interest and principal payments to be made on certain foreign-currency-based stable value contracts. During 2007, the Company exited from this swap. Under the terms of the swap, the Company paid a fixed U.S. dollar-denominated rate and received a fixed foreign-currency-denominated rate.

•  During 2004 and 2005, in connection with the issuance of inflation adjusted funding agreements, the Company entered into swaps to convert the floating CPI-linked interest rate on the contracts to a fixed rate. The Company paid a fixed rate on the swap and received a floating rate equal to the CPI change paid on the funding agreements.

•  During 2006, the Company entered into swaps to convert CMT ("Constant Maturity Treasury") based floating rate interest payments on funding agreements to fixed rate interest payments.

•  During 2006 and 2007, the Company entered into interest rate swaps to convert LIBOR based floating rate interest payments on funding agreements to fixed rate interest payments.

The Company designated these swaps as cash flow hedges and therefore recorded the change in the fair value of the swap during the period in accumulated other comprehensive income. Gains and losses on these swaps are reclassified from other comprehensive income to current earnings as interest payments are made on the funding agreements. For the years ended December 31, 2009, 2008, and 2007, the amount of hedge ineffectiveness reported in income was a $1.6 million gain, a $1.7 million loss, and a $4.2 million gain. Additionally, as of December 31, 2009 and 2008, the Company reported an after-tax net change to accumulated other comprehensive income of $28.4 million and $34.5 million, respectively, related to our cash flow hedges. During 2010, the Company expects to reclassify $7.7 million our of accumulated other comprehensive income and into earnings.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Other Derivatives

The Company also uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been designated by the Company for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

•  In previous years, the Company has used certain foreign currency swaps, which are not designated as cash flow hedges, to mitigate its exposure to changes in currency rates. For 2008 and 2007, the Company recorded pre-tax losses of $11.0 million and a pre-tax gain of $7.7 million on these swaps, respectively. In connection with these swaps, the Company also recognized pre-tax gains of $11.0 million and pre-tax losses of $3.5 million, respectively, during 2008 and 2007 as the change in value of the related foreign currency denominated stable value contracts. These net gains or losses primarily result from differences in the forward and spot exchange rates used to revalue the swaps and the stable value contracts. The final swap and related stable value contract matured in November of 2008. No foreign currency swaps remain outstanding.

•  The Company also uses short positions in interest rate futures to mitigate the interest rate risk associated with its mortgage loan commitments. During 2009, 2008, and 2007, the Company recognized pre-tax gains of $6.9 million and losses of $25.8 million and $3.7 million, respectively, as a result of changes in value of these future positions.

•  The Company uses certain interest rate swaps to mitigate interest rate risk related to floating rate exposures. The Company realized a gain of $39.3 million and a loss of $24.9 million on interest rate swaps for the years ended December 31, 2009 and 2008, respectively.

•  The Company uses other swaps and options to manage risk related to other exposures. For 2009, 2008, and 2007, the Company recognized pre-tax gains of $6.1 million and losses of $11.5 million and $9.9 million, respectively, for the change in fair value of these derivatives.

•  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives that must be reported at fair value. Changes in fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes which substantially offset the gains or losses on these embedded derivatives.

•  The Company has an interest rate floor agreement with PLC. The Company recognized gains of $4.3 million and $1.3 million during 2009 and 2008 and losses of $0.9 million during 2007 related to this agreement.

•  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized gains of $19.2 million and losses of $32.9 million and $0.5 million related to these embedded derivatives during 2009, 2008, and 2007, respectively.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31, 2009
	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Derivatives not designated as hedging instruments:(1)
Interest rate swaps	$75,000	$16,174
Interest rate floors	660,734	11,500
Embedded derivative — Modco reinsurance treaties	1,883,109	5,907
Embedded derivative — GMWB	429,562	10,579
Embedded derivative — GMAB	5,442	39
Other	60,808	6,752
	$3,114,655	$50,951
Other liabilities
Cash flow hedges:
Inflation	$343,526	$19,141
Interest rate	175,000	11,965
Derivatives not designated as hedging instruments:(1)
Interest rate	110,000	7,011
Embedded derivative — Modco reinsurance treaties	1,077,376	81,339
Embedded derivative GMWB	660,090	24,423
Embedded derivative GMAB	1,996	77
Other	10,707	2,755
	$2,378,695	$146,711

(1)  Additional information on derivatives not designated as hedging instruments is referenced under the ASC Derivatives and Hedging Topic.

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31, 2009
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (effective portion):
Interest rate	$—	$—	$(2,442)
Inflation	—	—	28,723
Gain (loss) reclassified from accumulated other comprehensive income into income (effective portion):
Interest rate	$—	$(7,887)	$—
Inflation	—	(11,635)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$1,570	$—	$—

Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $7.7 million out of accumulated other comprehensive income into earnings during the next twelve months.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

20.  DERIVATIVE FINANCIAL INSTRUMENTS — (Continued)

Gain (Loss) on Derivatives Not Designated as Hedging Instruments(1)

Realized investment gains (losses) — derivative financial instruments

For The Year Ended December 31, 2009
(Dollars In Thousands)
Interest rate risk
Mortgage loan commitments	$6,889
Interest rate swaps	39,317
Interest rate floors	4,300
Embedded derivative — Modco reinsurance treaties	(252,698)
Embedded derivative — GMWB	19,246
Other	6,066
$(176,880)

(1)  Additional information on derivatives not designated as hedging instruments is referenced under the ASC Derivatives and Hedging Topic.

Realized investment gains (losses) — all other investments

For The Year Ended December 31, 2009
(Dollars In Thousands)
Fixed income Modco trading portfolio(1)	$285,178

(1)  The Company elected to include the use of alternate disclosures for trading activities.

21.  OPERATING SEGMENTS

The Company operates several operating segments each having a strategic focus. An operating segment is distinguished by products, channels of distribution, and/or other strategic distinctions. The Company periodically evaluates its operating segments, as prescribed in the ASC Segment Reporting Topic, and makes adjustments to its segment reporting as needed. A brief description of each segment follows.

•  The Life Marketing segment markets level premium term insurance ("traditional"), UL, variable universal life, and bank-owned life insurance ("BOLI") products on a national basis primarily through networks of independent insurance agents and brokers, stockbrokers, and independent marketing organizations.

•  The Acquisitions segment focuses on acquiring, converting, and servicing policies acquired from other companies. The segment's primary focus is on life insurance policies and annuity products that were sold to individuals. In the ordinary course of business, the Acquisitions segment regularly considers acquisitions of blocks of policies or insurance companies. The level of the segment's acquisition activity is predicated upon many factors, including available capital, operating capacity, and market dynamics. Policies acquired through the Acquisitions segment are "closed" blocks of business (no new policies are being marketed). Therefore, earnings and account values are expected to decline as the result of lapses, deaths, and other terminations of coverage unless new acquisitions are made.

•  The Annuities segment markets and supports fixed and variable annuity products. These products are primarily sold through broker-dealers, financial institutions, and independent agents and brokers.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

•  The Stable Value Products segment sells GFAs to special purpose entities that in turn issue notes or certificates in smaller, transferable denominations. The segment also markets fixed and floating rate funding agreements directly to the trustees of municipal bond proceeds, institutional investors, bank trust departments, to the FHLB, and money market funds. Additionally, the segment markets GICs to 401(k) and other qualified retirement savings plans.

•  The Asset Protection segment primarily markets extended service contracts and credit life and disability insurance to protect consumers' investments in automobiles and recreational vehicles. In addition, the segment markets a GAP product.

•  The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the segments above (including net investment income on capital). This segment also includes earnings from several non-strategic lines of business and various investment-related transactions.

The Company uses the same accounting policies and procedures to measure segment operating income (loss) and assets as it uses to measure consolidated net income (loss) and assets. Segment operating income (loss) is income (loss) before income tax excluding net realized investment gains and losses (net of the related amortization of DAC/VOBA and participating income from real estate ventures), and the cumulative effect of change in accounting principle. Periodic settlements of derivatives associated with corporate debt and certain investments and annuity products are included in realized gains and losses but are considered part of operating income because the derivatives are used to mitigate risk in items affecting consolidated and segment operating income (loss). Segment operating income (loss) represents the basis on which the performance of the Company's business is internally assessed by management. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of DAC/VOBA are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner that most appropriately reflects the operations of that segment. Investments and other assets are allocated based on statutory policy liabilities, while DAC/VOBA and goodwill are shown in the segments to which they are attributable.

There were no significant intersegment transactions during 2009, 2008, or 2007.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

The following tables summarize financial information for the Company's segments. Asset adjustments represent the inclusion of assets related to discontinued operations:

	For The Year Ended December 31,
	2009	2008	2007
	(Dollars In Thousands)
Revenues
Life Marketing	$1,016,321	$927,071	$864,386
Acquisitions	777,181	716,722	892,433
Annuities	507,267	338,776	312,616
Stable Value Products	220,857	331,286	301,595
Asset Protection	271,749	283,572	328,452
Corporate and Other	134,713	(259,096)	142,419
Total revenues	$2,928,088	$2,338,331	$2,841,901
Segment Operating Income
Life Marketing	$139,385	$186,179	$166,552
Acquisitions	133,760	136,479	129,247
Annuities	53,258	15,528	21,102
Stable Value Products	61,963	89,811	50,231
Asset Protection	16,114	20,129	29,525
Corporate and Other	92,238	(99,292)	4,784
Total segment operating income	496,718	348,834	401,441
Realized investment (losses) gains — investments(1)	129,021	(593,094)	(5,283)
Realized investment (losses) gains — derivatives(2)	(200,705)	157,887	(202)
Income tax benefit (expense)	(147,563)	32,215	(143,523)
Net income (loss)	$277,471	$(54,158)	$252,433
(1) Realized investment (losses) gains — investments	$123,818	$(592,246)	$4,804
Less: participating income from real estate ventures	—	—	6,857
Less: related amortization of DAC	(5,203)	848	3,230
	$129,021	$(593,094)	$(5,283)
(2) Realized investment gains (losses) — derivatives	$(176,880)	$116,592	$(274)
Less: settlements on certain interest rate swaps	1,205	(324)	(4)
Less: derivative activity related to certain annuities	22,620	(40,971)	(68)
	$(200,705)	$157,887	$(202)
Net investment income
Life Marketing	$361,921	$349,591	$323,536
Acquisitions	479,743	530,028	578,965
Annuities	440,096	347,522	267,258
Stable Value Products	221,688	328,353	300,201
Asset Protection	28,448	33,272	34,277
Corporate and Other	71,167	29,448	109,566
Total net investment income	$1,603,063	$1,618,214	$1,613,803
Amortization of deferred policy acquisition costs and value of business acquired
Life Marketing	$144,125	$94,422	$106,094
Acquisitions	59,025	74,384	79,239
Annuities	81,928	616	27,685
Stable Value Products	3,471	4,467	4,199
Asset Protection	29,908	30,459	51,649
Corporate and Other	1,900	2,149	773
Total amortization of deferred policy acquisition costs	$320,357	$206,497	$269,639

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

21.  OPERATING SEGMENTS — (Continued)

	Operating Segment Assets As of December 31, 2008
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$8,753,633	$9,136,474	$9,977,456	$3,569,038
Deferred policy acquisition costs and value of business acquired	2,277,256	839,829	430,704	12,112
Goodwill	—	44,910	—	—
Total assets	$11,030,889	$10,021,213	$10,408,160	$3,581,150
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$751,313	$6,296,964	$26,372	$38,511,250
Deferred policy acquisition costs and value of business acquired	59,821	5,549	—	3,625,271
Goodwill	48,158	—	—	93,068
Total assets	$859,292	$6,302,513	$26,372	$42,229,589
	Operating Segment Assets As of December 31, 2008
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$7,874,516	$9,572,548	$7,530,551	$4,944,830
Deferred policy acquisition costs and value of business acquired	2,580,806	956,436	528,310	15,575
Goodwill	—	48,009	—	—
Total assets	$10,455,322	$10,576,993	$8,058,861	$4,960,405
	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$893,551	$4,416,271	$26,136	$35,258,403
Deferred policy acquisition costs and value of business acquired	61,764	4,177	—	4,147,068
Goodwill	48,157	—	—	96,166
Total assets	$1,003,472	$4,420,448	$26,136	$39,501,637

22.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED

The Company's unaudited consolidated quarterly operating data for the years ended December 31, 2009 and 2008 is presented below. In the opinion of management, all adjustments (consisting only of normal recurring items) necessary for a fair statement of quarterly results have been reflected in the following data. It is also management's opinion, however, that quarterly operating data for insurance enterprises are not necessarily indicative of results that may be expected in succeeding quarters or years. In order to obtain a more accurate

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

22.  CONSOLIDATED QUARTERLY RESULTS — UNAUDITED — (Continued)

indication of performance, there should be a review of operating results, changes in shareowners' equity, and cash flows for a period of several quarters.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars In Thousands, except per share amounts)
2009
Premiums and policy fees	$655,573	$676,240	$648,660	$694,207
Reinsurance ceded	(353,500)	(390,721)	(347,262)	(417,553)
Net of reinsurance ceded	302,073	285,519	301,398	276,654
Net investment income	403,715	414,918	395,697	388,733
Realized investment gains (losses)	(34,229)	24,919	(61,155)	17,403
Other income	18,263	17,996	20,105	156,079
Total revenues	689,822	743,352	656,045	838,869
Benefits and expenses	654,452	608,094	613,022	627,486
Income before income tax	35,370	135,258	43,023	211,383
Income tax expense	11,491	47,560	14,551	73,961
Net income	$23,879	$87,698	$28,472	$137,422
2008
Premiums and policy fees	$659,363	$675,563	$661,002	$683,521
Reinsurance ceded	(367,302)	(420,114)	(363,800)	(417,554)
Net of reinsurance ceded	292,061	255,449	297,202	265,967
Net investment income	408,239	413,856	411,970	384,149
Realized investment gains (losses)	(20,643)	(58,518)	(265,594)	(130,899)
Other income	18,583	20,801	22,058	23,650
Total revenues	698,240	631,588	465,636	542,867
Benefits and expenses	619,280	599,481	628,419	577,524
Income (loss) before income tax	78,960	32,107	(162,783)	(34,657)
Income tax expense (benefit)	27,760	10,560	(59,859)	(10,676)
Net income (loss)	$51,200	$21,547	$(102,924)	$(23,981)

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

Segment	Deferred Policy Acquisition Costs and Value of Businesses Acquired	Future Policy Benefits and Claims	Unearned Premiums	Stable Value Products, Annuity Contracts and Other Policyholders' Funds	Net Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisitions Costs and Value of Businesses Acquired	Other Operating Expenses(1)
	(Dollars In Thousands)
For The Year Ended December 31, 2009:
Life Marketing	$2,277,256	$9,969,274	$539,061	$234,467	$653,441	$361,921	$782,372	$144,125	$(49,561)
Acquisitions	839,829	5,878,326	21,805	3,896,074	261,516	479,743	532,992	59,025	14,768
Annuities	430,704	1,296,249	54,748	6,248,437	33,831	440,096	350,850	81,928	28,089
Stable Value Products	12,112	—	—	3,581,150	—	221,688	154,555	3,471	3,565
Asset Protection	59,821	95,507	558,464	2,379	190,292	28,448	109,381	29,908	116,346
Corporate and Other	5,549	63,974	2,344	44,635	26,564	71,167	29,896	1,900	109,444
Adjustments(2)	—	23,429	—	—	—	—	—	—	—
Total	$3,625,271	$17,326,759	$1,176,422	$14,007,142	$1,165,644	$1,603,063	$1,960,046	$320,357	$222,651
For The Year Ended December 31, 2008:
Life Marketing	$2,580,806	$9,453,325	$461,971	$168,831	$576,540	$349,591	$704,955	$94,422	$(58,485)
Acquisitions	956,436	5,994,213	24,814	4,303,017	276,740	530,028	580,271	74,384	21,145
Annuities	528,310	1,347,802	61,995	5,254,486	34,332	347,522	310,800	616	26,821
Stable Value Products	15,575	—	—	4,960,405	—	328,353	237,608	4,467	5,827
Asset Protection	61,764	121,420	648,815	2,657	193,230	33,272	91,933	30,459	141,051
Corporate and Other	4,177	91,123	2,665	49,382	29,837	29,448	36,170	2,149	120,111
Adjustments(2)	—	—	—	—	—	—	—	—	—
Total	$4,147,068	$17,007,883	$1,200,260	$14,738,778	$1,110,679	$1,618,214	$1,961,737	$206,497	$256,470
For The Year Ended December 31, 2007:
Life Marketing	$2,070,903	$8,951,618	$380,476	$408,616	$539,777	$323,536	$635,063	$106,094	$(43,323)
Acquisitions	950,173	6,032,479	17,322	5,044,135	300,156	578,965	633,971	79,239	48,207
Annuities	221,516	1,058,954	30,975	3,439,841	34,163	267,258	240,210	27,685	22,760
Stable Value Products	16,359	—	—	5,035,479	—	300,201	241,460	4,199	4,311
Asset Protection	80,428	103,709	697,628	57,678	229,703	34,277	93,122	51,649	154,156
Corporate and Other	369	75,658	1,585	76,237	34,010	109,566	36,191	773	110,178
Adjustments(2)	—	26,999	—	—	—	—	—	—	—
Total	$3,339,748	$16,249,417	$1,127,986	$14,061,986	$1,137,809	$1,613,803	$1,880,017	$269,639	$296,289

(1)  Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

(2)  Balance Sheet adjustments represent the inclusion of assets related to discontinued operations.

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(Dollars In Thousands)
For The Year Ended December 31, 2009:
Life insurance in-force	$755,263,432	$515,136,471	$19,826,424	$259,953,385	7.6%
Premiums and policy fees:
Life insurance	2,135,750	1,350,061	113,306	898,995	12.6
Accident/health insurance	59,202	21,859	126	37,469	0.3
Property and liability insurance	298,832	137,116	67,464	229,180	29.4
Total	$2,493,784	$1,509,036	$180,896	$1,165,644
For The Year Ended December 31, 2008:
Life insurance in-force	$754,425,286	$540,561,213	$21,182,706	$235,046,779	9.0%
Premiums and policy fees:
Life insurance	2,138,852	1,473,198	176,635	842,289	21.0
Accident/health insurance	72,781	29,705	771	43,847	1.8
Property and liability insurance	279,733	65,867	10,677	224,543	4.8
Total	$2,491,366	$1,568,770	$188,083	$1,110,679
For The Year Ended December 31, 2007:
Life insurance in-force	$747,423,376	$531,984,866	$17,758,675	$233,197,185	7.6%
Premiums and policy fees:
Life insurance	2,168,376	1,483,025	185,664	871,015	21.3
Accident/health insurance	88,357	31,021	1,530	58,866	2.6
Property and liability insurance	265,115	71,353	14,166	207,928	6.8
Total	$2,521,848	$1,585,399	$201,360	$1,137,809

SCHEDULE V — VALUATION AND QUALIFYING ACCOUNTS

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

	Additions
Description	Balance at beginning of period	Charged to costs and expenses	Charges to other accounts	Deductions	Balance at end of period
	(Dollars In Thousands)
2009
Allowance for losses on commercial mortgage loans	$2,230	$3,320	$—	$(3,825)	$1,725
Bad debt reserve associated with Lender's Indemnity product line	30,611	—	—	(30,611)	—
2008
Allowance for losses on commercial mortgage loans	$475	$1,755	$—	$—	$2,230
Bad debt reserve associated with Lender's Indemnity product line	29,745	866	—	—	30,611
2007
Allowance for losses on commercial mortgage loans	$475	$2,890	$—	$(2,890)	$475
Bad debt reserve associated with Lender's Indemnity product line	27,100	2,645	—	—	29,745

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(4)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(4)

(c)  Participant Certificate for use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract(4)

(d)  Death Benefit Endorsement(6)

(e)  Annual Reset Death Benefit Rider(4)

(f)  Annual Reset Death Benefit Rider (revised)(6)

(g)  Compound Death Benefit Rider(4)

(h)  Compound Death Benefit Rider (revised)(6)

(i)  Earnings Enhancement Death Benefit (EEDB) Endorsements(5)

(j)  Earnings Enhancement Death Benefit (EEDB) Endorsements (revised)(6)

(k)  Spousal Continuation Endorsement for Earnings Enhancement Death Benefit (EEDB)(5)

(l)  Enhanced Spousal Continuation Benefit Endorsement(5)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(4)

(b)  Form of Contract Application for Group Flexible Premium Deferred Variable and Fixed Annuity Contract(4)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(8)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(8)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(3)

8.  (a)  Participation/Distribution Agreement (Protective Investment Company)(2)

(b)  Participation Agreement (Oppenheimer Variable Account Funds)(9)

(c)  Participation Agreement (MFS Variable Insurance Trust)(9)

(d)  Participation Agreement (Calvert Group, formerly Acacia Capital Corporation)(9)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust)(10)

(f)  Participation Agreement (Van Kampen Life Investment Trust)(11)

(g)  Participation Agreement (Lord Abbett Series Fund)(12)

(h)  Participation Agreement for Class II Shares (Van Kampen)(3)

(i)  Participation Agreement (Fidelity® Variable Insurance Products)(13)

(j)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(14)

(k)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(3)

(l)  Form of Participation Agreement for Service Class Shares (Universal Institutional Fund, Inc.)(3)

(m)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(3)

(n)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(15)

(o)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(8)

(p)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(8)

(q)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(8)

(r)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(8)

(s)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(8)

(t)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(8)

(u)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(8)

(v)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(8)

(w)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(8)

(x)  Form of Rule 22c-2 Agreement (Van Eck Worldwide Insurance Trust)(8)

(y)  Participation Agreement (Legg Mason)(16)

(z)  Participation Agreement (PIMCO)(16)

(aa)  Participation Agreement (Royce Capital)(16)

(bb)  Rule 22c-2 Information Sharing Agreement (Royce)(16)

9.  Opinion and Consent of Steve M. Callaway, Esq.(7)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP

(b)  Consent of PricewaterhouseCoopers LLP

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective No. 5 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2003.

(4)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 24, 2000.

(5)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 28, 2003.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 30, 2004.

(8)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(9)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(10)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 2008.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement, (File No. 333-94047) filed with the Commission on April 25, 2002.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 333-107331) filed with the Commission on November 26, 2003.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, (File No. 333-116813) filed with the Commission on April 28, 2006.

(15)  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(16)  Incorporated herein by reference to Post-Effective Amendment No.15 to the Form N-4 Registration Statement (File No. 333-113070) filed with the Commission on October 28, 2009.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns
Richard J. Bielen
Deborah J. Long
Carl S. Thigpen
Carolyn Johnson
Edward M. Berko
John B. Deremo
Carolyn King
Kevin Howard
Lance Black
Brent E. Griggs
Wayne E. Stuenkel
Judy Wilson
Steven G. Walker
Phil Passafiume
Nancy Kane
Charles Prior	Chairman of the Board, Chief Executive Officer, President, and
Director
Vice Chairman and Chief Financial Officer and Director
Executive Vice President, General Counsel and Secretary
Executive Vice President, Chief Investment Officer
Executive VP and Chief Operating Officer and Director
Executive Vice President and Chief Risk Officer
Senior Vice President and Chief Distribution Officer
Senior Vice President, Acquisitions and Corporate Development
Senior Vice President and Chief Product Actuary, Life and Annuity Division, and Certifying Compliance Officer for Illustrations
Senior Vice President and Treasurer
Senior Vice President, Asset Protection Division
Senior Vice President and Chief Actuary
Senior Vice President, Stable Value Products
Senior Vice President and Controller and Chief Accounting Officer
Senior Vice President and Director, Fixed Income
Senior Associate Counsel, Senior Vice President
Senior Vice President, Mortgage Loans

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2009 (File No. 1-11339) filed with the Commission on February 26, 2010.

Item 27. Number of Contractowners.

As of March 31, 2010, there were 5,876 contract owners of Protective Variable Annuity II individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell Barry K. Brown Cindy McGill Steve M. Callaway Gary Carroll Carol Majewski Julena Johnson Thomas R. Barrett Jason P. Dees	President, Secretary and Director

Assistant Secretary
Assistant Secretary
Chief Compliance Officer and
Director
Assistant Chief Compliance
Officer and Director
Assistant Compliance Officer
Assistant Compliance Officer
Chief Financial Officer and
Director
Assistant Financial Officer
Vice President, New Business
Operations, Life and Annuity
Division
Second Vice President, LLC
Assistant Vice President, Annuity and VUL Administration
None
Second Vice President,
Compliance, Life and Annuity
Division
Director I, Compliance Officer
Senior Compliance Analyst II
Director I, Life and Annuity
Division
Quantitative Analyst Asset Liability
Management

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 29, 2010.

  PROTECTIVE VARIABLE ANNUITY
  SEPARATE ACCOUNT

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  /s/ JOHN D. JOHNS

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/S/ JOHN D. JOHNS John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	April 29, 2010

* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	April 29, 2010

* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	April 29, 2010

* Carolyn Johnson	Director	April 29, 2010

*BY: /S/ MAX BERUEFFY Max Berueffy Attorney-in-Fact		April 29, 2010